As filed with the SEC on November 16, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04419

AEGON/TRANSAMERICA SERIES TRUST (formerly AEGON/TRANSAMERICA SERIES FUND, INC.)
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2005 – September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2005 are attached.

AEGON Bond

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (17.5%)
U.S. Treasury Bond
11.75%, due 11/15/2014 †	$2,500	$3,203
7.25%, due 05/15/2016	2,000	2,474
7.50%, due 11/15/2016	2,750	3,481
7.25%, due 08/15/2022	300	392
6.25%, due 08/15/2023 †	5,000	5,979
7.63%, due 02/15/2025	1,125	1,553
6.50%, due 11/15/2026	1,500	1,876
U.S. Treasury STRIPS
Zero Coupon, due 05/15/2008	1,000	898
Zero Coupon, due 02/15/2009	200	174
Zero Coupon, due 02/15/2010 †	1,800	1,503
Zero Coupon, due 02/15/2011	950	760
Zero Coupon, due 05/15/2012	1,200	908
Zero Coupon, due 08/15/2012	250	187
Zero Coupon, due 11/15/2012	1,200	887
Zero Coupon, due 02/15/2013	200	146
Zero Coupon, due 05/15/2013	200	144
Zero Coupon, due 11/15/2013	3,000	2,109
Zero Coupon, due 02/15/2014	750	520
Zero Coupon, due 02/15/2016	1,650	1,038
Zero Coupon, due 05/15/2016	2,200	1,367
Zero Coupon, due 02/15/2017	8,400	5,032
Zero Coupon, due 11/15/2017	200	115
Zero Coupon, due 02/15/2019	300	162
Zero Coupon, due 02/15/2022	150	70
Zero Coupon, due 02/15/2023	750	333
Total U.S. Government Obligations (cost: $32,411)		35,311

U.S. GOVERNMENT AGENCY OBLIGATIONS (46.4%)
Federal Home Loan Bank
4.72%, due 09/20/2012	500	496
FHLMC
4.13%, due 07/12/2010	573	564
5.75%, due 01/15/2012	200	212
6.50%, due 04/01/2016	182	188
6.50%, due 12/01/2017	530	547
4.00%, due 05/01/2019	1,061	1,019
FHLMC-Series 2247
7.50%, due 08/15/2030	391	397
FHLMC-Series 1466
7.50%, due 02/15/2023	969	1,006
FHLMC-Series 1695
7.00%, due 03/15/2024	1,000	1,052
FHLMC-Series 1798
5.00%, due 05/15/2023	438	435
FHLMC-Series 1844
6.50%, due 10/15/2013	109	110

FHLMC-Series 2102
6.00%, due 12/15/2013	$1,382	$1,417
6.00%, due 12/15/2013	2,372	2,431
FHLMC-Series 2169
7.00%, due 06/15/2029	1,000	1,059
FHLMC-Series 2210
8.00%, due 01/15/2030	1,257	1,330
FHLMC-Series 2256
7.25%, due 09/15/2030	1,757	1,807
FHLMC-Series 2259
7.00%, due 10/15/2030	1,021	1,061
FHLMC-Series 2271
7.25%, due 12/15/2030	500	518
FHLMC-Series 2317
6.50%, due 04/15/2031	287	289
FHLMC-Series 2344
6.50%, due 08/15/2031	586	612
FHLMC-Series 2357
6.50%, due 12/15/2017	216	216
FHLMC-Series 2367
6.00%, due 01/15/2019	30	29
FHLMC-Series 2371
6.00%, due 08/15/2015	2,000	2,026
FHLMC-Series 2392
6.00%, due 12/15/2020	1,000	1,018
FHLMC-Series 2410
5.50%, due 02/15/2009	670	671
FHLMC-Series 2423
7.00%, due 03/15/2032	3,323	3,446
FHLMC-Series 2424
6.38%, due 03/15/2032	1,000	1,034
FHLMC-Series 2430B
6.50%, due 03/15/2032	729	764
FHLMC-Series 2434
7.00%, due 04/15/2032	1,000	1,046
FHLMC-Series 2435B
6.00%, due 02/15/2013	1,126	1,156
FHLMC-Series 2450
4.23%, due 03/15/2032 * (a)	491	46
7.00%, due 05/15/2032	957	1,004
FHLMC-Series 2460
6.00%, due 11/15/2029	607	621
FHLMC-Series 2462
6.50%, due 06/15/2032	600	625
FHLMC-Series 2474
3.93%, due 07/15/2017 * (a)	1,790	121
FHLMC-Series 2484
6.50%, due 07/15/2032	921	970
FHLMC-Series 2496
8.50%, due 11/15/2015	23	23
FHLMC-Series 2503
5.50%, due 11/15/2015	600	605
FHLMC-Series 2515
4.00%, due 03/15/2032	1,000	935
FHLMC-Series 2518
5.50%, due 09/15/2013	788	802
FHLMC-Series 2527
5.50%, due 10/15/2013	794	806
6.00%, due 11/15/2032	500	514

FHLMC-Series 2535
5.50%, due 12/15/2022	$1,000	$1,021
FHLMC-Series 2541
5.50%, due 02/15/2017	1,000	1,014
FHLMC-Series 2557
5.00%, due 07/15/2014	1,000	1,003
FHLMC-Series 2565
6.00%, due 05/15/2030	500	513
FHLMC-Series 2567
6.00%, due 02/15/2033	500	514
FHLMC-Series 2597
3.78%, due 02/15/2033 * (a)	1,403	93
FHLMC-Series 2599
3.23%, due 02/15/2033 * (a)	2,094	123
FHLMC-Series 2610
3.33%, due 03/15/2033 * (a)	2,242	139
FHLMC-Series 2668
3.85%, due 10/15/2015 *	766	743
FHLMC-Series 2684
Zero Coupon, due 10/15/2033 (b)	250	145
FHLMC-Series 2691
3.35%, due 10/15/2033 *	200	140
FHLMC-Series 2705
3.35%, due 11/15/2033 *	116	82
FHLMC-Series 2727
3.42%, due 01/15/2034 *	700	463
FHLMC-Series 2753
4.46%, due 02/15/2034 *	85	64
FHLMC-Series 2755
6.66%, due 05/15/2030 *	390	386
FHLMC-Series 2769
Zero Coupon, due 03/15/2034 (b)	74	45
FHLMC-Series 2776
3.42%, due 04/15/2034 *	204	152
FHLMC-Series 2846
Zero Coupon, due 08/15/2034 (b)	250	195
FHLMC-Series 77
8.50%, due 09/15/2020	336	336
FHLMC-Series T-041
7.50%, due 07/25/2032	877	922
FHLMC-Series T-051
7.50%, due 08/25/2042 *	371	387
FHLMC-Series T-054
6.50%, due 02/25/2043	793	814
7.00%, due 02/25/2043	258	271
FNMA
7.50%, due 01/01/2008	181	186
6.50%, due 04/01/2008	205	209
8.00%, due 07/01/2009	280	296
5.50%, due 06/01/2012	273	277
5.00%, due 12/01/2016	286	286
5.50%, due 03/01/2017	702	711
6.50%, due 03/01/2017	207	214
5.50%, due 09/01/2017	588	595
4.00%, due 07/01/2018	225	217
4.00%, due 12/01/2018	932	899
4.50%, due 03/01/2019	837	820
9.00%, due 10/01/2019	245	265
9.00%, due 06/01/2025	278	304

6.00%, due 12/01/2032	$610	$621
6.00%, due 03/01/2033	239	243
6.00%, due 03/01/2033	183	187
6.00%, due 03/01/2033	299	304
4.89%, due 01/01/2035 *	424	424
FNMA Pool# 735911
6.50%, due 08/01/2020	450	468
FNMA-Series 1993-190
10.76%, due 10/25/2008 *	168	172
FNMA-Series 1994-G013
7.00%, due 06/17/2022	295	297
FNMA-Series 2001-44
7.00%, due 09/25/2031	481	499
7.00%, due 09/25/2031	624	647
FNMA-Series 2001-5
6.00%, due 03/25/2016	901	922
FNMA-Series 2001-61
7.00%, due 12/25/2016	1,220	1,267
7.00%, due 11/25/2031	657	692
FNMA-Series 2001-7
7.00%, due 03/25/2031	302	314
FNMA-Series 2002-1
6.50%, due 02/25/2022	753	780
13.35%, due 02/25/2032 *	116	125
FNMA-Series 2002-13
10.00%, due 03/25/2032 *	81	93
FNMA-Series 2002-18
5.50%, due 04/25/2017	1,000	1,023
FNMA-Series 2002-48B
6.50%, due 11/25/2032	1,000	1,057
FNMA-Series 2002-59B
6.50%, due 04/25/2032	180	180
6.50%, due 04/25/2032	1,500	1,518
FNMA-Series 2002-74
5.00%, due 11/25/2015	1,500	1,501
FNMA-Series 2002-77
7.81%, due 12/25/2032 *	206	189
FNMA-Series 2003-22
4.00%, due 04/25/2033	500	428
FNMA-Series 2003-39
5.50%, due 05/25/2023	500	514
FNMA-Series 2003-47
5.75%, due 06/25/2033	750	759
FNMA-Series 2003-64
4.52%, due 07/25/2033 *	291	205
FNMA-Series 2003-71
2.54%, due 08/25/2033 *	243	200
FNMA-Series 2003-91
6.43%, due 09/25/2033 *	169	160
FNMA-Series 2003-W1
6.50%, due 12/25/2042	756	778
7.50%, due 12/25/2042	343	361
FNMA-Series 2003-W4
6.50%, due 10/25/2042	212	213
FNMA-Series 2004-14
3.61%, due 03/25/2034 *	175	129
FNMA-Series 2004-21
Zero Coupon, due 04/25/2034 (b)	99	59

FNMA-Series 2004-25
8.99%, due 04/25/2034 *	$451	$462
FNMA-Series 2004-36
5.50%, due 02/25/2034	600	604
8.99%, due 05/25/2034 *	675	696
FNMA-Series 2020-9
6.50%, due 12/25/2012	740	753
FNMA-Series 329
Zero Coupon, due 01/01/2033 (b)	228	180
FNMA-Series 340
Zero Coupon, due 09/01/2033 (b)	152	115
FNMA-Series 8816
9.50%, due 06/25/2018	367	398
FNMA-Series 93008
7.00%, due 01/25/2008	482	490
GNMA
7.50%, due 09/15/2009	346	357
8.00%, due 01/15/2016	246	263
7.00%, due 07/15/2017	251	264
6.50%, due 03/15/2023	358	373
GNMA-Series 1994-7
6.50%, due 10/16/2024	1,200	1,259
GNMA-Series 1997-7
9.00%, due 05/16/2027	91	98
GNMA-Series 1999-10
6.50%, due 04/20/2029	758	794
GNMA-Series 1999-40
7.50%, due 11/20/2029	569	595
GNMA-Series 1999-44
8.00%, due 12/20/2029	323	340
GNMA-Series 2000-27
7.50%, due 09/20/2030	379	391
GNMA-Series 2000-36
7.33%, due 11/20/2030	135	140
GNMA-Series 2000-9
8.50%, due 02/16/2030	802	881
8.00%, due 06/20/2030	143	147
GNMA-Series 2001-64
6.50%, due 12/20/2031	773	806
GNMA-Series 2001-7
6.50%, due 03/20/2031	746	767
GNMA-Series 2002-2
6.50%, due 01/20/2019	70	70
GNMA-Series 2002-24
4.54%, due 04/16/2032 * (a)	767	62
GNMA-Series 2002-40
6.50%, due 06/20/2032	1,400	1,466
GNMA-Series 2002-45
6.50%, due 06/20/2032	500	522
GNMA-Series 2002-47
6.50%, due 07/16/2032	1,000	1,045
6.50%, due 07/20/2032	921	955
GNMA-Series 2002-51
16.05%, due 04/20/2031 *	109	122
GNMA-Series 2002-54
6.50%, due 08/20/2032	500	518
GNMA-Series 2002-67
6.00%, due 03/20/2013	3,875	3,925
GNMA-Series 2002-7
6.50%, due 01/20/2032	954	983

GNMA-Series 2002-71
6.00%, due 12/20/2014	$821	$831
GNMA-Series 2003-18
7.00%, due 10/20/2031	452	478
GNMA-Series 2003-24
Zero Coupon, due 03/16/2033 (b)	98	83
GNMA-Series 2003-4
5.50%, due 12/20/2013	807	821
5.50%, due 01/20/2032 (a)	652	101
GNMA-Series 2003-46
6.50%, due 06/20/2033	850	896
GNMA-Series 2003-52
Zero Coupon, due 06/16/2033 (b)	268	214
GNMA-Series 2003-66
Zero Coupon, due 08/20/2033 (b)	2	2
GNMA-Series 2004-28
9.29%, due 04/16/2034 *	127	130
U.S. Department of Veteran Affairs-Series 1997-1
7.50%, due 02/15/2027	1,807	1,953
Total U.S. Government Agency Obligations (cost: $96,340)		93,551

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
United Mexican States
4.63%, due 10/08/2008	330	328
6.38%, due 01/16/2013	75	80
7.50%, due 04/08/2033	600	696
Total Foreign Government Obligations (cost: $994)		1,104

MORTGAGE-BACKED SECURITIES (11.1%)
American Housing Trust-Series V
9.13%, due 04/25/2021	32	34
Banc of America Funding Corp.-Series 2004-1
Zero Coupon, due 03/25/2034 (b)	189	162
Bear Stearns Commercial Mortgage Securities-Series 2000-WF1
7.64%, due 02/15/2032	87	91
Commercial Mortgage Asset Trust-Series 1999-C1
6.59%, due 01/17/2032	1,116	1,134
Commercial Mortgage Pass-Through-Series 2001-J2-144A
6.30%, due 07/16/2034	4,000	4,235
Countrywide Alternative Loan Trust, Series 2003-J1
Zero Coupon, due 10/25/2033 (b)	227	200
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	275	264
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2
1.24%, due 06/25/2035 * (a)	2,360	35
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10
6.45%, due 07/25/2035 *	189	187
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	494
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4
1.27%, due 02/25/2035 * (a)	2,816	35
Countrywide Asset-Backed Certificates-Series 2004-AB2
4.10%, due 05/25/2036 *	500	501

Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7
4.11%, due 06/25/2034 *	$251	$242
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1
4.26%, due 05/20/2034 *	250	245
GE Capital Commercial Mortgage Corp.-Series 2001-2
6.44%, due 08/11/2033	3,000	3,215
LB Commercial Conduit Mortgage Trust-Series 1999-C1
6.41%, due 06/15/2031	800	808
MASTR Adjustable Rate Mortgages Trust-Series 2004-13
3.82%, due 04/21/2034 *	430	421
MASTR Alternative Loans Trust-Series 2004-10
4.50%, due 09/25/2019	504	490
MASTR Asset Securitization Trust-Series 2003-4
5.00%, due 05/25/2018	265	265
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB
4.67%, due 05/12/2043 *	300	294
Morgan Stanley Capital I-Series 1998-HF2
6.86%, due 11/15/2030 *	2,000	2,103
MortgageIT Trust, Series 2005-1
3.96%, due 02/25/2035 *	289	289
Prudential Securities Secured Financing Corp.-Series 1998-C1
6.51%, due 07/15/2008	2,842	2,940
Residential Accredit Loans, Inc.-Series 2002-QS16
9.01%, due 10/25/2017 *	166	176
Residential Accredit Loans, Inc.-Series 2003-QS3
8.49%, due 02/25/2018 *	128	132
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A4
1.22%, due 04/25/2035 * (a)	3,538	55
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	498
Washington Mutual MSC Mortgage Pass-Through CTFS-Series 2003-MS7
Zero Coupon, due 03/25/2033 (b)	250	216
Washington Mutual-Series 2002-S7
Zero Coupon, due 11/25/2017 (b)	318	299
Washington Mutual-Series 2004-AR3
4.24%, due 06/25/2034 *	184	181
Wells Fargo Mortgage Backed Securities Trust-Series 2004-7
5.00%, due 07/25/2019	434	431
Wells Fargo Mortgage Backed Securities Trust-Series 2004-BB
4.59%, due 01/25/2035 *	862	852
Wells Fargo Mortgage Backed Securities Trust-Series 2004-EE
3.99%, due 01/25/2035 *	435	425
Wells Fargo Mortgage Backed Securities Trust-Series 2004-S
3.54%, due 09/25/2034 *	500	482
Total Mortgage-Backed Securities (cost: $21,833)		22,431

ASSET-BACKED SECURITIES (2.4%)
AmeriCredit Automobile Receivables Trust-Series 2002-A
4.61%, due 01/12/2009	126	126
Citibank Credit Card Issuance, Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	149
First Horizon Asset Securities, Inc.-Series 2004-AR7
4.96%, due 02/25/2035 *	547	545

Household Automotive Trust, Series 2005-1, Class A4
4.35%, due 06/18/2012	$110	$109
MBNA Credit Card Master Note Trust-Series 2003-1C
5.47%, due 06/15/2012 *	150	158
MBNA Master Credit Card Trust USA-Series 1999-J-144A
7.85%, due 02/15/2012	300	333
Nomura Asset Acceptance Corp.-Series 2003-A1
7.00%, due 04/25/2033	55	55
6.00%, due 05/25/2033	158	159
Onyx Acceptance Grantor Trust-Series 2002-C
4.07%, due 04/15/2009	586	586
Residential Asset Mortgage Products, Inc.-Series 2001-RS3
6.29%, due 10/25/2031	62	62
Systems 2001 AT LLC-Series 2001-144A
6.66%, due 09/15/2013	1,245	1,335
WFS Financial Owner Trust-Series 2002-2
4.50%, due 02/20/2010	1,260	1,261
Total Asset-Backed Securities (cost: $4,800)		4,878

CORPORATE DEBT SECURITIES (16.9%)
Automotive (0.7%)
DaimlerChrysler NA Holding Corp.-Series A
7.38%, due 09/15/2006	1,000	1,024
Ford Motor Co.
6.63%, due 02/15/2028	300	216
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	96
Business Credit Institutions (0.1%)
CIT Group, Inc., Senior Note
7.75%, due 04/02/2012	150	172
Business Services (0.1%)
International Lease Finance Corp.
5.88%, due 05/01/2013	75	78
PHH Corp.
7.13%, due 03/01/2013	100	108
Chemicals & Allied Products (1.2%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	277
DSM NV-144A
6.75%, due 05/15/2009	2,000	2,120
Commercial Banks (2.3%)
Bank of America Corp.
7.40%, due 01/15/2011	2,000	2,234
Citigroup, Inc.
4.25%, due 07/29/2009	200	197
5.63%, due 08/27/2012	400	416
Corp Andina de Fomento CAF
5.20%, due 05/21/2013	100	100
Keycorp-Series G
4.70%, due 05/21/2009	100	100
State Street Corp.
7.65%, due 06/15/2010	300	339
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	269
Wachovia Bank NA
7.80%, due 08/18/2010	250	284
Wachovia Corp.
3.50%, due 08/15/2008	150	145

Wells Fargo & Co.
3.13%, due 04/01/2009	$260	$247
4.20%, due 01/15/2010	300	294
Communication (1.0%)
Comcast Corp.
5.50%, due 03/15/2011	350	357
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,067
Tele-Communications-TCI Group
9.80%, due 02/01/2012	500	615
Computer & Office Equipment (0.1%)
International Business Machines Corp.
6.22%, due 08/01/2027	250	274
Construction (0.3%)
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	500	612
Electric Services (0.8%)
Constellation Energy Group, Inc.
7.00%, due 04/01/2012	250	275
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	254
DTE Energy Co.
6.65%, due 04/15/2009	200	211
Duke Energy Corp.
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	206
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	273
Ohio Valley Electric Corp.-144A
5.94%, due 02/12/2006	125	126
PSEG Power LLC
7.75%, due 04/15/2011	115	129
Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	220
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	112
Southern California Gas Co.
4.80%, due 10/01/2012	100	100
Holding & Other Investment Offices (0.6%)
EOP Operating, LP
6.75%, due 02/15/2012	300	324
Illinois State
5.10%, due 06/01/2033	600	594
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	272
Insurance (0.2%)
American General Finance Corp.
5.38%, due 10/01/2012	100	101
International Lease Finance Corp.
4.50%, due 05/01/2008	75	74
MGIC Investment Corp.
6.00%, due 03/15/2007	150	153
XL Capital, Ltd.
5.25%, due 09/15/2014	50	48

Life Insurance (0.7%)
ASIF Global Financing XIX -144A
4.90%, due 01/17/2013	$500	$491
ASIF Global Financing XX -144A
2.65%, due 01/17/2006	200	199
John Hancock Global Funding, Ltd.-144A
7.90%, due 07/02/2010	300	341
New York Life Global Funding-144A
3.88%, due 01/15/2009	200	195
Protective Life Secured Trust (Protective Life Insurance Co.)
4.00%, due 04/01/2011	250	240
Mortgage Bankers & Brokers (0.9%)
American General Finance Corp.
4.50%, due 11/15/2007	170	169
Captiva Finance, Ltd.-Series A-144A
6.86%, due 11/30/2009	566	566
Countrywide Home Loans
4.00%, due 03/22/2011	225	214
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	241
MassMutual Global Funding II-144A
3.50%, due 03/15/2010	150	142
Principal Life Global Funding I-144A
2.80%, due 06/26/2008	140	134
6.25%, due 02/15/2012	250	268
Motion Pictures (0.5%)
Historic TW, Inc.
8.18%, due 08/15/2007	400	424
9.15%, due 02/01/2023	500	646
Paper & Allied Products (0.1%)
International Paper Co.
4.25%, due 01/15/2009	65	64
4.00%, due 04/01/2010	165	157
Union Camp Corp.
6.50%, due 11/15/2007	50	52
Personal Credit Institutions (2.7%)
Ford Motor Credit Co.
7.38%, due 10/28/2009	1,000	966
General Electric Capital Corp.
4.25%, due 01/15/2008	700	696
4.63%, due 09/15/2009	500	499
6.13%, due 02/22/2011	500	530
5.88%, due 02/15/2012	200	210
6.00%, due 06/15/2012	750	798
General Motors Acceptance Corp.
7.25%, due 03/02/2011	475	442
General Motors Nova Scotia Finance Co.
6.85%, due 10/15/2008	400	375
Household Finance Corp.
6.40%, due 06/17/2008	100	104
6.75%, due 05/15/2011	760	827
Petroleum Refining (0.1%)
Conoco Funding Co., Note
5.45%, due 10/15/2006	200	202
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	221

Savings Institutions (0.1%)
Popular North America, Inc.
4.25%, due 04/01/2008	$150	$148
Security & Commodity Brokers (2.6%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	500	477
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	125
4.88%, due 01/15/2015	300	294
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	1,400	1,524
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,132
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	100
5.45%, due 07/15/2014	300	308
Morgan Stanley
4.25%, due 05/15/2010	500	487
6.75%, due 04/15/2011	400	435
6.60%, due 04/01/2012 †	250	271
4.75%, due 04/01/2014	145	140
Telecommunications (1.5%)
AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	225	235
7.88%, due 03/01/2011	100	114
BellSouth Corp.
6.00%, due 10/15/2011	250	264
British Telecommunications PLC
8.88%, due 12/15/2030 (c)	400	543
France Telecom SA
7.75%, due 03/01/2011 (c)	200	227
GTE Corp.
7.51%, due 04/01/2009	475	515
Liberty Media Corp.
5.70%, due 05/15/2013	25	23
NYNEX Corp.
9.55%, due 05/01/2010	170	189
Sprint Capital Corp.
6.88%, due 11/15/2028	800	884
Total Corporate Debt Securities (cost: $32,934)		34,010

CONVERTIBLE BOND (0.2%)
Telecommunications (0.2%)
Nynex Capital Funding Co.-Series B
8.23%, due 10/15/2009	400	442
Total Convertible Bond (cost: $427)		442

SECURITY LENDING COLLATERAL (5.7%)
Debt (4.7%)
Bank Notes (0.3%)
Bank of America
3.77%, due 10/18/2005 *	109	109
3.77%, due 11/28/2005 *	127	127
3.81%, due 08/10/2006 *	126	126

Bear Stearns & Co.
4.07%, due 12/06/2005 *	$55	$55
4.07%, due 03/07/2006 *	164	164
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	55	55
Certificates Of Deposit (0.3%)
Barclays
3.70%, due 01/17/2006 *	246	246
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	59	59
3.99%, due 05/18/2006 *	137	137
Rabobank Nederland
3.94%, due 05/31/2006 *	137	137
Commercial Paper (0.7%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	109	109
Grampian Funding LLC-144A
3.76%, due 10/13/2005	27	27
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	114	114
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	82	82
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	356	356
4.01%, due 12/09/2005 *	345	345
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	121	121
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	81	81
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	55	55
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	109	109
Euro Dollar Overnight (0.7%)
Barclays
3.62%, due 10/03/2005	164	164
Fortis Bank
3.81%, due 10/07/2005	109	109
Societe Generale
3.78%, due 10/03/2005	219	219
3.80%, due 10/04/2005	137	137
Svenska Handlesbanken
3.88%, due 10/03/2005	412	412
Wells Fargo
3.75%, due 10/07/2005	274	274
Euro Dollar Terms (1.2%)
Bank of Nova Scotia
3.66%, due 10/11/2005	369	369
3.77%, due 10/31/2005	219	219
Barclays
3.70%, due 10/14/2005	82	82
Branch Banker &Trust
3.84%, due 11/22/2005	274	274
Citigroup
3.87%, due 12/21/2005	274	274
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	274	274

Harris Trust & Savings Bank
3.75%, due 10/21/2005	$435	$435
Royal Bank of Canada
3.83%, due 11/22/2005	274	274
Royal Bank of Scotland
3.76%, due 11/01/2005	301	301
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	22	22
Repurchase Agreements (1.5%)††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $611 on 10/03/2005	611	611
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,310 on 10/03/2005	1,310	1,310
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $13 on 10/03/2005	13	13
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $840 on 10/03/2005	839	839
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $181 on 10/03/2005	181	181

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 3.68%	109,466	$109
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	833,896	834
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	145,024	145
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	950,328	950
Total Security Lending Collateral (cost: $11,445)		11,445

Total Investment Securities (cost: $201,184)		$203,172

SUMMARY:
Investments, at value	100.7%	$203,172
Liabilities in excess of other assets	(0.7)%	(1,337)
Net assets	100.0%	$201,835

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $10,898.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
(a)	Interest only security. Holder is entitled to interest payments on the underlying pool.

(b)	Principal only security. Holder is entitled to principal cash flows on the underlying pool.
(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.
††

Cash collateral for the Repurchase Agreements, valued at $3,013, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $11,183 or 5.5% of the net assets of the Fund.

American Century International

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Australia (4.3%)
Amcor, Ltd.	243,340	$1,246
BHP Billiton, Ltd.	246,050	4,179
Commonwealth Bank of Australia	18,410	540
Macquarie Infrastructure Group	703,760	2,154
National Australia Bank, Ltd.	75,910	1,915
QBE Insurance Group, Ltd.	54,000	770
Austria (1.1%)
Erste Bank der Oesterreichischen Sparkassen AG	51,006	2,736
Belgium (1.2%)
KBC Groupe	36,320	2,951
Canada (1.6%)
Canadian Pacific Railway, Ltd.	15,740	679
Shoppers Drug Mart Corp.	31,571	1,119
Thomson Corp. (The)	57,930	2,168
Denmark (0.6%)
Novo Nordisk A/S-Class B	31,010	1,538
Finland (0.3%)
Nokia OYJ	41,160	692
France (15.5%)
Accor SA	48,000	2,431
AXA	142,182	3,915
Cie Generale D’Optique Essilor International SA	24,800	2,060
France Telecom SA	99,560	2,866
Lafarge SA	20,850	1,840
Pernod-Ricard	7,410	1,312
PPR SA	22,120	2,328
Sanofi-Aventis	31,440	2,606
Schneider Electric SA	22,170	1,756
Societe Generale-Class A	31,634	3,621
Total SA	27,010	7,395
Veolia Environnement	29,550	1,251
Vinci SA	34,302	2,963
Vivendi Universal SA	79,430	2,601
Germany (5.9%)
Adidas-Salomon AG	5,310	925
BASF AG	33,170	2,499
Continental AG	34,660	2,854
Deutsche Post AG	29,650	696
Deutsche Telekom AG	122,210	2,230
E.ON AG	21,210	1,954
Fresenius Medical Care AG †	26,226	2,395
Metro AG	23,210	1,146

Greece (3.0%)
Hellenic Telecommunications Organization SA ‡	73,620	$1,471
National Bank of Greece SA	93,110	3,711
OPAP SA	72,600	2,258
Ireland (2.9%)
Anglo Irish Bank Corp. PLC	175,406	2,406
Bank of Ireland	158,000	2,495
Ryanair Holdings PLC, ADR † ‡	49,710	2,263
Italy (2.7%)
Banco Popolare di Verona e Novara Scrl	138,160	2,617
ENI-Ente Nazionale Idrocarburi SpA	83,070	2,471
Saipem SpA	96,110	1,623
Japan (18.3%)
Advantest Corp. †	8,900	691
Astellas Pharma, Inc.	71,400	2,692
Bank of Yokohama, Ltd. (The)	182,000	1,390
Daikin Industries, Ltd.	83,700	2,246
East Japan Railway Co.	490	2,803
Eisai Co., Ltd. †	51,100	2,188
Fuji Photo Film Co., Ltd.	42,800	1,413
Honda Motor Co., Ltd.	47,400	2,687
Hoya Corp.	9,603	320
Hoya Corp. ‡	28,809	982
KDDI Corp.	420	2,373
Keyence Corp.	5,400	1,361
Komatsu, Ltd.	93,000	1,269
Matsushita Electric Industrial Co., Ltd.	179,000	3,039
Mitsubishi Tokyo Financial Group, Inc.	100	1,315
Murata Manufacturing Co., Ltd.	50,300	2,811
Omron Corp.	11,200	273
ORIX Corp.	15,300	2,769
Osaka Gas Co., Ltd.	646,000	2,264
Shin-Etsu Chemical Co., Ltd.	50,300	2,198
Taisei Corp.	470,000	1,938
Takefuji Corp.	30,730	2,401
Toray Industries, Inc.	235,000	1,253
Yamada Denki Co., Ltd.	41,000	3,124
Mexico (0.7%)
America Movil SA de CV-Class L, ADR	66,645	1,754
Netherlands (3.0%)
ASML Holding NV ‡	115,480	1,902
ING Groep NV	104,326	3,116
Royal Numico NV † ‡	57,290	2,515
Norway (2.0%)
DnB Nor ASA	231,290	2,393
Telenor ASA	294,940	2,645
South Korea (0.5%)
Samsung Electronics Co., Ltd.	2,210	1,248

Spain (3.6%)
Banco Popular Espanol SA	215,950	$2,640
Cintra Concesiones de Infraestructuras de Transporte SA ‡	109,536	1,509
Grupo Ferrovial SA	32,645	2,725
Telefonica SA	133,865	2,198
Switzerland (7.3%)
Compagnie Financiere Richemont AG-Class A	50,080	1,991
Nestle SA	12,010	3,531
Novartis AG	77,260	3,934
Roche Holding AG-Genusschein	23,524	3,281
Swiss Life Holding	15,550	2,210
UBS AG	40,434	3,450
United Kingdom (22.0%)
AstraZeneca PLC	96,340	4,489
BAA PLC	191,210	2,110
BG Group PLC	207,650	1,975
BP PLC	596,852	7,108
British American Tobacco PLC	64,410	1,357
Diageo PLC	203,950	2,939
GlaxoSmithKline PLC	238,160	6,073
Legal & General Group PLC	518,300	1,040
Man Group PLC	57,810	1,693
National Grid PLC	151,916	1,428
Next PLC	104,290	2,567
Reckitt Benckiser PLC	105,976	3,236
Reed Elsevier PLC	209,050	1,939
Royal Bank of Scotland Group PLC	121,848	3,467
Smith & Nephew PLC	218,675	1,841
Tesco PLC	487,260	2,667
Unilever PLC	321,110	3,361
Vodafone Group PLC	1,322,940	3,451
Wolseley PLC	29,200	619
WPP Group PLC	168,040	1,715
United States (1.4%)
iShares MSCI EAFE Index Fund †	60,000	3,485
Total Common Stocks (cost: $211,387)		245,048

	Principal	Value
SECURITY LENDING COLLATERAL (5.2%)
Debt (4.3%)
Bank Notes (0.3%)
Bank of America
3.77%, due 10/18/2005 *	$125	$125
3.77%, due 11/28/2005 *	145	145
3.81%, due 08/10/2006 *	143	143
Bear Stearns & Co.
4.07%, due 12/06/2005 *	62	62
4.07%, due 03/07/2006 *	187	187
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	62	62
Certificates of Deposit (0.3%)
Barclays
3.70%, due 01/17/2006 *	281	281

Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	$68	$68
3.99%, due 05/18/2006 *	156	156
Rabobank Nederland
3.94%, due 05/31/2006 *	156	156
Commercial Paper (0.6%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	124	124
Grampian Funding LLC-144A
3.76%, due 10/13/2005	30	30
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	130	130
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	94	94
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	405	405
4.01%, due 12/09/2005 *	393	393
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	138	138
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	93	93
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	62	62
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	124	124
Euro Dollar Overnight (0.6%)
Barclays
3.62%, due 10/03/2005	187	187
Fortis Bank
3.81%, due 10/07/2005	125	125
Societe Generale
3.78%, due 10/03/2005	249	249
3.80%, due 10/04/2005	156	156
Svenska Handlesbanken
3.88%, due 10/03/2005	470	470
Wells Fargo
3.75%, due 10/07/2005	312	312
Euro Dollar Terms (1.1%)
Bank of Nova Scotia
3.66%, due 10/11/2005	420	420
3.77%, due 10/31/2005	249	249
Barclays
3.70%, due 10/14/2005	94	94
Branch Banker &Trust
3.84%, due 11/22/2005	312	312
Citigroup
3.87%, due 12/21/2005	312	312
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	312	312
Harris Trust & Savings Bank
3.75%, due 10/21/2005	496	496
Royal Bank of Canada
3.83%, due 11/22/2005	312	312

Royal Bank of Scotland
3.76%, due 11/01/2005	$343	$343
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	25	25
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $696 on 10/03/2005	696	696
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,493 on 10/03/2005	1,493	1,493
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $14 on 10/03/2005	14	14
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $957 on 10/03/2005	957	957
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $207 on 10/03/2005	207	207

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 3.68%	124,736	$125
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	950,229	950
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	165,256	165
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	1,082,904	1,083
Total Security Lending Collateral (cost: $13,042)		13,042
Total Investment Securities (cost: $224,429)		$258,090

SUMMARY:
Investments, at value	103.1%	$258,090
Liabilities in excess of other assets	(3.1)%	(7,702)
Net assets	100.0%	$250,388

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.0%	$37,646
Pharmaceuticals	10.7%	26,800
Telecommunications	7.6%	18,988
Petroleum Refining	5.8%	14,503
Life Insurance	3.7%	9,241
Chemicals & Allied Products	3.2%	7,934
Oil & Gas Extraction	2.4%	6,070

Food & Kindred Products	2.4%	$6,045
Instruments & Related Products	2.3%	5,845
Construction	2.3%	5,688
Industrial Machinery & Equipment	2.1%	5,272
Electronic Components & Accessories	2.0%	4,986
Beer, Wine & Distilled Beverages	1.7%	4,251
Medical Instruments & Supplies	1.7%	4,236
Metal Mining	1.7%	4,179
Engineering & Management Services	1.6%	4,048
Radio & Television Broadcasting	1.5%	3,851
Rubber & Misc. Plastic Products	1.5%	3,779
Communications Equipment	1.5%	3,731
Investment Companies	1.4%	3,485
Railroads	1.4%	3,483
Department Stores	1.4%	3,474
Electric Services	1.4%	3,382
Wholesale Trade Nondurable Goods	1.3%	3,361
Radio, Television & Computer Stores	1.3%	3,124
Business Credit Institutions	1.1%	2,769
Automotive	1.1%	2,687
Food Stores	1.1%	2,667
Shoe Stores	1.0%	2,567
Hotels & Other Lodging Places	1.0%	2,431
Personal Credit Institutions	1.0%	2,401
Gas Production & Distribution	0.9%	2,264
Air Transportation	0.9%	2,263
Amusement & Recreation Services	0.9%	2,258
Electronic & Other Electric Equipment	0.9%	2,230
Computer & Data Processing Services	0.9%	2,168
Security & Commodity Brokers	0.9%	2,154
Retail Trade	0.8%	1,991
Printing & Publishing	0.8%	1,939
Stone, Clay & Glass Products	0.7%	1,840
Insurance	0.7%	1,810
Business Services	0.7%	1,715
Holding & Other Investment Offices	0.7%	1,693
Public Administration	0.6%	1,509
Tobacco Products	0.5%	1,357
Textile Mill Products	0.5%	1,253
Metal Cans & Shipping Containers	0.5%	1,246
Drugs Stores & Proprietary Stores	0.4%	1,119
Transportation & Public Utilities	0.2%	696
Wholesale Trade Durable Goods	0.2%	619
Investments, at value	97.9%	245,048
Short-Term Investments	5.2%	13,042
Liabilities in excess of other assets	(3.1)%	(7,702)
Net Assets	100.0%	$250,388

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $12,511.

‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $3,433, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $795 or 0.3% of the net assets of the Fund.

ADR	American Depositary Receipt

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Aerospace (0.6%)
Northrop Grumman Corp.	20,300	$1,103
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	62,600	1,091
Apparel Products (1.3%)
Liz Claiborne, Inc. †	29,700	1,168
V.F. Corp.	22,500	1,304
Automotive (1.9%)
General Motors Corp. †	30,900	946
Lear Corp. †	26,500	900
Toyota Motor Corp., ADR †	20,100	1,857
Beverages (2.3%)
Coca-Cola Co. (The)	41,200	1,779
Molson Coors Brewing Co.-Class B	18,900	1,210
Pepsi Bottling Group, Inc. †	50,200	1,433
Business Credit Institutions (3.1%)
Freddie Mac	106,700	6,024
Chemicals & Allied Products (2.1%)
Avon Products, Inc.	18,000	486
du Pont (E.I.) de Nemours & Co.	37,500	1,469
PPG Industries, Inc.	35,300	2,089
Commercial Banks (17.3%)
Bank of America Corp.	148,000	6,231
Bank of New York Co., Inc. (The)	54,900	1,615
Citigroup, Inc.	203,600	9,268
JP Morgan Chase & Co.	128,200	4,350
National City Corp.	29,600	990
PNC Financial Services Group, Inc.	34,700	2,013
US Bancorp	89,000	2,499
Wachovia Corp.	59,800	2,846
Wells Fargo & Co.	67,000	3,924
Communication (0.5%)
Viacom, Inc.-Class B	28,100	928
Communications Equipment (0.3%)
Avaya, Inc. ‡	59,700	615
Computer & Data Processing Services (3.3%)
Computer Sciences Corp. ‡	34,300	1,623
Fiserv, Inc. ‡	32,000	1,468
Microsoft Corp.	126,200	3,247
Computer & Office Equipment (3.4%)
Hewlett-Packard Co.	139,800	4,082
International Business Machines Corp.	32,600	2,615
Electric Services (1.4%)
PPL Corp.	82,000	2,651
Electric, Gas & Sanitary Services (2.3%)
Exelon Corp. †	59,800	3,196
NiSource, Inc.	56,500	1,370
Electronic & Other Electric Equipment (1.4%)
General Electric Co.	67,400	2,269
Whirlpool Corp.	4,900	371
Electronic Components & Accessories (1.9%)
Intel Corp.	61,400	1,513
Tyco International, Ltd. †	78,000	2,172
Environmental Services (0.7%)
Waste Management, Inc.	48,400	1,385
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	22,200	1,428
Finance (1.5%)
SPDR Trust Series 1 †	23,800	2,925

Food & Kindred Products (3.8%)
Altria Group, Inc.	40,400	$2,978
HJ Heinz Co.	42,400	1,549
Sara Lee Corp.	56,600	1,073
Unilever NV-NY Shares †	26,500	1,893
Food Stores (1.1%)
Kroger Co. ‡	102,800	2,117
Health Services (0.5%)
HCA, Inc.	19,900	954
Industrial Machinery & Equipment (2.2%)
Deere & Co.	20,900	1,279
Dover Corp.	35,000	1,428
Ingersoll-Rand Co.-Class A	42,400	1,621
Instruments & Related Products (0.7%)
Xerox Corp. ‡	105,300	1,437
Insurance (4.3%)
Allstate Corp. (The)	47,900	2,648
American International Group, Inc.	42,700	2,646
Loews Corp.	21,100	1,950
MGIC Investment Corp. †	17,000	1,091
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	32,200	2,485
Marsh & McLennan Cos., Inc.	32,000	972
Life Insurance (0.7%)
Torchmark Corp.	26,400	1,395
Lumber & Wood Products (1.4%)
Weyerhaeuser Co. †	40,300	2,771
Medical Instruments & Supplies (0.3%)
Baxter International, Inc.	15,600	622
Motion Pictures (1.7%)
Time Warner, Inc.	184,800	3,347
Oil & Gas Extraction (2.9%)
Royal Dutch Shell PLC- Class A, ADR †	85,700	5,625
Petroleum Refining (9.2%)
Chevron Corp.	66,600	4,311
ConocoPhillips	62,800	4,390
Exxon Mobil Corp.	143,700	9,131
Pharmaceuticals (5.5%)
Abbott Laboratories	50,600	2,145
Bristol-Myers Squibb Co.	53,800	1,294
Johnson & Johnson	37,500	2,373
Merck & Co., Inc.	27,400	746
Pfizer, Inc.	81,200	2,028
Wyeth	46,400	2,147
Primary Metal Industries (1.0%)
Alcoa, Inc.	52,100	1,272
Nucor Corp.	11,700	690
Printing & Publishing (1.9%)
Gannett Co., Inc.	32,500	2,237
RR Donnelley & Sons Co.	37,300	1,383
Railroads (0.7%)
Norfolk Southern Corp.	31,400	1,274
Restaurants (1.4%)
McDonald’s Corp.	83,300	2,790
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	56,600	1,282
Savings Institutions (1.3%)
Washington Mutual, Inc. †	65,200	2,557
Security & Commodity Brokers (3.0%)
Merrill Lynch & Co., Inc.	48,500	2,975
Morgan Stanley	54,700	2,951
Telecommunications (4.1%)
AT&T Corp.	24,500	485
BellSouth Corp.	80,600	2,120
SBC Communications, Inc. †	106,600	2,555
Sprint Nextel Corp.	60,700	1,443
Verizon Communications, Inc.	45,400	1,484
Variety Stores (1.1%)
Dollar General Corp.	53,900	989
Wal-Mart Stores, Inc.	26,200	1,148
Total Common Stocks (cost: $180,548)		190,534

	Principal	Value
SECURITY LENDING COLLATERAL (14.9%)
Debt (12.2%)
Bank Notes (0.8%)
Bank of America
3.77%, due 10/18/2005 *	$278	$278
3.77%, due 11/28/2005 *	323	323
3.81%, due 08/10/2006 *	319	319
Bear Stearns & Co.
4.07%, due 12/06/2005 *	139	139
4.07%, due 03/07/2006 *	416	416
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	139	139
Certificates Of Deposit (0.8%)
Barclays
3.70%, due 01/17/2006 *	625	625
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	151	151
3.99%, due 05/18/2006 *	347	347
Rabobank Nederland
3.94%, due 05/31/2006 *	347	347
Commercial Paper (1.8%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	276	276
Grampian Funding LLC-144A
3.76%, due 10/13/2005	68	68
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	290	290
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	208	208
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	902	902
4.01%, due 12/09/2005 *	874	874
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	308	308
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	206	206
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	139	139
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	275	275
Euro Dollar Overnight (1.7%)
Barclays
3.62%, due 10/03/2005	416	416
Fortis Bank
3.81%, due 10/07/2005	278	278
Societe Generale
3.78%, due 10/03/2005	555	555
3.80%, due 10/04/2005	347	347
Svenska Handlesbanken
3.88%, due 10/03/2005	1,045	1,045
Wells Fargo
3.75%, due 10/07/2005	694	694
Euro Dollar Terms (3.3%)
Bank of Nova Scotia
3.66%, due 10/11/2005	936	936
3.77%, due 10/31/2005	555	555
Barclays
3.70%, due 10/14/2005	208	208
Branch Banker &Trust
3.84%, due 11/22/2005	694	694
Citigroup
3.87%, due 12/21/2005	694	694
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	694	694
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,103	1,103
Royal Bank of Canada
3.83%, due 11/22/2005	694	694
Royal Bank of Scotland
3.76%, due 11/01/2005	763	763

Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$56	$56
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,550 on 10/03/2005	1,549	1,549
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,323 on 10/03/2005	3,322	3,322
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $32 on 10/03/2005	32	32
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,130 on 10/03/2005	2,129	2,129
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $460 on 10/03/2005	460	460

	Shares	Value
Investment Companies (2.7%)
Money Market Funds (2.7%)
American Beacon Funds
1-day yield of 3.68%	277,610	$278
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	2,114,802	2,115
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	367,788	368
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	2,410,081	2,410
Total Security Lending Collateral (cost: $29,025)		29,025

Total Investment Securities (cost: $209,573)		$219,559

SUMMARY:
Investments, at value	112.8%	$219,559
Liabilities in excess of other assets	(12.8)%	(24,895)
Net assets	100.0%	$194,664

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $28,074.
‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $7,641, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $1,770 or .9% of the net assets of the Fund.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (8.0%)
Munder Net50, Initial Class ‡	208,226	$1,993
T. Rowe Price Small Cap, Initial Class ‡	456,190	4,881
TA IDEX T. Rowe Price Health Sciences, Class I ‡	642,331	8,248
Third Avenue Value, Initial Class	1,393,079	33,239
Transamerica Growth Opportunities, Initial Class ‡	304,854	4,402
Transamerica Small/Mid Cap Value, Initial Class	106,038	1,957
Capital Preservation (5.2%)
Transamerica Money Market, Initial Class	35,560,240	35,560
Fixed-Income (56.6%)
MFS High Yield, Initial Class	10,227,017	97,770
PIMCO Total Return, Initial Class	5,972,842	64,925
TA IDEX PIMCO Real Return TIPS, Class I	5,969,698	62,443
TA IDEX Transamerica Flexible Income, Class I	5,344,405	50,718
TA IDEX Transamerica Short Term Bond, Class I	7,107,905	69,800
TA IDEX Van Kampen Emerging Debt, Class I	568,845	6,058
Transamerica Convertible Securities, Initial Class	3,165,286	34,850
Growth Equity (21.1%)
American Century Large Company Value, Initial Class	2,358,761	25,569
Federated Growth & Income, Initial Class	687,555	11,303
Great Companies - TechnologySM, Initial Class	2,009,661	8,360
Janus Growth, Initial Class ‡	389,327	14,062
JP Morgan Mid Cap Value, Initial Class	935,790	14,711
Marsico Growth, Initial Class	730,894	7,250
Salomon All Cap, Initial Class	3,292	48
T. Rowe Price Equity Income, Initial Class	1,401,166	27,785
TA IDEX UBS Large Cap Value, Class I	2,320,626	25,550
Transamerica Equity, Initial Class	417,985	9,472
Specialty- Real Estate (2.3%)
Clarion Real Estate Securities, Initial Class	818,347	15,500
World Equity (6.8%)
Capital Guardian Global, Initial Class	1,627,571	21,272
TA IDEX Evergreen International Small Cap, Class I ‡	796,650	10,341
TA IDEX Marsico International Growth, Class I	1,284,829	14,686
Total Investment Companies (cost: $637,860)		682,753

Total Investment Securities (cost: $637,860)		$682,753

SUMMARY:
Investments, at value	1	$682,753
Liabilities in excess of other assets	(0.0)%	(2)
Net assets	100.0%	$682,751

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (17.5%)
Munder Net50, Initial Class ‡	1,760,324	$16,846
TA IDEX T. Rowe Price Health Sciences, Class I ‡	3,110,786	39,942
Third Avenue Value, Initial Class	3,171,885	75,681
Transamerica Growth Opportunities, Initial Class ‡	1,918,439	27,702
Transamerica Small/Mid Cap Value, Initial Class	1,559,154	28,782
Fixed-Income (2.4%)
TA IDEX Van Kampen Emerging Debt, Class I	2,391,339	25,468
Growth Equity (58.9%)
Capital Guardian Value, Initial Class	4,745,009	94,426
Federated Growth & Income, Initial Class	574,440	9,444
Great Companies - TechnologySM, Initial Class	5,716,397	23,780
Janus Growth, Initial Class ‡	1,047,928	37,851
Jennison Growth, Initial Class	6,406,148	51,826
JP Morgan Mid Cap Value, Initial Class	5,770,984	90,720
Mercury Large Cap Value, Initial Class	7,060,048	131,034
Salomon All Cap, Initial Class	3,275,054	47,652
TA IDEX UBS Large Cap Value, Class I	6,272,253	69,058
TA IDEX Van Kampen Small Company Growth, Class I ‡	2,525,002	28,911
Transamerica Equity, Initial Class	2,273,959	51,528
Specialty- Real Estate (2.3%)
Clarion Real Estate Securities, Initial Class	1,285,482	24,347
World Equity (18.9%)
Capital Guardian Global, Initial Class	5,223,225	68,268
TA IDEX Evergreen International Small Cap, Class I ‡	4,399,238	57,102
TA IDEX Marsico International Growth, Class I	6,916,149	79,052
Total Investment Companies (cost: $900,982)		1,079,420

Total Investment Securities (cost: $900,982)		$1,079,420

SUMMARY:
Investments, at value	100.0%	$1,079,420
Liabilities in excess of other assets	(0.0)%	(120)
Net assets	100.0%	$1,079,300

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (14.0%)
Munder Net50, Initial Class ‡	817,909	$7,827
T. Rowe Price Small Cap, Initial Class ‡	2,723,062	29,137
TA IDEX T. Rowe Price Health Sciences, Class I ‡	3,358,255	43,120
Third Avenue Value, Initial Class	3,696,958	88,209
Transamerica Growth Opportunities, Initial Class ‡	4,447,586	64,223
Transamerica Small/Mid Cap Value, Initial Class	2,345,854	43,304
Capital Preservation (3.9%)
Transamerica Money Market, Initial Class	77,286,730	77,287
Fixed-Income (40.0%)
MFS High Yield, Initial Class	23,267,069	222,433
PIMCO Total Return, Initial Class	11,839,141	128,691
TA IDEX PIMCO Real Return TIPS, Class I	12,762,967	133,501
TA IDEX Transamerica Flexible Income, Class I	2,282,677	21,663
TA IDEX Transamerica High-Yield Bond, Class I	1,606,112	14,776
TA IDEX Transamerica Short Term Bond, Class I	10,366,753	101,802
TA IDEX Van Kampen Emerging Debt, Class I	1,878,765	20,009
Transamerica Convertible Securities, Initial Class	13,469,210	148,296
Growth Equity (32.7%)
American Century Large Company Value, Initial Class	9,418,178	102,093
Federated Growth & Income, Initial Class	1,705,114	28,032
Great Companies - TechnologySM, Initial Class	8,058,101	33,522
Janus Growth, Initial Class ‡	1,408,590	50,878
JP Morgan Mid Cap Value, Initial Class	2,599,270	40,861
Marsico Growth, Initial Class	6,890,658	68,355
Mercury Large Cap Value, Initial Class	6,422,243	119,197
Salomon All Cap, Initial Class	2,112,201	30,733
T. Rowe Price Equity Income, Initial Class	5,643,111	111,903
Transamerica Equity, Initial Class	2,658,651	60,245
Specialty- Real Estate (1.7%)
Clarion Real Estate Securities, Initial Class	1,821,250	34,494
World Equity (7.7%)
Capital Guardian Global, Initial Class	3,459,605	45,217
TA IDEX Evergreen International Small Cap, Class I ‡	3,617,245	46,952
TA IDEX Marsico International Growth, Class I	5,185,836	59,274
Total Investment Companies (cost: $1,746,632)		1,976,034

Total Investment Securities (cost: $1,746,632)		$1,976,034

SUMMARY:
Investments, at value	100.0%	$1,976,034
Other assets in excess of liabilities	(0.0)%	(144)
Net assets	100.0%	$1,975,890

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.6%)
Munder Net50, Initial Class ‡	2,670,492	$25,557
TA IDEX T. Rowe Price Health Sciences, Class I ‡	6,009,125	77,157
Third Avenue Value, Initial Class	6,954,606	165,937
Transamerica Growth Opportunities, Initial Class ‡	4,732,116	68,332
Capital Preservation (0.8%)
Transamerica Money Market, Initial Class	20,147,486	20,147
Fixed-Income (22.2%)
MFS High Yield, Initial Class	11,961,706	114,354
PIMCO Total Return, Initial Class	7,110,334	77,289
TA IDEX PIMCO Real Return TIPS, Class I	9,921,833	103,782
TA IDEX Transamerica Flexible Income, Class I	4,140,666	39,295
TA IDEX Transamerica High-Yield Bond, Class I	2,879,114	26,488
TA IDEX Van Kampen Emerging Debt, Class I	6,866,253	73,126
Transamerica Convertible Securities, Initial Class	10,534,976	115,990
Growth Equity (48.4%)
Capital Guardian Value, Initial Class	8,649,140	172,118
Federated Growth & Income, Initial Class	1,648,319	27,098
Great Companies - TechnologySM, Initial Class	10,484,097	43,614
Janus Growth, Initial Class ‡	2,868,304	103,603
Jennison Growth, Initial Class	6,219,406	50,315
JP Morgan Mid Cap Value, Initial Class	9,507,704	149,461
Mercury Large Cap Value, Initial Class	13,352,560	247,824
Salomon All Cap, Initial Class	5,122,314	74,530
T. Rowe Price Equity Income, Initial Class	7,757,938	153,840
TA IDEX Van Kampen Small Company Growth, Class I ‡	4,132,937	47,322
Transamerica Equity, Initial Class	5,675,580	128,609
Specialty- Real Estate (2.7%)
Clarion Real Estate Securities, Initial Class	3,576,454	67,738
World Equity (12.3%)
Capital Guardian Global, Initial Class	5,495,906	71,831
TA IDEX Evergreen International Small Cap, Class I ‡	7,266,808	94,323
TA IDEX Marsico International Growth, Class I	11,973,840	136,861
Total Investment Companies (cost: $2,131,974)		2,476,541

Total Investment Securities (cost: $2,131,974)		$2,476,541

SUMMARY:
Investments, at value	100.0%	$2,476,541
Other assets in excess of liabilities	(0.0)%	(288)
Net assets	100.0%	$2,476,253

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
This portfolio is part of AEGON/Transamerica Series Trust, and is an affiliate of the Fund.
This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
United States (0.5%)
Chubb Corp.	45,700	$1,497
General Motors Corp.	26,000	513
Total Convertible Preferred Stocks (cost: $1,891)		2,010

PREFERRED STOCKS (0.0%)
Germany (0.0%)
Volkswagen AG	2,400	110
Total Preferred Stocks (cost: $86)		110

COMMON STOCKS (97.5%)
Australia (3.1%)
Amcor, Ltd.	123,300	632
Boral, Ltd.	231,717	1,427
Coca-Cola Amatil, Ltd.	121,500	734
Macquarie Airports	749,368	1,876
Promina Group, Ltd.	194,900	744
Publishing & Broadcasting, Ltd. †	96,100	1,209
Qantas Airways, Ltd.	263,851	679
Rinker Group, Ltd.	174,840	2,213
Toll Holdings, Ltd.	84,785	900
Wesfarmers, Ltd.	29,300	898
Westpac Banking Corp.	49,100	791
Woolworths, Ltd. †	58,999	749
Austria (0.3%)
Erste Bank der Oesterreichischen Sparkassen AG	400	21
Raiffeisen International Bank Holding AG ‡	3,200	214
Telekom Austria AG	54,562	1,089
Belgium (0.2%)
UCB SA	14,899	789
Bermuda (1.5%)
Cooper Industries, Ltd.-Class A	12,200	843
Hongkong Land Holdings, Ltd.	260,000	816
Li & Fung, Ltd.	453,000	1,048
PartnerRe, Ltd.	16,800	1,076
Tyco International, Ltd. †	38,400	1,069
Weatherford International, Ltd. † ‡	17,500	1,202
Canada (4.2%)
Alcan, Inc.	77,600	2,466
Cameco Corp.	48,900	2,616
Canadian Natural Resources, Ltd.	28,000	1,268
IGM Financial, Inc. †	44,300	1,633
Inco, Ltd. †	42,300	2,003
Magna International, Inc.-Class A	8,400	633
Manulife Financial Corp. †	17,400	930
Methanex Corp. †	71,200	1,057
Noranda, Inc.	52,557	1,408
Potash Corp. of Saskatchewan	17,100	1,598
TELUS Corp.	18,300	766
TELUS Corp.- Non-Voting	4,700	192
Thomson Corp. (The) (Foreign Registered) †	24,000	900

Cayman Islands (0.4%)
Transocean, Inc. ‡	13,600	$834
XL Capital, Ltd.-Class A	11,400	776
Denmark (0.2%)
Novo Nordisk A/S-Class B	16,700	828
France (5.3%)
Air Liquide	3,170	585
AXA	28,600	787
BNP Paribas	61,800	4,712
Bouygues	39,700	1,851
Carrefour SA	7,520	347
Cie Generale D’Optique Essilor International SA	14,500	1,204
Groupe Danone	7,400	800
L’Oreal SA †	11,600	901
Sanofi-Aventis	75,700	6,274
Schneider Electric SA	24,000	1,901
Veolia Environnement	23,000	973
Vivendi Universal SA	46,000	1,506
Germany (3.7%)
Allianz AG	11,200	1,517
Bayer AG	23,500	864
Bayerische Motoren Werke AG	15,200	716
DaimlerChrysler AG	42,200	2,245
Deutsche Bank AG	6,200	582
Deutsche Post AG	42,000	985
E.ON AG	8,900	820
Heidelberger Druckmaschinen	22,600	777
Infineon Technologies AG ‡	105,400	1,039
SAP AG	7,300	1,265
SAP AG, ADR	29,500	1,278
Siemens AG	31,200	2,411
Volkswagen AG †	17,300	1,070
Hong Kong (1.0%)
Johnson Electric Holdings, Ltd.	8,000	8
PCCW, Ltd.	1,365,000	889
Sun Hung Kai Properties, Ltd.	216,000	2,237
Swire Pacific, Ltd.-Class A	99,000	912
Ireland (0.5%)
CRH PLC	29,500	802
Iaws Group PLC	60,000	872
Ryanair Holdings PLC, ADR † ‡	13,800	628
Israel (0.5%)
Teva Pharmaceutical Industries, Ltd., ADR †	59,500	1,988

Japan (13.7%)
Advantest Corp. †	13,000	$1,010
Aeon Co., Ltd.	90,000	1,812
Bank of Yokohama, Ltd. (The)	177,000	1,352
Canon, Inc.	14,000	758
Daiichi Sanyko Co., Ltd. † ‡	34,000	698
Daimaru, Inc.	89,000	1,050
Enplas Corp.	13,000	356
Fanuc, Ltd.	15,100	1,224
Hirose Electric Co., Ltd.	6,900	806
Hoya Corp.	7,600	253
Hoya Corp. ‡	22,800	777
Kansai Electric Power Co. (The), Inc.	32,500	719
Kao Corp.	33,000	814
Millea Holdings, Inc.	96	1,542
Mitsubishi Corp.	45,600	902
Mitsubishi Estate Co., Ltd.	157,000	2,159
Mitsubishi Heavy Industries, Ltd.	177,000	628
Mitsubishi Tokyo Financial Group, Inc.	81	1,065
Nikon Corp. †	59,000	746
Nintendo Co., Ltd.	12,500	1,461
Nippon Electric Glass Co., Ltd.	42,000	758
Nippon Telegraph & Telephone Corp.	278	1,369
Nissan Motor Co., Ltd. †	132,900	1,521
Nitto Denko Corp.	14,300	807
Omron Corp.	29,000	708
ORIX Corp.	6,400	1,158
Ricoh Co., Ltd.	39,000	610
Rohm Co., Ltd.	9,700	844
Sekisui House, Ltd.	60,000	737
Shimamura Co., Ltd.	7,600	844
Shin-Etsu Chemical Co., Ltd.	51,800	2,264
SMC Corp.	11,100	1,481
Softbank Corp. †	49,400	2,748
Sumitomo Corp.	169,000	1,787
Sumitomo Mitsui Financial Group, Inc.	567	5,356
Suzuki Motor Corp.	68,000	1,261
T&D Holdings Inc.	15,750	940
Takeda Pharmaceutical Co., Ltd. †	17,700	1,056
Tohoku Electric Power Co., Inc.	40,400	901
Tokyo Electric Power Co. (The), Inc.	12,200	309
Tokyo Electron, Ltd. †	18,800	1,001
Tokyo Gas Co., Ltd. †	247,000	1,005
Toto, Ltd. †	104,000	826
Trend Micro, Inc.	27,500	872
UFJ Holdings, Inc. ‡	397	3,238
Yahoo! Japan Corp.	494	580
Yahoo! Japan Corp. ‡	494	589
Yamato Transport Co., Ltd.	82,000	1,351
Mexico (0.9%)
America Movil SA de CV-Class L, ADR	75,300	1,982
America Telecom SA de CV, ADR † ‡	193,800	1,607
Netherland Antilles (0.9%)
Schlumberger, Ltd. †	46,600	3,932
Netherlands (5.0%)
ABN AMRO Holding NV	50,490	1,213
ASML Holding NV ‡	80,900	1,332
Heineken Holding NV-Class A	25,875	765
Heineken NV	38,687	1,246
ING Groep NV	16,610	496
Reed Elsevier NV	40,500	560
Royal Dutch Shell PLC -Class A	277,200	9,179
Royal Dutch Shell PLC- Class A, ADR †	24,700	1,621
Royal KPN NV	85,500	769
Royal Numico NV † ‡	23,400	1,027
STMicroelectronics NV	30,100	519
Unilever NV	31,500	2,246
Norway (0.2%)
Norske Skogindustrier ASA †	46,400	688
Norske Skogindustrier ASA Rights ‡	46,400	81
Panama (0.2%)
Carnival Corp.	16,300	815
Portugal (0.1%)
Portugal Telecom SGPS SA	67,000	614
Singapore (0.5%)
DBS Group Holdings, Ltd.	90,000	842
Singapore Telecommunications, Ltd.	618,990	891
United Overseas Bank, Ltd.	66,000	551
United Overseas Land, Ltd. (Foreign Registered)	6,600	9

South Africa (1.2%)
Sasol, Ltd.	124,000	$4,816
South Korea (0.7%)
Samsung Electronics Co., Ltd.	3,700	2,090
Samsung Electronics Co., Ltd., GDR	2,250	640
Samsung Electronics Co., Ltd., GDR - 144A	580	165
Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	167,800	2,951
Banco Santander Central Hispano SA	69,800	920
Iberdrola SA	33,800	947
Inditex SA	26,300	774
Repsol YPF SA	121,300	3,942
Telefonica SA	96,239	1,580
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, ADR † ‡	79,100	2,914
Telefonaktiebolaget LM Ericsson-Class B	310,600	1,138
Switzerland (5.5%)
Compagnie Financiere Richemont AG-Class A	38,793	1,542
Credit Suisse Group	39,735	1,766
Givaudan	1,200	772
Holcim, Ltd.	51,826	3,455
Lindt & Spruengli AG	620	1,046
Nestle SA	8,359	2,457
Nobel Biocare Holding AG	3,504	829
Novartis AG	101,411	5,164
Roche Holding AG-Genusschein	11,089	1,547
Swiss Reinsurance	28,355	1,870
Swisscom AG †	3,473	1,140
UBS AG	13,900	1,186
Taiwan (0.1%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,800	253
United Kingdom (8.6%)
ARM Holdings PLC	33,000	69
AstraZeneca PLC	111,200	5,197
AstraZeneca PLC, ADR	82,500	3,886
BHP Billiton PLC	58,747	952
Bradford & Bingley PLC	175,900	1,061
Corus Group PLC ‡	413,600	—	☐
Diageo PLC	51,300	739
Hanson PLC	32,000	333
HBOS PLC	156,300	2,359
HSBC Holdings PLC	48,974	794
Lloyds TSB Group PLC	92,000	760
Next PLC	28,100	692
Pearson PLC	124,500	1,451
Reckitt Benckiser PLC	22,100	675
Reed Elsevier PLC	62,100	576
Rolls-Royce Group PLC ‡	108,300	715
Royal Bank of Scotland Group PLC	121,600	3,460
Standard Chartered PLC	44,600	965
Unilever PLC	95,100	996
Vodafone Group PLC	3,420,566	8,922
Wolseley PLC	40,500	859
Yell Group PLC	53,100	449

United States (35.3%)
Adobe Systems, Inc.	25,700	$767
Affiliated Computer Services, Inc.-Class A ‡	27,900	1,523
Agilent Technologies, Inc. ‡	26,900	881
Allergan, Inc. †	38,000	3,482
Altera Corp. † ‡	147,600	2,821
Altria Group, Inc.	35,100	2,587
American International Group, Inc.	30,050	1,862
American Standard Cos., Inc.	37,400	1,741
American Tower Corp.-Class A ‡	44,700	1,115
Amgen, Inc. ‡	18,700	1,490
Anheuser-Busch Cos., Inc.	41,200	1,773
Applied Materials, Inc. †	269,059	4,563
Applied Micro Circuits Corp. ‡	71,900	216
Automatic Data Processing, Inc.	25,000	1,076
Avon Products, Inc.	30,700	829
Baker Hughes, Inc.	17,300	1,032
Baxter International, Inc.	23,500	937
Berkshire Hathaway, Inc.-Class A ‡	34	2,788
Boeing Co. (The)	23,100	1,570
Brocade Communications Systems, Inc. ‡	158,200	645
Cablevision Systems Corp.-Class A ‡	24,852	762
Capital One Financial Corp.	9,300	740
Checkfree Corp. † ‡	17,400	658
Chevron Corp.	9,138	591
Cisco Systems, Inc. ‡	209,600	3,758
Citigroup, Inc.	15,500	706
Clear Channel Communications, Inc.	24,700	812
Comcast Corp.-Class A ‡	25,500	749
Corning, Inc. ‡	42,100	814
Costco Wholesale Corp.	14,300	616
Danaher Corp. †	28,700	1,545
DaVita, Inc. ‡	20,100	926
DIRECTV Group (The), Inc. ‡	54,898	822
Dow Chemical Co. (The)	24,300	1,013
eBay, Inc. ‡	35,400	1,458
Expedia, Inc. † ‡	41,100	814
Exxon Mobil Corp.	14,900	947
Fannie Mae	111,100	4,979
Fluor Corp. †	30,200	1,944
Forest Laboratories, Inc. ‡	123,500	4,813
Freddie Mac	56,100	3,167
Gap (The), Inc.	44,500	776
General Electric Co.	148,700	5,007
Golden West Financial Corp. †	43,600	2,589
Goldman Sachs Group, Inc. (The)	6,300	766
Guidant Corp.	19,100	1,316
Hewlett-Packard Co.	76,700	2,240
Hudson City Bancorp, Inc.	77,700	925
Huntsman Corp. ‡	51,200	1,001
IKON Office Solutions, Inc.	74,700	745
Illinois Tool Works, Inc.	18,500	1,523
Intel Corp.	44,400	1,094
International Paper Co. †	14,500	432
IVAX Corp. ‡	20,500	540
Jabil Circuit, Inc. ‡	26,100	807
JP Morgan Chase & Co.	100,788	3,420
Kinder Morgan, Inc. †	12,200	1,173
KLA-Tencor Corp. †	101,500	4,949
Kraft Foods, Inc.-Class A	15,000	459
Leggett & Platt, Inc.	29,300	592
Lexmark International, Inc. ‡	10,100	617
Lilly (Eli) & Co.	20,800	1,113
Lincare Holdings, Inc. ‡	21,800	895
Linear Technology Corp.	22,100	831
Lowe’s Cos., Inc.	25,300	1,629
Microsoft Corp.	94,700	2,437
News Corp., Inc.-Class A	51,513	803
Northern Trust Corp.	14,600	738
Pepsi Bottling Group, Inc.	25,600	731
PepsiCo, Inc.	27,300	1,548
Pfizer, Inc.	43,200	1,079
QUALCOMM, Inc.	63,100	2,824
Qwest Communications International † ‡	215,200	882
SLM Corp.	64,500	3,460
Sprint Nextel Corp.	207,850	4,943
Starwood Hotels & Resorts Worldwide, Inc.	20,400	1,166
State Street Corp.	22,000	1,076
Sun Microsystems, Inc. ‡	122,700	481
SYSCO Corp.	67,300	2,111
Target Corp.	22,300	1,158
Tenet Healthcare Corp. † ‡	97,700	1,097
Teradyne, Inc. ‡	55,700	919
Time Warner, Inc.	234,550	4,248
United Parcel Service, Inc.-Class B	14,300	989
United Technologies Corp.	45,000	2,333
Verizon Communications, Inc.	26,900	879
Washington Mutual, Inc. †	48,400	1,898
WellPoint, Inc. ‡	17,800	1,350
Wells Fargo & Co.	66,100	3,871
Xilinx, Inc.	76,600	2,133
Total Common Stocks (cost: $333,041)		405,450

	Principal	Value
SECURITY LENDING COLLATERAL (12.8%)
Debt (10.5%)
Bank Notes (0.7%)
Bank of America
3.77%, due 10/18/2005 *	$507	$507
3.77%, due 11/28/2005 *	590	590
3.81%, due 08/10/2006 *	583	583
Bear Stearns & Co.
4.07%, due 12/06/2005 *	253	253
4.07%, due 03/07/2006 *	760	760
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	253	253
Certificates of Deposit (0.6%)
Barclays
3.70%, due 01/17/2006 *	1,140	1,140
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	275	275
3.99%, due 05/18/2006 *	633	633
Rabobank Nederland
3.94%, due 05/31/2006 *	633	633
Commercial Paper (1.6%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	504	504
Grampian Funding LLC-144A
3.76%, due 10/13/2005	124	124
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	528	528
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	380	380
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,646	1,646
4.01%, due 12/09/2005 *	1,596	1,596
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	561	561
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	377	377
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	253	253
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	503	503

Euro Dollar Overnight (1.5%)
Barclays
3.62%, due 10/03/2005	$760	$760
Fortis Bank
3.81%, due 10/07/2005	507	507
Societe Generale
3.78%, due 10/03/2005	1,013	1,013
3.80%, due 10/04/2005	633	633
Svenska Handlesbanken
3.88%, due 10/03/2005	1,908	1,908
Wells Fargo
3.75%, due 10/07/2005	1,266	1,266
Euro Dollar Terms (2.8%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,707	1,707
3.77%, due 10/31/2005	1,013	1,013
Barclays
3.70%, due 10/14/2005	380	380
Branch Banker &Trust
3.84%, due 11/22/2005	1,266	1,266
Citigroup
3.87%, due 12/21/2005	1,266	1,266
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,266	1,266
Harris Trust & Savings Bank
3.75%, due 10/21/2005	2,013	2,013
Royal Bank of Canada
3.83%, due 11/22/2005	1,266	1,266
Royal Bank of Scotland
3.76%, due 11/01/2005	1,393	1,393
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	101	101
Repurchase Agreements (3.3%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/05 to be repurchased at $2,827 on 10/03/2005	2,827	2,827
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/05 to be repurchased at $6,063 on 10/03/2005	6,061	6,061
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/05 to be repurchased at $58 on 10/03/2005	58	58
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/05 to be repurchased at $3,886on 10/03/2005	3,885	3,885
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/05 to be repurchased at $839 on 10/03/2005	839	839

	Shares	Value
Investment Companies (2.3%)
Money Market Funds (2.3%)
American Beacon Funds
1-day yield of 3.68%	506,553	$507
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	3,858,862	3,859
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	671,100	671
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	4,397,654	4,398
Total Security Lending Collateral (cost: $52,962)		52,962
Total Investment Securities (cost: $387,980)		$460,532

SUMMARY:
Investments, at value	110.8%	$460,532
Liabilities in excess of other assets	(10.8)%	(44,857)
Net assets	100.0%	$415,675

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)

British Pound Sterling	(591)	10/11/2005	$(1,035)	$(11)
Euro Dollar	(3,180)	11/25/2005	(3,906)	62
Japanese Yen	(203,583)	10/25/2005	(1,866)	65
Japanese Yen	387,761	01/10/2006	3,589	(128)
Japanese Yen	(387,761)	01/10/2006	(3,537)	76
Swiss Franc	(1,952)	12/19/2005	(1,572)	47
Swiss Franc	(1,750)	12/20/2005	(1,389)	22
			$(9,716)	$133

	Percentage of Net Assets	Value

INVESTMENTS BY INDUSTRY:
Commercial Banks	10.2%	$42,559
Pharmaceuticals	9.4%	39,246
Telecommunications	6.7%	27,898
Oil & Gas Extraction	6.7%	27,746
Electronic Components & Accessories	4.1%	17,081
Insurance	3.2%	13,172
Industrial Machinery & Equipment	3.1%	13,018
Computer & Data Processing Services	3.0%	12,427
Business Credit Institutions	2.8%	11,664
Chemicals & Allied Products	2.8%	11,581
Instruments & Related Products	2.8%	11,507
Computer & Office Equipment	2.3%	9,435
Electronic & Other Electric Equipment	2.1%	8,882
Food & Kindred Products	2.0%	8,376
Communications Equipment	2.0%	8,303
Business Services	1.7%	7,120
Automotive	1.6%	6,548
Holding & Other Investment Offices	1.5%	6,233
Metal Mining	1.4%	6,027
Savings Institutions	1.3%	5,412
Wholesale Trade Nondurable Goods	1.3%	5,353
Wholesale Trade Durable Goods	1.2%	5,165
Radio & Television Broadcasting	1.2%	5,139
Residential Building Construction	1.2%	5,134
Motion Pictures	1.2%	5,051
Stone, Clay & Glass Products	1.2%	4,883
Beverages	1.2%	4,786
Lumber & Other Building Materials	1.1%	4,644
Aerospace	1.1%	4,618
Personal Credit Institutions	1.0%	4,199
Electric Services	0.9%	3,696
Communication	0.8%	3,449
Medical Instruments & Supplies	0.7%	3,082
Mortgage Bankers & Brokers	0.7%	2,938
Health Services	0.7%	2,918
Beer, Wine & Distilled Beverages	0.7%	2,750
Transportation & Public Utilities	0.6%	2,699
Primary Metal Industries	0.6%	2,466
Security & Commodity Brokers	0.6%	2,399
Trucking & Warehousing	0.6%	2,339
Shoe Stores	0.6%	2,310
Life Insurance	0.5%	2,214
Gas Production & Distribution	0.5%	2,178
Construction	0.5%	1,944
Mining	0.5%	1,931
Engineering & Management Services	0.4%	1,851
Misc. General Merchandise Stores	0.4%	1,812
Department Stores	0.4%	1,799
Variety Stores	0.4%	1,774
Printing & Publishing	0.4%	1,586
Retail Trade	0.4%	1,542
Petroleum Refining	0.4%	1,538
Motor Vehicles, Parts & Supplies	0.4%	1,521
Manufacturing Industries	0.4%	1,461
Furniture & Fixtures	0.3%	1,418
Air Transportation	0.3%	1,307
Hotels & Other Lodging Places	0.3%	1,166
Transportation Equipment	0.3%	1,048
Real Estate	0.2%	816
Water Transportation	0.2%	815
Apparel & Accessory Stores	0.2%	776
Paper & Paper Products	0.2%	770
Electrical Goods	0.2%	640
Metal Cans & Shipping Containers	0.2%	632
Paper & Allied Products	0.1%	432
Food Stores	0.1%	347
Investments, at value	98.1%	407,570
Short-Term Investments	12.7%	52,962
Liabilities in excess of other assets	(10.8)%	(44,857)
Net Assets	100.0%	$415,675

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $50,741.
‡	No dividends were paid during the preceding twelve months.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $13,943, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $3,395 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Aerospace (1.7%)
Boeing Co. (The)	13,500	$917
General Dynamics Corp.	5,100	610
United Technologies Corp.	57,800	2,996
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	6,500	157
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. ‡	18,700	373
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	41,500	1,786
Coca-Cola Co. (The)	16,200	700
Pepsi Bottling Group, Inc.	21,500	614
PepsiCo, Inc.	50,700	2,875
Business Credit Institutions (2.2%)
Fannie Mae	70,000	3,137
Freddie Mac	43,400	2,450
Business Services (1.4%)
Clear Channel Communications, Inc.	25,200	829
eBay, Inc. ‡	40,400	1,664
Monster Worldwide, Inc. ‡ †	16,500	507
Omnicom Group, Inc. †	6,800	569
Chemicals & Allied Products (2.5%)
Air Products & Chemicals, Inc.	8,300	458
Avon Products, Inc.	83,100	2,244
Dow Chemical Co. (The)	39,000	1,625
Huntsman Corp. ‡	44,300	866
Methanex Corp.	27,700	412
Procter & Gamble Co.	15,500	922
Commercial Banks (4.8%)
JP Morgan Chase & Co.	157,904	5,358
State Street Corp.	25,700	1,257
Wells Fargo & Co.	98,600	5,775
Communication (1.2%)
American Tower Corp.-Class A ‡	24,300	606
Cablevision Systems Corp.-Class A ‡	16,173	496
Comcast Corp.-Class A ‡	19,700	579
DIRECTV Group (The), Inc. ‡	48,337	724
Viacom, Inc.-Class B	17,900	591
Communications Equipment (1.2%)
Corning, Inc. ‡	47,200	912
Polycom, Inc. ‡	34,100	551
QUALCOMM, Inc.	22,200	993
Siemens AG, ADR †	7,600	588
Computer & Data Processing Services (6.5%)
Adobe Systems, Inc.	41,600	1,242
Affiliated Computer Services, Inc.-Class A ‡	71,100	3,882
Automatic Data Processing, Inc.	20,000	861
BMC Software, Inc. ‡	27,900	589
Checkfree Corp. ‡ †	14,000	529
Google, Inc.-Class A ‡	4,600	1,456
Microsoft Corp.	141,000	3,628
SAP AG, ADR	69,300	3,003
Sun Microsystems, Inc. ‡	292,200	1,145
VeriSign, Inc. ‡ †	19,300	412

Computer & Office Equipment (3.6%)
Cisco Systems, Inc. ‡	192,200	$3,446
Hewlett-Packard Co.	43,757	1,278
International Business Machines Corp.	8,500	682
Jabil Circuit, Inc. ‡	64,400	1,991
Lexmark International, Inc. ‡	23,500	1,435
Seagate Technology †	28,800	456
Construction (1.0%)
Fluor Corp. †	41,300	2,659
Electric Services (1.0%)
AES Corp. (The) ‡	128,600	2,113
Calpine Corp. ‡ †	162,600	421
Electrical Goods (0.2%)
Avnet, Inc. ‡	21,600	528
Electronic & Other Electric Equipment (3.8%)
Cooper Industries, Ltd.-Class A	28,400	1,964
Emerson Electric Co.	8,800	632
General Electric Co.	211,200	7,111
Electronic Components & Accessories (5.6%)
Altera Corp. ‡ †	150,000	2,866
Applied Micro Circuits Corp. ‡	47,000	141
ASML Holding NV, ADR ‡ †	40,300	665
Fairchild Semiconductor International, Inc. ‡	43,600	648
Flextronics International, Ltd. ‡	134,700	1,731
Freescale Semiconductor, Inc.-Class A ‡	75,400	1,765
Intel Corp.	48,700	1,200
International Rectifier Corp. ‡	30,100	1,357
JDS Uniphase Corp. ‡	135,400	301
Linear Technology Corp.	24,600	925
Novellus Systems, Inc.	14,100	354
Tyco International, Ltd.	37,800	1,053
Xilinx, Inc.	51,700	1,440
Environmental Services (0.3%)
Allied Waste Industries, Inc. ‡ †	81,600	690
Food & Kindred Products (3.7%)
Altria Group, Inc.	57,500	4,238
Campbell Soup Co.	51,600	1,535
Kraft Foods, Inc.-Class A †	52,000	1,591
Unilever NV-NY Shares	32,500	2,322
Furniture & Fixtures (0.3%)
Leggett & Platt, Inc.	32,500	656
Furniture & Home Furnishings Stores (0.5%)
Williams-Sonoma, Inc. ‡	34,800	1,335
Gas Production & Distribution (0.7%)
Kinder Morgan, Inc.	12,414	1,194
Williams Cos., Inc. (The)	22,900	574
Health Services (1.1%)
DaVita, Inc. ‡	34,600	1,594
Lincare Holdings, Inc. ‡	33,400	1,371
Holding & Other Investment Offices (1.5%)
Berkshire Hathaway, Inc.-Class A ‡	36	2,952
General Growth Properties, Inc. REIT	19,300	867
Hotels & Other Lodging Places (0.5%)
Las Vegas Sands Corp. ‡ †	13,300	438
Starwood Hotels & Resorts Worldwide, Inc.	14,300	818
Industrial Machinery & Equipment (4.0%)
American Standard Cos., Inc.	60,200	2,802
Applied Materials, Inc.	264,100	4,479
Baker Hughes, Inc.	22,200	1,325
Illinois Tool Works, Inc.	21,300	1,754

Instruments & Related Products (3.7%)
Agilent Technologies, Inc. ‡	74,300	$2,433
Danaher Corp. †	37,500	2,019
KLA-Tencor Corp.	86,900	4,237
Teradyne, Inc. ‡	43,100	711
Thermo Electron Corp. ‡	9,400	290
Insurance (2.9%)
American International Group, Inc.	40,000	2,478
Chubb Corp.	13,800	1,236
RenaissanceRe Holdings, Ltd.	11,500	503
WellPoint, Inc. ‡	33,400	2,532
XL Capital, Ltd.-Class A	10,200	694
Insurance Agents, Brokers & Service (0.2%)
Hartford Financial Services Group, Inc. (The)	6,699	517
Lumber & Other Building Materials (2.1%)
Lowe’s Cos., Inc. †	84,300	5,429
Management Services (0.2%)
Accenture, Ltd.-Class A ‡	21,500	547
Medical Instruments & Supplies (1.8%)
Baxter International, Inc.	47,300	1,886
Guidant Corp.	32,075	2,210
Medtronic, Inc.	9,400	504
Mining (0.2%)
Potash Corp. of Saskatchewan	4,900	457
Motion Pictures (0.8%)
Time Warner, Inc.	116,450	2,109
Oil & Gas Extraction (5.0%)
BJ Services Co. †	22,800	821
Plains Exploration & Production Co. ‡	14,000	599
Royal Dutch Shell PLC- Class A, ADR	79,300	5,205
Royal Dutch Shell PLC- Class B, ADR	16,580	1,142
Schlumberger, Ltd. †	34,400	2,903
Transocean, Inc. ‡	13,400	822
Weatherford International, Ltd. ‡ †	21,700	1,490
Paper & Allied Products (0.2%)
International Paper Co. †	20,500	611
Personal Credit Institutions (3.3%)
AmeriCredit Corp. ‡	23,900	570
Capital One Financial Corp.	7,700	612
SLM Corp.	138,200	7,413
Petroleum Refining (2.0%)
Chevron Corp.	36,819	2,383
Exxon Mobil Corp.	44,500	2,828
Pharmaceuticals (12.8%)
Allergan, Inc. †	60,400	5,534
AmerisourceBergen Corp. †	24,600	1,902
Amgen, Inc. ‡	14,000	1,115
AstraZeneca PLC, ADR	203,900	9,604
Forest Laboratories, Inc. ‡	155,900	6,075
ImClone Systems, Inc. ‡ †	10,800	340
Lilly (Eli) & Co.	26,900	1,440
McKesson Corp.	22,000	1,044
Medco Health Solutions, Inc. ‡	30,700	1,683
Millennium Pharmaceuticals, Inc. ‡ †	67,900	634
Pfizer, Inc.	45,000	1,124
Sepracor, Inc. ‡ †	9,800	578
Teva Pharmaceutical Industries, Ltd., ADR †	65,000	2,172
Primary Metal Industries (0.6%)
Alcoa, Inc.	63,100	1,541

Printing & Publishing (0.0%)
Knight-Ridder, Inc. †	1,200	$70
Radio & Television Broadcasting (0.1%)
IAC/InterActiveCorp. ‡	13,849	351
Radio, Television & Computer Stores (0.2%)
RadioShack Corp. †	24,800	615
Railroads (0.2%)
Union Pacific Corp.	7,800	559
Retail Trade (0.7%)
Amazon.com, Inc. ‡ †	15,000	679
Dollar Tree Stores, Inc. ‡ †	50,100	1,085
Savings Institutions (3.2%)
Golden West Financial Corp. †	45,800	2,720
Hudson City Bancorp, Inc.	106,200	1,264
Washington Mutual, Inc. †	111,700	4,381
Security & Commodity Brokers (0.2%)
Goldman Sachs Group, Inc. (The)	4,900	596
Telecommunications (2.5%)
Qwest Communications International ‡	142,800	585
SBC Communications, Inc. †	19,900	477
Sprint Nextel Corp. †	191,550	4,555
Verizon Communications, Inc.	27,900	912
Toys, Games & Hobbies (0.2%)
Mattel, Inc.	27,000	450
Transportation & Public Utilities (0.4%)
Expedia, Inc. ‡ †	21,649	429
Kinder Morgan Management LLC ‡	10,721	531
Trucking & Warehousing (1.0%)
United Parcel Service, Inc.-Class B	38,500	2,662
Variety Stores (1.6%)
Costco Wholesale Corp.	49,200	2,120
Target Corp.	39,000	2,025
Water Transportation (0.3%)
Carnival Corp.	15,500	775
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	48,800	1,531
Total Common Stocks (cost: $215,704)		255,934

	Principal	Value
SECURITY LENDING COLLATERAL (15.9%)
Debt (13.1%)
Bank Notes (0.9%)
Bank of America
3.77%, due 10/18/2005 *	$395	$395
3.77%, due 11/28/2005 *	460	460
3.81%, due 08/10/2006 *	454	454
Bear Stearns & Co.
4.07%, due 12/06/2005 *	197	197
4.07%, due 03/07/2006 *	592	592
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	197	197
Certificates Of Deposit (0.8%)
Barclays
3.70%, due 01/17/2006 *	888	888
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	215	215
3.99%, due 05/18/2006 *	493	493
Rabobank Nederland
3.94%, due 05/31/2006 *	493	493

Commercial Paper (2.0%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$392	$392
Grampian Funding LLC-144A
3.76%, due 10/13/2005	96	96
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	412	412
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	296	296
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,283	1,283
4.01%, due 12/09/2005 *	1,243	1,243
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	437	437
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	293	293
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	197	197
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	392	392
Euro Dollar Overnight (1.8%)
Barclays
3.62%, due 10/03/2005	592	592
Fortis Bank
3.81%, due 10/07/2005	395	395
Societe Generale
3.78%, due 10/03/2005	789	789
3.80%, due 10/04/2005	493	493
Svenska Handlesbanken
3.88%, due 10/03/2005	1,486	1,486
Wells Fargo
3.75%, due 10/07/2005	987	987
Euro Dollar Terms (3.5%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,330	1,330
3.77%, due 10/31/2005	789	789
Barclays
3.70%, due 10/14/2005	296	296
Branch Banker &Trust
3.84%, due 11/22/2005	987	987
Citigroup
3.87%, due 12/21/2005	987	987
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	987	987
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,569	1,569
Royal Bank of Canada
3.83%, due 11/22/2005	987	987
Royal Bank of Scotland
3.76%, due 11/01/2005	1,085	1,085
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	79	79

Repurchase Agreements (4.1%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,203 on 10/03/2005	$2,202	$2,202
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $4,724 on 10/03/2005	4,722	4,722
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $45 on 10/03/2005	45	45
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,028 on 10/03/2005	3,027	3,027
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $654 on 10/03/2005	654	654

	Shares	Value
Investment Companies (2.8%)
Money Market Funds (2.8%)
American Beacon Funds
1-day yield of 3.68%	394,657	$395
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	3,006,455	3,006
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	522,857	523
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	3,426,230	3,426
Total Security Lending Collateral (cost: $41,263)		41,263

Total Investment Securities (cost: $256,967)		$297,197

SUMMARY:
Investments, at value	114.7%	$297,197
Liabilities in excess of other assets	(14.7)%	(38,026)
Net assets	100.0%	$259,171

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $39,800.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $10,863, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $2,515 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Aerospace (3.3%)
Boeing Co. (The)	96,000	$6,523
United Technologies Corp.	382,000	19,803
Automotive (0.2%)
Navistar International Corp. ‡	46,000	1,492
Automotive Dealers & Service Stations (0.4%)
AutoNation, Inc. ‡	172,800	3,451
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	208,600	8,978
Business Credit Institutions (0.5%)
Fannie Mae	82,900	3,716
Business Services (1.3%)
Clear Channel Communications, Inc.	313,300	10,304
Chemicals & Allied Products (4.9%)
Air Products & Chemicals, Inc.	222,700	12,280
Avon Products, Inc.	487,100	13,152
Dow Chemical Co. (The)	285,400	11,893
Methanex Corp.	140,200	2,085
Commercial Banks (5.7%)
JP Morgan Chase & Co.	767,140	26,029
Wells Fargo & Co.	339,600	19,890
Communications Equipment (1.3%)
Polycom, Inc. ‡	302,000	4,883
Siemens AG, ADR †	74,000	5,722
Computer & Data Processing Services (0.8%)
Affiliated Computer Services, Inc.-Class A ‡	92,900	5,072
Cadence Design Systems, Inc. ‡ †	70,700	1,143
Computer & Office Equipment (2.1%)
Hewlett-Packard Co.	574,100	16,764
Electric Services (1.7%)
Duke Energy Corp. †	332,600	9,702
Pinnacle West Capital Corp.	100,700	4,439
Electrical Goods (0.3%)
Arrow Electronics, Inc. ‡	29,200	916
Avnet, Inc. ‡ †	47,600	1,164
Electronic & Other Electric Equipment (5.4%)
Cooper Industries, Ltd.-Class A	242,700	16,780
Emerson Electric Co.	73,300	5,263
General Electric Co.	639,800	21,542
Electronic Components & Accessories (7.0%)
Fairchild Semiconductor International, Inc. ‡ †	736,000	10,937
Flextronics International, Ltd. ‡	1,129,700	14,517
Freescale Semiconductor, Inc.-Class A ‡	518,500	12,138
International Rectifier Corp. ‡	141,900	6,397
Tyco International, Ltd.	460,000	12,811
Environmental Services (0.6%)
Allied Waste Industries, Inc. ‡ †	566,200	4,784
Food & Kindred Products (9.1%)
Altria Group, Inc.	350,800	25,857
Campbell Soup Co.	397,200	11,817
General Mills, Inc.	117,900	5,683
Kraft Foods, Inc.-Class A †	607,600	18,587
Unilever NV-NY Shares	167,900	11,996
Furniture & Fixtures (0.7%)
Leggett & Platt, Inc.	284,800	5,753
Gas Production & Distribution (2.2%)
Kinder Morgan, Inc. †	137,300	13,203
MDU Resources Group, Inc.	122,900	4,381
Holding & Other Investment Offices (3.5%)
Berkshire Hathaway, Inc.-Class A ‡	80	6,560
General Growth Properties, Inc. REIT †	486,790	21,871

Hotels & Other Lodging Places (0.3%)
Starwood Hotels & Resorts Worldwide, Inc.	44,400	$2,538
Industrial Machinery & Equipment (0.2%)
Ingersoll-Rand Co.-Class A	47,800	1,827
Insurance (5.8%)
American International Group, Inc.	129,500	8,024
Assurant, Inc.	37,000	1,408
Chubb Corp.	59,200	5,301
Everest Re Group, Ltd.	38,300	3,750
RenaissanceRe Holdings, Ltd.	128,800	5,632
St. Paul Travelers Cos., Inc. (The)	64,107	2,876
WellPoint, Inc. ‡	251,900	19,099
XL Capital, Ltd.-Class A	14,200	966
Insurance Agents, Brokers & Service (2.6%)
Hartford Financial Services Group, Inc. (The)	194,100	14,979
Marsh & McLennan Cos., Inc.	196,300	5,966
Motion Pictures (0.3%)
Time Warner, Inc.	143,200	2,593
Oil & Gas Extraction (5.8%)
Anadarko Petroleum Corp.	40,300	3,859
Equitable Resources, Inc.	127,400	4,976
Royal Dutch Shell PLC- Class A, ADR †	190,100	12,478
Royal Dutch Shell PLC- Class B, ADR †	202,565	13,951
Transocean, Inc. ‡	185,500	11,373
Paper & Allied Products (1.6%)
International Paper Co. †	339,900	10,129
Kimberly-Clark Corp.	51,600	3,072
Personal Credit Institutions (4.2%)
AmeriCredit Corp. ‡	301,500	7,197
Capital One Financial Corp.	65,700	5,224
SLM Corp.	407,800	21,874
Petroleum Refining (2.0%)
Chevron Corp.	87,416	5,658
Exxon Mobil Corp.	169,366	10,762
Pharmaceuticals (8.2%)
AmerisourceBergen Corp. †	146,200	11,301
AstraZeneca PLC, ADR	295,200	13,904
Lilly (Eli) & Co.	61,000	3,265
McKesson Corp.	199,300	9,457
Medco Health Solutions, Inc. ‡	273,600	15,002
Merck & Co., Inc.	401,900	10,936
Pfizer, Inc.	109,300	2,729
Primary Metal Industries (0.8%)
Alcoa, Inc.	125,300	3,060
Hubbell, Inc.-Class B	67,600	3,172
Railroads (1.6%)
Union Pacific Corp.	183,700	13,171
Restaurants (0.4%)
McDonald’s Corp.	92,000	3,081
Retail Trade (0.3%)
Dollar Tree Stores, Inc. ‡	95,900	2,076
Savings Institutions (4.9%)
Golden West Financial Corp. †	21,600	1,283
Hudson City Bancorp, Inc.	1,002,500	11,930
IndyMac Bancorp, Inc. †	114,400	4,528
Washington Mutual, Inc. †	562,600	22,065
Security & Commodity Brokers (0.5%)
Goldman Sachs Group, Inc. (The)	31,700	3,854
Telecommunications (5.3%)
BellSouth Corp.	194,300	5,110
SBC Communications, Inc. †	524,400	12,570
Sprint Nextel Corp.	627,500	14,922
Verizon Communications, Inc.	322,700	10,549
Toys, Games & Hobbies (0.4%)
Mattel, Inc.	198,200	3,306
Total Common Stocks (cost: $683,669)		787,061

	Principal	Value
SECURITY LENDING COLLATERAL (16.2%)
Debt (13.3%)
Bank Notes (0.9%)
Bank of America
3.77%, due 10/18/2005 *	$1,256	$1,256
3.77%, due 11/28/2005 *	1,464	1,464
3.81%, due 08/10/2006 *	1,445	1,445
Bear Stearns & Co.
4.07%, due 12/06/2005 *	628	628
4.07%, due 03/07/2006 *	1,884	1,884
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	628	628
Certificates Of Deposit (0.8%)
Barclays
3.70%, due 01/17/2006 *	2,827	2,827
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	683	683
3.99%, due 05/18/2006 *	1,570	1,570
Rabobank Nederland
3.94%, due 05/31/2006 *	1,570	1,570
Commercial Paper (2.0%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	1,249	1,249
Grampian Funding LLC-144A
3.76%, due 10/13/2005	306	306
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	1,310	1,310
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	942	942
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	4,083	4,083
4.01%, due 12/09/2005 *	3,957	3,957
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	1,392	1,392
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	934	934
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	628	628
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	1,247	1,247
Euro Dollar Overnight (1.9%)
Barclays
3.62%, due 10/03/2005	1,884	1,884
Fortis Bank
3.81%, due 10/07/2005	1,256	1,256
Societe Generale
3.78%, due 10/03/2005	2,512	2,512
3.80%, due 10/04/2005	1,570	1,570
Svenska Handlesbanken
3.88%, due 10/03/2005	4,731	4,731
Wells Fargo
3.75%, due 10/07/2005	3,141	3,141
Euro Dollar Terms (3.5%)
Bank of Nova Scotia
3.66%, due 10/11/2005	4,234	4,234
3.77%, due 10/31/2005	2,513	2,513
Barclays
3.70%, due 10/14/2005	942	942
Branch Banker &Trust
3.84%, due 11/22/2005	3,141	3,141
Citigroup
3.87%, due 12/21/2005	3,141	3,141
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	3,141	3,141
Harris Trust & Savings Bank
3.75%, due 10/21/2005	4,993	4,993
Royal Bank of Canada
3.83%, due 11/22/2005	3,141	3,141
Royal Bank of Scotland
3.76%, due 11/01/2005	3,455	3,455

Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$251	$251
Repurchase Agreements (4.2%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $7,012 on 10/03/2005	7,010	7,010
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $15,037 on 10/03/2005	15,032	15,032
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $144 on 10/03/2005	144	144
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $9,638 on 10/03/2005	9,635	9,635
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,081 on 10/03/2005	2,081	2,081

	Shares	Value
Investment Companies (2.9%)
Money Market Funds (2.9%)
American Beacon Funds
1-day yield of 3.68%	1,256,271	$1,256
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	9,570,135	9,570
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,664,356	1,664
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	10,906,361	10,906
Total Security Lending Collateral (cost: $131,347)		131,347

Total Investment Securities (cost: $815,016)		$918,408

SUMMARY:
Investments, at value	113.5%	$918,408
Liabilities in excess of other assets	(13.5)%	(109,168)
Net assets	100.0%	$809,240

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $126,996.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $34,579, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $8,008 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Apartments (16.8%)
American Campus Communities	102,100	$2,452
Archstone-Smith Trust	230,200	9,178
AvalonBay Communities, Inc. †	224,400	19,231
BRE Properties - Class A	108,400	4,824
Camden Property Trust †	225,100	12,549
Equity Residential	430,700	16,302
GMH Communities Trust	119,200	1,749
Post Properties, Inc.	127,200	4,738
United Dominion Realty Trust, Inc. †	396,700	9,402
Health Services (1.0%)
Ventas, Inc.	151,800	4,888
Hotels (8.4%)
Hilton Hotels Corp.	105,700	2,359
Host Marriott Corp. †	549,400	9,285
LaSalle Hotel Properties	140,900	4,854
Starwood Hotels & Resorts Worldwide, Inc.	327,500	18,723
Strategic Hotel Capital, Inc.	262,850	4,800
Industrial Property (9.9%)
AMB Property Corp.	263,800	11,845
Liberty Property Trust †	277,900	11,822
Prologis †	534,300	23,675
Office Property (29.9%)
Arden Realty, Inc.	358,600	14,763
BioMed Realty Trust, Inc.	130,800	3,244
Boston Properties, Inc.	294,600	20,887
CarrAmerica Realty Corp.	131,600	4,731
Corporate Office Properties Trust	217,150	7,589
Equity Office Properties Trust	419,300	13,715
Highwood Properties, Inc.	235,400	6,947
Maguire Properties, Inc.	327,400	9,838
Reckson Associates Realty Corp.	351,600	12,148
SL Green Realty Corp. †	212,300	14,475
Trizec Properties, Inc.	679,300	15,665
Vornado Realty Trust †	217,500	18,840
Operating/ Development (1.5%)
Brookfield Properties Co. †	241,400	7,114
Regional Mall (16.0%)
General Growth Properties, Inc.	441,670	19,844
Macerich Co. (The)	147,300	9,566
Mills Corp. (The) †	200,000	11,016
Simon Property Group, Inc. †	459,400	34,051
Taubman Centers, Inc.	70,100	2,222
Shopping Center (10.3%)
Acadia Realty Trust	249,600	4,490
Developers Diversified Realty Corp.	300,000	14,010
Federal Realty Investment Trust	158,000	9,627
Pan Pacific Retail Properties, Inc.	143,400	9,450
Regency Centers Corp. †	200,900	11,542
Storage (4.4%)
Extra Space Storage, Inc. †	226,000	3,476
Public Storage, Inc. †	259,500	17,386
Total Common Stocks (cost: $391,892)		469,312

	Principal	Value
SECURITY LENDING COLLATERAL (23.8%)
Debt (19.6%)
Bank Notes (1.3%)
Bank of America
3.77%, due 10/18/2005 *	$1,086	$1,086
3.77%, due 11/28/2005 *	1,265	1,265
3.81%, due 08/10/2006 *	1,249	1,249
Bear Stearns & Co.
4.07%, due 12/06/2005 *	543	543
4.07%, due 03/07/2006 *	1,629	1,629
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	543	543
Certificates Of Deposit (1.2%)
Barclays
3.70%, due 01/17/2006 *	2,444	2,444
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	590	590
3.99%, due 05/18/2006 *	1,358	1,358
Rabobank Nederland
3.94%, due 05/31/2006 *	1,358	1,358
Commercial Paper (2.9%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	1,080	1,080
Grampian Funding LLC-144A
3.76%, due 10/13/2005	265	265
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	1,133	1,133
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	815	815
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	3,530	3,530
4.01%, due 12/09/2005 *	3,421	3,421
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	1,203	1,203
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	807	807
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	543	543
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	1,078	1,078
Euro Dollar Overnight (2.7%)
Barclays
3.62%, due 10/03/2005	1,629	1,629
Fortis Bank
3.81%, due 10/07/2005	1,086	1,086
Societe Generale
3.78%, due 10/03/2005	2,172	2,172
3.80%, due 10/04/2005	1,358	1,358
Svenska Handlesbanken
3.88%, due 10/03/2005	4,090	4,090
Wells Fargo
3.75%, due 10/07/2005	2,715	2,715
Euro Dollar Terms (5.2%)
Bank of Nova Scotia
3.66%, due 10/11/2005	3,660	3,660
3.77%, due 10/31/2005	2,172	2,172
Barclays
3.70%, due 10/14/2005	815	815
Branch Banker &Trust
3.84%, due 11/22/2005	2,715	2,715
Citigroup
3.87%, due 12/21/2005	2,715	2,715
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	2,715	2,715
Harris Trust & Savings Bank
3.75%, due 10/21/2005	4,316	4,316
Royal Bank of Canada
3.83%, due 11/22/2005	2,715	2,715
Royal Bank of Scotland
3.76%, due 11/01/2005	2,987	2,987

Promissory Notes (0.1%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$217	$217
Repurchase Agreements (6.2%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $6,062 on 10/03/2005	6,060	6,060
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $13,000 on 10/03/2005	12,996	12,996
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $124 on 10/03/2005	124	124
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $8,332 on 10/03/2005	8,329	8,329
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,799 on 10/03/2005	1,799	1,799

	Shares	Value
Investment Companies (4.2%)
Money Market Funds (4.2%)
American Beacon Funds
1-day yield of 3.68%	1,086,081	$1,086
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	8,273,644	8,274
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,438,881	1,439
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	9,428,848	9,429
Total Security Lending Collateral (cost: $113,553)		113,553

Total Investment Securities (cost: $505,445)		$582,865

SUMMARY:
Investments, at value	122.0%	$582,865
Liabilities in excess of other assets	(22.0)%	(105,282)
Net assets	100.0%	$477,583

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $110,196.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $29,895, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $6,924 or 1.4% of the net assets of the Fund.

Federated Growth & Income

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (39.7%)
U.S. Treasury Note
1.63%, due 10/31/2005 †	$20,000		$19,973
1.88%, due 11/30/2005	15,000		14,964
1.88%, due 12/31/2005 †	20,000		19,913
1.50%, due 03/31/2006	15,000		14,824
2.25%, due 04/30/2006	15,000		14,852
2.50%, due 05/31/2006	12,000		11,881
2.75%, due 06/30/2006	20,000		19,811
2.38%, due 08/15/2006 †	19,000		18,725
3.00%, due 11/15/2007 †	15,000		14,648
3.38%, due 02/15/2008 †	15,000		14,729
3.63%, due 01/15/2010	15,300		14,947
4.00%, due 03/15/2010	15,000		14,866
4.25%, due 11/15/2014 †	15,000		14,893
4.00%, due 02/15/2015	15,000		14,602
Total U.S. Government Obligations (cost: $223,886)			223,628

FOREIGN GOVERNMENT OBLIGATIONS (13.3%)
Canada Government
0.70%, due 03/20/2006	JPY	530,000	4,692
Italian Republic
0.38%, due 10/10/2006	JPY	210,000	1,859
Kingdom of Spain
3.10%, due 09/20/2006	JPY	430,000	3,906
Kingdom of Sweden
5.00%, due 01/28/2009	SEK	68,500	9,566
4.00%, due 12/01/2009	SEK	55,000	7,502
Republic of Germany
2.50%, due 03/23/2007	EUR	6,700	8,099
3.25%, due 04/09/2010	EUR	6,310	7,790
Swedish T-Bill
0.00%, due 09/20/2006	SEK	112,000	14,246
United Kingdom
4.50%, due 03/07/2007	GBP	5,450	9,679
4.75%, due 06/07/2010	GBP	4,310	7,795
Total Foreign Government Obligations (cost: $76,628)			75,134

CORPORATE DEBT SECURITIES (0.5%)
Commercial Banks (0.5%)
European Investment Bank
2.13%, due 09/20/2007	JPY	320,000	2,931
Total Corporate Debt Securities (cost: $2,999)			2,931

	Shares	Value
COMMON STOCKS (19.9%)
Beer, Wine & Distilled Beverages (1.2%)
Kirin Brewery Co., Ltd.	634,000	$6,997
Drug Stores & Proprietary Stores (0.4%)
Boots Group PLC, ADR †	95,700	2,060
Holding & Other Investment Offices (2.4%)
Daiichi Sanyko Co., Ltd. † ‡	525,000	10,776
Investa Property Group	1,549,500	2,472

Instruments & Related Products (0.9%)
Fuji Photo Film Co., Ltd., ADR †	157,100	$5,211
Metal Mining (5.2%)
Anglo American PLC	104,400	3,120
Harmony Gold Mining Co., Ltd., ADR † ‡	387,800	4,243
Newmont Mining Corp. †	219,100	10,335
Placer Dome, Inc.	688,300	11,804
Oil & Gas Extraction (4.1%)
OMV AG, ADR †	84,200	5,016
Petro-Canada	130,000	5,456
Royal Dutch Shell PLC- Class A, ADR †	113,200	7,431
Santos, Ltd., ADR †	141,100	5,360
Paper & Paper Products (0.4%)
Mayr-Melnhof Karton AG, ADR	58,098	2,119
Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	250,000	9,424
Ono Pharmaceutical Co., Ltd.	58,200	2,718
Taisho Pharmaceutical Co., Ltd.	131,000	2,365
Takeda Pharmaceutical Co., Ltd. †	58,200	3,473
Tanabe Seiyaku Co., Ltd.	257,000	2,603
Real Estate (1.1%)
Mirvac Group	1,071,500	3,304
NTT Urban Development Corp.	600	3,083
Telecommunications (0.5%)
Telstra Corp., Ltd., ADR	190,900	2,972
Total Common Stocks (cost: $87,968)		112,342

	Principal	Value
SHORT-TERM OBLIGATIONS (26.0%)
Repurchase Agreements (26.0%)
Investors Bank & Trust Co. 2.75% Repurchase Agreement dated 09/30/2005 to be repurchased at $146,693 on 10/03/2005 ^	$146,659	$146,659
Total Short-Term Obligations (cost: $146,659)		146,659

SECURITY LENDING COLLATERAL (17.5%)
Debt (14.4%)
Bank Notes (1.0%)
Bank of America
3.77%, due 10/18/2005 *	941	941
3.77%, due 11/28/2005 *	1,096	1,096
3.81%, due 08/10/2006 *	1,082	1,082
Bear Stearns & Co.
4.07%, due 12/06/2005 *	470	470
4.07%, due 03/07/2006 *	1,411	1,411
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	470	470
Certificates Of Deposit (0.9%)
Barclays
3.70%, due 01/17/2006 *	2,116	2,116
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	511	511
3.99%, due 05/18/2006 *	1,176	1,176
Rabobank Nederland
3.94%, due 05/31/2006 *	1,176	1,176

Commercial Paper (2.1%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$935	$935
Grampian Funding LLC-144A
3.76%, due 10/13/2005	229	229
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	981	981
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	705	705
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	3,057	3,057
4.01%, due 12/09/2005 *	2,963	2,963
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	1,042	1,042
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	699	699
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	470	470
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	933	933
Euro Dollar Overnight (2.0%)
Barclays
3.62%, due 10/03/2005	1,411	1,411
Fortis Bank
3.81%, due 10/07/2005	941	941
Societe Generale
3.78%, due 10/03/2005	1,881	1,881
3.80%, due 10/04/2005	1,176	1,176
Svenska Handlesbanken
3.88%, due 10/03/2005	3,542	3,542
Wells Fargo
3.75%, due 10/07/2005	2,351	2,351
Euro Dollar Terms (3.8%)
Bank of Nova Scotia
3.66%, due 10/11/2005	3,170	3,170
3.77%, due 10/31/2005	1,881	1,881
Barclays
3.70%, due 10/14/2005	705	705
Branch Banker &Trust
3.84%, due 11/22/2005	2,351	2,351
Citigroup
3.87%, due 12/21/2005	2,351	2,351
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	2,351	2,351
Harris Trust & Savings Bank
3.75%, due 10/21/2005	3,738	3,738
Royal Bank of Canada
3.83%, due 11/22/2005	2,351	2,351
Royal Bank of Scotland
3.76%, due 11/01/2005	2,587	2,587
Promissory Notes (0.1%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	188	188
Repurchase Agreements (4.5%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $5,250 on 10/03/2005	5,248	5,248
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $11,258 on 10/03/2005	11,255	11,255
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $108 on 10/03/2005	108	108
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $7,216 on 10/03/2005	7,214	7,214
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,558 on 10/03/2005	1,558	1,558

	Shares	Value
Investment Companies (3.1%)
Money Market Funds (3.1%)
American Beacon Funds
1-day yield of 3.68%	940,564	$941
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	7,165,109	7,165
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,246,094	1,246
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	8,165,534	8,166
Total Security Lending Collateral (cost: $98,339)		98,339

Total Investment Securities (cost: $636,479)		$659,033

SUMMARY:
Investments, at value	116.9%	$659,033
Liabilities in excess of other assets	(16.9)%	(95,396)
Net assets	100.0%	$563,637

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $95,344.
‡	No dividends were paid during the preceding twelve months.
^

At September 30,2005, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.12%-7.38% and 04/25/2016-12/15/2034, respectively, and with a market value plus accrued interest of $153,992.

*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $25,889, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $5,994 or 1.1% of the net assets of the Fund.

ADR	American Depositary Receipt
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace (4.0%)
United Technologies Corp.	182,000	$9,435
Beverages (2.1%)
PepsiCo, Inc.	87,942	4,987
Business Services (7.0%)
First Data Corp.	231,300	9,252
Omnicom Group, Inc. †	84,500	7,067
Chemicals & Allied Products (6.1%)
Clorox Co.	84,600	4,699
Colgate-Palmolive Co.	90,494	4,777
Procter & Gamble Co. †	82,000	4,876
Communication (4.1%)
Viacom, Inc.-Class B	288,000	9,507
Communications Equipment (4.4%)
Motorola, Inc.	463,000	10,228
Computer & Data Processing Services (2.5%)
Microsoft Corp.	223,100	5,740
Computer & Office Equipment (10.4%)
Apple Computer, Inc. ‡	97,110	5,206
Cisco Systems, Inc. ‡	520,800	9,338
Hewlett-Packard Co.	330,900	9,662
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	234,530	7,897
Electronic Components & Accessories (5.0%)
Intel Corp.	277,000	6,828
Texas Instruments, Inc.	144,000	4,882
Fabricated Metal Products (2.9%)
Fortune Brands, Inc.	82,800	6,734
Food & Kindred Products (2.0%)
Kellogg Co.	100,000	4,613
Instruments & Related Products (2.5%)
Danaher Corp. †	110,500	5,948
Insurance (3.1%)
American International Group, Inc.	116,000	7,187
Life Insurance (3.1%)
Prudential Financial, Inc.	107,800	7,283
Medical Instruments & Supplies (3.9%)
Medtronic, Inc.	171,000	9,169
Oil & Gas Extraction (7.7%)
BJ Services Co. †	38,240	1,376
Burlington Resources, Inc.	31,000	2,521
Chesapeake Energy Corp. †	69,000	2,639
Halliburton Co.	87,000	5,961
Occidental Petroleum Corp.	63,000	5,382
Paper & Allied Products (3.2%)
3M Co.	102,902	7,549
Petroleum Refining (1.0%)
ConocoPhillips	34,170	2,389
Pharmaceuticals (12.0%)
Abbott Laboratories	100,203	4,249
Amgen, Inc. ‡	59,000	4,701
Johnson & Johnson	149,501	9,460
Wyeth	208,864	9,664
Security & Commodity Brokers (8.2%)
American Express Co.	126,000	7,237
Goldman Sachs Group, Inc. (The)	58,696	7,136
Morgan Stanley	90,000	4,855
Total Common Stocks (cost: $219,929)		230,434

	Principal	Value
SECURITY LENDING COLLATERAL (8.9%)
Debt (7.3%)
Bank Notes (0.5%)
Bank of America
3.77%, due 10/18/2005 *	$199	$199
3.77%, due 11/28/2005 *	232	232
3.81%, due 08/10/2006 *	229	229
Bear Stearns & Co.
4.07%, due 12/06/2005 *	100	100
4.07%, due 03/07/2006 *	299	299
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	100	100
Certificates Of Deposit (0.5%)
Barclays
3.70%, due 01/17/2006 *	448	448
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	108	108
3.99%, due 05/18/2006 *	249	249
Rabobank Nederland
3.94%, due 05/31/2006 *	249	249
Commercial Paper (1.1%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	198	198
Grampian Funding LLC-144A
3.76%, due 10/13/2005	49	49
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	208	208
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	149	149
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	647	647
4.01%, due 12/09/2005 *	627	627
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	221	221
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	148	148
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	100	100
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	198	198
Euro Dollar Overnight (1.0%)
Barclays
3.62%, due 10/03/2005	299	299
Fortis Bank
3.81%, due 10/07/2005	199	199
Societe Generale
3.78%, due 10/03/2005	398	398
3.80%, due 10/04/2005	249	249
Svenska Handlesbanken
3.88%, due 10/03/2005	750	750
Wells Fargo
3.75%, due 10/07/2005	498	498
Euro Dollar Terms (1.9%)
Bank of Nova Scotia
3.66%, due 10/11/2005	671	671
3.77%, due 10/31/2005	398	398
Barclays
3.70%, due 10/14/2005	149	149
Branch Banker &Trust
3.84%, due 11/22/2005	498	498
Citigroup
3.87%, due 12/21/2005	498	498
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	498	498
Harris Trust & Savings Bank
3.75%, due 10/21/2005	792	792
Royal Bank of Canada
3.83%, due 11/22/2005	498	498
Royal Bank of Scotland
3.76%, due 11/01/2005	548	548

Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$40	$40
Repurchase Agreements (2.3%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $1,112 on 10/03/2005	1,111	1,111
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $2,384 on 10/03/2005	2,383	2,383
Lehman Brothers & Co., Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $23 on 10/03/2005	23	23
Merrill Lynch & Co., Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $1,528 on 10/03/2005	1,528	1,528
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $330 on 10/03/2005	330	330

	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American Beacon Funds
1-day yield of 3.68%	199,177	$199
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	1,517,307	1,517
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	263,877	264
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	1,729,161	1,729
Total Security Lending Collateral (cost: $20,825)		20,825

Total Investment Securities (cost: $240,754)		$251,259

SUMMARY:
Investments, at value	107.5%	$251,259
Liabilities in excess of other assets	(7.5)%	(17,426)
Net assets	100.0%	$233,833

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $20,218.
‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $5,482, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $1,271 or 0.5% of the net assets of the Fund.

Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.2%)
Business Services (2.9%)
First Data Corp.	131,117	$5,245
Communications Equipment (11.1%)
Corning, Inc. ‡	180,000	3,479
Motorola, Inc.	316,800	6,998
Nokia Corp., ADR	230,000	3,889
QUALCOMM, Inc.	135,160	6,048
Computer & Data Processing Services (17.3%)
Adobe Systems, Inc.	198,000	5,910
Electronic Arts, Inc. ‡	70,000	3,982
Microsoft Corp.	534,600	13,755
SAP AG, ADR	8,300	360
Symantec Corp. ‡	114,660	2,598
VeriSign, Inc. ‡ †	13,600	291
Yahoo!, Inc. ‡	139,000	4,704
Computer & Office Equipment (23.1%)
Apple Computer, Inc. ‡	89,500	4,798
Cisco Systems, Inc. ‡	656,240	11,766
EMC Corp. ‡	575,200	7,443
Hewlett-Packard Co.	360,000	10,512
Logitech International SA, ADR ‡	191,192	7,791
Electronic & Other Electric Equipment (0.4%)
Samsung Electronics Co., Ltd., GDR - 144A †	2,400	683
Electronic Components & Accessories (19.0%)
Analog Devices, Inc. †	167,200	6,210
Freescale Semiconductor, Inc.-Class B ‡	1,302	31
Intel Corp. †	353,576	8,716
Linear Technology Corp. †	217,100	8,161
Texas Instruments, Inc.	116,000	3,932
Xilinx, Inc.	275,400	7,670
Entertainment (4.6%)
International Game Technology	309,400	8,354
Industrial Machinery & Equipment (3.2%)
Applied Materials, Inc.	331,500	5,622
Lam Research Corp. ‡ †	9,800	299
Instruments & Related Products (1.0%)
Flir Systems, Inc. ‡	61,000	1,804
Management Services (0.2%)
Accenture, Ltd.-Class A ‡	13,300	339
Pharmaceuticals (9.6%)
Alkermes, Inc. ‡ †	50,700	852
Amgen, Inc. ‡	94,000	7,489
Genzyme Corp. ‡	78,677	5,637
MedImmune, Inc. ‡	10,200	343
Vertex Pharmaceuticals, Inc. ‡	144,000	3,218
Research & Testing Services (0.8%)
Telik, Inc. ‡	87,000	1,423
Total Common Stocks (cost: $157,470)		170,352

	Principal	Value
SECURITY LENDING COLLATERAL (6.4%)
Debt (5.3%)
Bank Notes (0.4%)
Bank of America
3.77%, due 10/18/2005 *	$112	$112
3.77%, due 11/28/2005 *	131	131
3.81%, due 08/10/2006 *	129	129

Bear Stearns & Co.
4.07%, due 12/06/2005 *	$56	$56
4.07%, due 03/07/2006 *	168	168
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	56	56
Certificates Of Deposit (0.3%)
Barclays
3.70%, due 01/17/2006 *	253	253
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	61	61
3.99%, due 05/18/2006 *	140	140
Rabobank Nederland
3.94%, due 05/31/2006 *	140	140
Commercial Paper (0.8%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	112	112
Grampian Funding LLC-144A
3.76%, due 10/13/2005	27	27
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	117	117
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	84	84
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	365	365
4.01%, due 12/09/2005 *	353	353
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	124	124
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	83	83
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	56	56
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	111	111
Euro Dollar Overnight (0.7%)
Barclays
3.62%, due 10/03/2005	168	168
Fortis Bank
3.81%, due 10/07/2005	112	112
Societe Generale
3.78%, due 10/03/2005	224	224
3.80%, due 10/04/2005	140	140
Svenska Handlesbanken
3.88%, due 10/03/2005	423	423
Wells Fargo
3.75%, due 10/07/2005	281	281
Euro Dollar Terms (1.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	378	378
3.77%, due 10/31/2005	224	224
Barclays
3.70%, due 10/14/2005	84	84
Branch Banker &Trust
3.84%, due 11/22/2005	281	281
Citigroup
3.87%, due 12/21/2005	281	281
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	281	281
Harris Trust & Savings Bank
3.75%, due 10/21/2005	446	446
Royal Bank of Canada
3.83%, due 11/22/2005	281	281
Royal Bank of Scotland
3.76%, due 11/01/2005	309	309

Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$22	$22
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $626 on 10/03/2005	626	626
Goldman Sachs Group, Inc (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $1,343 on 10/03/2005	1,343	1,343
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $13 on 10/03/2005	13	13
Merrill Lynch & Co., Inc 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $861 on 10/03/2005	861	861
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $186 on 10/03/2005	186	186

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 3.68%	112,212	$112
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	854,819	855
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	148,663	149
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	974,172	974
Total Security Lending Collateral (cost: $11,732)		11,732

Total Investment Securities (cost: $169,202)		$182,084

SUMMARY:
Investments, at value	99.6%	$182,084
Other assets in excess of liabilities	0.4%	751
Net assets	100.0%	$182,835

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $11,335.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $3,089, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $1,397 or .8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
1.63%, due 02/28/2006	$200	$198
Total U.S. Government Obligations (cost: $199)		198

	Shares	Value
COMMON STOCKS (99.6%)
Aerospace (1.7%)
Boeing Co. (The)	14,200	$965
Lockheed Martin Corp.	9,300	568
Northrop Grumman Corp.	23,400	1,272
United Technologies Corp.	13,400	695
Air Transportation (0.9%)
FedEx Corp.	20,600	1,795
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	2,500	60
Station Casinos, Inc.	1,300	86
Apparel & Accessory Stores (0.7%)
Abercrombie & Fitch Co.-Class A	2,800	140
Kohl’s Corp. ‡	23,900	1,199
Ross Stores, Inc.	1,400	33
Apparel Products (0.2%)
Jones Apparel Group, Inc.	11,800	336
Automotive (0.4%)
Harley-Davidson, Inc.	7,900	383
Lear Corp. †	14,300	486
Beverages (2.6%)
Coca-Cola Co. (The)	74,500	3,218
Coca-Cola Enterprises, Inc.	25,700	501
PepsiCo, Inc.	28,300	1,605
Business Credit Institutions (0.9%)
CIT Group, Inc. †	26,500	1,197
Fannie Mae	900	40
Freddie Mac	11,100	627
Business Services (0.8%)
eBay, Inc. ‡	37,900	1,561
Chemicals & Allied Products (2.8%)
Air Products & Chemicals, Inc.	20,600	1,136
Nalco Holding Co. ‡	33,200	560
Praxair, Inc.	23,100	1,107
Procter & Gamble Co. †	40,300	2,396
Rohm & Haas Co.	17,100	703
Commercial Banks (10.1%)
Bank of America Corp.	68,400	2,880
Bank of New York Co., Inc. (The)	4,300	126
Citigroup, Inc.	142,800	6,500
Marshall & IIsley Corp.	1,400	61
MBNA Corp.	93,300	2,299
Mellon Financial Corp.	26,300	841
North Fork Bancorp, Inc.	31,000	791
PNC Financial Services Group, Inc.	800	46
State Street Corp.	32,100	1,570
TCF Financial Corp.	500	13
US Bancorp †	104,400	2,932
Wachovia Corp.	1,700	81
Wells Fargo & Co.	45,200	2,647
Zions Bancorp	1,600	114

Communication (1.7%)
American Tower Corp.-Class A ‡	2,000	$50
EchoStar Communications Corp.-Class A	14,000	414
Viacom, Inc.-Class B	91,500	3,020
Communications Equipment (3.2%)
Corning, Inc. ‡	106,600	2,061
Motorola, Inc.	96,800	2,138
QUALCOMM, Inc.	53,800	2,408
Computer & Data Processing Services (4.5%)
Affiliated Computer Services, Inc.-Class A ‡	16,200	885
Juniper Networks, Inc. ‡	19,300	459
Microsoft Corp.	229,400	5,902
NCR Corp. ‡	7,200	230
Oracle Corp. ‡	152,400	1,888
Computer & Office Equipment (3.6%)
Cisco Systems, Inc. ‡	147,600	2,646
Dell, Inc. ‡	36,300	1,241
EMC Corp. ‡	15,200	197
Hewlett-Packard Co.	23,800	695
International Business Machines Corp.	25,600	2,054
Lexmark International, Inc. ‡	10,700	653
Seagate Technology, Inc. - Escrow Shares ‡	8,700	—	☐
Construction (0.1%)
Centex Corp.	2,500	161
Cosmetics/Personal Care (0.9%)
Gillette Co. (The)	31,900	1,857
Department Stores (0.4%)
Federated Department Stores, Inc.	8,900	595
Foot Locker, Inc.	4,600	101
JC Penney Co., Inc.	4,200	199
Drug Stores & Proprietary Stores (0.2%)
CVS Corp.	14,500	421
Electric Services (3.5%)
CMS Energy Corp. ‡ †	21,100	347
Consolidated Edison, Inc. †	6,600	320
Constellation Energy Group, Inc.	11,600	715
Dominion Resources, Inc.	25,200	2,171
Edison International	11,900	563
FPL Group, Inc. †	3,600	171
Northeast Utilities	19,100	381
Pinnacle West Capital Corp.	11,200	494
PPL Corp.	27,700	896
SCANA Corp.	3,600	152
Xcel Energy, Inc. †	51,800	1,016
Electric, Gas & Sanitary Services (0.4%)
Entergy Corp.	1,300	97
PG&E Corp.	16,000	628
Wisconsin Energy Corp.	3,000	120
Electronic & Other Electric Equipment (3.8%)
General Electric Co.	234,400	7,892
Electronic Components & Accessories (3.9%)
Agere Systems, Inc. ‡	6,300	66
Altera Corp. ‡	35,800	684
Analog Devices, Inc. †	36,800	1,367
Broadcom Corp.-Class A ‡	7,800	366
Intel Corp.	56,700	1,398
Intersil Corp.-Class A	5,500	120
Linear Technology Corp.	11,900	447
Maxim Integrated Products, Inc.	5,900	252
Microchip Technology, Inc.	11,800	355
Texas Instruments, Inc.	3,100	105
Tyco International, Ltd. †	79,700	2,220
Xilinx, Inc.	28,400	791

Entertainment (0.2%)
International Game Technology	17,200	$464
Fabricated Metal Products (0.0%)
Fortune Brands, Inc.	500	41
Food & Kindred Products (2.4%)
Altria Group, Inc.	61,100	4,504
General Mills, Inc.	2,100	101
Kellogg Co.	10,400	480
Furniture & Fixtures (0.5%)
Johnson Controls, Inc.	17,800	1,104
Gas Production & Distribution (0.0%)
Dynegy, Inc.-Class A ‡	7,300	34
Health Services (0.5%)
HCA, Inc.	20,700	992
Holding & Other Investment Offices (0.1%)
Duke Realty Corp. REIT	600	20
Kimco Realty Corp. REIT	400	13
Mack-Cali Realty Corp. REIT	5,000	225
Hotels (0.4%)
Host Marriott Corp. †	43,600	737
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,100	25
Marriott International, Inc.-Class A	4,800	302
MGM Mirage, Inc. ‡	600	26
Starwood Hotels & Resorts Worldwide, Inc.	4,200	240
Industrial Machinery & Equipment (1.6%)
AGCO Corp. ‡	2,400	44
Baker Hughes, Inc.	17,700	1,056
Caterpillar, Inc.	300	18
Deere & Co.	9,500	581
Eaton Corp.	17,000	1,080
Illinois Tool Works, Inc.	3,800	313
SPX Corp.	6,100	280
Instruments & Related Products (1.1%)
Bausch & Lomb, Inc.	10,900	879
Cooper Cos. (The), Inc.	3,900	299
Danaher Corp. †	10,200	549
Raytheon Co.	12,000	456
Xerox Corp. ‡	7,700	105
Insurance (4.5%)
Aetna, Inc.	15,100	1,301
AFLAC, Inc.	17,900	811
AMBAC Financial Group, Inc.	22,300	1,607
American International Group, Inc.	12,400	768
Assurant, Inc.	12,800	487
Cigna Corp.	700	83
MBIA, Inc. †	7,800	473
Progressive Corp. (The)	900	94
UnitedHealth Group, Inc.	5,900	332
W.R. Berkley Corp.	18,300	722
WellPoint, Inc. ‡	34,000	2,578
Insurance Agents, Brokers & Service (0.9%)
Hartford Financial Services Group, Inc. (The)	25,200	1,945
Leather & Leather Products (0.1%)
Coach, Inc. ‡	9,500	298
Life Insurance (1.2%)
Genworth Financial, Inc.-Class A †	39,700	1,280
Lincoln National Corp.	4,900	255
Metlife, Inc.	13,600	678
Protective Life Corp.	1,300	54
Torchmark Corp.	5,800	306

Lumber & Other Building Materials (2.0%)
Home Depot, Inc. (The)	57,500	$2,193
Lowe’s Cos., Inc.	30,600	1,971
Medical Instruments & Supplies (2.1%)
Baxter International, Inc.	27,500	1,096
Biomet, Inc.	300	10
Boston Scientific Corp. ‡	63,700	1,489
Guidant Corp.	1,400	96
St. Jude Medical, Inc. ‡	13,800	646
Zimmer Holdings, Inc. ‡	14,900	1,026
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp. †	27,700	914
Motion Pictures (0.9%)
News Corp., Inc.-Class A	103,500	1,614
Time Warner, Inc.	9,500	172
Oil & Gas Extraction (2.8%)
Anadarko Petroleum Corp.	6,800	651
Apache Corp.	9,900	745
Burlington Resources, Inc.	3,200	260
EOG Resources, Inc. †	10,200	764
Halliburton Co.	4,800	329
Kerr-McGee Corp.	800	78
Occidental Petroleum Corp.	18,800	1,606
Pride International, Inc. ‡	700	20
Rowan Cos., Inc.	22,100	784
Transocean, Inc. ‡	1,000	61
Weatherford International, Ltd. ‡	9,000	618
Paper & Allied Products (0.9%)
3M Co.	17,100	1,254
Kimberly-Clark Corp.	3,800	226
Smurfit-Stone Container Corp. ‡	33,400	346
Personal Credit Institutions (0.2%)
Capital One Financial Corp.	6,300	501
Petroleum Refining (6.5%)
Chevron Corp.	33,200	2,149
ConocoPhillips	44,200	3,090
Exxon Mobil Corp.	119,100	7,568
Marathon Oil Corp.	1,900	131
Valero Energy Corp.	4,800	543
Pharmaceuticals (8.1%)
Amgen, Inc. ‡	32,700	2,605
Bristol-Myers Squibb Co.	15,300	368
Forest Laboratories, Inc. ‡	7,700	300
Gilead Sciences, Inc. ‡	6,900	336
Johnson & Johnson	48,200	3,050
Lilly (Eli) & Co.	35,400	1,895
McKesson Corp.	10,400	493
Medco Health Solutions, Inc. ‡	6,700	367
Medicis Pharmaceutical Corp.-Class A †	10,300	335
MedImmune, Inc. ‡	10,600	357
OSI Pharmaceuticals, Inc. ‡ †	18,500	541
Pfizer, Inc.	93,000	2,322
Sepracor, Inc. ‡ †	25,800	1,522
Watson Pharmaceuticals, Inc. ‡	1,700	62
Wyeth	50,500	2,337
Primary Metal Industries (1.0%)
Alcoa, Inc.	40,400	987
Nucor Corp.	400	24
United States Steel Corp. †	23,400	991
Printing & Publishing (1.6%)
Gannett Co., Inc.	31,100	2,141
Scripps (E.W.) Co. (The)	21,700	1,084
Tribune Co.	200	7

Railroads (0.6%)
CSX Corp.	22,900	$1,064
Norfolk Southern Corp.	3,300	134
Residential Building Construction (0.3%)
Lennar Corp.-Class A	10,300	616
Restaurants (0.6%)
McDonald’s Corp.	32,400	1,085
Yum! Brands, Inc.	1,300	63
Retail Trade (0.4%)
Staples, Inc.	34,900	744
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.-Class B	17,800	1,454
Savings Institutions (0.5%)
Washington Mutual, Inc. †	26,400	1,035
Security & Commodity Brokers (2.7%)
American Express Co.	6,100	350
Ameritrade Holding Corp. ‡ †	5,400	116
Charles Schwab Corp. (The)	4,100	59
E*TRADE Financial Corp. ‡	2,700	48
Goldman Sachs Group, Inc. (The)	21,500	2,614
Merrill Lynch & Co., Inc.	1,800	110
Morgan Stanley	43,700	2,357
Telecommunications (3.0%)
AT&T Corp.	23,000	455
SBC Communications, Inc. †	69,900	1,676
Sprint Nextel Corp.	57,200	1,360
Verizon Communications, Inc.	85,500	2,795
Textile Mill Products (0.3%)
Mohawk Industries, Inc. ‡	7,400	594
Toys, Games & Hobbies (0.0%)
Mattel, Inc.	300	5
Trucking & Warehousing (0.1%)
United Parcel Service, Inc.-Class B	3,200	221
Variety Stores (1.3%)
Dollar General Corp.	12,500	229
Family Dollar Stores, Inc.	3,200	64
Target Corp.	28,300	1,470
Wal-Mart Stores, Inc.	23,100	1,012
Warehouse (0.2%)
Prologis	11,200	496
Water Transportation (0.7%)
Carnival Corp.	27,400	1,369
Wholesale Trade Nondurable Goods (0.5%)
SYSCO Corp.	31,100	976
Total Common Stocks (cost: $182,759)		206,665

	Principal	Value
SECURITY LENDING COLLATERAL (8.2%)
Debt (6.8%)
Bank Notes (0.5%)
Bank of America
3.77%, due 10/18/2005 *	$164	$164
3.77%, due 11/28/2005 *	191	191
3.81%, due 08/10/2006 *	188	188
Bear Stearns & Co.
4.07%, due 12/06/2005 *	82	82
4.07%, due 03/07/2006 *	245	245
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	82	82
Certificates Of Deposit (0.4%)
Barclays
3.70%, due 01/17/2006 *	368	368
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	89	89
3.99%, due 05/18/2006 *	204	204
Rabobank Nederland
3.94%, due 05/31/2006 *	204	204

Commercial Paper (1.0%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$163	$163
Grampian Funding LLC-144A
3.76%, due 10/13/2005	40	40
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	171	171
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	123	123
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	532	532
4.01%, due 12/09/2005 *	515	515
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	181	181
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	122	122
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	82	82
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	162	162
Euro Dollar Overnight (1.0%)
Barclays
3.62%, due 10/03/2005	245	245
Fortis Bank
3.81%, due 10/07/2005	164	164
Societe Generale
3.78%, due 10/03/2005	327	327
3.80%, due 10/04/2005	204	204
Svenska Handlesbanken
3.88%, due 10/03/2005	616	616
Wells Fargo
3.75%, due 10/07/2005	409	409
Euro Dollar Terms (1.8%)
Bank of Nova Scotia
3.66%, due 10/11/2005	551	551
3.77%, due 10/31/2005	327	327
Barclays
3.70%, due 10/14/2005	123	123
Branch Banker &Trust
3.84%, due 11/22/2005	409	409
Citigroup
3.87%, due 12/21/2005	409	409
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	409	409
Harris Trust & Savings Bank
3.75%, due 10/21/2005	650	650
Royal Bank of Canada
3.83%, due 11/22/2005	409	409
Royal Bank of Scotland
3.76%, due 11/01/2005	450	450
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	33	33
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $913 on 10/03/2005	913	913
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,958 on 10/03/2005	1,958	1,958
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $19 on 10/03/2005	19	19
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,255 on 10/03/2005	1,255	1,255
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $271 on 10/03/2005	271	271

	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds
1-day yield of 3.68%	163,612	$164
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	1,246,374	1,246
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	216,759	217
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	1,420,399	1,420
Total Security Lending Collateral (cost: $17,106)		17,106

Total Investment Securities (cost: $200,064)		$223,969

SUMMARY:
Investments, at value	107.9%	$223,969
Liabilities in excess of other assets	(7.9)%	(16,373)
Net assets	100.0%	$207,596

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
S&P 500 Index	3	12/17/2005	$926	$(9)

NOTES TO SCHEDULE OF INVESTMENTS:

At September 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at September 30, 2005 is $198.

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $16,470.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $4,503, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated  $1,044 or .5% of the net assets of the Fund.

REIT	Real Estate Investment Trust

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Apparel & Accessory Stores (0.9%)
Ltd. Brands	177,900	$3,635
Apparel Products (3.7%)
Columbia Sportswear Co. ‡†	87,200	4,046
V.F. Corp. †	182,800	10,597
Automotive (1.4%)
Genuine Parts Co.	51,900	2,227
Harsco Corp.	48,300	3,167
Automotive Dealers & Service Stations (2.3%)
AutoNation, Inc. ‡	142,400	2,844
AutoZone, Inc. ‡	75,100	6,252
Beverages (0.9%)
Brown-Forman Corp.-Class B	60,800	3,620
Business Services (0.5%)
Magellan Health Services, Inc. ‡	58,700	2,063
Chemicals & Allied Products (5.5%)
Albemarle Corp.	134,400	5,067
Clorox Co.	81,000	4,499
International Flavors & Fragrances, Inc.	65,800	2,345
Lauder (Estee) Cos., Inc. (The)-Class A	102,500	3,570
PPG Industries, Inc.	49,500	2,930
Sherwin-Williams Co. (The)	78,000	3,437
Commercial Banks (7.2%)
Cullen/Frost Bankers, Inc.	54,300	2,679
M&T Bank Corp. †	69,300	7,326
North Fork Bancorp, Inc.	297,650	7,590
Northern Trust Corp. †	87,800	4,438
TCF Financial Corp.	119,900	3,207
Wilmington Trust Corp.	91,000	3,317
Computer & Data Processing Services (2.4%)
Affiliated Computer Services, Inc.-Class A ‡	59,300	3,238
Computer Associates International, Inc. †	136,200	3,788
Interactive Data Corp.	107,400	2,433
Computer & Office Equipment (1.4%)
Lexmark International, Inc. ‡	31,900	1,947
Pitney Bowes, Inc.	84,600	3,531
Department Stores (1.5%)
Federated Department Stores, Inc.	28,611	1,913
TJX Cos., Inc.	196,200	4,018
Diversified (0.8%)
Vornado Realty Trust REIT	37,700	3,266
Electric Services (6.0%)
American Electric Power Co., Inc.	99,900	3,966
DPL, Inc. †	132,500	3,684
Energy East Corp.	120,500	3,035
PPL Corp.	159,300	5,150
SCANA Corp.	93,000	3,928
Westar Energy, Inc.	168,700	4,071
Electric, Gas & Sanitary Services (0.5%)
PG&E Corp.	47,700	1,872
Electrical Goods (2.0%)
Carlisle Cos., Inc. †	70,800	4,501
Hughes Supply, Inc.	100,600	3,280
Electronic & Other Electric Equipment (1.9%)
Ametek, Inc.	85,600	3,678
Cooper Industries, Ltd.-Class A	59,100	4,086
Environmental Services (1.0%)
Republic Services, Inc.	116,400	4,108
Fabricated Metal Products (1.8%)
Crane Co.	118,500	3,524
Fortune Brands, Inc.	43,400	3,530
Food & Kindred Products (1.5%)
Del Monte Foods Co. ‡	261,400	2,805
Hormel Foods Corp.	93,700	3,091

Furniture & Home Furnishings Stores (0.4%)
Tuesday Morning Corp.	68,900	$1,782
Gas Production & Distribution (4.9%)
AGL Resources, Inc.	111,900	4,153
Energen Corp.	95,600	4,136
Kinder Morgan, Inc.	85,300	8,202
UGI Corp.	105,100	2,959
Health Services (4.3%)
Coventry Health Care, Inc. ‡	90,300	7,768
Manor Care, Inc.	83,700	3,215
Omnicare, Inc.	61,700	3,469
Quest Diagnostics, Inc.	51,500	2,603
Holding & Other Investment Offices (1.8%)
Istar Financial Inc. REIT	61,800	2,499
PS Business Parks, Inc.	32,300	1,479
Rayonier, Inc.	56,400	3,250
Hotels & Other Lodging Places (0.8%)
Hilton Hotels Corp.	145,700	3,252
Industrial Machinery & Equipment (1.0%)
American Standard Cos., Inc.	82,500	3,840
Insurance (8.6%)
Assurant, Inc.	243,300	9,260
Cincinnati Financial Corp.	94,125	3,943
IPC Holdings, Ltd.	116,700	3,810
MGIC Investment Corp. †	60,500	3,884
Old Republic International Corp.	262,400	6,998
Principal Financial Group	52,300	2,477
SAFECO Corp.	74,200	3,961
Life Insurance (1.0%)
Genworth Financial, Inc.-Class A	122,500	3,949
Metal Cans & Shipping Containers (0.9%)
Ball Corp. †	101,900	3,744
Mining (1.7%)
Vulcan Materials Co.	90,800	6,738
Motor Vehicles, Parts & Supplies (0.5%)
BorgWarner, Inc.	34,200	1,931
Oil & Gas Extraction (4.5%)
Burlington Resources, Inc.	94,100	7,652
Devon Energy Corp.	106,000	7,276
Pioneer Natural Resources Company	57,100	3,136
Paper & Allied Products (1.6%)
MeadWestvaco Corp.	137,400	3,795
Pactiv Corp. ‡ †	140,100	2,455
Petroleum Refining (1.9%)
Ashland, Inc.	67,000	3,701
Marathon Oil Corp.	53,760	3,706
Pharmaceuticals (0.8%)
Sigma-Aldrich Corp.	47,700	3,056
Printing & Publishing (3.8%)
Dex Media, Inc.	142,400	3,957
Gannett Co., Inc.	73,200	5,038
Knight-Ridder, Inc. †	41,400	2,429
Scripps (E.W.) Co. (The)	45,868	2,292
Washington Post-Class B	1,920	1,541
Real Estate (1.6%)
Brookfield Properties Co. †	136,150	4,012
Forest City Enterprises, Inc.-Class A	64,900	2,473
Restaurants (1.6%)
Applebees International, Inc.	125,900	2,605
Outback Steakhouse, Inc. †	100,800	3,689
Retail Trade (0.8%)
Tiffany & Co. †	76,800	3,054
Savings Institutions (2.8%)
Golden West Financial Corp. †	121,900	7,240
Webster Financial Corp.	84,700	3,808
Security & Commodity Brokers (1.6%)
Legg Mason, Inc.	28,400	3,115
T. Rowe Price Group, Inc.	52,900	3,454
Telecommunications (5.0%)
ALLTEL Corp. †	131,300	8,549
CenturyTel, Inc.	216,700	7,580
Telephone & Data Systems, Inc.	19,200	749
Telephone & Data Systems, Inc. - Special Shares	80,200	3,012

Variety Stores (0.6%)
Family Dollar Stores, Inc.	126,600	$2,516
Wholesale Trade Nondurable Goods (1.3%)
Dean Foods Co. ‡	132,300	5,141
Total Common Stocks (cost: $355,254)		385,632

	Principal	Value
SECURITY LENDING COLLATERAL (10.7%)
Debt (8.8%)
Bank Notes (0.6%)
Bank of America
3.77%, due 10/18/2005 *	$409	$409
3.77%, due 11/28/2005 *	476	476
3.81%, due 08/10/2006 *	470	470
Bear Stearns & Co.
4.07%, due 12/06/2005 *	205	205
4.07%, due 03/07/2006 *	613	613
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	205	205
Certificates Of Deposit (0.5%)
Barclays
3.70%, due 01/17/2006 *	920	920
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	222	222
3.99%, due 05/18/2006 *	511	511
Rabobank Nederland
3.94%, due 05/31/2006 *	511	511
Commercial Paper (1.3%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	406	406
Grampian Funding LLC-144A
3.76%, due 10/13/2005	100	100
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	427	427
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	307	307
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,329	1,329
4.01%, due 12/09/2005 *	1,288	1,288
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	453	453
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	304	304
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	205	205
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	406	406
Euro Dollar Overnight (1.2%)
Barclays
3.62%, due 10/03/2005	613	613
Fortis Bank
3.81%, due 10/07/2005	409	409
Societe Generale
3.78%, due 10/03/2005	818	818
3.80%, due 10/04/2005	511	511
Svenska Handlesbanken
3.88%, due 10/03/2005	1,540	1,540
Wells Fargo
3.75%, due 10/07/2005	1,022	1,022
Euro Dollar Terms (2.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,378	1,378
3.77%, due 10/31/2005	818	818
Barclays
3.70%, due 10/14/2005	307	307
Branch Banker &Trust
3.84%, due 11/22/2005	1,022	1,022
Citigroup
3.87%, due 12/21/2005	1,022	1,022
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,022	1,022
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,625	1,625
Royal Bank of Canada
3.83%, due 11/22/2005	1,022	1,022
Royal Bank of Scotland
3.76%, due 11/01/2005	1,125	1,125

Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$82	$82
Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $2,282 on 10/03/2005	2,282	2,282
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $4,895 on 10/03/2005	4,893	4,893
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $47 on 10/03/2005	47	47
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $3,137 on 10/03/2005	3,136	3,136
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $677 on 10/03/2005	677	677

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds
1-day yield of 3.68%	408,921	409
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	3,115,114	3,115
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	541,754	542
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	3,550,061	3,550
Total Security Lending Collateral (cost: $42,754)		42,754

Total Investment Securities (cost: $398,008)		$428,386

SUMMARY:
Investments, at value	107.7%	$428,386
Liabilities in excess of other assets	(7.7)%	(30,645)
Net assets	100.0%	$397,741

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $41,388.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $11,256, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $2,608 or .7% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Janus Growth

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Amusement & Recreation Services (2.0%)
Harrah’s Entertainment, Inc.	509,880	$33,239
Apparel & Accessory Stores (0.7%)
Kohl’s Corp. ‡	243,635	12,226
Automotive (2.0%)
Harley-Davidson, Inc.	677,385	32,813
Business Services (5.5%)
Clear Channel Communications, Inc. †	1,522,030	50,060
eBay, Inc. ‡	968,010	39,882
Chemicals & Allied Products (3.2%)
Procter & Gamble Co. †	494,505	29,403
Reckitt Benckiser PLC	764,457	23,345
Commercial Banks (1.3%)
Citigroup, Inc.	459,360	20,910
Communication (1.9%)
Liberty Media Corp.-Class A ‡	1,705,662	13,731
XM Satellite Radio Holdings, Inc.-Class A ‡ †	466,450	16,750
Communications Equipment (2.5%)
Research In Motion, Ltd. ‡ †	587,415	40,179
Computer & Data Processing Services (13.3%)
Amdocs, Ltd. ‡	823,610	22,839
Check Point Software Technologies, Ltd. ‡	914,855	22,249
Google, Inc.-Class A ‡ †	75,980	24,045
NAVTEQ Corp. ‡	880,235	43,968
Yahoo!, Inc. ‡	3,084,030	104,364
Construction (1.5%)
Pulte Homes, Inc. †	571,260	24,518
Electronic & Other Electric Equipment (4.0%)
General Electric Co.	1,331,325	44,826
Harman International Industries, Inc.	200,725	20,528
Electronic Components & Accessories (3.6%)
Intel Corp.	1,197,635	29,522
Maxim Integrated Products, Inc.	666,821	28,440
Food Stores (1.3%)
Safeway, Inc. †	837,195	21,432
Hotels & Other Lodging Places (3.9%)
Marriott International, Inc.-Class A	240,705	15,164
Starwood Hotels & Resorts Worldwide, Inc. †	839,845	48,014
Instruments & Related Products (2.1%)
Alcon, Inc. †	273,925	35,029
Insurance (9.3%)
Aetna, Inc.	465,720	40,117
UnitedHealth Group, Inc.	1,988,430	111,750
Lumber & Other Building Materials (1.6%)
Lowe’s Cos., Inc.	416,375	26,815
Medical Instruments & Supplies (9.8%)
Medtronic, Inc.	1,790,760	96,021
Synthes, Inc.	290,457	34,110
Varian Medical Systems, Inc. ‡ †	747,620	29,538

Oil & Gas Extraction (1.1%)
Schlumberger, Ltd. †	207,820	$17,536
Personal Credit Institutions (1.3%)
SLM Corp.	385,195	20,662
Petroleum Refining (1.2%)
Amerada Hess Corp. †	144,670	19,892
Pharmaceuticals (12.9%)
Celgene Corp. ‡ †	1,382,370	75,090
Genentech, Inc. ‡	316,965	26,692
Roche Holding AG-Genusschein	543,508	75,801
Teva Pharmaceutical Industries, Ltd., ADR †	1,013,915	33,885
Retail Trade (2.5%)
Staples, Inc.	1,928,017	41,105
Telecommunications (1.8%)
Nextel Partners, Inc.-Class A ‡ †	1,159,535	29,104
Transportation & Public Utilities (0.7%)
Expedia, Inc. ‡ †	598,771	11,862
Water Transportation (4.1%)
Carnival Corp.	509,430	25,461
Royal Caribbean Cruises, Ltd. †	956,400	41,316
Total Common Stocks (cost: $1,193,588)		1,554,233

	Principal	Value
SECURITY LENDING COLLATERAL (15.3%)
Debt (12.6%)
Bank Notes (0.9%)
Bank of America
3.77%, due 10/18/2005 *	$2,387	$2,387
3.77%, due 11/28/2005 *	2,781	2,781
3.81%, due 08/10/2006 *	2,745	2,745
Bear Stearns & Co.
4.07%, due 12/06/2005 *	1,193	1,193
4.07%, due 03/07/2006 *	3,580	3,580
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	1,193	1,193
Certificates Of Deposit (0.8%)
Barclays
3.70%, due 01/17/2006 *	5,371	5,371
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	1,297	1,297
3.99%, due 05/18/2006 *	2,984	2,984
Rabobank Nederland
3.94%, due 05/31/2006 *	2,984	2,984
Commercial Paper (1.9%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	2,373	2,373
Grampian Funding LLC-144A
3.76%, due 10/13/2005	582	582
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	2,490	2,490
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	1,790	1,790
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	7,758	7,758
4.01%, due 12/09/2005 *	7,519	7,519
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	2,644	2,644
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	1,774	1,774
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	1,193	1,193
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	2,369	2,369

Euro Dollar Overnight (1.8%)
Barclays
3.62%, due 10/03/2005	$3,580	$3,580
Fortis Bank
3.81%, due 10/07/2005	2,387	2,387
Societe Generale
3.78%, due 10/03/2005	4,774	4,774
3.80%, due 10/04/2005	2,984	2,984
Svenska Handlesbanken
3.88%, due 10/03/2005	8,989	8,989
Wells Fargo
3.75%, due 10/07/2005	5,968	5,968
Euro Dollar Terms (3.3%)
Bank of Nova Scotia
3.66%, due 10/11/2005	8,045	8,045
3.77%, due 10/31/2005	4,774	4,774
Barclays
3.70%, due 10/14/2005	1,790	1,790
Branch Banker &Trust
3.84%, due 11/22/2005	5,968	5,968
Citigroup
3.87%, due 12/21/2005	5,968	5,968
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	5,968	5,968
Harris Trust & Savings Bank
3.75%, due 10/21/2005	9,487	9,487
Royal Bank of Canada
3.83%, due 11/22/2005	5,968	5,968
Royal Bank of Scotland
3.76%, due 11/01/2005	6,564	6,564
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	477	477
Repurchase Agreements (3.9%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $13,323 on 10/03/2005	13,319	13,319
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $28,571 on 10/03/2005	28,562	28,562
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $273 on 10/03/2005	273	273
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $18,313 on 10/03/2005	18,307	18,307
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $3,955 on 10/03/2005	3,953	3,953

	Shares	Value
Investment Companies (2.7%)
Money Market Funds (2.7%)
American Beacon Funds
1-day yield of 3.68%	2,387,003	$2,387
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	18,183,922	18,184
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	3,162,391	3,162
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	20,722,844	20,723
Total Security Lending Collateral (cost: $249,568)		249,568

Total Investment Securities (cost: $1,443,156)		$1,803,801

SUMMARY:
Investments, at value	110.4%	$1,803,801
Liabilities in excess of other assets	(10.4)%	(170,627)
Net assets	100.0%	$1,633,174

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Swiss Franc	(66,900)	01/27/2006	$(53,084)	$639

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $242,023.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $65,703, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $15,215 or .9% of the net assets of the Fund.

ADR	American Depositary Receipt

Jennison Growth

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Apparel & Accessory Stores (2.4%)
Chico’s FAS, Inc. ‡	92,800	$3,415
Beverages (1.3%)
PepsiCo, Inc.	34,100	1,934
Business Services (3.3%)
eBay, Inc. ‡	115,300	4,750
Chemicals & Allied Products (2.2%)
Lauder (Estee) Cos., Inc. (The)-Class A	31,200	1,087
Procter & Gamble Co. †	35,900	2,135
Commercial Banks (1.1%)
JP Morgan Chase & Co.	48,500	1,646
Communications Equipment (3.0%)
Nokia Corp., ADR	60,700	1,026
QUALCOMM, Inc.	72,700	3,253
Computer & Data Processing Services (14.9%)
Adobe Systems, Inc.	88,000	2,627
Electronic Arts, Inc. ‡	45,700	2,600
Google, Inc.-Class A ‡	20,500	6,487
Mercury Interactive Corp. ‡	30,900	1,224
Microsoft Corp.	75,700	1,948
NAVTEQ Corp. ‡	28,600	1,429
SAP AG, ADR	38,600	1,673
Yahoo!, Inc. ‡	104,100	3,523
Computer & Office Equipment (5.4%)
Apple Computer, Inc. ‡	50,400	2,702
Cisco Systems, Inc. ‡	92,300	1,655
Dell, Inc. ‡	58,400	1,997
EMC Corp. ‡	114,400	1,480
Cosmetics/Personal Care (1.1%)
Gillette Co. (The)	26,900	1,566
Department Stores (1.3%)
Federated Department Stores, Inc.	27,600	1,846
Electronic & Other Electric Equipment (3.2%)
General Electric Co.	137,100	4,616
Electronic Components & Accessories (8.2%)
Intel Corp.	97,800	2,411
Marvell Technology Group, Ltd. ‡	71,900	3,315
Maxim Integrated Products, Inc.	61,700	2,631
Texas Instruments, Inc.	102,600	3,478
Food & Kindred Products (1.1%)
Cadbury Schweppes PLC, ADR	39,400	1,605
Food Stores (2.2%)
Whole Foods Market, Inc.	23,500	3,160
Furniture & Home Furnishings Stores (0.9%)
Williams-Sonoma, Inc. ‡	32,200	1,235
Health Services (1.7%)
Caremark Rx, Inc. ‡	47,600	2,377
Industrial Machinery & Equipment (1.4%)
Applied Materials, Inc.	120,600	2,045
Instruments & Related Products (2.8%)
Agilent Technologies, Inc. ‡	46,600	1,526
Alcon, Inc. †	19,500	2,494

Insurance (5.2%)
American International Group, Inc.	23,200	$1,437
Cigna Corp.	14,300	1,685
UnitedHealth Group, Inc.	42,100	2,366
WellPoint, Inc. ‡	26,500	2,009
Leather & Leather Products (1.3%)
Coach, Inc. ‡	61,000	1,913
Lumber & Other Building Materials (1.3%)
Lowe’s Cos., Inc. †	29,600	1,906
Medical Instruments & Supplies (1.4%)
St. Jude Medical, Inc. ‡	42,700	1,998
Oil & Gas Extraction (3.1%)
Schlumberger, Ltd. †	53,600	4,523
Petroleum Refining (1.7%)
Suncor Energy, Inc.	40,500	2,451
Pharmaceuticals (13.8%)
Abbott Laboratories	5,500	233
Amgen, Inc. ‡	40,000	3,187
Genentech, Inc. ‡	53,700	4,522
Gilead Sciences, Inc. ‡	40,800	1,989
Lilly (Eli) & Co. †	29,200	1,563
Novartis AG, ADR	57,300	2,922
Roche Holding AG, ADR	51,900	3,619
Sanofi-Aventis, ADR	44,700	1,857
Restaurants (0.4%)
Starbucks Corp. ‡	12,000	601
Retail Trade (0.5%)
Amazon.com, Inc. ‡ †	16,000	725
Rubber & Misc. Plastic Products (1.5%)
NIKE, Inc.-Class B	26,700	2,181
Security & Commodity Brokers (7.3%)
American Express Co.	61,700	3,544
Charles Schwab Corp. (The)	196,400	2,834
Goldman Sachs Group, Inc. (The)	14,200	1,726
Merrill Lynch & Co., Inc.	39,200	2,405
Telecommunications (1.5%)
Sprint Nextel Corp.	89,102	2,119
Variety Stores (2.2%)
Target Corp. †	62,000	3,220
Total Common Stocks (cost: $117,836)		142,431

	Principal	Value
SECURITY LENDING COLLATERAL (8.0%)
Debt (6.6%)
Bank Notes (0.4%)
Bank of America
3.77%, due 10/18/2005 *	$110	$110
3.77%, due 11/28/2005 *	128	128
3.81%, due 08/10/2006 *	127	127
Bear Stearns & Co.
4.07%, due 12/06/2005 *	55	55
4.07%, due 03/07/2006 *	165	165
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	55	55
Certificates Of Deposit (0.4%)
Barclays
3.70%, due 01/17/2006 *	248	248
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	60	60
3.99%, due 05/18/2006 *	138	138
Rabobank Nederland
3.94%, due 05/31/2006 *	138	138

Commercial Paper (1.0%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$110	$110
Grampian Funding LLC-144A
3.76%, due 10/13/2005	27	27
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	115	115
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	83	83
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	359	359
4.01%, due 12/09/2005 *	348	348
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	122	122
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	82	82
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	55	55
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	109	109
Euro Dollar Overnight (0.9%)
Barclays
3.62%, due 10/03/2005	166	166
Fortis Bank
3.81%, due 10/07/2005	110	110
Societe Generale
3.78%, due 10/03/2005	221	221
3.80%, due 10/04/2005	138	138
Svenska Handlesbanken
3.88%, due 10/03/2005	415	415
Wells Fargo
3.75%, due 10/07/2005	276	276
Euro Dollar Terms (1.8%)
Bank of Nova Scotia
3.66%, due 10/11/2005	372	372
3.77%, due 10/31/2005	221	221
Barclays
3.70%, due 10/14/2005	83	83
Branch Banker &Trust
3.84%, due 11/22/2005	276	276
Citigroup
3.87%, due 12/21/2005	276	276
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	276	276
Harris Trust & Savings Bank
3.75%, due 10/21/2005	439	439
Royal Bank of Canada
3.83%, due 11/22/2005	276	276
Royal Bank of Scotland
3.76%, due 11/01/2005	303	303
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	22	22

Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $616 on 10/03/2005	$616	$616
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,321 on 10/03/2005	1,320	1,320
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $13 on 10/03/2005	13	13
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $846 on 10/03/2005	846	846
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $183 on 10/03/2005	183	183

	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds
1-day yield of 3.68%	110,334	$110
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	840,515	840
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	146,175	146
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	957,871	958
Total Security Lending Collateral (cost: $11,536)		11,536

Total Investment Securities (cost: $129,372)		$153,967

SUMMARY:
Investments, at value	106.7%	$153,967
Liabilities in excess of other assets	(6.7)%	(9,639)
Net assets	100.0%	$144,328

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $11,253.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $3,037, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $703 or .5% of the net assets of the Fund.

ADR	American Depositary Receipt

Marsico Growth

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.8%)
Aerospace (2.8%)
General Dynamics Corp.	31,264	$3,738
Lockheed Martin Corp.	29,219	1,784
Air Transportation (3.0%)
FedEx Corp.	66,263	5,773
Beverages (0.6%)
PepsiCo, Inc.	19,850	1,126
Chemicals & Allied Products (3.1%)
Procter & Gamble Co. †	102,397	6,089
Commercial Banks (2.3%)
UBS AG (Foreign Registered)	45,198	3,864
UCBH Holdings, Inc.	32,338	592
Communications Equipment (5.1%)
Motorola, Inc.	227,434	5,024
QUALCOMM, Inc.	108,294	4,846
Computer & Data Processing Services (2.5%)
Google, Inc.-Class A ‡	15,437	4,885
Computer & Office Equipment (3.0%)
Apple Computer, Inc. ‡	108,048	5,792
Construction (1.9%)
KB Home †	25,367	1,857
MDC Holdings, Inc.	23,268	1,836
Drug Stores & Proprietary Stores (1.8%)
CVS Corp.	68,971	2,001
Walgreen Co.	32,742	1,423
Electric Services (1.5%)
TXU Corp.	26,097	2,946
Electronic & Other Electric Equipment (3.5%)
General Electric Co.	168,101	5,660
Harman International Industries, Inc.	10,994	1,124
Health Services (1.3%)
Quest Diagnostics, Inc. †	48,246	2,438
Hotels & Other Lodging Places (2.6%)
MGM Mirage, Inc. ‡	94,041	4,116
Wynn Resorts, Ltd. † ‡	19,705	890
Industrial Machinery & Equipment (3.5%)
Caterpillar, Inc.	115,845	6,806
Insurance (8.4%)
Progressive Corp. (The)	18,106	1,897
UnitedHealth Group, Inc.	256,436	14,412
Lumber & Other Building Materials (3.9%)
Lowe’s Cos., Inc.	118,388	7,624
Medical Instruments & Supplies (3.5%)
Medtronic, Inc.	56,453	3,027
Zimmer Holdings, Inc. ‡	56,123	3,866
Mining (0.4%)
Peabody Energy Corp.	9,896	835
Mortgage Bankers & Brokers (2.2%)
Countrywide Financial Corp. †	131,395	4,333
Oil & Gas Extraction (2.4%)
Canadian Natural Resources, Ltd.	41,588	1,879
Halliburton Co.	41,737	2,860

Personal Credit Institutions (3.1%)
SLM Corp. †	111,213	$5,965
Petroleum Refining (3.1%)
Exxon Mobil Corp.	93,518	5,942
Pharmaceuticals (12.6%)
Amgen, Inc. ‡	65,285	5,201
Amylin Pharmaceuticals, Inc. † ‡	32,938	1,146
Genentech, Inc. ‡	139,075	11,712
Genzyme Corp. ‡	39,820	2,853
Johnson & Johnson	56,194	3,556
Railroads (2.2%)
Burlington Northern Santa Fe Corp.	46,559	2,784
Union Pacific Corp.	20,886	1,498
Real Estate (0.6%)
St. Joe Co. (The)	19,876	1,241
Residential Building Construction (2.0%)
Lennar Corp.-Class A †	48,697	2,910
Toll Brothers, Inc. † ‡	22,528	1,006
Restaurants (3.1%)
Starbucks Corp. ‡	40,977	2,053
Yum! Brands, Inc.	83,235	4,029
Security & Commodity Brokers (4.1%)
Chicago Mercantile Exchange	13,028	4,394
Goldman Sachs Group, Inc. (The)	6,265	762
Lehman Brothers Holdings, Inc. †	23,384	2,724
Variety Stores (1.7%)
Target Corp.	65,489	3,401
Total Common Stocks (cost: $139,055)		178,520

	Principal	Value
SHORT-TERM OBLIGATIONS (9.9%)
Repurchase Agreements (9.9%)
Investors Bank & Trust Co. 2.75%, Repurchase Agreement dated 09/30/2005 to be repurchased at $19,189 on 10/03/2005 ^	$19,185	$19,185
Total Short-Term Obligations (cost: $19,185)		19,185

SECURITY LENDING COLLATERAL (9.2%)
Debt (7.6%)
Bank Notes (0.5%)
Bank of America
3.77%, due 10/18/2005 *	171	171
3.77%, due 11/28/2005 *	200	200
3.81%, due 08/10/2006 *	197	197
Bear Stearns & Co.
4.07%, due 12/06/2005 *	86	86
4.07%, due 03/07/2006 *	257	257
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	86	86
Certificates Of Deposit (0.5%)
Barclays
3.70%, due 01/17/2006 *	386	386
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	93	93
3.99%, due 05/18/2006 *	214	214
Rabobank Nederland
3.94%, due 05/31/2006 *	214	214

Commercial Paper (1.1%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$170	$170
Grampian Funding LLC-144A
3.76%, due 10/13/2005	42	42
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	179	179
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	129	129
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	557	557
4.01%, due 12/09/2005 *	540	540
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	190	190
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	127	127
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	86	86
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	170	170
Euro Dollar Overnight (1.1%)
Barclays
3.62%, due 10/03/2005	257	257
Fortis Bank
3.81%, due 10/07/2005	171	171
Societe Generale
3.78%, due 10/03/2005	343	343
3.80%, due 10/04/2005	214	214
Svenska Handlesbanken
3.88%, due 10/03/2005	645	645
Wells Fargo
3.75%, due 10/07/2005	428	428
Euro Dollar Terms (2.0%)
Bank of Nova Scotia
3.66%, due 10/11/2005	577	577
3.77%, due 10/31/2005	343	343
Barclays
3.70%, due 10/14/2005	129	129
Branch Banker &Trust
3.84%, due 11/22/2005	428	428
Citigroup
3.87%, due 12/21/2005	428	428
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	428	428
Harris Trust & Savings Bank
3.75%, due 10/21/2005	681	681
Royal Bank of Canada
3.83%, due 11/22/2005	428	428
Royal Bank of Scotland
3.76%, due 11/01/2005	471	471
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	34	34
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $956 on 10/03/2005	956	956
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $2,051 on 10/03/2005	2,050	2,050
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $20 on 10/03/2005	20	20
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $1,314 on 10/03/2005	1,314	1,314
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $284 on 10/03/2005	284	284

	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American Beacon Funds
1-day yield of 3.68%	171,330	$171
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	1,305,170	1,305
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	226,984	227
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	1,487,403	1,487
Total Security Lending Collateral (cost: $17,913)		17,913

Total Investment Securities (cost: $176,153)		$215,618

SUMMARY:
Investments, at value	110.9%	$215,618
Liabilities in excess of other assets	(10.9)%	(21,218)
Net assets	100.0%	$194,400

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $17,433.
‡	No dividends were paid during the preceding twelve months.
^

At September 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates 5.19% - 6.50% and 04/25/2028 - 08/01/2034, respectively, and with a market value plus accrued interest of $20,145.

*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $4,716, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $1,093 or .6% of the net assets of the Fund.

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (2.5%)
Goodrich Corp.	92,000	$4,079
Lockheed Martin Corp.	111,000	6,775
Northrop Grumman Corp.	183,000	9,946
Apparel & Accessory Stores (1.5%)
American Eagle Outfitters	242,000	5,694
Nordstrom, Inc.	205,000	7,036
Automotive (0.6%)
Ford Motor Co. †	508,000	5,009
Chemicals & Allied Products (1.9%)
Eastman Chemical Co.	168,000	7,891
Monsanto Co.	118,000	7,404
Commercial Banks (2.9%)
Bank of America Corp.	210,000	8,841
Citigroup, Inc.	323,000	14,703
Communication (1.6%)
Viacom, Inc.-Class B	391,000	12,907
Communications Equipment (1.8%)
Motorola, Inc.	432,000	9,543
Scientific-Atlanta, Inc.	132,000	4,951
Computer & Data Processing Services (6.2%)
Autodesk, Inc.	155,000	7,198
BMC Software, Inc. ‡	349,000	7,364
Checkfree Corp. ‡	72,000	2,723
Computer Sciences Corp. ‡	123,000	5,819
Compuware Corp. ‡	232,000	2,204
McAfee, Inc. ‡	242,000	7,604
NCR Corp. ‡	163,000	5,201
Oracle Corp. ‡	524,000	6,492
Sabre Holdings Corp. †	237,000	4,806
Sybase, Inc. ‡	70,000	1,639
Computer & Office Equipment (3.5%)
Apple Computer, Inc. ‡	157,000	8,417
EMC Corp. ‡	62,000	802
Hewlett-Packard Co.	671,000	19,593
Department Stores (2.2%)
Federated Department Stores, Inc.	154,000	10,298
JC Penney Co., Inc.	171,000	8,109
Electric Services (2.9%)
American Electric Power Co., Inc.	236,000	9,369
CMS Energy Corp. † ‡	236,000	3,882
Edison International	223,000	10,543
Electronic Components & Accessories (1.0%)
QLogic Corp. ‡	190,000	6,498
Solectron Corp. ‡	493,000	1,928
Food & Kindred Products (1.4%)
Archer-Daniels-Midland Co.	300,000	7,398
Tyson Foods, Inc.-Class A	210,000	3,790

Gas Production & Distribution (0.8%)
Dynegy, Inc.-Class A † ‡	90,000	$424
Williams Cos., Inc. (The)	234,000	5,862
Health Services (1.8%)
Caremark Rx, Inc. ‡	184,000	9,187
HCA, Inc.	124,000	5,942
Instruments & Related Products (1.2%)
Agilent Technologies, Inc. ‡	106,000	3,471
Raytheon Co.	23,000	874
Rockwell Automation, Inc.	111,000	5,872
Insurance (14.5%)
Aetna, Inc.	107,000	9,217
Allstate Corp. (The)	235,000	12,993
Chubb Corp.	110,000	9,850
Cigna Corp.	88,000	10,372
Cincinnati Financial Corp.	102,000	4,273
Loews Corp.	96,000	8,871
MGIC Investment Corp. †	69,000	4,430
PMI Group, Inc. (The)	102,000	4,067
Principal Financial Group	205,000	9,711
Progressive Corp. (The)	80,000	8,382
SAFECO Corp.	157,000	8,381
St. Paul Travelers Cos., Inc. (The)	152,000	6,820
UnumProvident Corp. †	427,000	8,753
W.R. Berkley Corp.	60,000	2,369
WellPoint, Inc. ‡	133,000	10,084
Insurance Agents, Brokers & Service (2.9%)
AON Corp.	154,000	4,940
Hartford Financial Services Group, Inc. (The)	134,000	10,341
Humana, Inc. ‡	171,000	8,187
Iron & Steel Foundries (0.2%)
Precision Castparts Corp.	30,000	1,593
Life Insurance (3.6%)
Lincoln National Corp.	156,000	8,115
Metlife, Inc.	213,000	10,614
Prudential Financial, Inc.	157,000	10,607
Medical Instruments & Supplies (0.5%)
Becton Dickinson & Co.	71,000	3,723
Metal Mining (1.1%)
Phelps Dodge Corp.	72,000	9,355
Mortgage Bankers & Brokers (1.1%)
Countrywide Financial Corp.	282,000	9,300
Oil & Gas Extraction (8.4%)
Anadarko Petroleum Corp.	117,000	11,203
Apache Corp.	117,000	8,801
Burlington Resources, Inc.	157,000	12,767
Devon Energy Corp.	192,000	13,179
Kerr-McGee Corp.	108,000	10,488
Occidental Petroleum Corp.	148,000	12,644
Paper & Allied Products (0.4%)
MeadWestvaco Corp.	114,000	3,149
Petroleum Refining (16.0%)
Amerada Hess Corp. †	72,000	9,900
Chevron Corp.	101,369	6,562
ConocoPhillips	299,000	20,903
Exxon Mobil Corp.	932,000	59,219
Marathon Oil Corp.	175,000	12,063
Sunoco, Inc.	114,000	8,915
Tesoro Corp.	13,000	874
Valero Energy Corp.	110,000	12,437

Pharmaceuticals (8.1%)
AmerisourceBergen Corp.	117,000	$9,044
Invitrogen Corp. ‡	97,000	7,297
Merck & Co., Inc.	498,000	13,551
Pfizer, Inc.	1,288,000	32,161
Watson Pharmaceuticals, Inc. ‡	110,000	4,027
Primary Metal Industries (1.0%)
Nucor Corp. †	141,000	8,318
Radio, Television & Computer Stores (0.9%)
Circuit City Stores, Inc.	423,000	7,259
Residential Building Construction (1.2%)
Lennar Corp.-Class A †	117,000	6,992
Ryland Group, Inc.	42,000	2,874
Retail Trade (0.4%)
Tiffany & Co.	88,000	3,500
Savings Institutions (1.4%)
Washington Mutual, Inc. †	286,000	11,217
Security & Commodity Brokers (3.2%)
AG Edwards, Inc.	100,000	4,381
Bear Stearns Cos. Inc. (The)	82,000	8,999
Lehman Brothers Holdings, Inc. †	108,000	12,580
Stone, Clay & Glass Products (0.1%)
Owens-IIlinois, Inc. ‡	40,000	825
Trucking & Warehousing (0.3%)
CNF, Inc.	49,000	2,573
Total Common Stocks (cost: $665,108)		812,138

	Principal	Value
SECURITY LENDING COLLATERAL (6.4%)
Debt (5.3%)
Bank Notes (0.4%)
Bank of America
3.77%, due 10/18/2005 *	$500	$500
3.77%, due 11/28/2005 *	583	583
3.81%, due 08/10/2006 *	576	576
Bear Stearns & Co.
4.07%, due 12/06/2005 *	250	250
4.07%, due 03/07/2006 *	751	751
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	250	250
Certificates Of Deposit (0.3%)
Barclays
3.70%, due 01/17/2006 *	1,126	1,126
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	272	272
3.99%, due 05/18/2006 *	626	626
Rabobank Nederland
3.94%, due 05/31/2006 *	626	626
Commercial Paper (0.8%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	497	497
Grampian Funding LLC-144A
3.76%, due 10/13/2005	122	122
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	522	522
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	375	375
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,626	1,626
4.01%, due 12/09/2005 *	1,576	1,576
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	554	554
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	372	372
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	250	250
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	497	497

Euro Dollar Overnight (0.7%)
Barclays
3.62%, due 10/03/2005	$751	$751
Fortis Bank
3.81%, due 10/07/2005	501	501
Societe Generale
3.78%, due 10/03/2005	1,001	1,001
3.80%, due 10/04/2005	626	626
Svenska Handlesbanken
3.88%, due 10/03/2005	1,885	1,885
Wells Fargo
3.75%, due 10/07/2005	1,251	1,251
Euro Dollar Terms (1.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,687	1,687
3.77%, due 10/31/2005	1,001	1,001
Barclays
3.70%, due 10/14/2005	375	375
Branch Banker &Trust
3.84%, due 11/22/2005	1,251	1,251
Citigroup
3.87%, due 12/21/2005	1,251	1,251
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,251	1,251
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,989	1,989
Royal Bank of Canada
3.83%, due 11/22/2005	1,251	1,251
Royal Bank of Scotland
3.76%, due 11/01/2005	1,376	1,376
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	100	100
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,793 on 10/03/2005	2,792	2,792
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $5,990 on 10/03/2005	5,988	5,988
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $57 on 10/03/2005	57	57
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,839 on 10/03/2005	3,838	3,838
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $829 on 10/03/2005	829	829

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 3.68%	500,423	$500
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	3,812,170	3,812
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	662,980	663
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	4,344,443	4,344
Total Security Lending Collateral (cost: $52,321)		52,321

Total Investment Securities (cost: $717,429)		$864,459

SUMMARY:
Investments, at value	105.5%	$864,459
Liabilities in excess of other assets	(5.5)%	(45,328)
Net assets	100.0%	$819,131

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $50,440.
‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $13,774, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $3,189 or .4% of the net assets of the Fund.

MFS High Yield

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
Republic of Brazil
8.00%, due 01/15/2018	$1,298	$1,375
8.88%, due 10/14/2019	374	406
Republic of Panama
9.38%, due 04/01/2029	329	418
Russian Federation
12.75%, due 06/24/2028 ~	726	1,368
Total Foreign Government Obligations (cost: $3,207)		3,567

MORTGAGE-BACKED SECURITIES (1.7%)
Arcap REIT, Inc.-144A
6.10%, due 09/21/2045	1,515	1,424
Asset Securitization Corp.
8.29%, due 11/13/2029 *	3,570	3,884
Commercial Mortgage Acceptance Corp.-144A
5.44%, due 09/15/2030 *	230	230
CS First Boston Mortgage Securities Corp.-144A
6.75%, due 11/11/2030	1,115	1,202
First Union National Bank Commercial Mortgage
6.75%, due 10/15/2032	1,305	1,362
GMAC Commercial Mortgage Securities, Inc.-144A
7.91%, due 04/15/2034 *	1,278	1,380
Morgan Stanley Capital I-144A
1.54%, due 04/28/2039 *	10,481	729
Total Mortgage-Backed Securities (cost: $9,388)		10,211

ASSET-BACKED SECURITIES (0.3%)
Crest, Ltd.
7.00%, due 01/28/2040	1,422	1,359
Falcon Franchise Loan LLC-144A
4.11%, due 01/05/2025 * (a)	4,108	691
Total Asset-Backed Securities (cost: $2,048)		2,050

CORPORATE DEBT SECURITIES (89.5%)
Aerospace (0.3%)
Argo-Tech Corp.
9.25%, due 06/01/2011	1,160	1,230
BE Aerospace, Inc.
8.88%, due 05/01/2011	400	420
Agriculture (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,405	1,435
Air Transportation (0.7%)
CHC Helicopter Corp.
7.38%, due 05/01/2014	1,235	1,266
Continental Airlines, Inc.
6.90%, due 01/02/2017	613	525
6.75%, due 03/15/2017	525	454
6.80%, due 08/02/2018	948	820
7.57%, due 03/15/2020	1,638	1,424

Amusement & Recreation Services (2.2%)
Aztar Corp.
7.88%, due 06/15/2014	$1,450	$1,515
Boyd Gaming Corp.
6.75%, due 04/15/2014 †	2,610	2,620
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	745	815
8.13%, due 05/15/2011	3,285	3,659
MGM Mirage
5.88%, due 02/27/2014	2,270	2,156
Penn National Gaming, Inc.
6.75%, due 03/01/2015	335	328
Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012	250	250
Six Flags, Inc.
9.75%, due 04/15/2013 †	2,070	2,039
Apparel Products (0.5%)
Levi Strauss & Co.
12.25%, due 12/15/2012	1,355	1,497
9.75%, due 01/15/2015	1,010	1,030
Quiksilver, Inc.-144A
6.88%, due 04/15/2015	410	394
Automotive (3.3%)
Delphi Corp.
6.50%, due 08/15/2013 †	2,430	1,628
General Motors Acceptance Corp.
6.13%, due 01/22/2008	995	961
5.85%, due 01/14/2009 †	1,860	1,732
6.75%, due 12/01/2014 †	5,620	4,889
General Motors Corp.
8.38%, due 07/15/2033 †	3,520	2,746
Lear Corp.
8.11%, due 05/15/2009	1,750	1,740
Lear Corp., Series B
5.75%, due 08/01/2014 †	1,395	1,165
Metaldyne Corp.-144A
11.00%, due 11/01/2013 †	2,620	2,279
Navistar International Corp.
7.50%, due 06/15/2011	2,990	3,020
Business Credit Institutions (0.5%)
eircom Funding
8.25%, due 08/15/2013	730	792
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011 †	2,145	2,043
Business Services (2.4%)
Amsted Industries, Inc.-144A
10.25%, due 10/15/2011 ~	2,030	2,213
Iron Mountain, Inc.
8.63%, due 04/01/2013	335	351
7.75%, due 01/15/2015	1,440	1,462
6.63%, due 01/01/2016	1,150	1,081
KI Holdings, Inc.
0.00%, due 11/15/2014 (b)	2,629	1,794

Lamar Media Corp.
7.25%, due 01/01/2013	$1,155	$1,207
Lamar Media Corp.-144A
6.63%, due 08/15/2015	445	453
Samsonite Corp.
8.88%, due 06/01/2011	1,825	1,939
Transdigm, Inc.
8.38%, due 07/15/2011	1,580	1,655
United Rentals North America, Inc.
6.50%, due 02/15/2012	1,270	1,226
7.75%, due 11/15/2013 †	1,265	1,221
Chemicals & Allied Products (4.9%)
Arco Chemical Co.
9.80%, due 02/01/2020	1,445	1,631
Church & Dwight Co., Inc.
6.00%, due 12/15/2012	1,910	1,862
Equistar Chemicals, LP/Equistar Funding Corp.
10.63%, due 05/01/2011	1,110	1,210
Huntsman International LLC
10.13%, due 07/01/2009	1,768	1,819
Huntsman International LLC-144A
7.38%, due 01/01/2015 †	1,850	1,771
IMC Global, Inc.
10.88%, due 08/01/2013	955	1,127
JohnsonDiversey Holdings, Inc.
0.00%, due 05/15/2013 (c)	4,425	3,274
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	2,245	2,239
Kronos International, Inc.
8.88%, due 06/30/2009	100	127
Lyondell Chemical Co.
9.50%, due 12/15/2008	1,200	1,257
11.13%, due 07/15/2012	1,985	2,213
Nalco Co.
7.75%, due 11/15/2011	675	690
8.88%, due 11/15/2013	960	985
NOVA Chemicals Corp.
6.50%, due 01/15/2012	1,780	1,729
Resolution Performance Products, Inc.
13.50%, due 11/15/2010	1,150	1,222
Revlon Consumer Products Corp.
9.50%, due 04/01/2011 †	1,955	1,843
Rhodia SA
8.88%, due 06/01/2011 †	3,400	3,213
Rockwood Specialties Group, Inc.
10.63%, due 05/15/2011	962	1,049
Rockwood Specialties Group, Inc.-144A
7.50%, due 11/15/2014	800	776
Sterling Chemicals, Inc.
0.00%, due 08/15/2006	40	—	☐
0.00%, due 04/01/2007	50	—	☐
Communication (5.6%)
American Tower Corp.
7.13%, due 10/15/2012	1,320	1,386
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012	1,430	1,387

CCH I Holdings LLC, Series A1
9.92%, due 04/01/2014 †	$1,234	$925
11.00%, due 10/01/2015 †	5,702	5,531
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, due 11/15/2013	950	938
Charter Communications Holdings, Inc.
8.63%, due 04/01/2009 †	2,431	2,066
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. -144A
8.38%, due 04/30/2014	930	935
CSC Holdings, Inc.
8.13%, due 07/15/2009	750	756
8.13%, due 08/15/2009	2,140	2,156
CSC Holdings, Inc.-144A
7.00%, due 04/15/2012	1,650	1,559
Echostar DBS Corp.
6.38%, due 10/01/2011	4,250	4,213
Frontiervision Holdings, LP
11.00%, due 10/15/2006	1,730	2,353
11.88%, due 09/15/2007	505	646
Frontiervision Holdings, LP, Series B
11.88%, due 09/15/2007	725	928
Intelsat Bermuda, Ltd.-144A
8.63%, due 01/15/2015	1,905	1,943
MediaCom LLC / Capital Corp.
9.50%, due 01/15/2013 †	1,900	1,886
PanAmSat Holding Corp.
0.00%, due 11/01/2014 (d)	4,400	3,036
Rogers Cable, Inc.
8.75%, due 05/01/2032	1,185	1,354
Videotron Ltee-144A
6.38%, due 12/15/2015	355	352
Communications Equipment (2.1%)
American Towers, Inc.
7.25%, due 12/01/2011	1,185	1,259
Innova S. de R.L.
9.38%, due 09/19/2013	1,650	1,873
L-3 Communications Corp.
6.13%, due 01/15/2014	1,835	1,817
5.88%, due 01/15/2015	1,500	1,451
Lucent Technologies, Inc.
5.50%, due 11/15/2008 †	1,210	1,201
6.45%, due 03/15/2029	830	726
Nortel Networks Corp.
6.88%, due 09/01/2023	1,040	967
Northern Telecom Capital
7.88%, due 06/15/2026	645	632
Pliant Corp, (PIK).-144A
11.63%, due 06/15/2009	204	216
Pliant Corp.
13.00%, due 06/01/2010 †	1,595	758
Zeus Special Subsidiary, Ltd.-144A
0.00%, due 02/01/2015 (e)	2,485	1,640
Computer & Data Processing Services (0.2%)
GTECH Holdings Corp.
5.25%, due 12/01/2014	1,465	1,269

Computer & Office Equipment (0.2%)
Scientific Games Corp.
6.25%, due 12/15/2012	$1,185	$1,179
Construction (0.8%)
Integrated Electrical Services, Inc.
9.38%, due 02/01/2009 †	1,670	1,369
WCI Communities, Inc.
7.88%, due 10/01/2013	2,750	2,716
6.63%, due 03/15/2015	960	869
Department Stores (0.7%)
Dollar General Corp.
8.63%, due 06/15/2010	2,055	2,309
J.C. Penney Co., Inc.
8.00%, due 03/01/2010	1,610	1,759
Drug Stores & Proprietary Stores (0.3%)
Rite Aid Corp.
8.13%, due 05/01/2010	1,830	1,867
Electric Services (7.1%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	3,620	3,964
9.00%, due 05/15/2015	1,270	1,394
Allegheny Energy Supply Co. LLC-144A
8.25%, due 04/15/2012	2,045	2,301
Calpine Canada Energy Finance
8.50%, due 05/01/2008 †	1,530	914
CMS Energy Corp.
8.50%, due 04/15/2011	2,330	2,592
Empresa Nacional de Electricidad SA
8.35%, due 08/01/2013	514	585
Enersis SA, Note
7.38%, due 01/15/2014	1,717	1,814
FirstEnergy Corp.
6.45%, due 11/15/2011	2,575	2,742
Midwest Generation LLC
8.75%, due 05/01/2034	3,190	3,553
Mission Energy Holding Co.
13.50%, due 07/15/2008	1,275	1,501
Nevada Power Co.
6.50%, due 04/15/2012	415	431
Nevada Power Co., Series L
5.88%, due 01/15/2015	1,140	1,124
NRG Energy, Inc.
8.00%, due 12/15/2013	2,835	3,019
PSEG Energy Holdings LLC
7.75%, due 04/16/2007	2,035	2,081
8.63%, due 02/15/2008	705	737
Reliant Energy, Inc.
9.25%, due 07/15/2010	1,400	1,519
9.50%, due 07/15/2013	225	249
6.75%, due 12/15/2014	340	334
Sierra Pacific Power Co.
6.25%, due 04/15/2012	980	997
Sierra Pacific Resources
8.63%, due 03/15/2014	1,280	1,411
TECO Energy, Inc.
7.00%, due 05/01/2012	1,710	1,804

Tenaska Alabama Partners, LP-144A
7.00%, due 06/30/2021	$819	$829
Texas Genco LLC/Texas Genco Financing Corp.-144A
6.88%, due 12/15/2014	1,810	1,842
TXU Corp., Series P
5.55%, due 11/15/2014	5,525	5,245
Electric, Gas & Sanitary Services (0.3%)
NorthWestern Corp.
5.88%, due 11/01/2014	1,885	1,904
Electronic Components & Accessories (0.6%)
Flextronics International, Ltd.
6.50%, due 05/15/2013	3,245	3,310
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
8.00%, due 12/15/2014 †	245	225
Environmental Services (0.5%)
Allied Waste North America, Inc.
6.50%, due 11/15/2010 †	3,105	3,016
Food & Kindred Products (1.2%)
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc.
9.75%, due 07/15/2012	2,145	2,402
Hercules, Inc.
6.75%, due 10/15/2029	1,870	1,833
Smithfield Foods, Inc.
7.00%, due 08/01/2011	2,020	2,060
United Biscuits Finance PLC
10.63%, due 04/15/2011	900	1,172
Gas Production & Distribution (3.6%)
ANR Pipeline Co.
9.63%, due 11/01/2021	1,950	2,402
Dynegy Holdings, Inc.-144A
9.88%, due 07/15/2010	1,405	1,531
10.13%, due 07/15/2013	375	418
El Paso Corp.
7.00%, due 05/15/2011	3,785	3,776
El Paso Natural Gas Co.
7.63%, due 08/01/2010	2,760	2,870
EL Paso Production Holding Co.
7.75%, due 06/01/2013	2,970	3,104
Gaz Capital for Gazprom-144A
8.63%, due 04/28/2034	1,700	2,235
Morgan Stanley Bank AG for OAO Gazprom -144A
9.63%, due 03/01/2013	920	1,142
Pacific Energy Partners, LP / Pacific Energy Finance Corp.-144A
6.25%, due 09/15/2015	760	762
Transcontinental Gas Pipe Line Corp., Series B
7.00%, due 08/15/2011	1,215	1,291
Williams Cos., Inc.
7.13%, due 09/01/2011	1,658	1,737
7.75%, due 06/15/2031	610	660
Health Services (4.3%)
Davita Inc.
6.63%, due 03/15/2013	1,140	1,154
7.25%, due 03/15/2015 †	1,330	1,348

Extendicare Health Services, Inc.
6.88%, due 05/01/2014	$1,955	$1,926
Eye Care Centers of America-144A
10.75%, due 02/15/2015 †	995	935
HCA, Inc.
7.88%, due 02/01/2011	3,630	3,891
6.38%, due 01/15/2015	6,590	6,520
Healthsouth Corp.
7.63%, due 06/01/2012 †	1,660	1,552
LifeCare Holdings, Inc.-144A
9.25%, due 08/15/2013 †	1,675	1,440
Psychiatric Solutions, Inc.-144A
7.75%, due 07/15/2015	250	258
Select Medical Corp.
7.63%, due 02/01/2015	1,905	1,824
Tenet Healthcare Corp.
9.88%, due 07/01/2014	1,840	1,923
Tenet Healthcare Corp.-144A
9.25%, due 02/01/2015	1,730	1,747
Triad Hospitals, Inc.
7.00%, due 11/15/2013	1,770	1,792
Holding & Other Investment Offices (0.3%)
Acco Brands Corp. -144A
7.63%, due 08/15/2015	780	772
Hellas Telecom III
8.50%, due 10/15/2013	150	181
Nell AF Sarl, Senior Note-144A
8.38%, due 08/15/2015 ~ †	785	767
Hotels & Other Lodging Places (3.6%)
Host Marriott, LP
7.13%, due 11/01/2013	2,395	2,446
Host Marriott, LP REIT
6.38%, due 03/15/2015	1,880	1,824
Intrawest Corp.
7.50%, due 10/15/2013	580	594
Mandalay Resort Group
9.38%, due 02/15/2010	1,650	1,819
MGM Mirage
8.50%, due 09/15/2010	765	832
8.38%, due 02/01/2011	3,630	3,902
Pinnacle Entertainment, Inc.
8.75%, due 10/01/2013 †	2,630	2,709
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	4,160	4,534
Station Casinos, Inc.
6.50%, due 02/01/2014	1,240	1,240
Station Casinos, Inc.-144A
6.88%, due 03/01/2016	150	152
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	1,830	1,750
Industrial Machinery & Equipment (1.4%)
Case Corp.
7.25%, due 01/15/2016	635	610
Case New Holland, Inc.
9.25%, due 08/01/2011	2,270	2,401
Intermet Corp.
9.75%, due 06/15/2009 †	1,185	397
JLG Industries, Inc.
8.25%, due 05/01/2008	2,065	2,179
Terex Corp.
10.38%, due 04/01/2011	2,865	3,066

Instruments & Related Products (2.1%)
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%, due 03/15/2013	$822	$897
DirecTV Holdings LLC-144A
6.38%, due 06/15/2015	1,320	1,310
Fisher Scientific International, Inc.
6.75%, due 08/15/2014	405	424
Fisher Scientific International, Inc.-144A
6.13%, due 07/01/2015	1,915	1,920
Safilo Capital International SA-144A
9.63%, due 05/15/2013	2,855	3,889
Xerox Corp.
7.63%, due 06/15/2013	4,370	4,643
Insurance (0.2%)
Axis Capital Holdings, Ltd.
5.75%, due 12/01/2014	1,290	1,280
Insurance Agents, Brokers & Service (0.2%)
Marsh & McLennan Cos., Inc.
5.75%, due 09/15/2015	1,023	1,012
Lumber & Other Building Materials (0.2%)
Nortek, Inc.
8.50%, due 09/01/2014	1,265	1,164
Management Services (0.3%)
US Oncology, Inc.
10.75%, due 08/15/2014	1,630	1,826
Manufacturing Industries (0.2%)
Bombardier Recreational Products, Inc.
8.38%, due 12/15/2013	1,325	1,388
Medical Instruments & Supplies (0.3%)
CDRV Investors, Inc.
0.00%, due 01/01/2015 (f)	3,180	1,813
Metal Cans & Shipping Containers (0.5%)
Crown European Holdings SA
10.88%, due 03/01/2013	2,530	2,935
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.
6.88%, due 02/01/2014	2,170	2,148
Mining (0.4%)
Peabody Energy Corp.
5.88%, due 04/15/2016	2,530	2,514
Mortgage Bankers & Brokers (2.0%)
Affinia Group, Inc.-144A
9.00%, due 11/30/2014	1,825	1,423
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, due 12/15/2013	2,885	2,972
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	1,128	1,255
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A
0.00%, due 10/01/2014 (g)	1,302	924
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B
0.00%, due 10/01/2014 (h)	2,646	1,852
Da-Lite Screen Co., Inc.
9.50%, due 05/15/2011	1,630	1,720
Milacron Escrow Corp.
11.50%, due 05/15/2011	2,395	2,347

Motion Pictures (0.9%)
AMC Entertainment, Inc.
9.50%, due 02/01/2011	$1,261	$1,198
Loews Cineplex Entertainment Corp.
9.00%, due 08/01/2014	1,950	1,896
Marquee, Inc., Series B
8.63%, due 08/15/2012	2,400	2,412
Motor Vehicles, Parts & Supplies (0.4%)
TRW Automotive, Inc.
9.38%, due 02/15/2013	1,306	1,417
11.00%, due 02/15/2013	781	881
Oil & Gas Extraction (3.4%)
Belden & Blake Corp.
8.75%, due 07/15/2012	1,340	1,400
Chesapeake Energy Corp.
7.00%, due 08/15/2014	2,312	2,428
6.38%, due 06/15/2015	1,285	1,291
6.88%, due 01/15/2016	1,845	1,891
Clayton Williams Energy, Inc.-144A
7.75%, due 08/01/2013	1,115	1,090
Colorado Interstate Gas Co.-144A
5.95%, due 03/15/2015	705	684
Encore Acquisition Co.
6.25%, due 04/15/2014	60	60
Encore Acquisition Co.-144A
6.00%, due 07/15/2015	700	682
Hanover Compressor Co.
9.00%, due 06/01/2014	1,720	1,911
Kerr-McGee Corp.
6.95%, due 07/01/2024	1,905	1,974
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.-144A
6.88%, due 11/01/2014	1,280	1,267
Newfield Exploration Co.
6.63%, due 09/01/2014	1,240	1,290
Petroleum Geo-Services ASA
10.00%, due 11/05/2010	1,830	2,050
Plains Exploration & Production Co.
7.13%, due 06/15/2014	1,760	1,852
Pogo Producing Co.-144A
6.88%, due 10/01/2017	655	664
Paper & Allied Products (3.3%)
Abitibi-Consolidated, Inc.
8.55%, due 08/01/2010 †	3,645	3,709
7.75%, due 06/15/2011	875	862
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	1,745	1,771
Corp. Durango SA de CV
13.13%, due 08/01/2006 †	138	—	☐
13.50%, due 08/01/2008	73	—	☐
Corp. Durango SA de CV-144A
13.75%, due 07/15/2009	2,689	—	☐

Georgia-Pacific Corp.
9.38%, due 02/01/2013	$4,615	$5,146
7.75%, due 11/15/2029	1,920	2,059
Graphic Packaging International Corp.
9.50%, due 08/15/2013	2,680	2,519
Norske Skog Canada, Ltd.
8.63%, due 06/15/2011	1,740	1,749
7.38%, due 03/01/2014	1,110	1,054
Stone Container Finance
7.38%, due 07/15/2014	1,270	1,130
Paper & Paper Products (0.8%)
Jefferson Smurfit Group PLC, (PIK) -144A
11.50%, due 10/01/2015	2,563	2,719
MDP Acquisitions PLC
9.63%, due 10/01/2012	1,875	1,884
Paperboard Containers & Boxes (0.8%)
Greif, Inc.
8.88%, due 08/01/2012	1,760	1,888
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,790	1,683
Plastipak Holdings, Inc.
10.75%, due 09/01/2011	980	1,068
Personal Credit Institutions (0.5%)
Ford Motor Credit Co.
6.63%, due 06/16/2008	1,888	1,845
5.80%, due 01/12/2009	1,275	1,190
Personal Services (0.3%)
Service Corp. International/US-144A
7.00%, due 06/15/2017	1,945	1,964
Petroleum Refining (1.4%)
Amerada Hess Corp.
7.30%, due 08/15/2031	1,585	1,849
Citgo Petroleum Corp.
6.00%, due 10/15/2011	2,500	2,500
Enterprise Products Operating, LP
6.38%, due 02/01/2013	1,291	1,354
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	1,747	1,741
Premcor Refining Group (The), Inc.
7.50%, due 06/15/2015	770	824
Pharmaceuticals (0.7%)
Amerisourcebergen Corp.-144A
5.88%, due 09/15/2015	1,900	1,876
Warner Chilcott Corp.-144A
8.75%, due 02/01/2015	2,335	2,242
Primary Metal Industries (1.4%)
AK Steel Corp.
7.75%, due 06/15/2012 †	1,985	1,831
Century Aluminum Co.
7.50%, due 08/15/2014	2,175	2,240
Chaparral Steel Co.-144A
10.00%, due 07/15/2013	885	934
Texas Industries, Inc.-144A
7.25%, due 07/15/2013	1,270	1,321
Valmont Industries, Inc.
6.88%, due 05/01/2014	1,920	1,958

Printing & Publishing (2.0%)
Cenveo Corp.
9.63%, due 03/15/2012	$450	$483
Dex Media East LLC/Dex Media East Finance Co.
12.13%, due 11/15/2012	1,389	1,625
Dex Media, Inc.
0.00%, due 11/15/2013 (i)	5,650	4,449
Hollinger, Inc.-144A
12.88%, due 03/01/2011	346	378
Medianews Group, Inc.
6.88%, due 10/01/2013	1,795	1,782
Primedia, Inc.
8.88%, due 05/15/2011	1,410	1,477
8.00%, due 05/15/2013	1,765	1,778
Public Administration (0.1%)
Geo Group (The), Inc.
8.25%, due 07/15/2013	700	697
Radio & Television Broadcasting (1.9%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,463	2,445
Emmis Operating Co.
6.88%, due 05/15/2012	1,220	1,215
Granite Broadcasting Corp.
9.75%, due 12/01/2010 †	1,545	1,414
Lighthouse International Co. SA-144A
8.00%, due 04/30/2014	1,455	1,855
Paxson Communications Corp.
0.00%, due 01/15/2009 (j)	4,080	3,958
Sirius Satellite Radio, Inc. -144A
9.63%, due 08/01/2013 †	740	710
Radio, Television & Computer Stores (0.2%)
GSC Holdings Corp.-144A
8.00%, due 10/01/2012	1,045	1,040
Railroads (0.7%)
Grupo Transportacion Ferroviaria Mexicana SA de CV
12.50%, due 06/15/2012	1,440	1,670
Grupo Transportacion Ferroviaria Mexicana SA DE CV-144A
9.38%, due 05/01/2012	101	109
Kansas City Southern Railway, Co.
7.50%, due 06/15/2009	2,595	2,718
Residential Building Construction (1.1%)
Beazer Homes USA, Inc.-144A
6.88%, due 07/15/2015	2,030	1,969
DR Horton, Inc.
8.00%, due 02/01/2009	2,275	2,440
Technical Olympic USA, Inc.
9.00%, due 07/01/2010	670	693
7.50%, due 03/15/2011	445	417
7.50%, due 01/15/2015	1,270	1,149
Restaurants (0.3%)
Carrols Corp.-144A
9.00%, due 01/15/2013	1,830	1,857
Retail Trade (0.5%)
Amerigas Partners, LP-144A
7.25%, due 05/20/2015	1,370	1,432
Finlay Fine Jewelry Corp.
8.38%, due 06/01/2012	2,285	1,934

Rubber & Misc. Plastic Products (1.0%)
Cooper-Standard Automotive, Inc.
8.38%, due 12/15/2014	$2,125	$1,785
Goodyear Tire & Rubber Co. (The)-144A
9.00%, due 07/01/2015 †	3,090	3,044
NTK Holdings, Inc.
0.00%, due 03/01/2014 (k)	2,239	1,254
Security & Commodity Brokers (0.1%)
Refco Finance Holdings LLC
9.00%, due 08/01/2012	787	856
Shoe Stores (0.3%)
Payless Shoesource, Inc.
8.25%, due 08/01/2013 †	1,760	1,800
Social Services (0.2%)
Knowledge Learning Corp., Inc.-144A
7.75%, due 02/01/2015 ~	1,110	1,088
Stone, Clay & Glass Products (0.6%)
Owens-Brockway
8.88%, due 02/15/2009	1,215	1,276
8.25%, due 05/15/2013	680	707
Owens-Illinois, Inc.
7.80%, due 05/15/2018	1,854	1,863
Telecommunications (8.6%)
Alamosa Delaware, Inc.
12.00%, due 07/31/2009	1,432	1,586
AT&T Corp.
9.05%, due 11/15/2011	1,506	1,696
9.75%, due 11/15/2031	1,045	1,323
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%, due 06/15/2013	1,055	1,187
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 †	1,325	1,305
Citizens Communications Co.
9.25%, due 05/15/2011	3,384	3,714
6.25%, due 01/15/2013	550	528
9.00%, due 08/15/2031	615	623
Dobson Cellular Systems
9.88%, due 11/01/2012	520	569
Esprit Telecom Group PLC
10.88%, due 06/15/2008	15	—	☐
GCI, Inc.
7.25%, due 02/15/2014	1,250	1,209
Hawaiian Telcom Communications, Inc.-144A
9.75%, due 05/01/2013 †	1,180	1,204
12.50%, due 05/01/2015	290	293
IWO Holdings, Inc.
7.35%, due 01/15/2012 *	250	260
MCI, Inc.
6.91%, due 05/01/2007	1,520	1,531
7.69%, due 05/01/2009	1,350	1,401
Nextel Communications, Inc., Series F
5.95%, due 03/15/2014	8,805	9,013
Qwest Corp.
7.88%, due 09/01/2011	2,100	2,189
8.88%, due 03/15/2012	3,600	3,933

Qwest Services Corp.
13.50%, due 12/15/2010	$6,450	$7,385
Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014	2,340	2,352
7.50%, due 03/15/2015	1,595	1,719
Rural Cellular Corp.
9.88%, due 02/01/2010	1,840	1,932
Time Warner Telecom Holdings, Inc.
9.25%, due 02/15/2014 †	2,625	2,658
US Unwired, Inc.
10.00%, due 06/15/2012	1,420	1,633
WDAC Subsidiary Corp.-144A
8.38%, due 12/01/2014 †	1,350	1,306
Textile Mill Products (0.3%)
Interface, Inc.
10.38%, due 02/01/2010	1,550	1,674
Tobacco Products (0.5%)
Reynolds American, Inc.
7.25%, due 06/01/2012	1,695	1,737
RJ Reynolds Tobacco Holdings, Inc.-144A
7.30%, due 07/15/2015	1,400	1,432
Transportation Equipment (0.1%)
Westinghouse Air Brake Co.
6.88%, due 07/31/2013	645	662
Water Transportation (1.3%)
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	1,825	1,939
Royal Caribbean Cruises, Ltd.
6.88%, due 12/01/2013	3,795	3,937
Stena AB
9.63%, due 12/01/2012	645	700
7.00%, due 12/01/2016	1,533	1,418
Wholesale Trade Durable Goods (1.3%)
Buhrmann US, Inc.
7.88%, due 03/01/2015	1,820	1,829
Roundy’s, Inc.
8.88%, due 06/15/2012	2,390	2,641
Russel Metals, Inc.
6.38%, due 03/01/2014 †	1,975	1,926
Wesco Distribution, Inc.-144A
7.50%, due 10/15/2017 †	1,575	1,571
Total Corporate Debt Securities (cost: $543,663)		545,341

	Shares	Value
PREFERRED STOCKS (0.5%)
Automotive (0.4%)
General Motors Corp.-Class B	121,575	$2,101
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT	2,025	53
Printing & Publishing (0.0%)
Primedia, Inc.	1,400	141
Radio & Television Broadcasting (0.1%)
Paxson Communications Corp., (PIK) ‡	94	639
Telecommunications (0.0%)
PTV, Inc.	2	—	☐
Total Preferred Stocks (cost: $3,061)		2,934

COMMON STOCKS (0.9%)
Automotive (0.3%)
Hayes Lemmerz International, Inc. ‡	80,000	$—	☐
Magna International, Inc.-Class A †	27,400	2,051
Chemicals & Allied Products (0.0%)
Sterling Chemicals , Inc. Warrants, Expires 12/31/2009 ‡	8	—	☐
Sterling Chemicals, Inc. ‡	7	—	☐
Communication (0.0%)
XM Satellite Radio Holdings, Inc. Warrants, Expires 3/15/2010 ‡	65	5
Communications Equipment (0.0%)
Pliant Corp. Warrants, Expires 6/1/2010-144A ~ ‡	40	—	☐
Fabricated Metal Products (0.0%)
Oxford Automotive, Inc. ‡	21	—	☐
Holding & Other Investment Offices (0.3%)
Telewest Global, Inc. ‡	70,240	1,612
Industrial Machinery & Equipment (0.0%)
Thermadyne Holdings Corp.-Class B Warrants, Expires 5/23/2006 ‡	169	—	☐
Paper & Paper Products (0.0%)
Corp. Durango SA de CV-Class B ~ ‡	98,966	69
Pharmaceuticals (0.2%)
Merck & Co., Inc.	40,100	1,091
Printing & Publishing (0.0%)
GT Group Telecom, Inc. Warrants, Expires 2/1/2010-144A ‡	200	—	☐
Telecommunications (0.1%)
Completel Europe NV ‡	21	1
NTL, Inc. ‡	4,267	285
Versatel Telecom International NV ‡	972	3
Vodafone Group PLC, ADR	23,996	623
Total Common Stocks (cost: $5,238)		5,740

	Principal	Value
SECURITY LENDING COLLATERAL (11.0%)
Debt (9.0%)
Bank Notes (0.6%)
Bank of America
3.77%, due 10/18/2005 *	$643	$643
3.77%, due 11/28/2005 *	749	749
3.81%, due 08/10/2006 *	739	739
Bear Stearns & Co.
4.07%, due 12/06/2005 *	321	321
4.07%, due 03/07/2006 *	964	964
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	321	321
Certificates Of Deposit (0.6%)
Barclays
3.70%, due 01/17/2006 *	1,446	1,446
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	350	350
3.99%, due 05/18/2006 *	803	803
Rabobank Nederland
3.94%, due 05/31/2006 *	803	803
Commercial Paper (1.3%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	639	639
Grampian Funding LLC-144A
3.76%, due 10/13/2005	157	157

Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	$670	$670
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	482	482
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	2,088	2,088
4.01%, due 12/09/2005 *	2,024	2,024
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	712	712
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	478	478
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	321	321
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	638	638
Euro Dollar Overnight (1.3%)
Barclays
3.62%, due 10/03/2005	964	964
Fortis Bank
3.81%, due 10/07/2005	642	642
Societe Generale
3.78%, due 10/03/2005	1,285	1,285
3.80%, due 10/04/2005	803	803
Svenska Handlesbanken
3.88%, due 10/03/2005	2,420	2,420
Wells Fargo
3.75%, due 10/07/2005	1,606	1,606
Euro Dollar Terms (2.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	2,166	2,166
3.77%, due 10/31/2005	1,285	1,285
Barclays
3.70%, due 10/14/2005	482	482
Branch Banker &Trust
3.84%, due 11/22/2005	1,606	1,606
Citigroup
3.87%, due 12/21/2005	1,606	1,606
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,607	1,607
Harris Trust & Savings Bank
3.75%, due 10/21/2005	2,554	2,554
Royal Bank of Canada
3.83%, due 11/22/2005	1,607	1,607
Royal Bank of Scotland
3.76%, due 11/01/2005	1,767	1,767
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	129	129
Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,587 on 10/03/2005	3,586	3,586
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $7,692 on 10/03/2005	7,689	7,689
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $74 on 10/03/2005	74	74
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $4,930 on 10/03/2005	4,928	4,928
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,065 on 10/03/2005	1,064	1,064

	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds
1-day yield of 3.68%	642,605	$643
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	4,895,297	4,895
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	851,348	851
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	5,578,800	5,579
Total Security Lending Collateral (cost: $67,186)		67,186

Total Investment Securities (cost: $633,791)		$637,029

SUMMARY:
Investments, at value	104.5%	$637,029
Liabilities in excess of other assets	(4.5)%	(27,695)
Net assets	100.0%	$609,334

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	Interest only security. Holder is entitled to interest payments on the underlying pool.
(b)	KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.
(c)	JohnsonDiversey Holdings, Inc. has a coupon rate of 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.
(d)	PanAmSat Holding Corp. has a coupon rate of 0.00% until 11/01/2009, thereafter the coupon rate will be 10.38%.
(e)	Zeus Special Subsidiary, Ltd.-144A has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.
(f)	CDRV Investors, Inc. has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.
(g)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.
(h)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.
(i)	Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.
(j)	Paxson Communications Corp. has a coupon rate of 0.00% until 01/15/2006, thereafter the coupon rate will be 12.25%.
(k)	NTK Holding, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
~	Security is deemed to be illiquid.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $65,246.
☐	Value is less than $1.
‡	No dividends were paid during the preceding twelve months.
††

Cash collateral for the Repurchase Agreements, valued at $17,688, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Securities are currently in default on interest payments.
Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $90,046 or 14.8% of the net assets of the Fund.

ADR	American Depositary Receipt
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

Munder Net50

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.9%)
Business Services (20.6%)
24/7 Real Media, Inc. ‡	38,700	$272
Akamai Technologies, Inc. ‡	46,900	748
aQuantive, Inc. ‡ †	102,200	2,057
Ctrip.com International, Ltd., ADR	10,000	641
eBay, Inc. ‡	134,800	5,554
Getty Images, Inc. ‡ †	37,100	3,192
Monster Worldwide, Inc. ‡ †	99,400	3,053
Netease.com, ADR ‡ †	29,300	2,637
Valueclick, Inc. ‡	38,292	654
Communication (1.1%)
j2 Global Communications, Inc. ‡ †	24,500	990
Communications Equipment (2.3%)
Nokia Corp., ADR	35,500	600
QUALCOMM, Inc.	34,200	1,530
Computer & Data Processing Services (38.7%)
Bankrate, Inc. ‡ †	18,000	494
Checkfree Corp. ‡	58,300	2,205
CNET Networks, Inc. ‡	140,400	1,905
Digital River, Inc. ‡	26,100	910
Google, Inc.-Class A ‡	21,100	6,677
iVillage, Inc. ‡	53,100	386
Jamdat Mobile, Inc. ‡ †	15,000	315
Juniper Networks, Inc. ‡	37,557	894
Knot (The), Inc. ‡	50,000	555
Linktone, Ltd., ADR ‡ †	33,600	367
Macromedia, Inc. ‡	19,700	801
Microsoft Corp.	138,100	3,553
NetFlix, Inc. ‡ †	12,000	312
Oracle Corp. ‡	67,600	838
Packeteer, Inc. ‡	46,000	577
Red Hat, Inc. ‡ †	26,700	566
Shanda Interactive Entertainment, Ltd., ADR ‡ †	71,700	1,940
Sina Corp. ‡ †	87,100	2,395
Sohu.com, Inc. ‡	57,700	988
Symantec Corp. ‡ †	28,013	635
Tom Online, Inc., ADR ‡	25,100	495
Websense, Inc. ‡	19,700	1,009
Yahoo!, Inc. ‡	192,000	6,497
Computer & Office Equipment (8.2%)
Apple Computer, Inc. ‡	50,100	2,686
Cisco Systems, Inc. ‡	130,600	2,342
Dell, Inc. ‡	41,400	1,416
EMC Corp. ‡	82,700	1,070
Educational Services (0.8%)
Apollo Group, Inc.-Class A ‡ †	11,537	766
Electronic Components & Accessories (3.1%)
Intel Corp.	65,000	1,602
Linear Technology Corp.	32,000	1,203
Management Services (0.4%)
Digitas, Inc. ‡	32,000	364

Radio & Television Broadcasting (1.7%)
IAC/InterActiveCorp. ‡	62,041	$1,573
Real Estate (4.0%)
Homestore, Inc. ‡	588,830	2,561
Housevalues, Inc. ‡ †	72,500	1,037
Retail Trade (10.6%)
Amazon.com, Inc. ‡	81,000	3,669
Autobytel, Inc. ‡	92,400	463
Blue Nile, Inc. ‡ †	16,500	522
Celebrate Express, Inc. ‡	42,700	597
GSI Commerce, Inc. ‡ †	30,000	597
Overstock.com, Inc. ‡ †	5,500	211
Priceline.com, Inc. ‡ †	123,800	2,392
Stamps.com, Inc. ‡	68,000	1,170
Savings Institutions (0.7%)
Netbank, Inc.	76,400	635
Security & Commodity Brokers (4.3%)
Ameritrade Holding Corp. ‡ †	89,400	1,920
E*TRADE Financial Corp. ‡	114,200	2,010
Telecommunications (0.8%)
Novatel Wireless, Inc. ‡ †	47,000	680
Transportation & Public Utilities (1.1%)
Expedia, Inc. ‡ †	51,041	1,011
Wholesale Trade Nondurable Goods (0.5%)
Provide Commerce, Inc. ‡ †	19,875	482
Total Common Stocks (cost: $74,279)		90,221

	Principal	Value
SHORT-TERM OBLIGATIONS (1.4%)
Repurchase Agreements (1.4%)
Investors Bank & Trust Co. 2.75% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,263 on 10/03/2005 ^	$1,263	$1,263
Total Short-Term Obligations (cost: $1,263)		1,263

SECURITY LENDING COLLATERAL (22.2%)
Debt (18.2%)
Bank Notes (1.2%)
Bank of America
3.77%, due 10/18/2005 *	194	194
3.77%, due 11/28/2005 *	226	226
3.81%, due 08/10/2006 *	223	223
Bear Stearns & Co.
4.07%, due 12/06/2005 *	97	97
4.07%, due 03/07/2006 *	290	290
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	97	97
Certificates Of Deposit (1.1%)
Barclays
3.70%, due 01/17/2006 *	436	436
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	105	105
3.99%, due 05/18/2006 *	242	242
Rabobank Nederland
3.94%, due 05/31/2006 *	242	242
Commercial Paper (2.7%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	192	192

Grampian Funding LLC-144A
3.76%, due 10/13/2005	$47	$47
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	202	202
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	145	145
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	629	629
4.01%, due 12/09/2005 *	610	610
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	215	215
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	144	144
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	97	97
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	192	192
Euro Dollar Overnight (2.6%)
Barclays
3.62%, due 10/03/2005	291	291
Fortis Bank
3.81%, due 10/07/2005	194	194
Societe Generale
3.78%, due 10/03/2005	387	387
3.80%, due 10/04/2005	242	242
Svenska Handlesbanken
3.88%, due 10/03/2005	729	729
Wells Fargo
3.75%, due 10/07/2005	484	484
Euro Dollar Terms (4.9%)
Bank of Nova Scotia
3.66%, due 10/11/2005	653	653
3.77%, due 10/31/2005	387	387
Barclays
3.70%, due 10/14/2005	145	145
Branch Banker &Trust
3.84%, due 11/22/2005	484	484
Citigroup
3.87%, due 12/21/2005	484	484
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	484	484
Harris Trust & Savings Bank
3.75%, due 10/21/2005	770	770
Royal Bank of Canada
3.83%, due 11/22/2005	484	484
Royal Bank of Scotland
3.76%, due 11/01/2005	533	533
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	39	39
Repurchase Agreements (5.7%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,081 on 10/03/2005	1,081	1,081
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,319 on 10/03/2005	2,318	2,318
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $22 on 10/03/2005	22	22

Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,486 on 10/03/2005	$1,486	$1,486
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $321 on 10/03/2005	321	321

	Shares	Value
Investment Companies (4.0%)
Money Market Funds (4.0%)
American Beacon Funds
1-day yield of 3.68%	193,706	$194
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	1,475,631	1,476
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	256,629	257
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	1,681,665	1,682
Total Security Lending Collateral (cost: $20,252)		20,252

Total Investment Securities (cost: $95,794)		$111,736

SUMMARY:
Investments, at value	122.5%	$111,736
Liabilities in excess of other assets	(22.5)%	(20,551)
Net assets	100.0%	$91,185

NOTES TO SCHEDULE OF INVESTMENTS:
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $19,532.
^

At September 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.12%-7.38% and 4/25/2016-11/15/2033, respectively, and with a market value plus accrued interest of $1,326

*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $5,332, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $1,234 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (11.6%)
U.S. Treasury Bond
8.75%, due 05/15/2017 †	$5,535	$7,668
7.88%, due 02/15/2021	9,000	12,242
8.13%, due 05/15/2021	2,400	3,339
8.00%, due 11/15/2021	8,400	11,628
U.S. Treasury Inflation Indexed Bond
3.00%, due 07/15/2012	1,217	1,324
2.00%, due 07/15/2014	2,384	2,435
1.88%, due 07/15/2015	10,647	10,741
2.38%, due 01/15/2025	871	932
U.S. Treasury Note
2.75%, due 07/31/2006	985	974
3.50%, due 02/15/2010	7,800	7,577
3.88%, due 09/15/2010	370	365
4.25%, due 08/15/2013	17,500	17,440
4.13%, due 05/15/2015	4,400	4,324
Total U.S. Government Obligations (cost: $81,625)		80,989

U.S. GOVERNMENT AGENCY OBLIGATIONS (45.4%)
FHLMC
5.43%, due 08/01/2023 *	228	234
6.50%, due 03/15/2029	58	59
FHLMC, Series 2411, Class FJ
4.12%, due 12/15/2029 *	258	260
FHLMC, Series 2572, Class HA
5.00%, due 06/15/2013	389	390
FHLMC, Series T-057, Class 1A1
6.50%, due 07/25/2043	320	330
FHLMC, Series T-62, Class 1A1
3.94%, due 10/25/2044 *	9,750	9,777
FNMA
5.50%, due 03/01/2016	347	352
5.50%, due 07/01/2016	380	386
5.50%, due 11/01/2016	123	124
5.50%, due 12/01/2016	285	289
6.00%, due 01/01/2017	8	8
5.50%, due 04/01/2017	148	150
6.00%, due 05/01/2017	6	6
5.50%, due 06/01/2017	71	72
5.50%, due 08/01/2017	209	212
5.50%, due 09/01/2017	238	242
5.50%, due 11/01/2017	32	32
5.00%, due 02/01/2018	27	27
5.00%, due 05/01/2018	646	645
5.00%, due 06/01/2018	664	662
5.00%, due 08/01/2018	538	537
5.00%, due 10/01/2018	208	208
5.00%, due 12/01/2018	772	771
5.00%, due 02/01/2019	31	31
5.00%, due 03/01/2019	190	189
5.00%, due 04/01/2019	903	901
5.00%, due 07/01/2019	487	486
5.00%, due 08/01/2019	367	366
5.00%, due 11/01/2019	3,822	3,814
5.00%, due 12/01/2019	1,263	1,260
5.00%, due 01/01/2020	151	150
5.00%, due 02/01/2020	254	254
5.00%, due 07/01/2020	2,041	2,036

5.00%, due 08/01/2020	$13,744			$13,713
5.00%, due 09/01/2020		3,581		3,573
4.85%, due 01/01/2028 *		209		214
6.50%, due 05/01/2032		108		112
6.50%, due 11/01/2032		332		342
5.50%, due 01/01/2033		148		148
5.50%, due 02/01/2033		719		719
5.50%, due 03/01/2033		12,374		12,381
5.16%, due 04/01/2033 *		239		241
5.50%, due 04/01/2033		3,035		3,036
5.50%, due 07/01/2033		2,538		2,539
5.50%, due 08/01/2033		120		120
5.50%, due 11/01/2033		7,609		7,613
5.50%, due 12/01/2033		375		376
6.50%, due 12/01/2033		294		302
5.50%, due 01/01/2034		9,097		3,098
5.50%, due 02/01/2034		1,067		1,067
5.50%, due 04/01/2034		18,419		18,425
5.50%, due 05/01/2034		15,294		15,300
6.50%, due 05/01/2034		169		174
5.50%, due 06/01/2034		27		27
5.00%, due 09/01/2034		—	☐	—	☐
5.50%, due 09/01/2034		1,390		1,390
5.50%, due 10/01/2034		774		774
5.50%, due 11/01/2034		6,739		6,740
5.50%, due 01/01/2035		23,449		23,451
5.50%, due 02/01/2035		49,155		49,165
5.50%, due 03/01/2035		12,746		12,744
5.50%, due 04/01/2035		17,921		17,920
5.50%, due 05/01/2035		12,520		12,519
5.50%, due 06/01/2035		3,635		3,634
5.50%, due 07/01/2035		3,327		3,327
5.50%, due 08/01/2035		1,992		1,992
FNMA TBA
5.50%, due 10/01/2035		53,800		53,766
FNMA, Series 2003-88 TB
3.00%, due 08/25/2009		583		579
GNMA
6.50%, due 02/15/2029		125		130
6.50%, due 03/15/2029		217		226
6.50%, due 04/15/2029		9		9
6.50%, due 05/15/2029		18		19
6.50%, due 07/15/2029		7		8
6.50%, due 09/15/2029		121		126
5.50%, due 11/15/2032		946		956
5.50%, due 12/15/2032		1,432		1,447
5.50%, due 05/15/2033		284		286
5.50%, due 11/15/2033		1,209		1,222
5.50%, due 12/15/2033		1,706		1,723
5.50%, due 01/15/2034		554		560
5.50%, due 02/15/2034		1,174		1,185
GNMA TBA
5.50%, due 10/01/2035		11,600		11,705
GNMA, Series 2020-40
6.50%, due 06/20/2032		12		13
Total U.S. Government Agency Obligations (cost: $318,773)				316,396

FOREIGN GOVERNMENT OBLIGATIONS (7.5%)
Canada Government
0.70%, due 03/20/2006	JPY	238,000		2,107
Federal Republic of Germany
Zero Coupon, due 01/18/2006	EUR	6,900		8,266
French Republic
Zero Coupon, due 01/05/2006	EUR	8,600		10,309
Hong Kong Government -144A
5.13%, due 08/01/2014		2,700		2,730
Italian Republic
0.38%, due 10/10/2006	JPY	672,000		5,949

Kingdom of Spain
3.10%, due 09/20/2006	JPY	170,000	$1,544
Republic of Brazil
4.25%, due 04/15/2006 *	624		624
11.25%, due 07/26/2007	70		77
11.50%, due 03/12/2008	109		124
4.31%, due 04/15/2009 *	1,933		1,919
9.23%, due 06/29/2009 *	1,150		1,348
11.00%, due 01/11/2012	350		429
4.31%, due 04/15/2012 *	1,168		1,149
4.31%, due 04/15/2012	21		20
7.88%, due 03/07/2015	75		78
8.00%, due 01/15/2018	586		621
8.88%, due 10/14/2019	25		27
12.25%, due 03/06/2030	350		482
11.00%, due 08/17/2040	1,500		1,839
Republic of Panama
8.25%, due 04/22/2008	1,010		1,090
Republic of Peru
9.13%, due 02/21/2012	120		144
9.88%, due 02/06/2015	2,000		2,555
5.00%, due 03/07/2017 *	735		713
Republic of South Africa
5.25%, due 05/16/2013	EUR	565	755
Russian Federation, Reg S
8.25%, due 03/31/2010	200		217
5.00%, due 03/31/2030 (a)	6,279		7,215
Total Foreign Government Obligations (cost: $50,702)			52,331

MORTGAGE-BACKED SECURITIES (0.7%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.55%, due 10/20/2032 *	125		126
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA
5.94%, due 06/25/2032 *	56		56
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.22%, due 01/25/2034 *	1,097		1,088
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.83%, due 01/25/2034 *	490		487
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.71%, due 01/25/2034 *	713		696
Centex Home Equity, Series 2004-A, Class AV2
4.11%, due 01/25/2034 *	272		272
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	125		124
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A - 144A
3.79%, due 05/25/2035 *	428		428
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.88%, due 10/19/2032 *	678		672
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
3.91%, due 05/25/2034 *	147		147
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3
1.85%, due 08/25/2033 *	485		488
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
2.14%, due 03/25/2032	115		115
Home Equity Asset Trust, Series 2002-1, Class A4
3.94%, due 11/25/2032 *	1		1
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	137		139

Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
3.92%, due 09/19/2032 *	$264	$264
Structured Asset Securities Corp., Series 2002-HF1, Class A
3.60%, due 01/25/2033 *	2	2
Structured Asset Securities Trust, Series 2002-BC4, Class A
4.12%, due 07/25/2032 *	6	6
Total Mortgage-Backed Securities (cost: $5,185)		5,111

ASSET-BACKED SECURITIES (3.6%)
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
4.16%, due 10/25/2032 *	66	66
Credit-Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1
4.14%, due 01/25/2033 *	7	7
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 10/25/2035 *	1,500	1,483
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2
4.17%, due 08/25/2033 *	355	356
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A
3.94%, due 08/25/2035 *	1,553	1,552
Quest Trust, Series 2004-X2, Class A - 144A
4.39%, due 06/25/2034 *	572	573
Rabobank Capital Funding II - 144A
5.26%, due 12/31/2049 (b)	1,000	1,003
Rabobank Capital Funding Trust - 144A
5.25%, due 12/31/2049 (c)	1,480	1,475
RACERS Series 1997-R-8-3-144A
4.09%, due 08/15/2007 * ~	1,100	1,056
Sequoia Mortgage Trust, Series 10, Class 2A1
4.18%, due 10/20/2027 *	714	715
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	576	585
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	3,226	3,138
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,656	1,648
Washington Mutual, Series 2000-3, Class A
4.24%, due 12/25/2040 *	348	347
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 *	133	133
Washington Mutual, Series 2002-AR2, Class A
3.93%, due 02/27/2034 *	322	318
Washington Mutual, Series 2003-R1, Class A1
4.10%, due 12/25/2027 *	10,780	10,771
Total Asset-Backed Securities (cost: $25,380)		25,226

CORPORATE DEBT SECURITIES (8.0%)
Air Transportation (0.3%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000	1,010
UAL Corp.
6.20%, due 09/01/2008	665	640
7.73%, due 07/01/2010	150	143
6.60%, due 09/01/2013	191	187
Automotive (0.1%)
DaimlerChrysler North America Holding Corp.
6.50%, due 11/15/2013	940	994
Commercial Banks (0.1%)
China Development Bank
5.00%, due 10/15/2015	300	296
HSBC Capital Funding LP - 144A
10.18%, due 12/31/2049 (d)	100	155
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (e)	550	547

Communication (0.1%)
Comcast Cable Communications
6.75%, due 01/30/2011	$210	$226
Comcast Corp.
6.50%, due 01/15/2015	200	216
Electric Services (0.7%)
Columbus Southern Power Co., Series C
5.50%, due 03/01/2013	100	103
Florida Power Corp.
4.80%, due 03/01/2013	1,960	1,937
Ohio Power Co., Series F
5.50%, due 02/15/2013	100	103
Progress Energy, Inc.
7.10%, due 03/01/2011	600	652
6.85%, due 04/15/2012	440	477
PSEG Power LLC
6.95%, due 06/01/2012	921	1,005
Southern California Edison Co.
3.87%, due 01/13/2006 *	350	350
Electric, Gas & Sanitary Services (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750	735
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	893
Environmental Services (0.2%)
Waste Management, Inc.
7.38%, due 08/01/2010	700	770
6.38%, due 11/15/2012	375	402
Food & Kindred Products (0.2%)
Heinz (H.J.) Co. -144A
6.19%, due 12/01/2020 ~	1,500	1,504
Gas Production & Distribution (0.4%)
El Paso Energy Corp.
7.80%, due 08/01/2031	450	451
7.75%, due 01/15/2032 †	425	428
Sonat, Inc.
7.63%, due 07/15/2011	1,000	1,015
Southern Natural Gas Co.
8.00%, due 03/01/2032	820	905
General Obligation-State (0.2%)
California State Economic Recovery
5.25%, due 01/01/2011	130	142
7.13%, due 07/01/2011	65	76
5.25%, due 07/01/2012	260	287
7.13%, due 07/01/2012	135	159
5.25%, due 07/01/2013	130	144
7.63%, due 07/01/2013	400	484
New Jersey State Transportation Trust Fund Authority
5.00%, due 06/15/2011	345	390
Hotels & Other Lodging Places (0.2%)
Harrah’s Operating Co., Inc.
8.00%, due 02/01/2011	50	56
Park Place Entertainment Corp.
7.50%, due 09/01/2009	800	864
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	350	382
Manufacturing Industries (0.2%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510	1,609
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman -144A
5.27%, due 06/15/2011	725	722
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006	150	154
6.88%, due 05/01/2012	410	448
Oil & Gas Extraction (0.6%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	3,000	3,935

Personal Credit Institutions (1.6%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	$3,600	$3,615
General Motors Acceptance Corp.
4.87%, due 10/20/2005 *	6,190	6,190
4.68%, due 05/18/2006 *	30	30
4.51%, due 01/16/2007 *	180	177
Household Finance Corp.
6.38%, due 11/27/2012	800	860
SLM Corp., Series A
3.61%, due 09/15/2006 *	230	230
Petroleum Refining (0.1%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500	491
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027	300	311
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
6.38%, due 12/15/2005	160	161
Norfolk Southern Corp.
6.75%, due 02/15/2011	550	599
Revenue-Building Authority (0.3%)
Liberty, NY, Development Corp.
5.25%, due 10/01/2035	1,600	1,785
Revenue-Education (0.2%)
Michigan State Building Authority
5.25%, due 10/15/2013	950	1,055
Revenue-Pollution Control (0.1%)
Rhode Island Clean Water Finance Agency
5.00%, due 10/01/2028	610	638
Revenue-Tobacco (0.6%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039	460	528
Tobacco Settlement Authority, IA
5.60%, due 06/01/2035	705	726
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	100	106
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	2,175	2,471
6.75%, due 06/01/2039	260	302
Revenue-Utilities (0.2%)
Jea, FL, Water & Sewer System
5.00%, due 10/01/2011	700	757
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	500	539
5.00%, due 06/15/2035	340	352
Security & Commodity Brokers (0.1%)
Bear Stearns Cos. (The), Inc.
7.63%, due 12/07/2009	560	619
Sovereign Government (0.1%)
Korea Highway Corp. -144A
5.13%, due 05/20/2015	850	845
Telecommunications (0.9%)
Cingular Wireless LLC
6.50%, due 12/15/2011	560	607
France Telecom SA
7.00%, due 03/14/2008 (f)	1,569	2,071
KT Corp. -144A
4.88%, due 07/15/2015	900	874
SBC Communications, Inc.
4.13%, due 09/15/2009	3,025	2,949
Verizon Global Funding Corp.
7.60%, due 03/15/2007	25	26
Total Corporate Debt Securities (cost: $52,547)		55,910

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (3.1%)
FHLMC Discount Note
3.58%, due 12/12/2005	$10,200	$10,123
U.S. Treasury Bill
3.38%, due 12/01/2005	190	189
3.50%, due 12/01/2005	380	378
3.40%, due 12/15/2005 #	250	248
3.43%, due 12/15/2005 #	1,800	1,787
3.69%, due 03/02/2006	8,900	8,761
Total Short-Term U.S. Government Obligations (cost: $21,486)		21,486

COMMERCIAL PAPER (30.2%)
Commercial Banks (19.8%)
Barclays U.S. Funding Corp.
3.66%, due 11/28/2005	5,800	5,766
3.83%, due 12/27/2005	15,200	15,059
Danske Corp.
3.61%, due 10/17/2005	18,200	18,171
3.61%, due 11/04/2005	1,700	1,694
3.63%, due 11/07/2005	1,000	996
DNB NOR Bank ASA
3.78%, due 12/22/2005	2,200	2,181
3.80%, due 01/13/2006	10,500	10,385
Governor & Co. (The) of The Bank of Ireland
3.68%, due 11/14/2005	2,400	2,389
Skandinaviska Enskilda Banken AB -144A
3.51%, due 10/14/2005	5,000	4,994
3.54%, due 10/21/2005	600	599
3.71%, due 11/17/2005	2,100	2,090
3.72%, due 12/08/2005	13,400	13,306
Societe Generale North America, Inc.
3.74%, due 10/24/2005	6,400	6,385
3.96%, due 01/27/2006	7,700	7,600
Swedbank
3.91%, due 12/22/2005	6,100	6,046
UBS Finance Delaware LLC
3.29%, due 10/03/2005	1,200	1,200
3.63%, due 10/17/2005	300	300
3.61%, due 11/23/2005	900	895
3.73%, due 12/09/2005	700	695
3.95%, due 01/26/2006	18,000	17,769
Westpac Trust Securities NZ, Ltd., London
3.86%, due 12/20/2005	19,300	19,134
Holding & Other Investment Offices (4.7%)
ASB Bank, Ltd.-144A
3.71%, due 11/10/2005	19,100	19,021
Rabobank USA Finance Corp.
3.88%, due 10/03/2005	13,400	13,397
Oil & Gas Extraction (2.7%)
Total Capital SA-144A
3.76%, due 12/01/2005	19,200	19,078
Security & Commodity Brokers (3.0%)
IXIS Corp. -144A
3.71%, due 11/21/2005	14,000	13,926
3.85%, due 01/18/2006	7,000	6,918
Total Commercial Paper (cost: $209,994)		209,994

SHORT-TERM OBLIGATIONS (0.9%)
Repurchase Agreements (0.9%)
Credit Suisse First Boston Corp. 3.25% Repurchase Agreement dated 09/30/2005 to be repurchased at $6,000 on 10/03/2005 ^	6,000	6,000
Total Short-Term Obligations (cost: $6,000)		6,000

	Contracts	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90-Day Euro Dollar Futures	1,002,500	$3
Put Strike $93.75
Expires 12/19/2005
90-Day Euro Dollar Futures	817,500	2
Put Strike $94.25
Expires 12/19/2005
Total Purchased Options (cost: $7)		5

SECURITY LENDING COLLATERAL (1.2%)
Debt (1.0%)
Bank Notes (0.1%)
Bank of America
3.77%, due 10/18/2005 *	81	81
3.77%, due 11/28/2005 *	94	94
3.81%, due 08/10/2006 *	93	93
Bear Stearns & Co.
4.07%, due 12/06/2005 *	40	40
4.07%, due 03/07/2006 *	121	121
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	40	40
Certificates Of Deposit (0.1%)
Barclays
3.70%, due 01/17/2006 *	182	182
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	44	44
3.99%, due 05/18/2006 *	101	101
Rabobank Nederland
3.94%, due 05/31/2006 *	101	101
Commercial Paper (0.1%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	80	80
Grampian Funding LLC-144A
3.76%, due 10/13/2005	20	20
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	84	84
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	61	61
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	263	263
4.01%, due 12/09/2005 *	254	254
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	89	89
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	60	60
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	40	40
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	80	80
Euro Dollar Overnight (0.1%)
Barclays
3.62%, due 10/03/2005	121	121
Fortis Bank
3.81%, due 10/07/2005	81	81
Societe Generale
3.78%, due 10/03/2005	162	162
3.80%, due 10/04/2005	101	101
Svenska Handlesbanken
3.88%, due 10/03/2005	304	304
Wells Fargo
3.75%, due 10/07/2005	202	202
Euro Dollar Terms (0.3%)
Bank of Nova Scotia
3.66%, due 10/11/2005	272	272
3.77%, due 10/31/2005	162	162

Barclays
3.70%, due 10/14/2005	61	$61
Branch Banker &Trust
3.84%, due 11/22/2005	202	202
Citigroup
3.87%, due 12/21/2005	202	202
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	202	202
Harris Trust & Savings Bank
3.75%, due 10/21/2005	321	321
Royal Bank of Canada
3.83%, due 11/22/2005	202	202
Royal Bank of Scotland
3.76%, due 11/01/2005	222	222
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	16	16
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $451 on 10/03/2005	451	451
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $967 on 10/03/2005	967	967
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $9 on 10/03/2005	9	9
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $620 on 10/03/2005	620	620
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $134 on 10/03/2005	134	134

	Shares	Value
Investment Companies (0.2%)
Money Market Funds (0.2%)
American Beacon Funds
1-day yield of 3.68%	80,780	$81
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	615,371	615
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	107,020	107
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	701,292	701
Total Security Lending Collateral (cost: $8,446)		8,446

Total Investment Securities (cost: $780,145)		$781,894

	Contracts	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	303	$(137)
Call Strike $109.00
Expires 11/22/2005
Put Options (0.0%)
10 Year U.S. Treasury Note Futures	303	(10)
Put Strike $114.00
Expires 11/22/2005
Total Written Options (premiums: $172)		(147)

SUMMARY:
Investments, at value	112.2%	$781,894
Written Options	0.0%	(147)
Liabilities in excess of other assets	(12.2)%	(85,004)
Net assets	100.0%	$696,743

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: JP Morgan Chase	5/20/2007	$400	$3

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP	12/15/2015	10,200	288

Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Goldman Sachs International	3/20/2007	1,775	7

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 3/31/2030.
Counterparty: Goldman Sachs International	3/20/2007	725	4

Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 8/28/2012
Counterparty: Lehman Securities, Inc.	6/20/2007	1,200	8

Receive a fixed rate equal to 0.58% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030
Counterparty: Morgan Stanley Capital, Inc.	6/20/2006	1,000	2

Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012.
Counterparty: JP Morgan Chase	6/20/2006	3,200	19

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: UBS AG	6/15/2005	250,000	(99)

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: Goldman Sachs Capital Markets	6/15/2005	130,000	(51)

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2005	390,000	(124)

Receive a fixed rate equal to 4.00% and the Fund will pay a floating rate based on 3-month United States Dollar-Libor (London Interbank Offer Rate).
Counterparty: Goldman Sachs Capital Markets, LP	12/15/2010	$2,100	$3

Receive a fixed rate equal to 2.00% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the DJ CDX HVOL.4 Index, the remaining interest payments on those defaulted securities.

Counterparty: UBS AG	12/20/2010	6,500	1

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty:UBS AG	10/15/2010	6,300	(11)

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC	10/15/2010	2,500	— ☐

Receive a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%.
Counterparty: BNP Paribas	10/15/2010	5,000	(20)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate).
Counterparty: Barclays Bank PLC	9/15/2010	9,800	(42)

Total Swap Agreements
(premium $-301)		820,700	$(12)

FUTURES CONTRACTS:

					Net Unrealized
		Settlement			Appreciation
	Contracts	Date	Amount		(Depreciation)

10 Year Japan Government Bond	8	12/20/2005	$9,722		$(28)
10 Year U.S. Treasury Note	(34)	12/30/2005	(3,737)		48
2 Year U.S. Treasury Note	513	01/05/2006	105,622		(298)
3 Month Euro EURIBOR	90	12/19/2005	—	☐	(1)
5 Year U.S. Treasury Note	130	12/30/2005	13,892		(81)
90-Day Euro Dollar	614	12/19/2005	146,769		(797)
90-Day Euro Dollar	811	06/19/2006	193,413		(457)
U.S. Treasury Long Bond	365	12/30/2005	41,758		(1,300)
			$507,439		$(2,914)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

British Pound Sterling	237	10/13/2005	$418	$1
British Pound Sterling	(391)	10/13/2005	(714)	22
Euro Dollar	11,838	11/08/2005	14,226	69
Euro Dollar	(29,600)	11/08/2005	(35,647)	(96)
			$(21,717)	$(4)

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $8,282.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
☐	Value is less than $1.
(a)	Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(b)	Rabobank Capital Funding II-144A has a fixed coupon rate 5.26% until 12/31/2013, thereafter the coupon rate will reset quarterly at the 3-month US $LIBOR + 162.75BP, if not called.
(c)	Rabobank Capital Funding Trust-144A has a fixed coupon rate 5.25% until 10/21/2016, thereafter the coupon rate will reset quarterly at the 3-month US $LIBOR + 159BP, if not called.
~	Security is deemed to be illiquid.
(d)	HSBC Capital Funding LP -144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US $LIBOR + 498BP, if not called.
(e)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US $LIBOR + 255BP, if not called.
(f)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.
#

At September 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at September 30, 2005 is $248.

^

At September 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Treasury Note with an interest rate of 4.00% and maturity date of 09/30/2007, respectively, and with a market value plus accrued interest of $6,153.

††

Cash collateral for the Repurchase Agreements, valued at $2,223, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Contract amounts are not in thousands.

At September 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at September 30, 2005 is $2,106.

Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $92,358 or 13.3% of the net assets of the Fund.

EUR	Euro
JPY	Japanese Yen
RACERS	Restructured Asset Certificates with Enhanced Returns
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

Salomon All Cap

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (89.6%)
Aerospace (1.2%)
Boeing Co. (The)	96,500	$6,557
Air Transportation (1.4%)
Southwest Airlines Co. †	540,200	8,022
Amusement & Recreation Services (1.5%)
Disney (Walt) Co. (The)	340,700	8,221
Beverages (0.3%)
Molson Coors Brewing Co.-Class B	22,900	1,466
Business Services (2.0%)
Clear Channel Communications, Inc.	79,400	2,611
Interpublic Group of Cos., Inc. † ‡	716,400	8,339
Chemicals & Allied Products (2.8%)
Dow Chemical Co. (The)	168,800	7,034
du Pont (E.I.) de Nemours & Co.	208,900	8,183
Commercial Banks (6.3%)
JP Morgan Chase & Co.	319,300	10,834
MBNA Corp.	305,400	7,525
Mitsubishi Tokyo Financial Group, Inc., ADR †	803,700	10,472
State Street Corp.	118,700	5,807
Communication (1.5%)
Comcast Corp.- Special Class A ‡	283,600	8,162
Communications Equipment (3.7%)
Lucent Technologies, Inc. ‡	2,261,300	7,349
Motorola, Inc.	338,000	7,466
Nokia Corp., ADR	327,400	5,536
Computer & Data Processing Services (2.6%)
Electronics for Imaging ‡	19,500	447
Micromuse, Inc. ‡	403,600	3,180
Microsoft Corp.	414,800	10,673
Computer & Office Equipment (1.1%)
Cisco Systems, Inc. ‡	246,900	4,427
LG.Philips LCD Co., Ltd., ADR ‡	92,800	1,908
Diversified (1.0%)
Honeywell International, Inc.	147,500	5,531
Electronic Components & Accessories (4.1%)
Novellus Systems, Inc.	120,200	3,015
Solectron Corp. † ‡	1,148,280	4,490
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	896,502	7,369
Texas Instruments, Inc.	214,300	7,265
Tyco International, Ltd. †	7,600	212
Food & Kindred Products (2.1%)
Kraft Foods, Inc.-Class A	179,300	5,485
Unilever PLC, Sponsored ADR †	145,000	6,122
Food Stores (1.5%)
Safeway, Inc. †	315,100	8,067
Gas Production & Distribution (1.1%)
Dynegy, Inc.-Class A † ‡	51,300	242
Williams Cos., Inc. (The)	239,000	5,987
Health Services (0.7%)
Enzo Biochemical, Inc. † ‡	266,714	4,097
Industrial Machinery & Equipment (3.8%)
Applied Materials, Inc.	351,200	5,956
Baker Hughes, Inc.	76,000	4,536
Caterpillar, Inc.	142,200	8,354
Deere & Co. †	35,500	2,173
Instruments & Related Products (3.1%)
Agilent Technologies, Inc. ‡	216,800	7,100
Raytheon Co.	262,800	9,992
Insurance (7.8%)
AMBAC Financial Group, Inc. †	79,700	5,743
American International Group, Inc.	103,800	6,431
Chubb Corp.	97,700	8,749
CNA Surety Corp. ‡	303,100	4,310
MGIC Investment Corp. †	103,000	6,613
PMI Group, Inc. (The)	273,900	10,920

Insurance Agents, Brokers & Service (0.6%)
Hartford Financial Services Group, Inc. (The)	41,800	$3,226
Lumber & Other Building Materials (1.2%)
Home Depot, Inc. (The)	178,600	6,812
Lumber & Wood Products (1.4%)
Weyerhaeuser Co. †	116,100	7,982
Mining (0.0%)
WGI Heavy Minerals, Inc. ‡	123,700	98
Motion Pictures (3.6%)
News Corp., Inc.-Class A	392,900	6,125
News Corp., Inc.-Class B †	285,200	4,706
Time Warner, Inc.	512,600	9,283
Motor Vehicles, Parts & Supplies (0.4%)
BorgWarner, Inc.	40,300	2,275
Oil & Gas Extraction (4.4%)
Anadarko Petroleum Corp.	72,700	6,961
GlobalSantaFe Corp.	130,300	5,944
Halliburton Co.	116,900	8,010
Schlumberger, Ltd. †	43,100	3,637
Paper & Allied Products (0.2%)
Smurfit-Stone Container Corp. ‡	116,400	1,206
Petroleum Refining (4.1%)
BP PLC, ADR	17,000	1,204
Chevron Corp.	84,900	5,496
ConocoPhillips	48,500	3,391
Exxon Mobil Corp.	78,400	4,981
Murphy Oil Corp.	148,100	7,386
Pharmaceuticals (11.1%)
Abbott Laboratories	196,000	8,310
Amgen, Inc. ‡	55,800	4,446
Aphton Corp. † ‡	510,600	327
GlaxoSmithKline PLC, ADR	166,000	8,512
Johnson & Johnson	166,900	10,561
Lilly (Eli) & Co.	38,200	2,044
Novartis AG, ADR	190,400	9,710
Pfizer, Inc.	335,800	8,385
Wyeth	192,300	8,898
Primary Metal Industries (3.1%)
Alcoa, Inc.	257,900	6,298
Engelhard Corp.	163,100	4,552
RTI International Metals, Inc. ‡	154,100	6,064
Radio & Television Broadcasting (1.0%)
Pearson PLC	463,700	5,404
Security & Commodity Brokers (3.3%)
American Express Co.	143,500	8,243
Goldman Sachs Group, Inc. (The)	10,800	1,313
Merrill Lynch & Co., Inc.	142,200	8,724
Telecommunications (1.4%)
Vodafone Group PLC, ADR	296,900	7,710
Toys, Games & Hobbies (2.2%)
Hasbro, Inc.	326,600	6,418
Mattel, Inc.	332,200	5,541
Variety Stores (1.2%)
Wal-Mart Stores, Inc.	145,600	6,380
Wholesale Trade Durable Goods (0.2%)
IKON Office Solutions, Inc.	90,800	906
Wholesale Trade Nondurable Goods (0.6%)
Unilever PLC	328,100	3,435
Total Common Stocks (cost: $419,654)		493,882

	Principal	Value
SHORT-TERM OBLIGATIONS (5.5%)
Repurchase Agreements (5.5%)
Investors Bank & Trust Co. 2.75%, Repurchase Agreement dated 09/30/2005 to be repurchased at $30,187 on 10/03/2005 ^	$30,180	$30,180
Total Short-Term Obligations (cost: $30,180)		30,180

SECURITY LENDING COLLATERAL (9.5%)
Debt (7.8%)
Bank Notes (0.5%)
Bank of America
3.77%, due 10/18/2005 *	$503	$503
3.77%, due 11/28/2005 *	586	586
3.81%, due 08/10/2006 *	578	578
Bear Stearns & Co.
4.07%, due 12/06/2005 *	252	252
4.07%, due 03/07/2006 *	755	755
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	252	252
Certificates Of Deposit (0.5%)
Barclays
3.70%, due 01/17/2006 *	1,132	1,132
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	273	273
3.99%, due 05/18/2006 *	629	629
Rabobank Nederland
3.94%, due 05/31/2006 *	629	629
Commercial Paper (1.2%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	500	500
Grampian Funding LLC-144A
3.76%, due 10/13/2005	123	123
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	525	525
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	377	377
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,635	1,635
4.01%, due 12/09/2005 *	1,584	1,584
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	557	557
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	374	374
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	252	252
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	499	499
Euro Dollar Overnight (1.1%)
Barclays
3.62%, due 10/03/2005	754	754
Fortis Bank
3.81%, due 10/07/2005	503	503
Societe Generale
3.78%, due 10/03/2005	1,006	1,006
3.80%, due 10/04/2005	629	629
Svenska Handlesbanken
3.88%, due 10/03/2005	1,894	1,894
Wells Fargo
3.75%, due 10/07/2005	1,257	1,257
Euro Dollar Terms (2.1%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,695	1,695
3.77%, due 10/31/2005	1,006	1,006
Barclays
3.70%, due 10/14/2005	377	377
Branch Banker &Trust
3.84%, due 11/22/2005	1,257	1,257
Citigroup
3.87%, due 12/21/2005	1,257	1,257
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,257	1,257
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,999	1,999
Royal Bank of Canada
3.83%, due 11/22/2005	1,257	1,257
Royal Bank of Scotland
3.76%, due 11/01/2005	1,383	1,383
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	101	101

Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $2,808 on 10/03/2005	$2,807	$2,807
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $6,021 on 10/03/2005	6,019	6,019
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $58 on 10/03/2005	58	58
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $3,859 on 10/03/2005	3,858	3,858
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $833 on 10/03/2005	833	833

	Shares	Value
Investment Companies (1.7%)
Money Market Funds (1.7%)
American Beacon Funds
1-day yield of 3.68%	502,995	$503
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	3,831,756	3,832
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	666,386	666
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	4,366,763	4,367
Total Security Lending Collateral (cost: $52,590)		52,590

Total Investment Securities (cost: $502,424)		$576,652

SUMMARY:
Investments, at value	104.6%	$576,652
Liabilities in excess of other assets	(4.6)%	(25,566)
Net assets	100.0%	$551,086

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $50,060.
‡	No dividends were paid during the preceding twelve months.
^

At September 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by U.S Government Agency Obligations with interest rates and maturity dates ranging from 3.93%-7.13% and 01/25/2017-08/01/2033, respectively, and with a market value plus accrued interest of $31,689.

*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $13,845, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $3,207 or .6% of the net assets of the Fund.

ADR	American Depositary Receipt

Select+  Aggressive

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.2%)
Aggressive Equity (12.9%)
Third Avenue Value, Initial Class	2,575	$62
Capital Preservation (3.5%)
Transamerica Money Market, Initial Class	17,395	17
Growth Equity (63.3%)
T. Rowe Price Equity Income, Initial Class	5,900	117
T. Rowe Price Growth Stock, Initial Class	6,084	134
Transamerica Equity, Initial Class	2,310	52
World Equity (20.5%)
American Century International, Initial Class	11,852	98
Total Investment Companies (cost: $393)		480

Total Investment Securities (cost: $393)		$480

SUMMARY:
Investments, at value	100.2%	$480
Liabilities in excess of other assets	(0.2)%	(1)
Net assets	100.0%	$479

NOTES TO SCHEDULE OF INVESTMENTS:
These portfolios are part of AEGON/Transamerica Series Trust, and are affiliates of the Fund.

Select+ Conservative

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (7.8%)
Third Avenue Value, Initial Class	14,858	$354
Capital Preservation (4.3%)
Transamerica Money Market, Initial Class	195,568	196
Fixed-Income (64.8%)
MFS High Yield, Initial Class	73,098	699
PIMCO Total Return, Initial Class	152,178	1,654
Transamerica US Government Securities, Initial Class	50,919	603
Growth Equity (23.1%)
T. Rowe Price Equity Income, Initial Class	27,030	536
T. Rowe Price Growth Stock, Initial Class	23,538	517
Total Investment Companies (cost: $4,232)		4,559

Total Investment Securities (cost: $4,232)		$4,559

SUMMARY:
Investments, at value	100.0%	$4,559
Liabilities in excess of other assets	(0.0)%	(2)
Net assets	100.0%	$4,557

NOTES TO SCHEDULE OF INVESTMENTS:
These portfolios are part of AEGON/Transamerica Series Trust, and are affiliates of the Fund.

Select+ Growth & Income

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%)
Aggressive Equity (13.9%)
Third Avenue Value, Initial Class	42,125	$1,005
Capital Preservation (3.8%)
Transamerica Money Market, Initial Class	276,275	276
Fixed-Income (29.6%)
MFS High Yield, Initial Class	69,583	665
PIMCO Total Return, Initial Class	135,111	1,469
Growth Equity (41.7%)
T. Rowe Price Equity Income, Initial Class	38,249	758
T. Rowe Price Growth Stock, Initial Class	83,309	1,830
Transamerica Equity, Initial Class	18,770	425
World Equity (11.1%)
American Century International, Initial Class	96,455	800
Total Investment Companies (cost: $6,033)		7,228

Total Investment Securities (cost: $6,033)		$7,228

SUMMARY:
Investments, at value	100.1%	$7,228
Liabilities in excess of other assets	(0.1)%	(4)
Net assets	100.0%	$7,224

NOTES TO SCHEDULE OF INVESTMENTS:
These portfolios are part of AEGON/Transamerica Series Trust, and are affiliates of the Fund.

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.2%)
Communications Equipment (0.2%)
Lucent Technologies, Inc.
8.00%, due 08/01/2031	$1,965	$2,029
Total Convertible Bond (cost: $1,495)		2,029

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Insurance (0.3%)
UnumProvident Corp.	78,400	$2,528
Total Convertible Preferred Stocks (cost: $1,960)		2,528

COMMON STOCKS (95.8%)
Aerospace (1.0%)
Lockheed Martin Corp.	148,600	9,071
Amusement & Recreation Services (0.9%)
Disney (Walt) Co. (The)	348,400	8,407
Automotive (0.8%)
General Motors Corp. †	47,300	1,448
Genuine Parts Co.	147,650	6,334
Beverages (2.6%)
Anheuser-Busch Cos., Inc.	274,600	11,819
Coca-Cola Co. (The)	291,800	12,603
Business Credit Institutions (0.4%)
Fannie Mae	90,700	4,065
Business Services (0.4%)
Cendant Corp.	185,200	3,823
Chemicals & Allied Products (3.4%)
Avon Products, Inc.	176,300	4,760
Chemtura Corp.	148,618	1,846
Colgate-Palmolive Co.	220,200	11,624
du Pont (E.I.) de Nemours & Co.	195,100	7,642
International Flavors & Fragrances, Inc.	172,800	6,159
Commercial Banks (8.9%)
Bank of America Corp.	166,938	7,028
Bank of Ireland	270,800	4,276
Citigroup, Inc.	116,059	5,283
Fifth Third Bancorp †	201,200	7,390
JP Morgan Chase & Co.	550,522	18,679
Mellon Financial Corp.	286,080	9,146
Mercantile Bankshares Corp.	72,500	3,906
National City Corp.	108,800	3,638
Northern Trust Corp.	67,400	3,407
State Street Corp.	173,500	8,488
SunTrust Banks, Inc.	111,500	7,744
Wells Fargo & Co.	67,320	3,943
Wilmington Trust Corp.	32,100	1,170
Communication (2.7%)
Comcast Corp.-Class A ‡	340,738	10,011
EchoStar Communications Corp.-Class A	68,000	2,011
Viacom, Inc.-Class B	400,300	13,214
Communications Equipment (1.7%)
Lucent Technologies, Inc. ‡	473,300	1,538
Motorola, Inc.	366,200	8,089
Nokia Corp., ADR	388,600	6,571
Computer & Data Processing Services (1.2%)
Microsoft Corp.	458,600	11,800
Computer & Office Equipment (2.6%)
Cisco Systems, Inc. ‡	160,500	2,878
Hewlett-Packard Co.	352,585	10,295
International Business Machines Corp.	142,100	11,399

Diversified (1.4%)
Honeywell International, Inc.	349,100	$13,091
Electric Services (3.2%)
Duke Energy Corp. †	340,400	9,929
FirstEnergy Corp.	112,650	5,871
Progress Energy, Inc. †	159,500	7,138
TECO Energy, Inc. †	96,700	1,743
Xcel Energy, Inc. †	277,600	5,444
Electric, Gas & Sanitary Services (1.1%)
NiSource, Inc.	414,500	10,052
Electronic & Other Electric Equipment (4.0%)
Cooper Industries, Ltd.-Class A	108,707	7,516
Emerson Electric Co.	47,300	3,396
General Electric Co.	662,150	22,295
Sony Corp. †	127,000	4,182
Electronic Components & Accessories (2.0%)
Analog Devices, Inc.	167,800	6,232
Intel Corp.	198,000	4,881
Texas Instruments, Inc.	190,800	6,468
Tyco International, Ltd.	47,600	1,326
Environmental Services (0.8%)
Waste Management, Inc.	253,762	7,260
Fabricated Metal Products (0.7%)
Fortune Brands, Inc.	80,200	6,523
Food & Kindred Products (2.5%)
Campbell Soup Co.	241,600	7,188
ConAgra Foods, Inc.	114,000	2,821
General Mills, Inc.	160,700	7,746
Hercules, Inc. ‡	212,000	2,591
McCormick & Co., Inc.	93,900	3,064
Sara Lee Corp.	23,900	453
Industrial Machinery & Equipment (1.8%)
Deere & Co. †	128,600	7,870
Eaton Corp.	48,800	3,101
Pall Corp.	217,500	5,981
Instruments & Related Products (1.9%)
Agilent Technologies, Inc. ‡	81,700	2,676
Eastman Kodak Co. †	253,700	6,172
Raytheon Co.	205,400	7,809
Rockwell Automation, Inc.	23,300	1,233
Insurance (3.6%)
American International Group, Inc.	110,800	6,865
Chubb Corp.	72,200	6,465
SAFECO Corp.	84,300	4,500
St. Paul Travelers Cos., Inc. (The)	195,710	8,781
UnumProvident Corp. †	337,100	6,911
Insurance Agents, Brokers & Service (1.7%)
Marsh & McLennan Cos., Inc.	520,800	15,827
Life Insurance (0.9%)
Lincoln National Corp.	155,466	8,087
Lumber & Other Building Materials (0.5%)
Home Depot, Inc. (The)	132,500	5,054
Medical Instruments & Supplies (1.0%)
Baxter International, Inc.	153,200	6,108
Boston Scientific Corp. ‡	157,200	3,674
Metal Mining (0.2%)
Inco, Ltd.	35,700	1,690
Mining (0.7%)
Vulcan Materials Co.	85,700	6,360
Motion Pictures (1.3%)
Time Warner, Inc.	699,300	12,664
Oil & Gas Extraction (2.9%)
Anadarko Petroleum Corp.	87,400	8,369
Royal Dutch Shell PLC- Class A, ADR	217,500	14,277
Schlumberger, Ltd.	58,700	4,953

Paper & Allied Products (3.1%)
Avery Dennison Corp.	128,700	$6,743
International Paper Co. †	406,893	12,125
Kimberly-Clark Corp.	106,300	6,328
MeadWestvaco Corp.	160,200	4,425
Petroleum Refining (6.3%)
Amerada Hess Corp.	89,330	12,283
BP PLC, ADR	129,474	9,173
Chevron Corp.	297,250	19,241
Exxon Mobil Corp.	293,438	18,645
Pharmaceuticals (7.3%)
Abbott Laboratories	140,800	5,970
Bristol-Myers Squibb Co.	447,900	10,776
Johnson & Johnson	180,600	11,428
MedImmune, Inc. ‡	212,400	7,147
Merck & Co., Inc.	436,800	11,885
Pfizer, Inc.	146,500	3,658
Schering-Plough Corp. †	323,900	6,818
Wyeth	234,700	10,860
Primary Metal Industries (0.6%)
Alcoa, Inc.	248,600	6,071
Printing & Publishing (3.3%)
Dow Jones & Co., Inc. †	233,200	8,906
Knight-Ridder, Inc. †	77,700	4,559
New York Times Co.-Class A †	344,300	10,243
Tribune Co. †	232,800	7,890
Radio, Television & Computer Stores (0.4%)
RadioShack Corp. †	168,100	4,169
Railroads (2.2%)
Norfolk Southern Corp.	178,400	7,236
Union Pacific Corp.	184,900	13,257
Regional Mall (0.5%)
Simon Property Group, Inc. †	64,032	4,746
Restaurants (0.6%)
McDonald’s Corp.	166,700	5,583
Rubber & Misc. Plastic Products (0.9%)
Newell Rubbermaid, Inc.	388,600	8,802
Security & Commodity Brokers (3.2%)
American Express Co.	99,700	5,727
Charles Schwab Corp. (The)	687,600	9,922
Janus Capital Group, Inc.	103,300	1,493
Morgan Stanley	233,100	12,573
Telecommunications (5.7%)
ALLTEL Corp.	153,300	9,981
AT&T Corp.	313,010	6,198
Qwest Communications International † ‡	1,658,100	6,798
SBC Communications, Inc. †	323,874	7,763
Sprint Nextel Corp.	433,400	10,306
TELUS Corp.	41,300	1,728
TELUS Corp. Non Voting Shares	60,600	2,469
Verizon Communications, Inc.	253,742	8,295
Tobacco Products (0.5%)
UST, Inc. †	113,600	4,755
Toys, Games & Hobbies (0.9%)
Mattel, Inc.	497,700	8,302
Variety Stores (1.1%)
Wal-Mart Stores, Inc.	238,800	10,464
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	39,400	1,236
Unilever NV	35,000	2,496
Total Common Stocks (cost: $764,239)		903,615

	Principal	Value
SECURITY LENDING COLLATERAL (11.2%)
Debt (9.2%)
Bank Notes (0.6%)
Bank of America
3.77%, due 10/18/2005 *	$1,011	$1,011
3.77%, due 11/28/2005 *	1,177	1,177
3.81%, due 08/10/2006 *	1,162	1,162

Bear Stearns & Co.
4.07%, due 12/06/2005 *	$505	$505
4.07%, due 03/07/2006 *	1,516	1,516
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	505	505
Certificates Of Deposit (0.6%)
Barclays
3.70%, due 01/17/2006 *	2,274	2,274
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	549	549
3.99%, due 05/18/2006 *	1,263	1,263
Rabobank Nederland
3.94%, due 05/31/2006 *	1,263	1,263
Commercial Paper (1.4%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	1,004	1,004
Grampian Funding LLC-144A
3.76%, due 10/13/2005	246	246
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	1,054	1,054
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	758	758
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	3,284	3,284
4.01%, due 12/09/2005 *	3,183	3,183
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	1,119	1,119
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	751	751
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	505	505
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	1,003	1,003
Euro Dollar Overnight (1.3%)
Barclays
3.62%, due 10/03/2005	1,516	1,516
Fortis Bank
3.81%, due 10/07/2005	1,011	1,011
Societe Generale
3.78%, due 10/03/2005	2,021	2,021
3.80%, due 10/04/2005	1,263	1,263
Svenska Handlesbanken
3.88%, due 10/03/2005	3,806	3,806
Wells Fargo
3.75%, due 10/07/2005	2,526	2,526
Euro Dollar Terms (2.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	3,406	3,406
3.77%, due 10/31/2005	2,021	2,021
Barclays
3.70%, due 10/14/2005	758	758
Branch Banker &Trust
3.84%, due 11/22/2005	2,526	2,526
Citigroup
3.87%, due 12/21/2005	2,526	2,526
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	2,526	2,526
Harris Trust & Savings Bank
3.75%, due 10/21/2005	4,016	4,016
Royal Bank of Canada
3.83%, due 11/22/2005	2,526	2,526
Royal Bank of Scotland
3.76%, due 11/01/2005	2,779	2,779

Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	$202	$202
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $5,640 on 10/03/2005	5,638	5,638
Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $12,095 on 10/03/2005	12,091	12,091
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $116 on 10/03/2005	116	116
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $7,752 on 10/03/2005	7,750	7,750
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $1,674 on 10/03/2005	1,674	1,674

	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds
1-day yield of 3.68%	1,010,492	$1,010
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	7,697,814	7,698
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,338,738	1,339
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	8,772,617	8,773
Total Security Lending Collateral (cost: $105,650)		105,650

Total Investment Securities (cost: $873,344)		$1,013,822

SUMMARY:
Investments, at value	107.5%	$1,013,822
Liabilities in excess of other assets	(7.5)%	(71,110)
Net assets	100.0%	$942,712

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $100,505.
‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $27,814, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $6,440 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Apparel & Accessory Stores (1.4%)
Kohl’s Corp. ‡	85,500	$4,290
Beverages (0.8%)
Coca-Cola Co. (The)	28,200	1,218
PepsiCo, Inc.	22,900	1,299
Business Services (2.0%)
Cendant Corp. †	171,000	3,529
eBay, Inc. ‡	12,800	527
First Data Corp.	58,000	2,320
Chemicals & Allied Products (0.8%)
Monsanto Co.	42,200	2,648
Commercial Banks (7.9%)
Anglo Irish Bank Corp. PLC	172,500	2,366
Citigroup, Inc.	191,408	8,713
Northern Trust Corp.	66,300	3,351
State Street Corp.	102,200	5,000
UBS AG	63,600	5,427
Communication (2.6%)
Comcast Corp.- Special Class A ‡	86,100	2,478
Crown Castle International Corp. ‡	103,000	2,537
Liberty Media Corp.-Class A ‡	401,456	3,232
Communications Equipment (2.8%)
Corning, Inc. ‡	210,900	4,077
Nokia OYJ	119,300	2,005
QUALCOMM, Inc.	54,500	2,439
Research In Motion, Ltd. ‡	2,300	157
Computer & Data Processing Services (9.3%)
Affiliated Computer Services, Inc.-Class A ‡	38,400	2,097
Automatic Data Processing, Inc.	77,400	3,331
Electronic Arts, Inc. ‡	9,700	552
Fiserv, Inc. ‡	46,600	2,138
Google, Inc.-Class A ‡	8,000	2,532
Juniper Networks, Inc. ‡	68,900	1,639
Mercury Interactive Corp. ‡	29,900	1,184
Microsoft Corp.	378,300	9,734
Oracle Corp. ‡	247,400	3,065
Yahoo!, Inc. ‡	94,200	3,188
Computer & Office Equipment (3.0%)
Cisco Systems, Inc. ‡	68,400	1,226
Dell, Inc. ‡	177,600	6,074
EMC Corp. ‡	175,800	2,275
Cosmetics/Personal Care (1.1%)
Gillette Co. (The)	61,700	3,591
Department Stores (0.5%)
Wal-Mart de Mexico SA de CV-Class V	143,500	729
Wal-Mart de Mexico SA, Sponsored ADR	16,900	859
Drug Stores & Proprietary Stores (0.7%)
Walgreen Co.	50,700	2,203
Educational Services (1.2%)
Apollo Group, Inc.-Class A ‡	58,700	3,897
Electronic & Other Electric Equipment (4.3%)
General Electric Co.	298,900	10,064
Harman International Industries, Inc.	15,900	1,626
Samsung Electronics Co., Ltd.	3,230	1,824

Electronic Components & Accessories (5.5%)
Analog Devices, Inc. †	104,700	$3,889
ASML Holding NV ‡	40,100	660
Intel Corp. †	180,500	4,449
Marvell Technology Group, Ltd. ‡	43,200	1,992
Maxim Integrated Products, Inc.	39,900	1,702
Tyco International, Ltd. †	74,544	2,076
Xilinx, Inc. †	87,500	2,437
Entertainment (0.7%)
International Game Technology	84,000	2,268
Health Services (1.0%)
Caremark Rx, Inc. ‡	41,800	2,087
Quest Diagnostics, Inc.	20,500	1,036
Hotels & Other Lodging Places (0.9%)
MGM Mirage, Inc. ‡	15,500	678
Wynn Resorts, Ltd. ‡ †	49,400	2,230
Industrial Machinery & Equipment (1.9%)
Baker Hughes, Inc. †	63,800	3,808
Deere & Co.	34,900	2,136
Instruments & Related Products (1.8%)
Danaher Corp. †	104,800	5,641
Insurance (6.9%)
ACE, Ltd.	14,800	697
American International Group, Inc.	116,200	7,200
UnitedHealth Group, Inc.	143,900	8,087
WellPoint, Inc. ‡	77,100	5,846
Insurance Agents, Brokers & Service (1.4%)
Hartford Financial Services Group, Inc. (The)	43,400	3,349
Marsh & McLennan Cos., Inc.	36,800	1,118
Life Insurance (0.4%)
Genworth Financial, Inc.-Class A †	43,000	1,386
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	87,700	3,345
Management Services (1.7%)
Accenture, Ltd.-Class A ‡	204,500	5,207
Medical Instruments & Supplies (2.7%)
Biomet, Inc.	62,900	2,183
Medtronic, Inc.	56,500	3,030
St. Jude Medical, Inc. ‡	18,400	861
Stryker Corp.	36,000	1,779
Zimmer Holdings, Inc. ‡	9,300	641
Metal Mining (0.9%)
BHP Billiton, Ltd.	170,300	2,892
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp.	34,400	1,135
Motion Pictures (2.0%)
Discovery Holding Co.-Class A ‡	46,045	665
News Corp., Inc.-Class A	213,700	3,332
Time Warner, Inc.	129,900	2,352
Oil & Gas Extraction (1.5%)
Schlumberger, Ltd. †	56,500	4,767
Personal Credit Institutions (1.2%)
SLM Corp.	69,200	3,712
Petroleum Refining (3.1%)
Exxon Mobil Corp.	59,890	3,805
Murphy Oil Corp.	19,500	972
Total SA	17,800	4,873
Pharmaceuticals (6.8%)
Amgen, Inc. ‡	63,200	5,035
Genentech, Inc. ‡	28,400	2,392
Gilead Sciences, Inc. ‡	58,400	2,848
Johnson & Johnson	42,500	2,689
Novartis AG	55,300	2,816

Pfizer, Inc.	97,395	$2,432
Roche Holding AG-Genusschein	10,800	1,506
Sepracor, Inc. ‡ †	17,400	1,026
Teva Pharmaceutical Industries, Ltd., ADR †	20,700	692
Printing & Publishing (0.5%)
Scripps (E.W.) Co. (The)	29,100	1,454
Radio & Television Broadcasting (0.8%)
Univision Communications, Inc.-Class A ‡ †	95,500	2,534
Radio, Television & Computer Stores (0.8%)
Best Buy Co., Inc.	55,950	2,436
Retail Trade (0.4%)
Petsmart, Inc. †	61,500	1,339
Rubber & Misc. Plastic Products (0.6%)
NIKE, Inc.-Class B	22,600	1,846
Security & Commodity Brokers (5.3%)
American Express Co.	84,100	4,831
Ameritrade Holding Corp. ‡ †	67,200	1,443
Charles Schwab Corp. (The)	183,300	2,645
Franklin Resources, Inc.	23,400	1,965
Goldman Sachs Group, Inc. (The)	12,400	1,508
Legg Mason, Inc.	12,000	1,316
Merrill Lynch & Co., Inc.	48,000	2,945
Shoe Stores (0.4%)
Inditex SA	41,300	1,216
Telecommunications (3.4%)
America Movil SA de CV-Class L, ADR †	100,500	2,645
Rogers Communications, Inc.-Class B	54,800	2,162
Sprint Nextel Corp.	109,283	2,599
TELUS Corp.	23,700	992
TELUS Corp. Non Voting Shares	27,100	1,104
Vodafone Group PLC	483,904	1,262
Transportation & Public Utilities (0.1%)
Expedia, Inc. ‡ †	22,199	440
Trucking & Warehousing (0.1%)
United Parcel Service, Inc.-Class B	6,200	429
Variety Stores (3.3%)
Target Corp.	65,900	3,422
Wal-Mart Stores, Inc.	155,900	6,832
Water Transportation (1.2%)
Carnival Corp.	78,200	3,908
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	60,100	1,885
Total Common Stocks (cost: $258,124)		308,358

	Principal	Value
SECURITY LENDING COLLATERAL (10.8%)
Debt (8.9%)
Bank Notes (0.6%)
Bank of America
3.77%, due 10/18/2005 *	$325	$325
3.77%, due 11/28/2005 *	378	378
3.81%, due 08/10/2006 *	373	373
Bear Stearns & Co.
4.07%, due 12/06/2005 *	162	162
4.07%, due 03/07/2006 *	487	487
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	162	162
Certificates Of Deposit (0.6%)
Barclays
3.70%, due 01/17/2006 *	731	731
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	176	176
3.99%, due 05/18/2006 *	406	406
Rabobank Nederland
3.94%, due 05/31/2006 *	406	406

Commercial Paper (1.3%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$323	$323
Grampian Funding LLC-144A
3.76%, due 10/13/2005	79	79
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	339	339
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	244	244
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,055	1,055
4.01%, due 12/09/2005 *	1,023	1,023
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	360	360
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	241	241
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	162	162
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	322	322
Euro Dollar Overnight (1.2%)
Barclays
3.62%, due 10/03/2005	487	487
Fortis Bank
3.81%, due 10/07/2005	325	325
Societe Generale
3.78%, due 10/03/2005	649	649
3.80%, due 10/04/2005	406	406
Svenska Handlesbanken
3.88%, due 10/03/2005	1,223	1,223
Wells Fargo
3.75%, due 10/07/2005	812	812
Euro Dollar Terms (2.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,094	1,094
3.77%, due 10/31/2005	649	649
Barclays
3.70%, due 10/14/2005	244	244
Branch Banker &Trust
3.84%, due 11/22/2005	812	812
Citigroup
3.87%, due 12/21/2005	812	812
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	812	812
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,291	1,291
Royal Bank of Canada
3.83%, due 11/22/2005	812	812
Royal Bank of Scotland
3.76%, due 11/01/2005	893	893
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	65	65

Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,812 on 10/03/2005	$1,812	$1,812
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,887 on 10/03/2005	3,885	3,885
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $37 on 10/03/2005	37	37
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,491 on 10/03/2005	2,490	2,490
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $538 on 10/03/2005	538	538

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds
1-day yield of 3.68%	324,714	$325
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	2,473,635	2,474
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	430,193	430
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	2,819,015	2,819
Total Security Lending Collateral (cost: $33,950)		33,950

Total Investment Securities (cost: $292,074)		$342,308

SUMMARY:
Investments, at value	108.6%	$342,308
Liabilities in excess of other assets	(8.6)%	(27,112)
Net assets	100.0%	$315,196

NOTES TO SCHEDULE OF INVESTMENTS:
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $32,786.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $8,938, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $2,070 or .7% of the net assets of the Fund.

ADR	American Depositary Receipt

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Wholesale Trade Durable Goods (0.0%)
Timco Aviation Services, Inc.
8.00%, due 01/02/2007	$—	$—	☐
Total Corporate Debt Securities (cost: $0)		—

	Shares	Value
COMMON STOCKS (99.0%)
Air Transportation (1.4%)
Airtran Holdings, Inc. ‡ †	32,400	$410
Frontier Airlines, Inc. ‡ †	77,200	755
Skywest, Inc.	130,300	3,495
Amusement & Recreation Services (1.4%)
International Speedway Corp.-Class A	7,000	367
Station Casinos, Inc.	47,000	3,119
WMS Industries, Inc. ‡ †	37,500	1,055
Apparel & Accessory Stores (1.8%)
Christopher & Banks Corp.	38,700	537
HOT Topic, Inc. ‡	56,200	863
Pacific Sunwear of California, Inc. ‡ †	68,693	1,473
Ross Stores, Inc.	25,500	604
Talbots, Inc.	14,400	431
Urban Outfitters, Inc. ‡ †	71,800	2,111
Apparel Products (0.7%)
Gymboree Corp. ‡	59,400	810
Quiksilver, Inc. ‡	94,000	1,358
Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group ‡	27,000	909
Automotive (0.9%)
Oshkosh Truck Corp.	65,322	2,819
Automotive Dealers & Service Stations (1.1%)
MarineMax, Inc. ‡	45,200	1,152
O’Reilly Automotive, Inc. ‡	84,800	2,390
Beverages (0.1%)
Boston Beer Co., Inc.-Class A ‡	12,700	317
Business Services (3.5%)
Aptimus, Inc. ‡ †	41,100	573
ChoicePoint, Inc. ‡	43,200	1,865
Computer Programs & Systems, Inc.	95,400	3,295
Getty Images, Inc. ‡ †	22,700	1,953
Heartland Payment Systems, Inc. ‡	5,900	141
Iron Mountain, Inc. ‡ †	38,450	1,411
Jupitermedia Corp. ‡ †	78,700	1,394
MoneyGram International, Inc.	25,400	551
SupportSoft, Inc. ‡	64,000	323
Commercial Banks (1.9%)
Amegy Bancorp, Inc.	15,600	353
Boston Private Financial Holdings, Inc.	45,900	1,218
East-West Bancorp, Inc.	30,100	1,025
Investors Financial Services Corp.	26,400	869
SVB Financial Group ‡ †	23,900	1,162
UCBH Holdings, Inc.	93,400	1,711

Communication (0.6%)
Global Payments, Inc.	23,960	$1,862
Insight Communications Co., Inc. ‡	14,100	164
Communications Equipment (1.5%)
Inter-Tel, Inc.	75,700	1,590
Lifeline Systems Inc. ‡	7,600	254
Plantronics, Inc. †	58,000	1,787
Polycom, Inc. ‡	36,412	589
Powerwave Technologies, Inc. ‡ †	58,700	763
Computer & Data Processing Services (12.1%)
Activision, Inc. ‡	103,333	2,113
Actuate Corp. ‡	126,500	320
Agile Software Corp. ‡	131,800	945
Avocent Corp. ‡	7,850	248
Blue Coat Systems, Inc. ‡	29,200	1,270
Borland Software Corp. ‡	75,300	438
CACI International, Inc.-Class A ‡	27,100	1,642
CNET Networks, Inc. ‡ †	81,900	1,111
Cognex Corp.	39,900	1,200
Cognizant Technology Solutions Corp. ‡	29,000	1,351
Cybersource Corp. ‡	45,100	297
Digital Insight Corp. ‡	66,600	1,736
Earthlink, Inc. ‡	20,000	214
F5 Networks, Inc. ‡	29,900	1,300
Factset Research Systems, Inc. †	27,450	967
Fair Isaac Corp.	58,834	2,636
Filenet Corp. ‡	25,100	700
Global Cash Access, Inc. ‡ †	31,800	448
Hyperion Solutions Corp. ‡	45,800	2,228
Informatica Corp. ‡	93,500	1,124
Inforte Corp.	275,900	1,156
Jack Henry & Associates, Inc.	37,700	731
Jamdat Mobile, Inc. ‡ †	23,300	489
Kenexa Corp. ‡	16,200	203
Macromedia, Inc. ‡	30,100	1,224
MatrixOne, Inc. ‡	175,100	921
Mercury Interactive Corp. ‡	3,800	150
Motive, Inc. ‡	68,900	437
MTC Technologies, Inc. ‡	50,800	1,625
NAVTEQ Corp. ‡	7,400	370
NetIQ Corp. ‡	26,700	327
Open Solutions, Inc. ‡	20,300	443
Packeteer, Inc. ‡	81,000	1,017
Quest Software, Inc. ‡	22,900	345
Radiant Systems, Inc. ‡	63,650	657
Red Hat, Inc. ‡ †	51,400	1,089
RightNow Technologies, Inc. ‡ †	74,500	1,097
RSA Security, Inc. ‡	34,400	437
Serena Software, Inc. ‡	40,500	807
SI International, Inc. ‡	10,300	319
SkillSoft PLC, ADR ‡	20,500	94
SRA International, Inc.-Class A ‡	73,900	2,622
Websense, Inc. ‡	25,600	1,311

Computer & Office Equipment (1.4%)
Maxtor Corp. ‡	62,000	$273
Sandisk Corp. ‡	28,800	1,390
ScanSource, Inc. ‡	25,600	1,248
Symbol Technologies, Inc.	9	—	☐
Zebra Technologies Corp.-Class A ‡ †	47,025	1,838
Construction (0.7%)
Insituform Technologies, Inc.-Class A ‡	26,400	456
MDC Holdings, Inc.	22,895	1,806
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. ‡	116,500	431
Educational Services (1.6%)
Apollo Group, Inc.-Class A ‡	11,188	743
Corinthian Colleges, Inc. ‡	49,900	662
Education Management Corp. ‡	72,900	2,350
ITT Educational Services, Inc. ‡ †	32,800	1,619
Electrical Goods (0.4%)
Hughes Supply, Inc.	40,000	1,304
Electronic & Other Electric Equipment (0.9%)
Aeroflex, Inc. ‡	189,300	1,772
Harman International Industries, Inc.	7,000	716
SBS Technologies, Inc. ‡	43,400	418
Electronic Components & Accessories (5.7%)
Advanced Energy Industries, Inc. ‡	118,200	1,272
AMIS Holdings, Inc. ‡	33,900	402
ATMI, Inc. ‡	23,500	728
Ceradyne, Inc. ‡ †	29,300	1,075
Color Kinetics, Inc. ‡	68,100	1,021
Cymer, Inc. ‡ †	42,200	1,322
Dolby Laboratories, Inc.-Class A ‡	21,800	349
Exar Corp. ‡	41,700	585
Integrated Device Technology, Inc. ‡	53,820	578
Integrated Silicon Solutions, Inc. ‡	89,300	750
Intersil Corp.-Class A	65,560	1,428
Lattice Semiconductor Corp. ‡	43,700	187
Mercury Computer Systems, Inc. ‡	45,900	1,205
Micrel, Inc. ‡	26,700	300
Microchip Technology, Inc.	6,637	200
Omnivision Technologies, Inc. ‡ †	50,000	631
Pericom Semiconductor Corp. ‡	47,100	416
Semtech Corp. ‡	49,000	807
Silicon Storage Technology, Inc. ‡	80,200	431
Skyworks Solutions, Inc. ‡	40,300	283
Tessera Technologies, Inc. ‡	8,000	239
Triquint Semiconductor, Inc. ‡	69,861	246
TTM Technologies, Inc. ‡	179,300	1,282
Varian Semiconductor Equipment Associates, Inc. ‡ †	38,200	1,619
Virage Logic Corp. ‡	62,900	487
Zoran Corp. ‡	81,682	1,168
Environmental Services (1.0%)
Stericycle, Inc. ‡	32,600	1,863
Waste Connections, Inc. ‡	36,650	1,286
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc.	22,600	885
Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. ‡ †	11,600	355
Food Stores (0.2%)
Whole Foods Market, Inc.	3,800	511
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. ‡	26,600	1,020

Health Services (6.0%)
Amedisys, Inc. ‡ †	33,200	$1,295
Amsurg Corp. ‡	8,700	238
Community Health Systems, Inc. ‡	24,600	955
Coventry Health Care, Inc. ‡	33,700	2,899
DaVita, Inc. ‡	53,100	2,446
Gentiva Health Services, Inc. ‡	52,100	944
LCA-Vision, Inc.	12,600	468
LifePoint Hospitals, Inc. ‡	22,900	1,001
Manor Care, Inc.	23,700	910
Matria Healthcare, Inc. ‡	31,750	1,199
Omnicare, Inc.	48,600	2,733
Renal Care Group, Inc. ‡	22,100	1,046
Symbion, Inc. ‡ †	49,000	1,268
Triad Hospitals, Inc. ‡	15,100	684
United Surgical Partners International, Inc. ‡	46,800	1,830
Holding & Other Investment Offices (0.8%)
Affiliated Managers Group ‡ †	28,800	2,086
First Marblehead Corp. (The) †	24,400	620
Industrial Machinery & Equipment (2.7%)
Actuant Corp.-Class A	41,500	1,942
Axcelis Technologies, Inc. ‡	38,000	198
Brooks Automation, Inc. ‡ †	14,800	197
Engineered Support Systems, Inc.	62,900	2,581
Entegris, Inc. ‡	75,800	857
FMC Technologies, Inc. ‡	19,800	834
National Oilwell Varco, Inc. ‡	9,338	614
Oil States International, Inc. ‡ †	42,900	1,558
Instruments & Related Products (3.2%)
Anaren, Inc. ‡	14,800	209
Cohu, Inc.	35,600	842
Cyberoptics Corp. ‡	152,600	2,126
Dionex Corp. ‡	9,450	513
Flir Systems, Inc. ‡	71,200	2,106
Fossil, Inc. ‡ †	91,012	1,655
Herley Industries, Inc. ‡	18,200	339
II-VI, Inc. ‡	30,500	541
Mine Safety Appliances Co.	21,500	832
Orbotech, Ltd. ‡	33,200	831
Rudolph Technologies, Inc. ‡	9,300	125
Varian, Inc. ‡	14,600	501
Insurance (1.8%)
Max Reinsurance Capital, Ltd.	39,600	982
RenaissanceRe Holdings, Ltd.	16,100	704
Stancorp Financial Group, Inc.	15,100	1,271
Triad Guaranty, Inc. ‡ †	14,000	549
WellChoice, Inc. ‡	31,100	2,360
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	17,300	860
Leather & Leather Products (0.2%)
Timberland Co.-Class A ‡	19,400	655
Management Services (2.3%)
Corporate Executive Board Co.	48,700	3,798
Navigant Consulting, Inc. ‡	34,300	657
Resources Connection, Inc. ‡ †	104,800	3,105
Manufacturing Industries (0.4%)
Daktronics, Inc.	23,600	566
Shuffle Master, Inc. ‡ †	35,050	926

Medical Instruments & Supplies (7.5%)
Advanced Neuromodulation Systems, Inc. ‡	31,400	$1,490
Armor Holdings, Inc. ‡ †	23,400	1,006
Arthocare Corp. ‡	27,000	1,086
Aspect Medical Systems, Inc. ‡ †	58,200	1,724
DENTSPLY International, Inc.	26,700	1,442
Hologic, Inc. ‡	21,700	1,253
ICU Medical, Inc. ‡ †	48,000	1,380
Inamed Corp. ‡	29,850	2,259
Integra LifeSciences Holdings Corp. ‡	27,700	1,060
Kyphon, Inc. ‡ †	25,300	1,112
Mentor Corp.	23,500	1,293
Merit Medical Systems, Inc. ‡	34,700	616
Respironics, Inc. ‡	77,200	3,256
Steris Corp.	77,800	1,851
Techne Corp. ‡ †	32,900	1,875
Thoratec Corp. ‡ †	88,500	1,572
Wright Medical Group, Inc. ‡ †	17,000	420
Motion Pictures (1.2%)
Avid Technology, Inc. ‡ †	77,479	3,208
Macrovision Corp. ‡	34,500	659
Oil & Gas Extraction (6.0%)
Atwood Oceanics, Inc. ‡	5,500	463
Bill Barrett Corp. ‡	45,000	1,657
Cabot Oil & Gas Corp.	44,600	2,253
CAL Dive International, Inc. ‡	40,900	2,593
Comstock Resources, Inc. ‡	88,900	2,917
Forest Oil Corp. ‡	23,100	1,204
Global Industries, Ltd. ‡	38,300	565
Grey Wolf, Inc. ‡	52,700	444
Helmerich & Payne, Inc.	13,500	815
Patterson-UTI Energy, Inc.	49,600	1,790
Spinnaker Exploration Co. ‡	30,100	1,947
Stone Energy Corp. ‡	20,700	1,264
Unit Corp. ‡	37,000	2,045
Personal Services (0.1%)
Jackson Hewitt Tax Service, Inc.	20,300	485
Pharmaceuticals (6.8%)
Abgenix, Inc. ‡	43,500	552
Alkermes, Inc. ‡ †	48,800	820
Amylin Pharmaceuticals, Inc. ‡ †	21,900	762
Andrx Corp. ‡	16,700	258
Bradley Pharmaceuticals, Inc. ‡ †	17,900	195
Celgene Corp. ‡	12,000	652
Cephalon, Inc. ‡ †	11,614	539
Charles River Laboratories International, Inc. ‡	25,400	1,108
Digene Corp. ‡	72,400	2,063
Henry Schein, Inc. ‡	10,600	452
ICOS Corp. ‡	12,400	342
Idexx Laboratories, Inc. ‡	9,600	642
Inkine Pharmaceutical Co. ‡	275,900	1,007
Invitrogen Corp. ‡	23,600	1,775
Martek Biosciences Corp. ‡ †	32,800	1,152
Medicines Co. ‡	51,300	1,180
Medicis Pharmaceutical Corp.-Class A †	53,500	1,742
Neurocrine Biosciences, Inc. ‡ †	26,400	1,299
Noven Pharmaceuticals, Inc. ‡	64,000	896
Par Pharmaceutical Cos., Inc. ‡ †	9,300	248
Priority Healthcare Corp.-Class B ‡ †	17,500	488
Protein Design Labs, Inc. ‡ †	110,800	3,102
Taro Pharmaceuticals Industries ‡ †	23,900	615
Vertex Pharmaceuticals, Inc. ‡	25,150	562

Primary Metal Industries (0.3%)
Lone Star Technologies, Inc. ‡	3,300	$183
Steel Dynamics, Inc. †	20,900	710
Printing & Publishing (0.3%)
Scholastic Corp. ‡	17,800	658
Valassis Communications, Inc. ‡	11,300	440
Radio & Television Broadcasting (0.9%)
COX Radio, Inc.-Class A ‡	34,200	520
Entercom Communications Corp. ‡	21,100	667
Radio One, Inc.-Class D ‡	75,400	992
Regent Communications, Inc. ‡	78,200	411
Spanish Broadcasting System, Inc.-Class A ‡	58,800	422
Radio, Television & Computer Stores (0.3%)
GameStop Corp.-Class A ‡ †	29,000	913
Research & Testing Services (1.9%)
Advisory Board Co. (The) ‡	76,600	3,986
Gen-Probe, Inc. ‡	11,100	549
Incyte Corp. ‡	88,000	414
Pharmaceutical Product Development, Inc. ‡	24,000	1,380
Residential Building Construction (0.5%)
Toll Brothers, Inc. ‡ †	40,800	1,823
Restaurants (2.2%)
BJ’s Restaurants, Inc. ‡	40,000	817
CEC Entertainment, Inc. ‡	33,900	1,077
Cheesecake Factory (The) ‡ †	28,200	881
PF Chang’s China Bistro, Inc. ‡ †	35,100	1,574
Rare Hospitality International, Inc. ‡	61,375	1,577
Sonic Corp. ‡	45,662	1,249
Retail Trade (2.2%)
AC Moore Arts & Crafts, Inc. ‡ †	92,500	1,774
Coldwater Creek, Inc. ‡	67,200	1,695
Hibbett Sporting Goods, Inc. ‡	65,100	1,448
Marvel Entertainment, Inc. ‡ †	34,500	617
Michaels Stores, Inc.	33,100	1,094
Petsmart, Inc. †	22,600	492
Zumiez, Inc. ‡	9,900	323
Rubber & Misc. Plastic Products (0.2%)
Trex Co., Inc. ‡ †	21,500	516
Savings Institutions (0.1%)
IndyMac Bancorp, Inc.	7,800	309
Security & Commodity Brokers (1.1%)
Eaton Vance Corp.	37,600	933
Greenhill & Co., Inc. †	9,900	413
Legg Mason, Inc.	8,600	943
Raymond James Financial, Inc.	37,700	1,211
Social Services (0.6%)
Bright Horizons Family Solutions, Inc. ‡	53,000	2,035
Stone, Clay & Glass Products (0.5%)
Gentex Corp. †	90,800	1,580
Telecommunications (2.5%)
Adtran, Inc.	64,900	2,044
Alamosa Holdings, Inc. ‡	10,700	183
Nextel Partners, Inc.-Class A ‡	129,700	3,255
NII Holdings, Inc.-Class B ‡	14,700	1,241
Novatel Wireless, Inc. ‡ †	9,500	137
Ubiquitel, Inc. ‡	68,600	600
Wireless Facilities, Inc. ‡	121,300	704
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	38,900	3,023

Transportation Equipment (0.2%)
Thor Industries, Inc.	24,500	$833
Trucking & Warehousing (1.1%)
Forward Air Corp.	28,200	1,039
Old Dominion Freight Line, Inc. ‡	44,950	1,505
US Xpress Enterprises, Inc.-Class A ‡	31,000	361
Werner Enterprises, Inc.	40,600	702
Variety Stores (0.2%)
Fred’s, Inc. †	60,550	757
Wholesale Trade Durable Goods (2.3%)
Cytyc Corp. ‡ †	54,000	1,450
Insight Enterprises, Inc. ‡	56,000	1,042
Interline Brands, Inc. ‡	7,300	153
Patterson Cos., Inc. ‡	27,700	1,109
Reliance Steel & Aluminum Co.	7,900	418
SCP Pool Corp.	50,387	1,760
Symyx Technologies, Inc. ‡	54,700	1,429
West Marine, Inc. ‡ †	18,400	272
Wholesale Trade Nondurable Goods (1.4%)
SunOpta, Inc. ‡ †	291,600	1,417
Tractor Supply Co. ‡	22,600	1,032
United Natural Foods, Inc. ‡	63,200	2,235
Total Common Stocks (cost: $265,913)		327,182

	Principal	Value
SECURITY LENDING COLLATERAL (20.2%)
Debt (16.6%)
Bank Notes (1.1%)
Bank of America
3.77%, due 10/18/2005 *	$639	$639
3.77%, due 11/28/2005 *	745	745
3.81%, due 08/10/2006 *	735	735
Bear Stearns & Co.
4.07%, due 12/06/2005 *	320	320
4.07%, due 03/07/2006 *	959	959
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	320	320
Certificates Of Deposit (1.0%)
Barclays
3.70%, due 01/17/2006 *	1,438	1,438
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	347	347
3.99%, due 05/18/2006 *	799	799
Rabobank Nederland
3.94%, due 05/31/2006 *	799	799
Commercial Paper (2.5%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	635	635
Grampian Funding LLC-144A
3.76%, due 10/13/2005	156	156
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	667	667
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	479	479
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	2,078	2,078
4.01%, due 12/09/2005 *	2,014	2,014

Paradigm Funding LLC-144A
3.77%, due 10/17/2005	$708	$708
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	475	475
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	320	320
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	634	634
Euro Dollar Overnight (2.3%)
Barclays
3.62%, due 10/03/2005	959	959
Fortis Bank
3.81%, due 10/07/2005	639	639
Societe Generale
3.78%, due 10/03/2005	1,279	1,279
3.80%, due 10/04/2005	799	799
Svenska Handlesbanken
3.88%, due 10/03/2005	2,408	2,408
Wells Fargo
3.75%, due 10/07/2005	1,598	1,598
Euro Dollar Terms (4.4%)
Bank of Nova Scotia
3.66%, due 10/11/2005	2,155	2,155
3.77%, due 10/31/2005	1,279	1,279
Barclays
3.70%, due 10/14/2005	479	479
Branch Banker &Trust
3.84%, due 11/22/2005	1,598	1,598
Citigroup
3.87%, due 12/21/2005	1,598	1,598
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,598	1,598
Harris Trust & Savings Bank
3.75%, due 10/21/2005	2,541	2,541
Royal Bank of Canada
3.83%, due 11/22/2005	1,598	1,598
Royal Bank of Scotland
3.76%, due 11/01/2005	1,758	1,758
Promissory Notes (0.1%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	128	128
Repurchase Agreements (5.2%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,568 on 10/03/2005	3,567	3,567
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $7,652 on 10/03/2005	7,649	7,649
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $73 on 10/03/2005	73	73
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $4,904 on 10/03/2005	4,903	4,903
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,059 on 10/03/2005	1,059	1,059

	Shares	Value
Investment Companies (3.6%)
Money Market Funds (3.6%)
American Beacon Funds
1-day yield of 3.68%	639,277	$639
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	4,869,942	4,870
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	846,939	847
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	5,549,906	5,550
Total Security Lending Collateral (cost: $66,838)		66,838

Total Investment Securities (cost: $332,751)		$394,020

SUMMARY:
Investments, at value	119.2%	$394,020
Liabilities in excess of other assets	(19.2)%	(63,384)
Net assets	100.0%	$330,636

NOTES TO SCHEDULE OF INVESTMENTS:

☐	Value is less than $1.
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $64,117.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $17,596, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $4,074 or 1.2% of the net assets of the Fund.

ADR	American Depositary Receipt

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Australia (1.2%)
Alumina, Ltd.	433,864	$2,023
BHP Billiton, Ltd.	94,809	1,610
National Australia Bank, Ltd.	147,430	3,719
Brazil (1.1%)
Cia Vale do Rio Doce, ADR †	77,540	3,401
Empresa Brasileira de Aeronautica SA, ADR	45,450	1,754
Tele Norte Leste Participacoes SA, ADR	96,770	1,600
Canada (1.0%)
Alcan, Inc.	65,970	2,097
BCE, Inc. †	130,940	3,593
Cayman Islands (0.9%)
ACE, Ltd.	64,140	3,019
XL Capital, Ltd.-Class A †	37,560	2,555
Denmark (1.0%)
Vestas Wind Systems A/S † ‡	237,683	5,760
Finland (1.3%)
Stora Enso OYJ-Class R	279,370	3,853
UPM-Kymmene OYJ	181,140	3,636
France (3.5%)
Accor SA	53,380	2,704
AXA	130,690	3,598
Michelin (C.G.D.E.)-Class B	43,284	2,550
Sanofi-Aventis	45,495	3,771
Suez SA, ADR †	100,750	2,924
Total SA	11,907	3,260
Valeo SA †	42,693	1,780
Germany (2.5%)
BASF AG, ADR	32,430	2,445
Bayerische Motoren Werke AG	63,640	2,997
Deutsche Post AG	179,890	4,220
E.ON AG, ADR	113,160	3,480
Muenchener Rueckversicherungs AG	13,040	1,493
Siemens AG	3,825	296
Hong Kong (0.9%)
Cheung Kong Holdings, Ltd.	287,000	3,241
Hutchison Whampoa, Ltd.	208,000	2,152
Israel (0.5%)
Check Point Software Technologies, Ltd. ‡	113,825	2,768
Italy (0.8%)
ENI SpA, ADR †	33,360	4,941

Japan (6.0%)
East Japan Railway Co.	441	$2,523
Fuji Photo Film Co., Ltd.	60,800	2,008
Hitachi, Ltd.	537,000	3,409
KDDI Corp.	429	2,424
Konica Minolta Holdings, Inc.	222,500	2,027
Mabuchi Motor Co., Ltd. †	37,100	1,834
Nintendo Co., Ltd.	33,000	3,857
Nippon Telegraph & Telephone Corp.	661	3,256
Nomura Holdings, Inc.	112,400	1,747
Olympus Corp. †	102,300	2,271
Sompo Japan Insurance, Inc.	278,000	3,689
Sony Corp., ADR †	80,860	2,684
Takeda Pharmaceutical Co., Ltd. †	59,800	3,569
Mexico (0.5%)
Telefonos de Mexico SA de CV-Class L, ADR	134,640	2,864
Netherlands (2.6%)
Akzo Nobel NV, ADR	74,950	3,272
ING Groep NV	104,800	3,131
ING Groep NV, ADR	12,000	357
Koninklijke Philips Electronics NV	118,860	3,168
Reed Elsevier NV	271,040	3,751
VNU NV †	49,880	1,572
Norway (0.6%)
Telenor ASA	418,250	3,750
Portugal (0.5%)
Portugal Telecom SGPS SA	312,630	2,864
Singapore (0.6%)
DBS Group Holdings, Ltd.	335,000	3,134
DBS Group Holdings, Ltd., ADR	5,790	217
South Korea (3.0%)
Kookmin Bank, ADR †	60,300	3,573
Korea Electric Power Corp., ADR †	112,630	1,995
KT Corp., ADR †	140,595	3,163
Samsung Electronics Co., Ltd., GDR †	20,680	5,883
Samsung Electronics Co., Ltd., GDR - 144A †	770	219
SK Telecom Co., Ltd., ADR †	128,965	2,817
Spain (2.1%)
Banco Santander Central Hispano SA	293,254	3,864
Iberdrola SA	58,350	1,635
Repsol YPF SA	127,132	4,132
Telefonica SA	177,188	2,909
Sweden (3.1%)
Atlas Copco AB-Class A	176,460	3,427
Electrolux AB-Class B	94,680	2,225
Nordic Baltic Holding, FDR	354,340	3,537
Securitas AB-Class B	260,280	4,044
Svenska Cellulosa AB-Class B †	67,040	2,356
Volvo AB-Class B †	59,520	2,601

Switzerland (2.9%)
Lonza Group AG †	53,290	$3,158
Nestle SA, ADR	52,240	3,839
Novartis AG, ADR	77,810	3,968
Swiss Reinsurance †	48,960	3,228
UBS AG	32,250	2,752
UBS AG (Foreign Registered)	3,480	298
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd., ADR	145,820	2,699
United Kingdom (10.8%)
Alliance Unichem PLC	176,210	2,700
BAE Systems PLC	709,780	4,311
Boots Group PLC	240,270	2,585
BP PLC, ADR	64,160	4,546
British Airways PLC ‡	340,030	1,760
British Sky Broadcasting PLC	338,890	3,359
Cadbury Schweppes PLC	351,250	3,553
Compass Group PLC	929,970	3,392
GlaxoSmithKline PLC	165,287	4,215
HSBC Holdings PLC	160,912	2,609
HSBC Holdings PLC, ADR †	2,690	218
National Grid PLC	249,849	2,348
Pearson PLC	217,500	2,535
Rentokil Initial PLC	958,370	2,800
Rolls-Royce Group PLC ‡	531,490	3,510
Royal Bank of Scotland Group PLC	121,080	3,445
Royal Dutch Shell PLC-Class B	125,962	4,361
Smiths Group PLC	176,520	2,993
Standard Chartered PLC	119,510	2,585
Unilever PLC	267,759	2,803
Vodafone Group PLC	1,300,410	3,392
United States (49.1%)
3M Co.	84,100	6,170
Adobe Systems, Inc.	108,950	3,252
American International Group, Inc.	146,000	9,046
Amgen, Inc. ‡	106,150	8,457
Apple Computer, Inc. ‡	97,110	5,206
BJ Services Co. †	48,250	1,737
Burlington Resources, Inc.	39,000	3,171
Capital One Financial Corp.	85,590	6,806
Chesapeake Energy Corp. †	86,000	3,289
Cisco Systems, Inc. ‡	307,200	5,508
Clorox Co.	113,600	6,309
ConocoPhillips	44,800	3,132
Corning, Inc. ‡	331,000	6,398
Danaher Corp.	98,790	5,318
EMC Corp. ‡	509,800	6,597
Emerson Electric Co.	71,440	5,129
First Data Corp.	76,190	3,048
Fortune Brands, Inc.	65,000	5,286
General Electric Co.	213,980	7,205
Genzyme Corp. ‡	86,000	6,161
Goldman Sachs Group, Inc. (The)	55,060	6,694
Halliburton Co.	105,000	7,195
Harman International Industries, Inc.	29,000	2,966

Hershey Co. (The)	49,000	$2,759
Hewlett-Packard Co.	218,000	6,366
Intel Corp.	256,190	6,315
International Game Technology	340,000	9,180
Johnson & Johnson	98,000	6,201
Johnson Controls, Inc.	90,590	5,621
Kellogg Co.	135,390	6,246
Linear Technology Corp. †	186,000	6,992
Medtronic, Inc.	132,290	7,093
Microsoft Corp.	255,410	6,572
Morgan Stanley	86,000	4,639
Motorola, Inc.	282,410	6,238
Occidental Petroleum Corp.	77,000	6,578
Omnicom Group, Inc. †	74,400	6,222
PepsiCo, Inc.	110,000	6,238
Procter & Gamble Co. †	142,900	8,497
Prudential Financial, Inc.	76,900	5,195
Quest Diagnostics, Inc.	55,000	2,780
St. Jude Medical, Inc. ‡	130,000	6,084
Symantec Corp. ‡	125,170	2,836
Telik, Inc. ‡	143,830	2,353
United Technologies Corp.	165,000	8,554
Vertex Pharmaceuticals, Inc. ‡	168,320	3,762
Viacom, Inc.-Class B	323,230	10,670
W.R. Berkley Corp.	160,000	6,317
WM Wrigley Jr. Co.	44,000	3,163
Wyeth	136,930	6,336
Yahoo!, Inc. ‡	186,140	6,299
Total Common Stocks (cost: $519,582)		573,146

	Principal	Value
SECURITY LENDING COLLATERAL (12.3%)
Debt (10.1%)
Bank Notes (0.7%)
Bank of America
3.77%, due 10/18/2005 *	$697	$697
3.77%, due 11/28/2005 *	812	812
3.81%, due 08/10/2006 *	802	802
Bear Stearns & Co.
4.07%, due 12/06/2005 *	349	349
4.07%, due 03/07/2006 *	1,046	1,046
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	349	349
Certificates of Deposit (0.6%)
Barclays
3.70%, due 01/17/2006 *	1,569	1,569
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	379	379
3.99%, due 05/18/2006 *	872	872
Rabobank Nederland
3.94%, due 05/31/2006 *	872	872

Commercial Paper (1.5%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$693	$693
Grampian Funding LLC-144A
3.76%, due 10/13/2005	170	170
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	727	727
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	523	523
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	2,266	2,266
4.01%, due 12/09/2005 *	2,196	2,196
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	772	772
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	518	518
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	349	349
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	692	692
Euro Dollar Overnight (1.4%)
Barclays
3.62%, due 10/03/2005	1,046	1,046
Fortis Bank
3.81%, due 10/07/2005	697	697
Societe Generale
3.78%, due 10/03/2005	1,395	1,395
3.80%, due 10/04/2005	872	872
Svenska Handlesbanken
3.88%, due 10/03/2005	2,626	2,626
Wells Fargo
3.75%, due 10/07/2005	1,743	1,743
Euro Dollar Terms (2.7%)
Bank of Nova Scotia
3.66%, due 10/11/2005	2,350	2,350
3.77%, due 10/31/2005	1,395	1,395
Barclays
3.70%, due 10/14/2005	523	523
Branch Banker &Trust
3.84%, due 11/22/2005	1,743	1,743
Citigroup
3.87%, due 12/21/2005	1,743	1,743
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,743	1,743
Harris Trust & Savings Bank
3.75%, due 10/21/2005	2,771	2,771
Royal Bank of Canada
3.83%, due 11/22/2005	1,743	1,743
Royal Bank of Scotland
3.76%, due 11/01/2005	1,917	1,917
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	139	139

Repurchase Agreements (3.2%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,892 on 10/03/2005	$3,891	$3,891
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $8,346 on 10/03/2005	8,344	8,344
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $80 on 10/03/2005	80	80
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $5,349 on 10/03/2005	5,348	5,348
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,155 on 10/03/2005	1,155	1,155

	Shares	Value
Investment Companies (2.2%)
Money Market Funds (2.2%)
American Beacon Funds
1-day yield of 3.68%	697,294	$697
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	5,311,909	5,312
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	923,801	924
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	6,053,583	6,054
Total Security Lending Collateral (cost: $72,904)		72,904
Total Investment Securities (cost: $592,486)		$646,050

SUMMARY:
Investments, at value	109.3%	$646,050
Liabilities in excess of other assets	(9.3)%	(54,752)
Net assets	100.0%	$591,298

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	8.3%	$49,139
Telecommunications	5.5%	32,467
Oil & Gas Extraction	5.2%	31,043
Commercial Banks	5.1%	29,950
Insurance	5.0%	29,347
Computer & Office Equipment	4.6%	27,085
Chemicals & Allied Products	4.0%	23,681
Electronic & Other Electric Equipment	4.0%	23,504
Computer & Data Processing Services	3.7%	21,727
Food & Kindred Products	3.3%	19,559
Business Services	3.3%	19,403
Electronic Components & Accessories	3.1%	18,309

Communications Equipment	3.1%	$18,185
Aerospace	3.1%	18,130
Petroleum Refining	2.6%	15,299
Communication	2.4%	14,029
Medical Instruments & Supplies	2.2%	13,177
Security & Commodity Brokers	2.2%	13,081
Life Insurance	2.1%	12,282
Instruments & Related Products	2.0%	11,624
Paper & Allied Products	1.7%	9,805
Electric Services	1.6%	9,458
Entertainment	1.6%	9,180
Metal Mining	1.2%	7,035
Personal Credit Institutions	1.2%	6,806
Beverages	1.1%	6,238
Paper & Paper Products	1.1%	6,209
Electrical Goods	1.0%	5,883
Furniture & Fixtures	1.0%	5,621
Automotive	1.0%	5,597
Fabricated Metal Products	0.9%	5,286
Transportation & Public Utilities	0.7%	4,220
Radio & Television Broadcasting	0.7%	4,107
Manufacturing Industries	0.7%	3,857
Printing & Publishing	0.6%	3,751
Industrial Machinery & Equipment	0.6%	3,427
Restaurants	0.6%	3,392
Specialty- Real Estate	0.5%	3,241
Electric, Gas & Sanitary Services	0.5%	2,924
Wholesale Trade Nondurable Goods	0.5%	2,803
Health Services	0.5%	2,780
Hotels & Other Lodging Places	0.5%	2,704
Drug Stores & Proprietary Stores	0.4%	2,585
Rubber & Misc. Plastic Products	0.4%	2,551
Railroads	0.4%	2,523
Research & Testing Services	0.4%	2,353
Holding & Other Investment Offices	0.4%	2,152
Primary Metal Industries	0.4%	2,097
Motor Vehicles, Parts & Supplies	0.3%	1,780
Air Transportation	0.3%	1,760
Investments, at value	97.0%	573,146
Short-Term Investments	12.3%	72,904
Liabilities in excess of other assets	(9.3)%	(54,752)
Net Assets	100.0%	$591,298

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $70,064.
‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $19,193, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $4,663 or .8% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt

Third Avenue Value

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (2.9%)
Mining (1.8%)
Fording Canadian Coal Trust †	340,500	$14,495
Paper & Allied Products (1.1%)
Timberwest Forest Corp.	650,000	8,471
Total Convertible Preferred Stocks (cost: $8,177)		22,966

COMMON STOCKS (79.0%)
Automotive (4.3%)
Superior Industries International, Inc. †	525,962	11,319
Toyota Industries Corp.	690,000	22,965
Business Credit Institutions (0.8%)
CIT Group, Inc. †	138,100	6,239
Chemicals & Allied Products (1.6%)
Agrium, Inc.	600,000	13,182
Commercial Banks (0.4%)
Liu Chong Hing Bank, Ltd.	2,188,400	3,371
Communications Equipment (2.7%)
Comverse Technology, Inc. ‡	463,200	12,168
Tellabs, Inc. ‡	918,300	9,661
Computer & Data Processing Services (1.0%)
Geac Computer Corp., Ltd. ‡	847,750	7,901
Electrical Goods (0.9%)
Sycamore Networks, Inc. ‡	1,956,551	7,376
Electronic & Other Electric Equipment (1.1%)
Electro Scientific Industries, Inc. ‡	379,900	8,495
Electronic Components & Accessories (3.8%)
American Power Conversion Corp.	454,300	11,766
AVX Corp. †	978,000	12,460
Bel Fuse, Inc.-Class A	121,800	3,593
Bel Fuse, Inc.-Class B	69,300	2,525
Health Services (0.9%)
Cross Country Healthcare, Inc. ‡	397,900	7,385
Holding & Other Investment Offices (7.9%)
Brascan Corp.-Class A †	598,050	27,869
Capital Southwest Corp.	30,941	2,635
Daiichi Sanyko Co., Ltd. † ‡	560,000	11,495
Hutchison Whampoa, Ltd.	2,095,800	21,681
Industrial Machinery & Equipment (1.9%)
Alamo Group, Inc.	386,900	7,668
Applied Materials, Inc.	294,000	4,986
Lindsay Manufacturing Co.	113,900	2,507
Instruments & Related Products (0.4%)
Credence Systems Corp. ‡	369,400	2,948
Insurance (11.5%)
Aioi Insurance Co., Ltd.	761,400	4,544
AMBAC Financial Group, Inc.	143,350	10,330
Arch Capital Group, Ltd. ‡	285,900	14,178
Brit Insurance Holdings PLC	2,000,000	2,988
E-L Financial Corp., Ltd.	8,582	3,145
First American Corp.	48,800	2,229
Leucadia National Corp. †	89,100	3,840
MBIA, Inc. †	273,000	16,549
Millea Holdings, Inc., ADR †	251,092	20,298
Mitsui Sumitomo Insurance Co., Ltd.	757,000	8,782
Radian Group, Inc.	103,464	5,494

Investment Companies (0.3%)
JZ Equity Partners PLC	612,100	$1,994
Life Insurance (0.5%)
Phoenix Cos. (The), Inc. †	342,500	4,179
Manufacturing Industries (2.0%)
Jakks Pacific, Inc. † ‡	574,253	9,320
Leapfrog Enterprises, Inc. † ‡	355,400	5,249
Russ Berrie & Co., Inc.	133,100	1,879
Medical Instruments & Supplies (0.6%)
Coherent, Inc. ‡	159,219	4,662
Oil & Gas Extraction (14.3%)
Canadian Natural Resources, Ltd.	544,600	24,610
EnCana Corp.	556,000	32,420
Nabors Industries, Ltd. ‡	126,500	9,087
Pogo Producing Co. †	137,600	8,110
Smedvig ASA †	767,400	18,878
St. Mary Land & Exploration Co.	187,200	6,852
Whiting Petroleum Corp. ‡	209,000	9,163
Willbros Group, Inc. † ‡	385,700	6,113
Pharmaceuticals (2.4%)
Parexel International Corp. ‡	368,800	7,409
Pfizer, Inc.	475,000	11,861
Primary Metal Industries (4.3%)
Maverick Tube Corp. † ‡	415,475	12,464
POSCO, ADR †	392,600	22,205
Real Estate (5.5%)
Forest City Enterprises, Inc.-Class A	478,000	18,212
St. Joe Co. (The)	234,000	14,613
Trammell Crow Co. ‡	465,300	11,484
Research & Testing Services (0.9%)
Pharmaceutical Product Development, Inc. ‡	12,400	713
Tejon Ranch Co. † ‡	137,305	6,453
Residential Building Construction (0.6%)
Hang Lung Properties, Ltd.	3,109,000	4,950
Savings Institutions (0.9%)
Brookline Bancorp, Inc.	439,443	6,952
Security & Commodity Brokers (4.8%)
Instinet Group, Inc.	1,955,750	9,720
Investor AB-Class A	640,400	9,908
Legg Mason, Inc.	152,400	16,717
Westwood Holdings Group, Inc.	136,775	2,503
Transportation Equipment (1.1%)
Trinity Industries, Inc. †	221,600	8,973
Warehouse (1.2%)
Prologis	222,219	9,847
Water Transportation (0.4%)
Alexander & Baldwin, Inc.	63,300	3,370
Total Common Stocks (cost: $388,119)		635,442

	Principal	Value
SHORT-TERM OBLIGATIONS (18.8%)
Repurchase Agreements (18.8%)
Investors Bank & Trust 2.75% Repurchase Agreement dated 9/30/2005 to be repurchased at $151,429 on 10/03/2005 ^	$151,394	$151,394
Total Short-Term Obligations (cost: $151,394)		151,394

SECURITY LENDING COLLATERAL (18.9%)
Debt (15.5%)
Bank Notes (1.0%)
Bank of America
3.77%, due 10/18/2005 *	1,453	1,453
3.77%, due 11/28/2005 *	1,693	1,693
3.81%, due 08/10/2006 *	1,671	1,671
Bear Stearns & Co.
4.07%, due 12/06/2005 *	726	726
4.07%, due 03/07/2006 *	2,180	2,180
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	726	726

Certificates Of Deposit (1.0%)
Barclays
3.70%, due 01/17/2006 *	$3,269	$3,269
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	789	789
3.99%, due 05/18/2006 *	1,816	1,816
Rabobank Nederland
3.94%, due 05/31/2006 *	1,816	1,816
Commercial Paper (2.3%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	1,444	1,444
Grampian Funding LLC-144A
3.76%, due 10/13/2005	354	354
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	1,516	1,516
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	1,090	1,090
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	4,722	4,722
4.01%, due 12/09/2005 *	4,577	4,577
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	1,610	1,610
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	1,080	1,080
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	727	727
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	1,442	1,442
Euro Dollar Overnight (2.2%)
Barclays
3.62%, due 10/03/2005	2,180	2,180
Fortis Bank
3.81%, due 10/07/2005	1,453	1,453
Societe Generale
3.78%, due 10/03/2005	2,906	2,906
3.80%, due 10/04/2005	1,816	1,816
Svenska Handlesbanken
3.88%, due 10/03/2005	5,472	5,472
Wells Fargo
3.75%, due 10/07/2005	3,633	3,633
Euro Dollar Terms (4.1%)
Bank of Nova Scotia
3.66%, due 10/11/2005	4,897	4,897
3.77%, due 10/31/2005	2,906	2,906
Barclays
3.70%, due 10/14/2005	1,090	1,090
Branch Banker &Trust
3.84%, due 11/22/2005	3,633	3,633
Citigroup
3.87%, due 12/21/2005	3,633	3,633
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	3,633	3,633
Harris Trust & Savings Bank
3.75%, due 10/21/2005	5,775	5,775
Royal Bank of Canada
3.83%, due 11/22/2005	3,633	3,633
Royal Bank of Scotland
3.76%, due 11/01/2005	3,996	3,996
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	291	291

Repurchase Agreements (4.9%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $8,110 on 10/03/2005	$8,108	$8,108
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $17,392 on 10/03/2005	17,387	17,387
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $166 on 10/03/2005	166	166
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $11,148 on 10/03/2005	11,144	11,144
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,407 on 10/03/2005	2,406	2,406

	Shares	Value
Investment Companies (3.4%)
Money Market Funds (3.4%)
American Beacon Funds
1-day yield of 3.68%	1,453,057	$1,453
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	11,069,222	11,069
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,925,064	1,925
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	12,614,757	12,615
Total Security Lending Collateral (cost: $151,921)		151,921

Total Investment Securities (cost: $699,611)		$961,723

SUMMARY:
Investments, at value	119.6%	$961,723
Liabilities in excess of other assets	(19.6)%	(157,575)
Net assets	100.0%	$804,148

	Percentage of Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	2.9%	$23,264
Canada	16.4%	132,093
Hong Kong	3.7%	30,002
Japan	8.5%	68,084
Norway	2.3%	18,878
Panama	0.8%	6,113
South Korea	2.8%	22,205
Sweden	1.2%	9,908
United Kingdom	0.6%	4,983
United States	42.6%	342,878
Investments, at value	81.8%	658,408
Short-Term Investments	37.7%	303,315
Other assets in excess of liabilities	(19.5)%	(157,575)
Net Assets	100.0%	$804,148

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $146,112.
‡	No dividends were paid during the preceding twelve months.
^

At September 30, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.53% - 6.98% and 6/25/2016 - 4/01/2035, respectively, and with a market value plus accrued interest of $158,964.

*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $39,996, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $9,263 or 1.2% of the net assets of the Fund.

ADR	American Depositary Receipt

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.2%)
U.S. Treasury Bond
5.38%, due 02/15/2031 †	$1,638	$1,835
U.S. Treasury Note
3.75%, due 03/31/2007	150	149
3.50%, due 11/15/2009	580	564
3.50%, due 12/15/2009	170	165
3.50%, due 02/15/2010	250	243
4.00%, due 03/15/2010	170	169
4.00%, due 02/15/2015 †	130	127
4.25%, due 08/15/2015	186	185
Total U.S. Government Obligations (cost: $3,464)		3,437

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.3%)
Fannie Mae
6.00%, due 09/01/2034	375	381
5.50%, due 05/01/2035	471	471
Total U.S. Government Agency Obligations (cost: $866)		852

CORPORATE DEBT SECURITIES (18.1%)
Aerospace (0.3%)
Honeywell International, Inc.
5.13%, due 11/01/2006	187	188
Amusement & Recreation Services (0.6%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	400	404
Beverages (0.3%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	199	201
Business Credit Institutions (0.6%)
Textron Financial Corp.
2.69%, due 10/03/2006	400	393
Business Services (0.2%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	156	158
Chemicals & Allied Products (1.4%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	200	199
Lubrizol Corp.
4.63%, due 10/01/2009	360	354
Monsanto Co.
5.50%, due 07/30/2035	185	178
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	190	197
Commercial Banks (1.4%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a)	172	169
HBOS PLC -144A
5.92%, due 09/01/2049 (b)	200	200
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (c)	150	149
US Bank NA
3.75%, due 02/06/2009	400	388

Communication (0.7%)
Comcast Corp.
4.95%, due 06/15/2016	$190	$182
COX Communications, Inc.
6.75%, due 03/15/2011	187	200
Echostar DBS Corp.
5.75%, due 10/01/2008	78	77
Computer & Office Equipment (0.2%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	133	130
Department Stores (0.3%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	40	42
Neiman-Marcus Group, Inc. -144A
9.00%, due 10/15/2015	150	150
Electric Services (0.9%)
Duke Capital LLC
5.67%, due 08/15/2014	400	406
PSEG Funding Trust
5.38%, due 11/16/2007	200	202
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp.
7.88%, due 11/15/2010	190	214
Food & Kindred Products (0.6%)
Diageo Capital PLC
3.38%, due 03/20/2008	400	388
Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	99
Holding & Other Investment Offices (1.6%)
Berkshire Hathaway Finance Corp.
3.40%, due 07/02/2007	400	392
EOP Operating, LP
8.38%, due 03/15/2006	450	458
iStar Financial, Inc.
4.88%, due 01/15/2009	200	198
Hotels & Other Lodging Places (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	100	96
Insurance Agents, Brokers & Service (0.3%)
Metlife, Inc.
5.00%, due 06/15/2015	175	173
Metal Mining (0.4%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	174	245
Mortgage Bankers & Brokers (0.3%)
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	185	181
Motion Pictures (0.6%)
Time Warner, Inc.
9.13%, due 01/15/2013	310	379
Oil & Gas Extraction (0.8%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	100	105
Husky Oil, Ltd.
8.90%, due 08/15/2028 (d)	205	222
Nexen, Inc.
5.88%, due 03/10/2035	177	173
Personal Credit Institutions (0.5%)
General Electric Capital Corp.
2.85%, due 01/30/2006	110	110
5.35%, due 03/30/2006	151	152
General Motors Acceptance Corp.
4.38%, due 12/10/2007	90	85

Petroleum Refining (0.9%)
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	$100	$100
USX Corp./Consolidated
6.85%, due 03/01/2008	225	236
Valero Energy Corp.
7.50%, due 04/15/2032	200	241
Primary Metal Industries (0.7%)
Alcoa, Inc.
4.25%, due 08/15/2007	500	497
Printing & Publishing (0.4%)
Media General, Inc.
6.95%, due 09/01/2006	180	182
News America Holdings, Inc.
7.75%, due 12/01/2045	100	117
Radio & Television Broadcasting (0.4%)
Chancellor Media Corp.
8.00%, due 11/01/2008	225	242
Restaurants (0.1%)
Landry’s Restaurants, Inc., Series B
7.50%, due 12/15/2014	100	95
Savings Institutions (0.3%)
Washington Mutual Bank FA
5.13%, due 01/15/2015	175	173
Security & Commodity Brokers (0.8%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	100	103
Nuveen Investments, Inc.
5.00%, due 09/15/2010	200	198
Residential Capital Corp.-144A
6.38%, due 06/30/2010	200	203
Telecommunications (1.6%)
SBC Communications, Inc.
5.75%, due 05/02/2006	400	403
Sprint Capital Corp.
4.78%, due 08/17/2006	500	501
Verizon Global Funding Corp.
4.00%, due 01/15/2008	165	163
Transportation & Public Utilities (0.3%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	200	212
Variety Stores (0.1%)
Target Corp.
5.50%, due 04/01/2007	91	92
Total Corporate Debt Securities (cost: $12,120)		11,995

	Shares	Value
COMMON STOCKS (66.7%)
Automotive (3.5%)
Harley-Davidson, Inc.	20,000	$969
PACCAR, Inc.	20,000	1,358
Chemicals & Allied Products (0.7%)
Ecolab, Inc.	15,000	479
Communication (1.6%)
XM Satellite Radio Holdings, Inc.-Class A † ‡	30,000	1,077
Communications Equipment (3.4%)
QUALCOMM, Inc.	50,000	2,237
Computer & Data Processing Services (2.7%)
Microsoft Corp.	39,105	1,006
Yahoo!, Inc. ‡	23,490	795
Computer & Office Equipment (5.5%)
Apple Computer, Inc. ‡	20,000	1,072
Diebold, Inc.	15,000	517
Sandisk Corp. ‡	42,000	2,026

Cosmetics/Personal Care (1.8%)
Gillette Co. (The)	20,000	$1,164
Electronic & Other Electric Equipment (2.2%)
General Electric Co.	43,880	1,477
Engineering & Management Services (5.1%)
Jacobs Engineering Group, Inc. ‡	50,000	3,370
Hotels & Other Lodging Places (4.0%)
Marriott International, Inc.-Class A	41,555	2,618
Industrial Machinery & Equipment (9.2%)
Caterpillar, Inc.	53,000	3,114
Donaldson Co., Inc. †	25,000	763
Graco, Inc.	22,200	761
Kennametal, Inc.	30,000	1,471
Insurance (2.3%)
WellPoint, Inc. ‡	20,000	1,516
Medical Instruments & Supplies (2.1%)
Zimmer Holdings, Inc. ‡	20,000	1,378
Motor Vehicles, Parts & Supplies (1.3%)
BorgWarner, Inc.	15,000	847
Oil & Gas Extraction (6.1%)
Anadarko Petroleum Corp.	14,000	1,341
Apache Corp.	25,000	1,881
Schlumberger, Ltd. †	10,000	844
Paper & Allied Products (1.6%)
3M Co.	14,540	1,067
Petroleum Refining (1.4%)
Suncor Energy, Inc.	15,000	908
Pharmaceuticals (4.3%)
Amgen, Inc. ‡	13,885	1,106
Roche Holding AG-Genusschein	12,241	1,707
Primary Metal Industries (1.4%)
Hubbell, Inc.-Class B †	20,000	939
Printing & Publishing (3.6%)
McGraw-Hill Cos., Inc. (The)	50,000	2,402
Wholesale Trade Durable Goods (2.9%)
Grainger (W.W.), Inc.	30,000	1,888
Total Common Stocks (cost: $33,627)		44,098

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (1.4%)
U.S. Treasury Bill
3.42%, due 12/22/2005	$900	$893
Total Short-Term U.S. Government Obligations (cost: $893)		893

SECURITY LENDING COLLATERAL (8.5%)
Debt (7.0%)
Bank Notes (0.5%)
Bank of America
3.77%, due 10/18/2005 *	53	53
3.77%, due 11/28/2005 *	62	62
3.81%, due 08/10/2006 *	62	62
Bear Stearns & Co.
4.07%, due 12/06/2005 *	27	27
4.07%, due 03/07/2006 *	80	80
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	27	27
Certificates Of Deposit (0.4%)
Barclays
3.70%, due 01/17/2006 *	120	120
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	29	29
3.99%, due 05/18/2006 *	67	67
Rabobank Nederland
3.94%, due 05/31/2006 *	67	67

Commercial Paper (1.0%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$53	$53
Grampian Funding LLC-144A
3.76%, due 10/13/2005	13	13
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	56	56
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	40	40
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	174	174
4.01%, due 12/09/2005 *	169	169
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	59	59
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	40	40
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	27	27
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	53	53
Euro Dollar Overnight (1.0%)
Barclays
3.62%, due 10/03/2005	80	80
Fortis Bank
3.81%, due 10/07/2005	53	53
Societe Generale
3.78%, due 10/03/2005	107	107
3.80%, due 10/04/2005	67	67
Svenska Handlesbanken
3.88%, due 10/03/2005	201	201
Wells Fargo
3.75%, due 10/07/2005	134	134
Euro Dollar Terms (1.9%)
Bank of Nova Scotia
3.66%, due 10/11/2005	180	180
3.77%, due 10/31/2005	107	107
Barclays
3.70%, due 10/14/2005	40	40
Branch Banker &Trust
3.84%, due 11/22/2005	134	134
Citigroup
3.87%, due 12/21/2005	134	134
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	134	134
Harris Trust & Savings Bank
3.75%, due 10/21/2005	213	213
Royal Bank of Canada
3.83%, due 11/22/2005	134	134
Royal Bank of Scotland
3.76%, due 11/01/2005	147	147
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	11	11
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $299 on 10/03/2005	298	298
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $640 on 10/03/2005	640	640
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $6 on 10/03/2005	6	6
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $410 on 10/03/2005	410	410
Morgan Stanley Dean Witter Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $89 on 10/03/2005	89	89

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds
1-day yield of 3.68%	53,498	$53
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	407,539	408
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	70,876	71
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	464,441	464
Total Security Lending Collateral (cost: $5,593)		5,593

Total Investment Securities (cost: $56,563)		$66,868

SUMMARY:
Investments, at value	101.2%	$66,868
Liabilities in excess of other assets	(1.2)%	(782)
Net assets	100.0%	$66,086

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $5,404.
(a)	Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 155BP, if not called.
(b)	HBOS PLC -144A has a fixed coupon rate of 5.92% until 10/01/2015, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 129.5BP, if not called.
(c)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.
(d)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.
‡	No dividends were paid during the preceding twelve months.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $1,473, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated  $1,043 or 1.6% of the net assets of the Fund.

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (1.1%)
Mortgage Bankers & Brokers (1.1%)
Virgin River Casino Corp.-144A
0.25%, due 01/15/2013 (a)	$6,000	$4,267
Total Corporate Debt Securities (cost: $4,000)		4,267

CONVERTIBLE BOND (83.1%)
Business Services (1.8%)
Danaher Corp.
Zero Coupon, due 01/22/2021	8,400	6,709
Commercial Banks (11.4%)
Bank of America Corp.
0.25%, due 04/30/2014	4,250	6,943
Euronet Worldwide, Inc.-144A
3.50%, due 10/15/2025	9,500	9,607
US Bancorp-144A
2.12%, due 08/21/2035 *	4,200	4,142
Wachovia Corp.-144A
0.25%, due 03/01/2013	12,000	12,523
Wells Fargo & Co.
0.25%, due 04/29/2014	8,000	9,415
Communication (2.8%)
American Tower Corp.
3.00%, due 08/15/2012	3,600	4,851
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009 †	6,000	5,677
Computer & Data Processing Services (5.2%)
Openwave Systems, Inc.
2.75%, due 09/09/2008	6,900	7,892
Overstock.com, Inc.
3.75%, due 12/01/2011 †	6,700	5,209
Terremark Worldwide, Inc.
9.00%, due 06/15/2009	8,000	6,370
Computer & Office Equipment (2.2%)
Scientific Games Corp.-144A
0.75%, due 12/01/2024	7,000	8,199
Electric Services (2.1%)
Centerpoint Energy, Inc., Series B
3.75%, due 05/15/2023	3,000	3,971
CMS Energy Corp.
2.88%, due 12/01/2024 †	3,000	3,851
Electronic Components & Accessories (1.3%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008	4,100	4,792
Holding & Other Investment Offices (1.3%)
Affordable Residental Communities REIT-144A
7.50%, due 08/15/2025	4,900	4,900

Hotels & Other Lodging Places (3.9%)
Kerzner International, Ltd.
2.38%, due 04/15/2024	$7,000	$7,656
Starwood Hotels & Resorts Worldwide, Inc.
3.50%, due 05/16/2023	6,000	7,058
Management Services (2.0%)
Fluor Corp.
1.50%, due 02/15/2024	6,000	7,455
Manufacturing Industries (5.1%)
K2, Inc.
5.00%, due 06/15/2010	4,475	4,995
Shuffle Master, Inc.
1.25%, due 04/15/2024 †	7,000	7,586
Tyco International Group SA, Series B
3.13%, due 01/15/2023	5,000	6,619
Motion Pictures (4.7%)
Liberty Media Corp.
3.25%, due 03/15/2031 †	7,200	5,580
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010	1,150	2,126
2.94%, due 10/15/2024	6,800	6,996
Walt Disney Co.
2.13%, due 04/15/2023	3,000	3,049
Oil & Gas Extraction (6.5%)
Halliburton Co.
3.13%, due 07/15/2023	4,500	8,454
Quicksilver Resources, Inc.-144A
1.88%, due 11/01/2024	4,000	6,780
Schlumberger Ltd.
1.50%, due 06/01/2023	7,500	9,244
Personal Credit Institutions (2.6%)
American Express Co.
1.85%, due 12/01/2033 (b)	9,200	9,706
Pharmaceuticals (2.5%)
Allergan, Inc.
Zero Coupon, due 11/06/2022 †	6,000	6,330
Teva Pharmaceutical Finance II LLC, Series B
0.25%, due 02/01/2024	3,000	3,094
Primary Metal Industries (2.2%)
Inco, Ltd.
Zero Coupon, due 03/29/2021	6,500	8,174
Printing & Publishing (1.3%)
Barnes Group, Inc.-144A
3.75%, due 08/01/2025	4,700	4,906
Radio, Television & Computer Stores (1.4%)
Guitar Center, Inc.
4.00%, due 07/15/2013	3,250	5,310
Security & Commodity Brokers (10.6%)
Blackrock, Inc./New York-144A
2.63%, due 02/15/2035	7,250	7,413
Lehman Brothers Holdings, Inc.
0.25%, due 09/06/2012	9,500	10,520
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 ~	7,900	9,090
Svensk Exportkredit AB
0.25%, due 01/31/2015 ~	10,000	12,925

Telecommunications (7.4%)
Millicom International Cellular Exchangeable Note Trust-144A
10.75%, due 11/20/2008	$5,750	$7,770
Nextel Partners, Inc.
1.50%, due 11/15/2008	5,350	10,513
NII Holdings, Inc.
2.88%, due 02/01/2034	5,750	9,674
Water Transportation (3.4%)
Carnival Corp.
1.13%, due 04/29/2033 (c)	7,000	5,198
Royal Caribbean Cruises, Ltd.
Zero Coupon, due 02/02/2021 †	5,187	2,697
Zero Coupon, due 05/18/2021	7,000	4,734
Wholesale Trade Durable Goods (1.4%)
WESCO International, Inc.-144A
2.63%, due 10/15/2025	5,000	5,213
Total Convertible Bond (cost: $285,908)		311,916

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (10.7%)
Chemicals & Allied Products (1.8%)
Celanese Corp. †	250,000	$6,562
Gas Production & Distribution (0.6%)
Southern Union Co. †	42,240	2,233
Insurance (1.5%)
Fortis Insurance NV-144A	5,120	5,722
Life Insurance (2.0%)
Metlife, Inc.	265,000	7,439
Mining (1.9%)
Arch Coal, Inc.	45,000	7,312
Oil & Gas Extraction (2.9%)
Chesapeake Energy Corp. †	30,000	7,095
Chesapeake Energy Corp. †	1,725	3,963
Total Convertible Preferred Stocks (cost: $33,200)		40,326

	Principal	Value
SECURITY LENDING COLLATERAL (7.3%)
Debt (6.0%)
Bank Notes (0.4%)
Bank of America
3.77%, due 10/18/2005 *	$260	$260
3.77%, due 11/28/2005 *	303	303
3.81%, due 08/10/2006 *	299	299
Bear Stearns & Co.
4.07%, due 12/06/2005 *	130	130
4.07%, due 03/07/2006 *	390	390
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	130	130
Certificates Of Deposit (0.4%)
Barclays
3.70%, due 01/17/2006 *	585	585
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	141	141
3.99%, due 05/18/2006 *	325	325
Rabobank Nederland
3.94%, due 05/31/2006 *	325	325

Commercial Paper (0.9%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$259	$259
Grampian Funding LLC-144A
3.76%, due 10/13/2005	64	64
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	271	271
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	195	195
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	845	845
4.01%, due 12/09/2005 *	819	819
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	288	288
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	193	193
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	130	130
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	258	258
Euro Dollar Overnight (0.8%)
Barclays
3.62%, due 10/03/2005	390	390
Fortis Bank
3.81%, due 10/07/2005	260	260
Societe Generale
3.78%, due 10/03/2005	520	520
3.80%, due 10/04/2005	325	325
Svenska Handlesbanken
3.88%, due 10/03/2005	979	979
Wells Fargo
3.75%, due 10/07/2005	650	650
Euro Dollar Terms (1.6%)
Bank of Nova Scotia
3.66%, due 10/11/2005	876	876
3.77%, due 10/31/2005	520	520
Barclays
3.70%, due 10/14/2005	195	195
Branch Banker &Trust
3.84%, due 11/22/2005	650	650
Citigroup
3.87%, due 12/21/2005	650	650
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	650	650
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,033	1,033
Royal Bank of Canada
3.83%, due 11/22/2005	650	650
Royal Bank of Scotland
3.76%, due 11/01/2005	715	715
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	52	52

Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,451 on 10/03/2005	$1,451	$1,451
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,112 on 10/03/2005	3,111	3,111
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $30 on 10/03/2005	30	30
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,995 on 10/03/2005	1,994	1,994
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $431 on 10/03/2005	431	431

	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds
1-day yield of 3.68%	260,009	$260
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	1,980,719	1,981
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	344,470	345
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	2,257,276	2,257
Total Security Lending Collateral (cost: $27,185)		27,185

Total Investment Securities (cost: $350,293)		$383,694

SUMMARY:
Investments, at value	102.2%	$383,694
Liabilities in excess of other assets	(2.2)%	(8,086)
Net assets	100.0%	$375,608

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	Virgin River Casino Corp.-144A has a coupon rate of 0.50% until 09/30/2005, 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $26,678.
(b)	American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.
~	Security is deemed to be illiquid.
(c)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.
††

Cash collateral for the Repurchase Agreements, valued at $7,157, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated  $97,867 or 26.1% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica Equity

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Business Services (5.6%)
eBay, Inc. ‡	800,000	$32,960
First Data Corp.	315,500	12,620
Moody’s Corp. †	537,500	27,455
Chemicals & Allied Products (3.7%)
Praxair, Inc.	1,000,000	47,930
Communication (3.8%)
Liberty Global, Inc.-Class A ‡	258,585	7,002
XM Satellite Radio Holdings, Inc.-Class A ‡ †	1,200,000	43,092
Communications Equipment (6.0%)
QUALCOMM, Inc.	1,750,000	78,313
Computer & Data Processing Services (6.5%)
Intuit, Inc. ‡	800,000	35,848
Microsoft Corp.	1,900,000	48,887
Computer & Office Equipment (7.0%)
Apple Computer, Inc. ‡	445,000	23,856
Sandisk Corp. ‡ †	1,400,000	67,550
Cosmetics/Personal Care (3.8%)
Gillette Co. (The)	850,000	49,470
Drug Stores & Proprietary Stores (3.3%)
Walgreen Co. †	1,000,000	43,450
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	933,800	31,441
Engineering & Management Services (1.3%)
Jacobs Engineering Group, Inc. ‡	245,640	16,556
Hotels & Other Lodging Places (6.1%)
Marriott International, Inc.-Class A	575,000	36,225
MGM Mirage, Inc. ‡	1,000,000	43,770
Industrial Machinery & Equipment (2.6%)
Caterpillar, Inc.	588,900	34,598
Insurance (4.5%)
WellPoint, Inc. ‡	774,000	58,685
Management Services (2.6%)
Paychex, Inc.	905,000	33,557
Medical Instruments & Supplies (3.0%)
Zimmer Holdings, Inc. ‡	575,000	39,612
Oil & Gas Extraction (3.9%)
Anadarko Petroleum Corp.	210,000	20,108
Schlumberger, Ltd. †	367,600	31,018
Personal Services (2.2%)
Weight Watchers International, Inc. ‡ †	555,000	28,627
Petroleum Refining (2.0%)
Suncor Energy, Inc.	431,200	26,101
Pharmaceuticals (5.6%)
Allergan, Inc. †	281,700	25,809
Genentech, Inc. ‡	568,400	47,865
Printing & Publishing (2.9%)
McGraw-Hill Cos., Inc. (The)	780,000	37,471

Retail Trade (3.7%)
Staples, Inc.	2,250,000	$47,970
Security & Commodity Brokers (7.8%)
American Express Co.	767,150	44,065
Chicago Mercantile Exchange †	170,000	57,341
Transportation & Public Utilities (3.5%)
Expeditors International of Washington, Inc. †	800,000	45,424
Trucking & Warehousing (3.2%)
United Parcel Service, Inc.-Class B	600,000	41,478
Variety Stores (0.9%)
Wal-Mart Stores, Inc.	278,000	12,182
Total Common Stocks (cost: $957,793)		1,278,336

	Principal	Value
SECURITY LENDING COLLATERAL (18.0%)
Debt (14.8%)
Bank Notes (1.0%)
Bank of America
3.77%, due 10/18/2005 *	$2,253	$2,253
3.77%, due 11/28/2005 *	2,624	2,624
3.81%, due 08/10/2006 *	2,591	2,591
Bear Stearns & Co.
4.07%, due 12/06/2005 *	1,126	1,126
4.07%, due 03/07/2006 *	3,379	3,379
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	1,126	1,126
Certificates Of Deposit (0.9%)
Barclays
3.70%, due 01/17/2006 *	5,069	5,069
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	1,224	1,224
3.99%, due 05/18/2006 *	2,816	2,816
Rabobank Nederland
3.94%, due 05/31/2006 *	2,816	2,816
Commercial Paper (2.2%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	2,239	2,239
Grampian Funding LLC-144A
3.76%, due 10/13/2005	549	549
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	2,350	2,350
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	1,690	1,690
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	7,322	7,322
4.01%, due 12/09/2005 *	7,096	7,096
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	2,496	2,496
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	1,674	1,674
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	1,126	1,126
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	2,235	2,235
Euro Dollar Overnight (2.1%)
Barclays
3.62%, due 10/03/2005	3,379	3,379

Fortis Bank
3.81%, due 10/07/2005	$2,253	$2,253
Societe Generale
3.78%, due 10/03/2005	4,506	4,506
3.80%, due 10/04/2005	2,816	2,816
Svenska Handlesbanken
3.88%, due 10/03/2005	8,484	8,484
Wells Fargo
3.75%, due 10/07/2005	5,632	5,632
Euro Dollar Terms (3.9%)
Bank of Nova Scotia
3.66%, due 10/11/2005	7,593	7,593
3.77%, due 10/31/2005	4,506	4,506
Barclays
3.70%, due 10/14/2005	1,690	1,690
Branch Banker &Trust
3.84%, due 11/22/2005	5,632	5,632
Citigroup
3.87%, due 12/21/2005	5,632	5,632
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	5,632	5,632
Harris Trust & Savings Bank
3.75%, due 10/21/2005	8,953	8,953
Royal Bank of Canada
3.83%, due 11/22/2005	5,632	5,632
Royal Bank of Scotland
3.76%, due 11/01/2005	6,195	6,195
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	451	451
Repurchase Agreements (4.7%)††
Credit Suisse First Boston Corp. 3.98% Repurchased Agreement dated 9/30/2005 to be repurchased at $12,574 on 10/03/2005	12,570	12,570
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 9/30/2005 to be repurchased at $26,965 on 10/03/2005	26,956	26,956
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 9/30/2005 to be repurchased at $258 on 10/03/2005	258	258
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 9/30/2005 to be repurchased at $17,283 on 10/03/2005	17,277	17,277
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 9/30/2005 to be repurchased at $3,732 on 10/03/2005	3,731	3,731

	Shares	Value
Investment Companies (3.2%)
Money Market Funds (3.2%)
American Beacon Funds
1-day yield of 3.68%	2,252,800	$2,253
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	17,161,580	17,162
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	2,984,594	2,985

Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	19,557,757	$19,558
Total Security Lending Collateral (cost: $235,537)		235,537

Total Investment Securities (cost: $1,193,330)		$1,513,873

SUMMARY:
Investments, at value	115.9%	$1,513,873
Liabilities in excess of other assets	(15.9)%	(207,488)
Net assets	100.0%	$1,306,385

NOTES TO SCHEDULE OF INVESTMENTS:
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $230,463.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $62,009, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $14,359 or 1.1% of the net assets of the Fund.

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Business Services (5.7%)
eBay, Inc. ‡	12,000	$494
First Data Corp.	5,000	200
Moody’s Corp.	8,300	424
Chemicals & Allied Products (3.6%)
Praxair, Inc.	15,000	719
Communication (3.8%)
Liberty Global, Inc.-Class A ‡	4,000	108
XM Satellite Radio Holdings, Inc.-Class A ‡	18,000	646
Communications Equipment (6.1%)
QUALCOMM, Inc.	27,000	1,208
Computer & Data Processing Services (7.2%)
Intuit, Inc. ‡	13,800	618
Microsoft Corp.	31,500	810
Computer & Office Equipment (6.3%)
Apple Computer, Inc. ‡	8,800	472
Sandisk Corp. ‡	16,100	777
Cosmetics/Personal Care (3.5%)
Gillette Co. (The)	12,000	698
Drug Stores & Proprietary Stores (3.7%)
Walgreen Co.	17,000	739
Electronic & Other Electric Equipment (2.5%)
General Electric Co.	14,400	485
Engineering & Management Services (1.4%)
Jacobs Engineering Group, Inc. ‡	3,960	267
Hotels & Other Lodging Places (5.8%)
Marriott International, Inc.-Class A	8,500	536
MGM Mirage, Inc. ‡	14,000	613
Industrial Machinery & Equipment (2.7%)
Caterpillar, Inc.	8,930	525
Insurance (4.6%)
WellPoint, Inc. ‡	11,900	902
Management Services (2.4%)
Paychex, Inc.	13,000	482
Medical Instruments & Supplies (3.0%)
Zimmer Holdings, Inc. ‡	8,500	586
Oil & Gas Extraction (4.2%)
Anadarko Petroleum Corp.	3,800	364
Schlumberger, Ltd.	5,500	464
Personal Services (2.6%)
Weight Watchers International, Inc. ‡	10,000	516
Petroleum Refining (2.0%)
Suncor Energy, Inc.	6,600	400
Pharmaceuticals (5.8%)
Allergan, Inc.	4,300	394
Genentech, Inc. ‡	8,800	741
Printing & Publishing (2.7%)
McGraw-Hill Cos., Inc. (The)	11,000	528

Retail Trade (3.7%)
Staples, Inc.	34,500	$736
Security & Commodity Brokers (7.9%)
American Express Co.	11,750	675
Chicago Mercantile Exchange	2,600	877
Transportation & Public Utilities (3.3%)
Expeditors International of Washington, Inc.	11,500	653
Trucking & Warehousing (3.8%)
United Parcel Service, Inc.-Class B	11,000	760
Variety Stores (1.0%)
Wal-Mart Stores, Inc.	4,300	188
Total Common Stocks (cost: $14,943)		19,605

Total Investment Securities (cost: $14,943)		$19,605

SUMMARY:
Investments, at value	99.3%	$19,605
Other assets in excess of liabilities	0.7%	130
Net assets	100.0%	$19,735

NOTES TO SCHEDULE OF INVESTMENTS:

‡                  No dividends were paid during the preceding twelve months.

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.0%)
Communication (3.9%)
Global Payments, Inc.	203,275	$15,799
Computer & Data Processing Services (7.2%)
Digital Insight Corp. ‡	153,819	4,009
GTECH Holdings Corp.	74,210	2,379
McAfee, Inc. ‡	335,000	10,526
NAVTEQ Corp. ‡	244,910	12,233
Computer & Office Equipment (7.5%)
Sandisk Corp. ‡	630,000	30,398
Engineering & Management Services (3.5%)
Jacobs Engineering Group, Inc. ‡	210,822	14,209
Environmental Services (0.3%)
Stericycle, Inc. ‡ †	22,400	1,280
Furniture & Home Furnishings Stores (3.2%)
Tuesday Morning Corp. †	494,797	12,800
Hardware Stores (2.2%)
Fastenal Co.	146,930	8,976
Industrial Machinery & Equipment (7.6%)
Cooper Cameron Corp. ‡	148,240	10,959
Graco, Inc.	315,000	10,798
Grant Prideco, Inc. ‡	221,007	8,984
Leather & Leather Products (1.0%)
Coach, Inc. ‡	133,400	4,183
Management Services (2.9%)
ServiceMaster Co. (The)	883,305	11,960
Medical Instruments & Supplies (7.8%)
DENTSPLY International, Inc.	100,400	5,424
Techne Corp. ‡ †	427,000	24,331
Varian Medical Systems, Inc. ‡ †	48,400	1,912
Motion Pictures (2.4%)
Lions Gate Entertainment Corp. ‡ †	525,000	5,009
Macrovision Corp. ‡	250,264	4,780
Paperboard Containers & Boxes (3.3%)
Packaging Corp. of America †	684,860	13,293
Personal Credit Institutions (3.7%)
Financial Federal Corp. †	377,900	15,040
Personal Services (9.0%)
Jackson Hewitt Tax Service, Inc.	660,000	15,781
Weight Watchers International, Inc. ‡ †	405,000	20,890
Research & Testing Services (0.4%)
Affymetrix, Inc. ‡	39,220	1,813
Retail Trade (3.2%)
Blue Nile, Inc. ‡ †	410,000	12,972
Security & Commodity Brokers (5.3%)
BlackRock, Inc.-Class A	245,000	21,712
Stone, Clay & Glass Products (3.4%)
Gentex Corp. †	794,564	13,825

Telecommunications (1.6%)
NeuStar, Inc.-Class A ‡	202,848	$6,489
Transportation & Public Utilities (11.6%)
CH Robinson Worldwide, Inc. †	390,000	25,007
Expeditors International of Washington, Inc.	391,580	22,234
Total Common Stocks (cost: $273,164)		370,005

	Principal	Value
SECURITY LENDING COLLATERAL (20.8%)
Debt (17.1%)
Bank Notes (1.2%)
Bank of America
3.77%, due 10/18/2005 *	$809	$809
3.77%, due 11/28/2005 *	943	943
3.81%, due 08/10/2006 *	931	931
Bear Stearns & Co.
4.07%, due 12/06/2005 *	405	405
4.07%, due 03/07/2006 *	1,214	1,214
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	405	405
Certificates Of Deposit (1.1%)
Barclays
3.70%, due 01/17/2006 *	1,821	1,821
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	440	440
3.99%, due 05/18/2006 *	1,012	1,012
Rabobank Nederland
3.94%, due 05/31/2006 *	1,012	1,012
Commercial Paper (2.5%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	804	804
Grampian Funding LLC-144A
3.76%, due 10/13/2005	197	197
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	844	844
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	607	607
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	2,630	2,630
4.01%, due 12/09/2005 *	2,549	2,549
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	897	897
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	601	601
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	405	405
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	803	803
Euro Dollar Overnight (2.4%)
Barclays
3.62%, due 10/03/2005	1,214	1,214
Fortis Bank
3.81%, due 10/07/2005	809	809
Societe Generale
3.78%, due 10/03/2005	1,619	1,619
3.80%, due 10/04/2005	1,012	1,012

Svenska Handlesbanken
3.88%, due 10/03/2005	$3,048	$3,048
Wells Fargo
3.75%, due 10/07/2005	2,023	2,023
Euro Dollar Terms (4.5%)
Bank of Nova Scotia
3.66%, due 10/11/2005	2,727	2,727
3.77%, due 10/31/2005	1,619	1,619
Barclays
3.70%, due 10/14/2005	607	607
Branch Banker &Trust
3.84%, due 11/22/2005	2,023	2,023
Citigroup
3.87%, due 12/21/2005	2,023	2,023
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	2,023	2,023
Harris Trust & Savings Bank
3.75%, due 10/21/2005	3,216	3,216
Royal Bank of Canada
3.83%, due 11/22/2005	2,023	2,023
Royal Bank of Scotland
3.76%, due 11/01/2005	2,225	2,225
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	162	162
Repurchase Agreements (5.4%)††
Credit Suisse First Boston Corp. 3.98% Repurchased Agreement dated 09/30/2005 to be repurchased at $4,517 on 10/03/2005	4,516	4,516
Gold Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $9,687 on 10/03/2005	9,684	9,684
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $93 on 10/03/2005	93	93
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $6,209 on 10/03/2005	6,207	6,207
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,341 on 10/03/2005	1,340	1,340

	Shares	Value
Investment Companies (3.7%)
Money Market Funds (3.7%)
American Beacon Funds
1-day yield of 3.68%	809,297	$809
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	6,165,137	6,165
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,072,188	1,072
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	7,025,941	7,026
Total Security Lending Collateral (cost: $84,614)		84,614

Total Investment Securities (cost: $357,778)		$454,619

SUMMARY:
Investments, at value	111.8%	$454,619
Liabilities in excess of other assets	(11.8)%	(48,161)
Net assets	100.0%	$406,458

NOTES TO SCHEDULE OF INVESTMENTS:

†	No dividends were paid during the preceding twelve months.
‡	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $81,835.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $30,786, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $5,158 or 1.3% of the net assets of the Fund.

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (91.9%)
Automotive (1.6%)
BMW US Capital LLC -144A
3.76%, due 10/07/2005	$10,036	$10,030
Business Credit Institutions (4.4%)
Paccar Financial Corp.
3.69%, due 11/08/2005	6,280	6,256
3.65%, due 11/10/2005	10,000	9,959
3.67%, due 11/10/2005	11,000	10,955
Chemicals & Allied Products (4.8%)
EI Du Pont de Nemours & Co.
3.72%, due 10/14/2005	11,000	10,985
Procter & Gamble Co.-144A
3.52%, due 10/19/2005	4,031	4,024
3.73%, due 10/24/2005	5,500	5,487
3.70%, due 11/15/2005	8,800	8,759
Commercial Banks (29.5%)
Bank of America Corp.
3.79%, due 11/21/2005	8,500	8,454
Barclays U.S. Funding Corp.
3.62%, due 10/07/2005	9,000	8,995
3.46%, due 10/11/2005	7,000	6,993
3.67%, due 11/08/2005	9,000	8,965
3.82%, due 11/15/2005	5,000	4,976
Old Line Funding Corp.-144A
3.63%, due 10/04/2005	12,000	11,996
3.62%, due 10/12/2005	11,000	10,988
3.66%, due 10/14/2005	5,500	5,493
Ranger Funding Co. LLC-144A
3.51%, due 10/17/2005	9,200	9,186
3.75%, due 10/19/2005	11,000	10,979
Royal Bank of Scotland
3.77%, due 11/01/2005	14,500	14,453
3.77%, due 11/02/2005	14,500	14,452
State Street Corp.
3.60%, due 10/07/2005	10,000	9,994
3.73%, due 10/28/2005	17,000	16,952
UBS Finance Delaware LLC
3.61%, due 10/06/2005	8,500	8,496
3.61%, due 10/11/2005	10,000	9,990
3.57%, due 10/25/2005	10,000	9,976
USAA Capital Corp.
3.75%, due 10/04/2005	10,000	9,997
Computer & Office Equipment (3.8%)
Pitney Bowes, Inc.-144A
3.71%, due 10/04/2005	12,000	11,996
3.71%, due 10/05/2005	11,562	11,557
Department Stores (0.9%)
Wal-Mart Stores, Inc.-144A
3.57%, due 10/24/2005	5,600	5,587
Holding & Other Investment Offices (8.4%)
CAFCO LLC-144A
3.57%, due 10/03/2005	9,500	9,498
3.55%, due 10/05/2005	13,100	13,095
3.60%, due 10/27/2005	5,500	5,486
Goverment of Quebec
3.63%, due 10/31/2005	9,500	9,471
Toronto Dominion Holdings USA, Inc.-144A
3.57%, due 10/11/2005	5,700	5,694
3.59%, due 10/18/2005	8,300	8,286
Industrial Machinery & Equipment (4.9%)
Caterpillar Financial Services Corp.
3.76%, due 10/20/2005	14,000	13,972
Caterpillar, Inc.
3.75%, due 10/07/2005	16,000	15,990

Insurance (4.5%)
MetLife Funding, Inc.
3.73%, due 10/21/2005	$18,000	$17,963
3.56%, due 10/25/2005	10,000	9,976
Oil & Gas Extraction (4.9%)
Total Capital SA-144A
3.78%, due 10/03/2005	11,100	11,098
3.58%, due 10/11/2005	7,000	6,993
3.65%, due 10/26/2005	12,000	11,970
Personal Credit Institutions (14.0%)
American Honda Finance Corp.
3.65%, due 10/18/2005	7,500	7,487
3.65%, due 10/20/2005	7,000	6,987
3.62%, due 10/21/2005	7,000	6,986
3.59%, due 10/24/2005	6,800	6,784
General Electric Capital Corp.
3.63%, due 10/12/2005	6,700	6,693
3.66%, due 10/21/2005	10,000	9,980
3.65%, due 11/07/2005	7,000	6,974
3.76%, due 11/07/2005	6,500	6,475
Toyota Motor Credit Corp.
3.59%, due 10/14/2005	9,000	8,988
3.70%, due 10/17/2005	8,460	8,446
3.51%, due 10/19/2005	10,280	10,262
Pharmaceuticals (3.1%)
Pfizer, Inc.-144A
3.70%, due 10/27/2005	10,000	9,973
3.70%, due 10/28/2005	8,830	8,806
Printing & Publishing (3.9%)
Gannett Co., Inc.
3.75%, due 10/06/2005	3,000	2,998
Gannett Co., Inc.-144A
3.75%, due 10/03/2005	4,126	4,125
3.72%, due 10/13/2005	6,200	6,192
3.73%, due 10/18/2005	10,400	10,382
Wholesale Trade Durable Goods (1.6%)
Minnesota Mining & Manufacturing Co.
3.54%, due 10/20/2005	10,000	9,981
Wholesale Trade Nondurable Goods (1.6%)
Unilever Capital Corp.-144A
3.86%, due 10/03/2005	10,120	10,118
Total Commercial Paper (cost: $565,059)		565,059

SHORT-TERM OBLIGATIONS (1.1%)
Food & Kindred Products (1.1%)
Hershey Co. (The)
6.70%, due 10/01/2005	6,600	6,600
Total Short-Term Obligations (cost: $6,600)		6,600

CERTIFICATES OF DEPOSIT (7.2%)
Toronto Dominion Bank, Ltd.
3.74%, due 10/26/2005	14,100	14,100
Wells Fargo Bank NA
3.73%, due 10/17/2005	11,000	11,000
3.75%, due 10/31/2005	9,500	9,500
3.77%, due 11/04/2005	9,500	9,500
Total Certificates Of Deposit (cost: $44,100)		44,100

Total Investment Securities (cost: $615,759)		$615,759

SUMMARY:
Investments, at value	100.2%	$615,759
Liabilities in excess of other assets	(0.2)%	(940)
Net assets	100.0%	$614,819

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $227,798 or 37.1% of the net assets of the Fund.

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.4%)
Apparel Products (1.1%)
True Religion Apparel, Inc. ‡ †	285,000	$4,742
Chemicals & Allied Products (5.4%)
Chemtura Corp.	300,000	3,726
Lubrizol Corp.	180,000	7,799
Olin Corp.	485,000	9,210
PolyOne Corp. ‡	555,560	3,367
Commercial Banks (4.9%)
Corus Bankshares, Inc.	140,000	7,676
Hibernia Corp.-Class A	237,300	7,128
North Fork Bancorp, Inc.	283,878	7,239
Computer & Data Processing Services (3.4%)
ActivCard Corp. ‡	175,800	761
Fair Isaac Corp.	240,000	10,752
Sabre Holdings Corp. †	183,200	3,715
Computer & Office Equipment (1.1%)
Hypercom Corp. ‡	725,000	4,727
Symbol Technologies, Inc.	3,450	33
Construction (5.3%)
Chemed Corp.	310,000	13,435
McDermott International, Inc. ‡	280,000	10,251
Electric, Gas & Sanitary Services (0.7%)
ALLETE, Inc.	66,666	3,054
Electronic & Other Electric Equipment (4.8%)
Acuity Brands, Inc.	300,000	8,901
Genlyte Group, Inc. ‡	260,000	12,501
Electronic Components & Accessories (1.8%)
Advanced Energy Industries, Inc. ‡	400,000	4,304
OSI Systems, Inc. ‡ †	232,800	3,678
Environmental Services (2.1%)
Republic Services, Inc.	265,000	9,352
Food & Kindred Products (1.3%)
Hercules, Inc. ‡	356,600	4,358
TreeHouse Foods, Inc. ‡ †	47,000	1,263
Gas Production & Distribution (1.4%)
KeySpan Corp. †	175,000	6,437
Health Services (1.9%)
LifePoint Hospitals, Inc. ‡	200,000	8,746
Holding & Other Investment Offices (6.2%)
Annaly Mortgage Management, Inc. REIT †	400,000	5,180
Education Realty Trust, Inc. REIT	325,000	5,428
LTC Properties, Inc. REIT	450,000	9,540
Omega Healthcare Investors, Inc. REIT	291,000	4,051
Parkway Properties, Inc. REIT	79,000	3,707
Hotels (2.1%)
Host Marriott Corp. †	570,000	9,633
Industrial Machinery & Equipment (4.2%)
Allis-Chalmers Corp. ‡ †	315,000	3,730
Cooper Cameron Corp. ‡	45,800	3,386
Grant Prideco, Inc. ‡	167,010	6,789
Terex Corp. ‡	95,700	4,730

Insurance (6.2%)
AMBAC Financial Group, Inc.	120,000	$8,647
HCC Insurance Holdings, Inc. †	367,500	10,485
PartnerRe, Ltd.	135,000	8,647
Management Services (2.3%)
FTI Consulting, Inc. ‡ †	415,000	10,483
Medical Instruments & Supplies (2.0%)
Orthofix International NV ‡	210,000	9,156
Oil & Gas Extraction (21.1%)
Bronco Drilling Co Inc. ‡	64,000	1,763
Chesapeake Energy Corp. †	432,900	16,558
Global Industries, Ltd. ‡	478,225	7,049
GlobalSantaFe Corp.	245,000	11,177
Noble Energy, Inc.	100,000	4,690
Parker Drilling Co. ‡	552,600	5,123
Patterson-UTI Energy, Inc.	281,240	10,147
Pioneer Drilling Co. ‡	425,000	8,296
Superior Energy Services, Inc. ‡	855,000	19,742
Todco-Class A †	240,150	10,017
Pharmaceuticals (0.6%)
ARIAD Pharmaceuticals, Inc. ‡ †	360,000	2,675
Retail Trade (1.8%)
Sports Authority, Inc. (The) ‡ †	280,000	8,243
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc.	350,000	4,032
Telecommunications (2.1%)
Citizens Communications Co. †	700,000	9,485
Transportation Equipment (0.8%)
Brunswick Corp.	100,000	3,773
Trucking & Warehousing (1.4%)
Yellow Roadway Corp. ‡ †	151,100	6,259
Water Transportation (6.5%)
Aries Maritime Transport, Ltd. ‡	992,000	14,880
DryShips, Inc. †	270,000	4,652
Genco Shipping & Trading, Ltd. ‡	499,700	9,529
Wholesale Trade Nondurable Goods (2.0%)
Dean Foods Co. ‡ †	235,000	9,132
Total Common Stocks (cost: $336,511)		427,969

	Principal	Value
SECURITY LENDING COLLATERAL (20.4%)
Debt (16.8%)
Bank Notes (1.1%)
Bank of America
3.77%, due 10/18/2005 *	$874	$874
3.77%, due 11/28/2005 *	1,018	1,018
3.81%, due 08/10/2006 *	1,005	1,005
Bear Stearns & Co.
4.07%, due 12/06/2005 *	437	437
4.07%, due 03/07/2006 *	1,311	1,311
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	437	437
Certificates Of Deposit (1.0%)
Barclays
3.70%, due 01/17/2006 *	1,967	1,967
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	475	475
3.99%, due 05/18/2006 *	1,093	1,093
Rabobank Nederland
3.94%, due 05/31/2006 *	1,093	1,093

Commercial Paper (2.5%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	$869	$869
Grampian Funding LLC-144A
3.76%, due 10/13/2005	213	213
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	912	912
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	656	656
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	2,841	2,841
4.01%, due 12/09/2005 *	2,754	2,754
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	968	968
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	650	650
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	437	437
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	867	867
Euro Dollar Overnight (2.4%)
Barclays
3.62%, due 10/03/2005	1,311	1,311
Fortis Bank
3.81%, due 10/07/2005	874	874
Societe Generale
3.78%, due 10/03/2005	1,748	1,748
3.80%, due 10/04/2005	1,093	1,093
Svenska Handlesbanken
3.88%, due 10/03/2005	3,292	3,292
Wells Fargo
3.75%, due 10/07/2005	2,186	2,186
Euro Dollar Terms (4.5%)
Bank of Nova Scotia
3.66%, due 10/11/2005	2,946	2,946
3.77%, due 10/31/2005	1,748	1,748
Barclays
3.70%, due 10/14/2005	656	656
Branch Banker &Trust
3.84%, due 11/22/2005	2,186	2,186
Citigroup
3.87%, due 12/21/2005	2,186	2,186
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	2,186	2,186
Harris Trust & Savings Bank
3.75%, due 10/21/2005	3,474	3,474
Royal Bank of Canada
3.83%, due 11/22/2005	2,186	2,186
Royal Bank of Scotland
3.76%, due 11/01/2005	2,404	2,404
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	175	175
Repurchase Agreements (5.3%) ††
Credit Suisse First Boston Corp. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $4,879 on 10/03/2005	4,878	4,878

Goldman Sachs Group, Inc. (The) 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $10,464 on 10/03/2005	$10,460	$10,460
Lehman Brothers, Inc. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $100 on 10/03/2005	100	100
Merrill Lynch & Co. 3.98%, Repurchase Agreement dated 09/30/2005 to be repurchased at $6,707 on 10/03/2005	6,704	6,704
Morgan Stanley Dean Witter & Co. 4.04%, Repurchase Agreement dated 09/30/2005 to be repurchased at $1,448 on 10/03/2005	1,448	1,448

	Shares	Value
Investment Companies (3.6%)
Money Market Funds (3.6%)
American Beacon Funds
1-day yield of 3.68%	874,186	$874
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	6,659,448	6,660
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	1,158,154	1,158
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	7,589,270	7,589
Total Security Lending Collateral (cost: $91,399)		91,399

Total Investment Securities (cost: $427,910)		$519,368

SUMMARY:
Investments, at value	115.8%	$519,368
Liabilities in excess of other assets	(15.8)%	(71,053)
Net assets	100.0%	$448,315

NOTES TO SCHEDULE OF INVESTMENTS:

‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $88,377.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $24,062, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $5,572 or 1.2% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (38.4%)
U.S. Treasury Bond
5.38%, due 02/15/2031 †	$18,066	$20,240
U.S. Treasury Note
2.75%, due 06/30/2006 †	25,500	25,259
3.50%, due 11/15/2006 †	13,000	12,910
3.88%, due 07/15/2010	600	591
4.25%, due 11/15/2014 †	500	496
4.00%, due 02/15/2015 †	9,500	9,248
4.13%, due 05/15/2015 †	3,420	3,361
4.25%, due 08/15/2015 †	5,861	5,824
Total U.S. Government Obligations (cost: $77,920)		77,929

U.S. GOVERNMENT AGENCY OBLIGATIONS (36.3%)
Fannie Mae
4.75%, due 01/02/2007	5,000	5,015
2.38%, due 02/15/2007	5,000	4,868
5.25%, due 08/01/2012	2,000	2,055
5.50%, due 05/01/2035	3,258	3,257
5.50%, due 05/01/2035	3,247	3,247
Fannie Mae-Conventional Pool
5.50%, due 08/01/2017	2,579	2,618
5.00%, due 05/01/2018	2,594	2,589
6.00%, due 01/01/2034	1,721	1,751
6.00%, due 01/01/2034	2,499	2,541
6.00%, due 08/01/2034	980	997
6.00%, due 10/01/2034	1,975	2,008
Federal Home Loan Bank
3.63%, due 11/14/2008	15,000	14,653
3.00%, due 04/15/2009	13,000	12,378
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	4,868	4,859
6.00%, due 09/01/2032	798	812
6.00%, due 11/01/2032	1,282	1,305
6.00%, due 12/01/2033	1,472	1,498
5.50%, due 06/01/2035	5,708	5,711
Ginnie Mae-FHA/VA Pool
6.00%, due 03/20/2034	1,539	1,572
Total U.S. Government Agency Obligations (cost: $75,671)		73,734

CORPORATE DEBT SECURITIES (16.1%)
Beer, Wine & Distilled Beverages (0.5%)
Foster’s Finance Corp.-144A
5.88%, due 06/15/2035	1,100	1,078
Commercial Banks (0.9%)
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (a)	1,800	1,791
Department Stores (0.5%)
Neiman-Marcus Group, Inc. -144A
9.00%, due 10/15/2015	1,000	1,003
Electric Services (1.0%)
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	2,016

Food & Kindred Products (0.5%)
WM Wrigley Jr. Co.
4.65%, due 07/15/2015	$1,000	$983
Holding & Other Investment Offices (1.0%)
iStar Financial, Inc.
4.88%, due 01/15/2009	2,000	1,981
Hotels & Other Lodging Places (0.4%)
Park Place Entertainment Corp.
7.00%, due 04/15/2013	750	813
Metal Mining (1.5%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	2,123	2,992
Oil & Gas Extraction (4.2%)
Chesapeake Energy Corp.
7.50%, due 06/15/2014	1,325	1,414
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	2,615	2,834
Nexen, Inc.
5.88%, due 03/10/2035	1,750	1,715
Suncor Energy, Inc.
5.95%, due 12/01/2034	2,400	2,563
Petroleum Refining (0.7%)
Valero Energy Corp.
7.50%, due 04/15/2032	1,250	1,509
Primary Metal Industries (1.0%)
Noranda, Inc.
6.00%, due 10/15/2015	1,950	1,987
Printing & Publishing (1.3%)
Gannett Co., Inc.
5.50%, due 04/01/2007	1,000	1,014
Media General, Inc.
6.95%, due 09/01/2006	1,500	1,521
Security & Commodity Brokers (0.5%)
Residential Capital Corp.-144A
6.38%, due 06/30/2010	1,000	1,013
Telecommunications (1.3%)
America Movil SA de CV
5.50%, due 03/01/2014	2,750	2,719
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,500	1,684
Total Corporate Debt Securities (cost: $32,895)		32,630

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (6.3%)
U.S. Treasury Bill
3.60%, due 02/02/2006	4,500	4,444
3.56%, due 03/02/2006	8,500	8,372
Total Short-Term U.S. Government Obligations (cost: $12,815)		12,816

SECURITY LENDING COLLATERAL (22.6%)
Debt (18.6%)
Bank Notes (1.3%)
Bank of America
3.77%, due 10/18/2005 *	439	439
3.77%, due 11/28/2005 *	511	511
3.81%, due 08/10/2006 *	505	505
Bear Stearns & Co.
4.07%, due 12/06/2005 *	219	219
4.07%, due 03/07/2006 *	658	658
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	219	219

Certificates Of Deposit (1.2%)
Barclays
3.70%, due 01/17/2006 *	$987	$987
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	238	238
3.99%, due 05/18/2006 *	549	549
Rabobank Nederland
3.94%, due 05/31/2006 *	549	549
Commercial Paper (2.8%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	436	436
Grampian Funding LLC-144A
3.76%, due 10/13/2005	107	107
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	458	458
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	329	329
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	1,426	1,426
4.01%, due 12/09/2005 *	1,382	1,382
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	486	486
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	326	326
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	219	219
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	435	435
Euro Dollar Overnight (2.6%)
Barclays
3.62%, due 10/03/2005	658	658
Fortis Bank
3.81%, due 10/07/2005	439	439
Societe Generale
3.78%, due 10/03/2005	878	878
3.80%, due 10/04/2005	549	549
Svenska Handlesbanken
3.88%, due 10/03/2005	1,653	1,653
Wells Fargo
3.75%, due 10/07/2005	1,097	1,097
Euro Dollar Terms (4.9%)
Bank of Nova Scotia
3.66%, due 10/11/2005	1,479	1,479
3.77%, due 10/31/2005	878	878
Barclays
3.70%, due 10/14/2005	329	329
Branch Banker &Trust
3.84%, due 11/22/2005	1,097	1,097
Citigroup
3.87%, due 12/21/2005	1,097	1,097
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,097	1,097
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,744	1,744
Royal Bank of Canada
3.83%, due 11/22/2005	1,097	1,097
Royal Bank of Scotland
3.76%, due 11/01/2005	1,207	1,207
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	88	88

Repurchase Agreements (5.8%)††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $2,449 on 10/03/2005	$2,449	$2,449
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $5,253 on 10/03/2005	5,251	5,251
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $50 on 10/03/2005	50	50
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,367 on 10/03/2005	3,366	3,366
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $727 on 10/03/2005	727	727

	Shares	Value
Investment Companies (4.0%)
Money Market Funds (4.0%)
American Beacon Funds
1-day yield of 3.68%	438,831	$439
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	3,342,968	3,343
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	581,380	581
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	3,809,729	3,810
Total Security Lending Collateral (cost: $45,881)		45,881

Total Investment Securities (cost: $245,182)		$242,990

SUMMARY:
Investments, at value	119.7%	$242,990
Liabilities in excess of other assets	(19.7)%	(39,964)
Net assets	100.0%	$203,026

NOTES TO SCHEDULE OF INVESTMENTS:
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $44,650.
(a)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.
(b)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $12,079, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $7,681 or 3.8% of the net assets of the Fund.

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.1%) #
U.S. Treasury Bond
5.38%, due 02/15/2031	$7,182	$8,046
U.S. Treasury Note
3.63%, due 06/15/2010	850	829
4.00%, due 02/15/2015	710	691
4.25%, due 08/15/2015	334	332
Total U.S. Government Obligations (cost: $10,075)		9,898

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.9%) #
Fannie Mae
5.50%, due 05/01/2035	6,710	6,709
5.50%, due 05/01/2035	6,689	6,688
Fannie Mae-Conventional Pool
6.00%, due 07/01/2017	2,580	2,654
5.50%, due 08/01/2017	2,012	2,043
6.00%, due 01/01/2018	2,540	2,613
5.00%, due 05/01/2018	1,334	1,332
6.00%, due 10/01/2033	1,063	1,081
6.00%, due 01/01/2034	2,121	2,156
6.00%, due 01/01/2034	2,563	2,606
6.00%, due 02/01/2034	700	712
6.00%, due 08/01/2034	817	831
6.00%, due 10/01/2034	1,714	1,743
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	2,528	2,523
5.50%, due 09/01/2018	2,195	2,228
5.50%, due 11/01/2018	2,571	2,610
6.00%, due 10/01/2032	5,788	5,890
6.00%, due 11/01/2033	1,811	1,843
6.00%, due 12/01/2033	1,546	1,573
5.50%, due 06/01/2035	6,101	6,104
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	861	898
6.00%, due 02/20/2034	1,295	1,322
6.00%, due 08/20/2034	184	188
Total U.S. Government Agency Obligations (cost: $57,135)		56,347

CORPORATE DEBT SECURITIES (15.7%) #
Agriculture (0.4%)
Cargill, Inc. -144A
5.00%, due 11/15/2013	1,000	998
Dole Food Co., Inc.
8.63%, due 05/01/2009	300	313
Michael Foods, Inc.
8.00%, due 11/15/2013	300	306

Beverages (0.6%)
Bottling Group LLC
2.45%, due 10/16/2006	$2,000	$1,957
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	800	950
Chemicals & Allied Products (1.4%)
Lubrizol Corp.
4.63%, due 10/01/2009	2,200	2,163
Monsanto Co.
5.50%, due 07/30/2035	1,620	1,556
Nalco Co.
7.75%, due 11/15/2011	1,000	1,023
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	1,895	1,967
Commercial Banks (1.5%)
Abbey National PLC
7.35%, due 06/15/2049 (a)	2,000	2,053
Bank One Corp.
6.88%, due 08/01/2006	1,000	1,018
HBOS PLC -144A
5.92%, due 09/01/2049 (b)	2,400	2,406
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (c)	1,250	1,244
Wells Fargo & Co.
6.25%, due 04/15/2008	530	550
Communication (0.5%)
Comcast Corp.
4.95%, due 06/15/2016	1,650	1,580
Echostar DBS Corp.
5.75%, due 10/01/2008	550	542
Department Stores (0.2%)
Neiman-Marcus Group, Inc. -144A
9.00%, due 10/15/2015	1,000	1,003
Electric Services (0.4%)
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	2,016
Food & Kindred Products (0.2%)
Sara Lee Corp.
6.95%, due 10/09/2006	1,000	1,016
Food Stores (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,075	1,062
Holding & Other Investment Offices (1.1%)
EOP Operating, LP
8.38%, due 03/15/2006	3,050	3,103
iStar Financial, Inc.
4.88%, due 01/15/2009	2,000	1,981
Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corp.
7.00%, due 04/15/2013	450	488
Insurance (0.7%)
International Lease Finance Corp.
5.63%, due 06/01/2007	1,000	1,014
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	2,400	2,431
Metal Mining (0.5%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	1,813	2,555

Motion Pictures (0.7%)
Time Warner, Inc.
9.13%, due 01/15/2013	$2,000	$2,442
Walt Disney Co.
5.62%, due 12/01/2008	1,000	999
Oil & Gas Extraction (1.0%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	1,000	1,050
Husky Oil, Ltd.
8.90%, due 08/15/2028 (d)	2,020	2,189
Nexen, Inc.
5.88%, due 03/10/2035	1,538	1,508
Personal Credit Institutions (0.4%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	2,000	2,008
Petroleum Refining (0.7%)
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	2,050	2,043
Valero Energy Corp.
7.50%, due 04/15/2032	1,000	1,207
Primary Metal Industries (0.2%)
Noranda, Inc.
6.00%, due 10/15/2015	1,000	1,019
Printing & Publishing (1.2%)
Gannett Co., Inc.
5.50%, due 04/01/2007	3,000	3,041
Media General, Inc.
6.95%, due 09/01/2006	1,590	1,612
News America Holdings, Inc.
7.75%, due 12/01/2045	910	1,068
Radio & Television Broadcasting (0.5%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,025	2,180
Restaurants (0.5%)
Landry’s Restaurants, Inc., Series B
7.50%, due 12/15/2014	1,000	950
Yum! Brands, Inc.
7.70%, due 07/01/2012	1,000	1,147
Security & Commodity Brokers (1.2%)
Credit Suisse First Boston (London), Inc.-144A
7.90%, due 05/01/2049 (e)	2,000	2,092
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,000	1,033
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,132
Residential Capital Corp.-144A
6.38%, due 06/30/2010	1,600	1,621
Telecommunications (0.4%)
America Movil SA de CV
5.50%, due 03/01/2014	2,000	1,977
Transportation & Public Utilities (0.7%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	3,100	3,283
Water Transportation (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,123

Wholesale Trade Nondurable Goods (0.2%)
Domino’s, Inc.
8.25%, due 07/01/2011	$729	$765
Total Corporate Debt Securities (cost: $75,043)		74,784

	Shares	Value
COMMON STOCKS (67.6%) #
Amusement & Recreation Services (1.4%)
Disney (Walt) Co. (The)	270,000	$6,515
Business Credit Institutions (0.2%)
Fannie Mae	18,000	807
Chemicals & Allied Products (1.7%)
Colgate-Palmolive Co.	56,000	2,956
Praxair, Inc.	112,000	5,368
Commercial Banks (6.4%)
Bank of America Corp.	211,844	8,919
Citigroup, Inc.	205,170	9,339
PNC Financial Services Group, Inc.	110,000	6,382
Wachovia Corp.	67,640	3,219
Wells Fargo & Co.	40,000	2,343
Computer & Data Processing Services (4.8%)
Microsoft Corp.	825,000	21,227
Sun Microsystems, Inc. ‡	400,000	1,568
Electric Services (1.4%)
Dominion Resources, Inc.	45,000	3,876
Duke Energy Corp.	92,000	2,684
Electronic & Other Electric Equipment (1.6%)
Cooper Industries, Ltd.-Class A	35,000	2,420
General Electric Co.	150,000	5,050
Electronic Components & Accessories (1.1%)
Intel Corp.	130,000	3,204
Texas Instruments, Inc.	60,000	2,034
Food & Kindred Products (6.1%)
Altria Group, Inc.	325,000	23,956
HJ Heinz Co.	68,500	2,503
Sara Lee Corp.	140,000	2,653
Holding & Other Investment Offices (3.8%)
Plum Creek Timber Co., Inc.	210,000	7,961
Rayonier, Inc.	174,000	10,026
Insurance (1.0%)
American International Group, Inc.	78,000	4,833
Life Insurance (0.9%)
Genworth Financial, Inc.-Class A	130,000	4,191
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corp.	100,000	2,769
Motion Pictures (4.5%)
Time Warner, Inc.	1,170,000	21,189
Oil & Gas Extraction (5.1%)
Anadarko Petroleum Corp.	55,000	5,266
EOG Resources, Inc.	130,000	9,737
Schlumberger, Ltd.	107,500	9,071
Paper & Allied Products (0.5%)
Kimberly-Clark Corp.	40,000	2,381
Petroleum Refining (5.4%)
BP PLC, ADR	175,000	12,399
Exxon Mobil Corp.	75,000	4,766
Marathon Oil Corp.	80,000	5,514
Murphy Oil Corp.	60,000	2,992

Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.	595,000	$14,316
Merck & Co., Inc.	515,100	14,016
Schering-Plough Corp.	200,000	4,210
Primary Metal Industries (0.4%)
Hubbell, Inc.-Class B	45,000	2,112
Railroads (0.9%)
Union Pacific Corp.	60,000	4,302
Savings Institutions (2.6%)
Washington Mutual, Inc.	314,540	12,336
Security & Commodity Brokers (5.9%)
Alliance Capital Management Holding, LP	350,000	16,748
Jefferies Group, Inc.	100,000	4,355
Raymond James Financial, Inc.	175,000	5,621
T. Rowe Price Group, Inc.	20,000	1,306
Telecommunications (3.2%)
Sprint Nextel Corp.	650,000	15,457
Tobacco Products (1.3%)
Loews Corp. - Carolina Group	154,000	6,103
Total Common Stocks (cost: $267,957)		321,000

Total Investment Securities (cost: $410,210)		$462,029

	Contracts	Value
WRITTEN OPTIONS (-0.6%)
Covered Call Options (-0.3%)
Altria Group, Inc.	165,000	$(520)
Call Strike $75.00
Expires 12/17/2005
American International Group, Inc.	78,000	(246)
Call Strike $60.00
Expires 11/19/2005
Anadarko Petroleum Corp.	25,000	(120)
Call Strike $95.00
Expires 11/19/2005
EOG Resources, Inc.	30,000	(453)
Call Strike $60.00
Expires 10/22/2005
Exxon Mobil Corp.	14,000	(11)
Call Strike $65.00
Expires 10/22/2005
Louisiana-Pacific Corp.	50,000	(56)
Call Strike $30.00
Expires 01/21/2006
Schering-Plough Corp.	161,000	(113)
Call Strike $22.50
Expires 01/21/2006
Sprint Corp. (FON Group)	200,000	(50)
Call Strike $27.50
Expires 01/21/2006
Wells Fargo & Co.	40,000	(9)
Call Strike $65.00
Expires 01/21/2006
Put Options (-0.3%)
Alliance Capital Management Holding, LP	30,000	(23)
Put Strike $45.00
Expires 01/21/2006
Altria Group, Inc.	100,000	(7)
Put Strike $40.00
Expires 01/21/2006

American International Group, Inc.	78,000	$(27)
Put Strike $50.00
Expires 02/18/2006
Bristol-Myers Squibb Co.	200,000	(30)
Put Strike $20.00
Expires 01/21/2006
Colgate-Palmolive Co.	10,000	(2)
Put Strike $45.00
Expires 01/21/2006
Fannie Mae	8,000	(123)
Put Strike $60.00
Expires 01/21/2006
Ford Motor Credit Co.	180,000	(112)
Put Strike $100.00
Expires 01/21/2006
Freeport McMoRan Cooper & Gold, Inc.	100,500	(35)
Put Strike $35.00
Expires 01/21/2006
General Electric Co.	50,000	(77)
Put Strike $35.00
Expires 12/17/2005
HJ Heinz Co.	80,000	(52)
Put Strike $35.00
Expires 01/21/2006
Home Depot	36,000	(31)
Put Strike $35.00
Expires 01/21/2006
L-3 Communications Holdings, Inc.	74,000	(4)
Put Strike $65.00
Expires 10/22/2005
Merck & Co., Inc.	38,900	(502)
Put Strike $40.00
Expires 01/21/2006
Murphy Oil Corp.	10,000	(5)
Put Strike $47.50
Expires 10/22/2005
PNC Financial Services Group, Inc.	90,000	(9)
Put Strike $47.50
Expires 11/19/2005
Sara Lee Corp.	60,000	(83)
Put Strike $20.00
Expires 01/21/2006
Schering-Plough Corp.	65,000	(7)
Put Strike $15.00
Expires 01/21/2006
Washington Mutual, Inc.	130,000	(16)
Put Strike $30.00
Expires 01/21/2006
Total Written Options (premiums: $3,275)		(2,723)

SUMMARY:
Investments, at value	97.3%	$462,029
Written Options	(0.6)%	(2,723)
Other assets in excess of liabilities	3.3%	15,828
Net assets	100.0%	$475,134

NOTES TO SCHEDULE OF INVESTMENTS:
#	Substantially all of the Fund’s securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
(a)	Abbey National PLC has a fixed coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.
(b)	HBOS PLC -144A has a fixed coupon rate of 5.92% until 10/01/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 129.5BP, if not called.
(c)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.
(d)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.
(e)

Credit Suisse First Boston (London), Inc.-144A has a fixed coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.

‡	No dividends were paid during the preceding twelve months.
Contract amounts are not in thousands.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, these securities aggregated $9,364 or 2.0% of the net assets of the Fund.

ADR	American Depositary Receipt

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Ireland (0.0%)
Grafton Group PLC ‡	3,500	$35
Mexico (0.1%)
Fomento Economico Mexicano SA de CV	7,000	49
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	17
Total Convertible Preferred Stocks (cost: $111)		101

PREFERRED STOCKS (0.8%)
Brazil (0.6%)
Aracruz Celulose SA-Class B	3,497	14
Banco Bradesco SA	1,500	73
Banco Itau Holding Financeira SA	192	46
Brasil Telecom Participacoes SA	2,034,514	17
Caemi Mineracao e Metalurgica SA	14,000	22
Centrais Eletricas Brasileiras SA-Class B	968,988	19
Cia de Bebidas das Americas	145,986	55
Cia Energetica de Minas Gerais	857,500	33
Cia Siderurgica de Tubarao	234,004	17
Cia Vale do Rio Doce-Class A	4,815	189
Contax Participacoes SA ‡	2,631	2
Embratel Participacoes SA ‡	1,995,936	5
Empresa Brasileira de Aeronautica SA	2,979	29
Gerdau SA	2,250	33
Klabin SA	5,500	11
Petroleo Brasileiro SA	20,000	321
Sadia SA	4,000	12
Tele Centro Oeste Celular Participacoes SA	1,308	12
Tele Norte Leste Participacoes SA	2,631	43
Telesp Celular Participacoes SA ‡	1,448	6
Usinas Siderurgicas de Minas Gerais SA-Class A	1,000	23
Votorantim Celulose e Papel SA	703	9
Germany (0.1%)
Fresenius Medical Care AG	100	8
Henkel KGaA	1,037	95
Porsche AG	110	85
ProSieben SAT.1 Media AG	674	12
RWE AG	256	15
Volkswagen AG	1,209	55
Russia (0.1%)
Surgutneftegaz, ADR	2,100	182
Total Preferred Stocks (cost: $877)		1,443

COMMON STOCKS (90.2%)
Australia (3.8%)
Alumina, Ltd.	29,755	139
Amcor, Ltd.	23,105	118
AMP, Ltd.	15,002	85
Ansell, Ltd.	1,835	16
Australia & New Zealand Banking Group, Ltd.	16,310	299
Australian Gas Light Co., Ltd.	5,245	59
BHP Billiton, Ltd.	92,000	1,562
BlueScope Steel, Ltd.	18,798	137
Boral, Ltd.	15,307	94
Brambles Industries, Ltd. †	11,167	76
Coca-Cola Amatil, Ltd.	5,790	35

Coles Myer, Ltd.	12,117	$95
Commonwealth Bank of Australia	13,478	395
CSL, Ltd.	808	24
CSR, Ltd.	24,831	59
Foster’s Group, Ltd.	23,028	102
Insurance Australia Group, Ltd.	19,171	80
John Fairfax Holdings, Ltd.	11,317	39
Leighton Holdings, Ltd.	2,026	22
Lend Lease Corp, Ltd.	5,605	60
Macquarie Bank, Ltd.	2,358	136
Macquarie Infrastructure Group	25,529	78
Mayne Group, Ltd.	10,157	42
National Australia Bank, Ltd.	18,067	456
Newcrest Mining, Ltd.	8,522	136
OneSteel, Ltd.	14,572	42
Orica, Ltd.	7,346	118
Origin Energy, Ltd.	17,423	97
PaperlinX, Ltd.	11,828	29
Patrick Corp., Ltd.	7,068	37
QBE Insurance Group, Ltd.	7,831	112
Rinker Group, Ltd.	24,421	309
Rio Tinto, Ltd. †	7,980	360
Santos, Ltd.	13,050	125
Sonic Healthcare, Ltd.	1,548	18
Stockland	393	2
Stockland ‡	8	—	☐
Suncorp-Metway, Ltd.	6,220	94
Tabcorp Holdings, Ltd.	4,577	60
Telstra Corp., Ltd.	24,350	76
Transurban Group	6,394	35
Wesfarmers, Ltd.	4,239	130
Westpac Banking Corp.	19,060	307
Woodside Petroleum, Ltd.	10,411	286
Woolworths, Ltd. †	11,322	144
Austria (0.9%)
Bank Austria Creditanstalt AG	1,487	167
Boehler-Uddeholm AG	207	35
Erste Bank der Oesterreichischen Sparkassen AG	10,396	558
Flughafen Wien AG	989	67
IMMOFINANZ Immobilien Anlagen AG ‡	10,046	98
Mayr-Melnhof Karton AG	397	58
OMV AG	5,975	356
RHI AG ‡	775	23
Telekom Austria AG	5,727	114
Voestalpine AG	442	39
Wienerberger AG	1,130	45
Belgium (1.1%)
AGFA-Gevaert NV	971	23
Bekaert SA	84	7
Belgacom SA	1,650	56
Delhaize Group	487	29
Dexia	18,356	414
Electrabel SA	251	126
Fortis	25,323	737
InBev	239	9
KBC Groupe	2,533	206
Solvay SA	1,236	144
UCB SA	1,721	91
Umicore	332	36
Bermuda (0.4%)
Cheung Kong Infrastructure Holdings, Ltd.	25,000	83
Esprit Holdings, Ltd.	48,000	359
Frontline, Ltd.	800	36
Kerry Properties, Ltd.	16,368	41
Li & Fung, Ltd.	80,000	185
SCMP Group, Ltd.	10,000	4
Ship Finance International, Ltd.	386	8
Yue Yuen Industrial Holdings	24,000	66

Brazil (0.0%)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	250	$7
Cia de Bebidas das Americas	29,196	9
Cia Siderurgica Nacional SA	744	17
Souza Cruz SA	1,500	18
Uniao de Bancos Brasileiros SA, GDR	650	34
Cayman Islands (0.1%)
Hutchison Telecommunications International, Ltd. ‡	66,000	96
Kingboard Chemicals Holdings Co., Ltd.	23,000	57
Denmark (0.6%)
Danske Bank A/S	13,439	413
DSV A/S	300	32
GN Store Nord	4,900	65
Novo Nordisk A/S-Class B	5,050	250
Novozymes A/S-Class B	986	51
Tele Danmark A/S	2,700	146
Vestas Wind Systems A/S ‡ †	2,300	56
Finland (1.2%)
Cargotec Corp. ‡	646	20
Fortum OYJ	4,428	89
Kesko OYJ-Class B	2,181	61
Kone Oyj ‡	646	44
Metso OYJ	3,581	91
Neste Oil Oyj ‡	1,107	41
Nokia OYJ	76,844	1,291
Outokumpu OYJ	2,264	30
Sampo OYJ	3,754	60
Stora Enso OYJ ‡	1,920	27
Stora Enso OYJ-Class R	8,624	119
Tietoenator OYJ	1,767	60
UPM-Kymmene OYJ	8,858	178
Uponor OYJ	495	11
Wartsila OYJ-Class B	796	25
France (6.3%)
Accor SA	3,853	195
Air Liquide	1,942	358
Alcatel SA ‡	20,707	277
Alstom ‡	1,474	70
Atos Origin ‡	183	13
Autoroutes du Sud de la France	1,134	66
AXA	26,147	720
BNP Paribas	12,393	945
Bouygues	3,809	178
Business Objects SA ‡	555	19
Cap Gemini SA ‡	1,993	78
Carrefour SA	7,048	325
Casino Guichard Perrachon SA	764	54
Cie de Saint-Gobain	4,028	232
Cie Generale D’Optique Essilor International SA	706	59
CNP Assurances	998	67
Credit Agricole SA	5,140	151
Dassault Systemes SA	517	27
France Telecom SA	17,788	512
Gecina SA	715	84
Groupe Danone	2,627	284
Hermes International	99	23
Imerys SA	768	57
Klepierre	603	61
Lafarge SA	2,794	247
Lagardere S.C.A.	1,411	100
L’Oreal SA †	586	46
LVMH Moet Hennessy Louis Vuitton SA	2,442	202
Michelin (C.G.D.E.)-Class B	1,068	63
Neopost SA	581	56
Pernod-Ricard	101	18
Peugeot SA	1,217	83

PPR SA	635	$67
Publicis Groupe	938	30
Renault SA	1,252	119
Safran SA	814	18
Sanofi-Aventis	12,709	1,053
Schneider Electric SA	2,796	221
Societe BIC SA	377	22
Societe Generale-Class A	4,864	557
Societe Television Francaise 1	1,155	31
Sodexho Alliance SA	2,055	78
Suez SA	8,183	237
Technip SA	796	47
Thales SA	1,604	75
Thomson Multimedia SA	2,434	51
Total SA	8,122	2,224
Unibail	975	142
Valeo SA	886	37
Veolia Environnement	1,864	79
Vinci SA	1,842	159
Vivendi Universal SA	8,819	289
Zodiac SA	138	8
Germany (7.6%)
Adidas-Salomon AG	717	125
Allianz AG	7,763	1,051
Altana AG	1,859	104
BASF AG	13,346	1,006
Bayer AG	16,480	606
Bayerische Hypo-und Vereinsbank AG ‡	20,810	588
Beiersdorf AG	1,946	224
Celesio AG	605	53
Commerzbank AG	22,744	625
Continental AG	1,422	117
DaimlerChrysler AG	9,623	512
Deutsche Bank AG	12,722	1,193
Deutsche Boerse AG	5,074	486
Deutsche Lufthansa AG	4,366	58
Deutsche Post AG	14,681	344
Deutsche Telekom AG	47,660	870
Douglas Holding AG	324	12
E.ON AG	13,106	1,208
Epcos AG ‡	918	12
Fresenius Medical Care AG †	1,101	101
Hochtief AG	150	7
Hypo Real Estate Holding	4,162	211
Infineon Technologies AG ‡	7,022	69
KarstadtQuelle AG ‡	184	2
Linde AG	2,803	207
Man AG	2,227	115
Merck KGaA	1,098	93
Metro AG	3,353	166
Muenchener Rueckversicherungs AG	1,888	216
Puma AG Rudolf Dassler Sport	224	61
RWE AG	7,703	511
SAP AG	4,591	796
Schering AG	3,613	229
Siemens AG	14,198	1,097
ThyssenKrupp AG †	6,560	137
TUI AG †	3,692	79
Volkswagen AG †	2,494	154
Wincor Nixdorf AG	300	29
Greece (0.4%)
Alpha Bank A.E.	5,328	151
EFG Eurobank Ergasias SA	3,089	96
National Bank of Greece SA	6,722	268
OPAP SA	2,900	90
Titan Cement Co. SA	1,000	33

Hong Kong (4.0%)
Bank of East Asia, Ltd.	80,401	$235
BOC Hong Kong Holdings, Ltd.	183,000	367
Cathay Pacific Airways, Ltd.	50,000	89
Cheung Kong Holdings, Ltd.	78,000	881
CLP Holdings, Ltd.	81,500	486
Hang Lung Properties, Ltd.	95,000	151
Hang Seng Bank, Ltd.	34,100	458
Henderson Land Development	34,000	170
Hong Kong & China Gas	196,000	404
Hong Kong Exchanges and Clearing, Ltd.	53,000	181
HongKong Electric Holdings	69,500	347
Hopewell Holdings, Ltd.	31,000	82
Hutchison Whampoa, Ltd.	104,900	1,085
Hysan Development Co., Ltd.	31,712	79
Johnson Electric Holdings, Ltd.	77,500	74
MTR Corp.	67,750	142
New World Development, Ltd.	111,693	147
PCCW, Ltd.	181,200	118
Shangri-La Asia, Ltd.	49,071	79
Sino Land Co.	63,051	77
Sun Hung Kai Properties, Ltd.	63,000	653
Swire Pacific, Ltd.-Class A	43,000	396
Techtronic Industries Co.	44,000	113
Television Broadcasts, Ltd.	14,000	86
Wharf Holdings, Ltd.	62,000	242
Ireland (0.5%)
Allied Irish Banks PLC	15,869	339
Bank of Ireland	18,498	293
CRH PLC	8,925	243
DCC PLC	450	9
Elan Corp. PLC ‡	5,550	49
Independent News & Media PLC	3,500	10
Irish Life & Permanent PLC	1,049	19
Italy (1.2%)
Alleanza Assicurazioni SpA	1,196	15
Assicurazioni Generali SpA	1,929	61
Autogrill SpA	1,060	15
Autostrade SpA	2,257	58
Banca Fideuram SpA	2,009	12
Banca Intesa SpA	18,124	85
Banca Intesa SpA RNC	1,601	7
Banca Monte dei Paschi di Siena SpA	1,628	7
Banca Nazionale Del Lavoro SpA ‡	2,319	7
Banca Popolare di Milano Scrl †	1,170	12
Banco Popolare di Verona e Novara Scrl	1,801	34
Benetton Group SpA	360	4
Enel SpA	5,618	48
ENI-Ente Nazionale Idrocarburi SpA	35,981	1,070
Fiat SpA ‡	1,835	16
Finmeccanica SpA	2,107	42
Italcementi SpA	243	4
Luxottica Group SpA	793	20
Mediaset SpA	1,980	23
Mediobanca SpA	1,091	22
Mediolanum SpA	1,510	10
Pirelli & C SpA	16,439	17
Riunione Adriatica di Sicurta SpA	725	17
Sanpaolo IMI SpA †	7,471	116
Seat Pagine Gialle SpA ‡	22,996	11
Telecom Italia SpA	58,776	192
Telecom Italia SpA RNC	34,516	96
Tiscali SpA ‡	1,598	6
UniCredito Italiano SpA	22,665	128

Japan (26.8%)
77 Bank, Ltd. (The)	7,000	$52
Acom Co., Ltd.	1,940	141
Advantest Corp. †	1,600	124
Aeon Co., Ltd.	9,800	197
Aeon Credit Service Co., Ltd.	500	36
Aiful Corp.	1,725	145
Ajinomoto Co., Inc.	14,000	148
Alps Electric Co., Ltd.	3,000	49
Amada Co., Ltd.	7,000	56
Asahi Breweries, Ltd.	7,100	90
Asahi Glass Co., Ltd.	26,000	273
Asahi Kasei Corp.	23,000	126
Asatsu-DK, Inc.	300	9
Astellas Pharma, Inc.	11,800	445
Bank of Fukuoka, Ltd. (The) †	16,000	116
Bank of Kyoto, Ltd. (The)	6,000	60
Bank of Yokohama, Ltd. (The)	35,000	267
Benesse Corp.	600	23
Bridgestone Corp.	20,000	429
Canon, Inc.	17,700	958
Casio Computer Co., Ltd.	8,300	121
Central Japan Railway Co.	30	234
Chiba Bank, Ltd. (The)	21,000	171
Chubu Electric Power Co., Inc. †	9,400	230
Chugai Pharmaceutical Co., Ltd.	4,902	94
Citizen Watch Co., Ltd.	6,300	51
Credit Saison Co., Ltd.	3,700	163
CSK Corp.	1,700	75
Dai Nippon Printing Co., Ltd.	9,000	145
Daicel Chemical Industries, Ltd.	3,000	19
Daiichi Sanyko Co., Ltd. ‡ †	16,056	330
Daikin Industries, Ltd.	3,800	102
Daimaru, Inc.	5,000	59
Dainippon Ink & Chemical, Inc.	12,000	40
Daito Trust Construction Co., Ltd.	2,100	92
Daiwa House Industry Co., Ltd.	13,000	170
Daiwa Securities Group, Inc.	72,000	564
Denki Kagaku Kogyo KK	7,000	25
Denso Corp.	14,500	421
Dowa Mining Co., Ltd.	10,000	84
East Japan Railway Co.	71	406
Ebara Corp.	7,000	30
Eisai Co., Ltd.	6,100	261
Familymart Co., Ltd.	1,200	36
Fanuc, Ltd.	4,000	324
Fast Retailing Co., Ltd.	2,000	152
Fuji Electric Holdings Co., Ltd.	4,000	16
Fuji Photo Film Co., Ltd.	9,800	324
Fujikura, Ltd.	5,000	31
Fujitsu, Ltd.	38,000	251
Furukawa Electric Co., Ltd. (The) ‡	13,000	66
Hirose Electric Co., Ltd.	700	82
Hitachi Construction Machinery Co., Ltd.	700	13
Hitachi, Ltd.	67,000	425
Hokuhoku Financial Group, Inc.	29,000	110
Honda Motor Co., Ltd.	20,300	1,151
Hoya Corp. ‡	6,600	225
Hoya Corp.	2,200	73
INPEX Corp.	8	62
Isetan Co., Ltd.	3,800	61
Ishikawajima-Harima Heavy Industries Co., Ltd. ‡	22,000	44
Itochu Corp.	30,000	207
Itochu Techno-Science Corp.	700	25
Japan Airlines System Corp. †	16,000	43
Japan Real Estate Investment Corp. REIT	17	137
Japan Retail Fund Investment REIT	11	89
Japan Tobacco, Inc.	19	300
JFE Holdings, Inc.	11,300	368
JGC Corp.	5,000	92
Joyo Bank, Ltd. (The)	19,000	116

JS Group Corp.	4,700	$80
JSR Corp.	2,800	58
Kajima Corp.	27,000	129
Kaneka Corp.	5,000	65
Kansai Electric Power Co. (The), Inc.	18,200	402
Kao Corp.	13,000	321
Kawasaki Heavy Industries, Ltd.	22,000	56
Keihin Electric Express Railway Co., Ltd.	5,000	31
Keio Corp.	2,000	11
Keyence Corp.	600	151
Kikkoman Corp.	3,000	29
Kintetsu Corp.	31,000	105
Kirin Brewery Co., Ltd.	20,000	221
Kobe Steel, Ltd.	60,000	183
Komatsu, Ltd.	23,000	314
Konami Corp.	2,100	47
Konica Minolta Holdings, Inc.	10,000	91
Kubota Corp.	32,000	222
Kuraray Co., Ltd.	6,500	58
Kurita Water Industries, Ltd.	1,300	24
Kyocera Corp.	3,500	244
Kyowa Hakko Kogyo Co., Ltd.	11	—	☐
Kyushu Electric Power Co., Inc.	5,200	116
Lawson, Inc.	800	30
Leopalace21 Corp.	4,100	99
Mabuchi Motor Co., Ltd.	500	25
Marubeni Corp.	29,000	135
Marui Co., Ltd.	8,800	149
Matsushita Electric Industrial Co., Ltd.	45,000	764
Matsushita Electric Works, Ltd.	7,000	70
Meiji Seika Kaisha, Ltd.	3,000	16
Meitec Corp.	300	10
Millea Holdings, Inc.	41	659
Minebea Co., Ltd.	8,000	33
Mitsubishi Chemical Corp.	31,000	103
Mitsubishi Corp.	26,500	524
Mitsubishi Electric Corp.	45,000	289
Mitsubishi Estate Co., Ltd.	41,000	564
Mitsubishi Heavy Industries, Ltd.	76,000	270
Mitsubishi Materials Corp.	35,000	124
Mitsubishi Rayon Co., Ltd.	10,000	45
Mitsubishi Tokyo Financial Group, Inc.	113	1,486
Mitsui & Co., Ltd. †	32,000	401
Mitsui Chemicals, Inc.	9,000	53
Mitsui Fudosan Co., Ltd.	29,000	437
Mitsui Mining & Smelting, Co., Ltd.	21,000	122
Mitsui O.S.K. Lines, Ltd.	2,000	16
Mitsui Sumitomo Insurance Co., Ltd.	51,000	592
Mitsui Trust Holdings, Inc.	14,000	194
Mitsukoshi, Ltd.	4,000	19
Mizuho Financial Group, Inc.	184	1,173
Murata Manufacturing Co., Ltd.	4,900	274
NEC Corp.	35,000	190
NEC Electronics Corp.	400	13
NET One Systems Co., Ltd.	11	22
NGK Insulators, Ltd.	8,000	102
NGK Spark Plug Co., Ltd.	5,000	73
Nidec Corp. ‡	900	52
Nidec Corp.	900	54
Nikko Cordial Corp.	12,000	139
Nikon Corp.	6,000	76
Nintendo Co., Ltd.	2,300	269
Nippon Building Fund, Inc. REIT	17	145
Nippon Express Co., Ltd.	16,000	79
Nippon Meat Packers, Inc.	3,000	33
Nippon Mining Holdings, Inc.	12,500	99
Nippon Oil Corp.	32,000	284

Nippon Paper Group, Inc.	53	$192
Nippon Sheet Glass Co., Ltd.	9,000	41
Nippon Steel Corp.	152,000	572
Nippon Telegraph & Telephone Corp.	141	695
Nippon Yusen Kabushiki Kaisha	23,000	155
Nishi-Nippon City Bank, Ltd.	14,000	70
Nissan Chemical Industries, Ltd.	3,000	38
Nissan Motor Co., Ltd.	59,300	678
Nisshin Seifun Group, Inc.	5,500	54
Nissin Food Products Co., Ltd.	1,600	42
Nitto Denko Corp.	4,600	259
Nomura Holdings, Inc.	43,500	676
Nomura Research Institute, Ltd.	1,400	162
NSK, Ltd.	14,000	77
NTN Corp.	11,000	66
NTT Data Corp.	31	120
NTT DoCoMo, Inc.	182	325
Obayashi Corp.	17,000	118
Obic Co., Ltd.	100	17
Oji Paper Co., Ltd.	22,000	120
Oki Electric Industry Co., Ltd.	12,000	41
Olympus Corp.	3,000	67
Omron Corp.	4,300	105
Onward Kashiyama Co., Ltd.	3,000	48
Oracle Corp.	700	31
Oriental Land Co., Ltd.	1,400	80
ORIX Corp.	2,900	525
Osaka Gas Co., Ltd.	42,000	147
Pioneer Corp.	3,100	44
Promise Co., Ltd.	2,400	178
Resona Holdings, Inc. ‡	130	336
Ricoh Co., Ltd.	14,000	219
Rohm Co., Ltd.	2,200	191
Sanyo Electric Co., Ltd.	36,000	89
Secom Co., Ltd.	3,000	145
Seiko Epson Corp.	1,900	49
Sekisui Chemical Co., Ltd.	5,000	36
Sekisui House, Ltd.	14,000	172
Seven & I Holdings Co., Ltd. ‡	14,960	497
Sharp Corp.	19,000	276
Shimachu Co., Ltd.	1,200	31
Shimamura Co., Ltd.	500	56
Shimano, Inc.	1,700	46
Shimizu Corp.	20,000	131
Shin-Etsu Chemical Co., Ltd.	8,100	354
Shinsei Bank, Ltd.	25,000	158
Shionogi & Co., Ltd. †	6,000	82
Shiseido Co., Ltd.	6,000	87
Shizuoka Bank, Ltd. (The)	17,000	175
Showa Denko KK	12,000	38
Showa Shell Sekiyu KK	1,700	23
Skylark Co., Ltd.	2,000	30
SMC Corp.	1,400	187
Softbank Corp. †	5,300	295
Sompo Japan Insurance, Inc.	19,000	252
Sony Corp. †	15,500	510
Stanley Electric Co., Ltd.	1,000	15
Sumitomo Bakelite Co., Ltd.	3,000	21
Sumitomo Chemical Co., Ltd.	27,000	167
Sumitomo Corp.	20,000	212
Sumitomo Electric Industries, Ltd.	14,000	189
Sumitomo Heavy Industries, Ltd.	9,000	64
Sumitomo Metal Industries, Ltd.	87,000	306
Sumitomo Metal Mining Co., Ltd.	21,000	195
Sumitomo Mitsui Financial Group, Inc.	132	1,247
Sumitomo Realty & Development Co., Ltd.	18,000	267
Sumitomo Trust & Banking Co., Ltd. (The)	28,000	231

Taiheiyo Cement Corp.	12,000	$45
Taisei Corp.	15,000	62
Taisho Pharmaceutical Co., Ltd.	911	16
Taiyo Yuden Co., Ltd.	1,000	11
Takashimaya Co., Ltd.	8,000	102
Takeda Pharmaceutical Co., Ltd. †	20,100	1,200
Takefuji Corp.	1,690	132
TDK Corp.	2,500	179
Teijin, Ltd.	16,000	94
Terumo Corp. †	4,200	135
THK Co., Ltd.	800	20
TIS, Inc.	800	17
Tobu Railway Co., Ltd.	17,000	68
Toho Co., Ltd.	800	13
Tohoku Electric Power Co., Inc.	8,300	185
Tokyo Broadcasting System, Inc.	2,100	49
Tokyo Electric Power Co. (The), Inc.	28,900	732
Tokyo Electron, Ltd. †	3,900	208
Tokyo Gas Co., Ltd. †	46,000	187
Tokyo Tatemono Co., Ltd.	6,000	49
Tokyu Corp.	20,000	106
TonenGeneral Sekiyu KK	8,000	93
Toppan Printing Co., Ltd.	8,000	85
Toray Industries, Inc.	23,000	123
Toshiba Corp.	60,000	265
Tosoh Corp.	8,000	34
Toto, Ltd.	11,000	87
Toyo Seikan Kaisha, Ltd.	3,100	46
Toyota Industries Corp.	2,100	70
Toyota Motor Corp.	65,600	3,012
Trend Micro, Inc.	2,500	79
UFJ Holdings, Inc. ‡	97	791
Uni-Charm Corp.	400	17
Uniden Corp.	1,000	15
UNY Co., Ltd.	1,000	13
Ushio Inc.	1,000	20
West Japan Railway Co.	4	15
Yahoo! Japan Corp.	69	81
Yahoo! Japan Corp. ‡	69	82
Yamada Denki Co., Ltd.	2,200	168
Yamaha Corp.	1,900	33
Yamaha Motor Co., Ltd.	700	14
Yamato Transport Co., Ltd.	5,000	82
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp. †	4,600	72
Luxembourg (0.1%)
Arcelor	7,836	184
Malaysia (0.0%)
Berjaya Sports Toto Berhad	30,000	36
Nestle (Malaysia) Berhad	700	5
Mexico (0.5%)
Alfa SA de CV-Class A	3,000	18
America Movil SA de CV-Class L	187,000	246
Cemex SA de CV	30,000	156
Coca-Cola Femsa SA de CV -Class L	2,000	5
Corporacion Geo SA de CV- Class B ‡	4,000	12
Grupo Carso SA de CV -Class A1	8,000	18
Grupo Financiero Banorte SA de CV- Class O	3,000	27
Grupo Mexico SA de CV -Class B	11,000	22
Grupo Modelo SA -Class C	6,000	19
Grupo Televisa SA -Class CPO	22,000	79
Kimberly-Clark de Mexico de CV- Class A	5,000	19
Telefonos de Mexico SA de CV -Class L	126,000	134
Urbi Desarrollos Urbanos SA de CV ‡	1,000	7
Wal-Mart de Mexico SA de CV-Class V	19,000	97

Netherlands (2.9%)
ABN AMRO Holding NV	35,274	$847
Akzo Nobel NV	4,986	218
ASML Holding NV ‡	9,386	155
Corio NV	1,397	81
DSM NV	2,790	110
Euronext NV	2,611	115
European Aeronautic Defense and Space Co. †	3,760	134
Heineken NV	10,704	345
ING Groep NV	36,499	1,090
James Hardie Industries NV	12,239	84
Koninklijke Philips Electronics NV	14,448	385
Oce NV	1,677	26
Reed Elsevier NV	6,710	93
Rodamco Europe NV	1,147	99
Royal KPN NV	26,702	240
STMicroelectronics NV	4,009	69
TPG NV	11,732	292
Unilever NV	9,291	662
VNU NV †	2,526	80
Wereldhave NV	569	60
Wolters Kluwer NV	3,538	66
New Zealand (0.0%)
Carter Holt Harvey, Ltd.	11,175	20
Telecom Corp. of New Zealand, Ltd.	4,880	20
Norway (0.5%)
DnB Nor ASA	6,204	64
Norsk Hydro ASA	2,138	240
Norske Skogindustrier ASA †	1,800	27
Norske Skogindustrier ASA Rights ‡	1,800	3
Orkla ASA	2,230	85
Statoil ASA	8,600	214
Tandberg ASA	2,500	34
Tandberg Television ASA ‡	1,300	17
Telenor ASA	10,900	98
Yara International ASA	4,038	73
Poland (0.5%)
Agora SA	1,257	26
Bank Pekao SA	2,677	149
Bank Przemyslowo-Handlowy BPH	319	64
Bank Zachodni WBK SA ‡	877	34
Grupa Kety SA	43	2
KGHM Polska Miedz SA	4,349	63
Pko Bank Polski SA	12,748	124
Polski Koncern Naftowy Orlen SA	10,198	210
Prokom Software SA	380	14
Telekomunikacja Polska SA	23,583	185
Portugal (0.2%)
Banco Comercial Portugues SA-Class R	46,026	128
Brisa-Auto Estradas de Portugal SA	5,252	46
Energias de Portugal SA	548	2
Portugal Telecom SGPS SA	10,085	92
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	5
Russia (1.1%)
LUKOIL, ADR	15,500	895
MMC Norilsk Nickel, ADR †	2,300	182
Mobile Telesystems, ADR	4,000	163
OAO Gazprom, ADR	1,895	127
Surgutneftegaz, ADR	4,300	232
Tatneft, ADR	2,000	129
Unified Energy System, GDR	2,548	99
Vimpel-Communications, Sponsored ADR ‡	4,700	209
Singapore (1.4%)
Ascendas Real Estate Investment Trust REIT	27,000	35
Capitaland, Ltd.	36,000	67
CapitaMall Trust REIT	22,800	32
Chartered Semiconductor Manufacturing, Ltd. ‡	36,000	25
City Developments, Ltd.	20,484	113

ComfortDelgro Corp., Ltd.	60,598	$54
Creative Technology, Ltd	1,951	14
DBS Group Holdings, Ltd.	37,788	354
Fraser & Neave, Ltd.	6,000	61
Jardine Cycle & Carriage, Ltd.	4,000	26
Keppel Corp., Ltd.	19,000	143
Keppel Land, Ltd.	13,000	28
Neptune Orient Lines, Ltd.	17,000	31
Oversea-Chinese Banking Corp.	71,568	265
Overseas Union Enterprise, Ltd.	1,494	8
Parkway Holdings, Ltd.	22,000	28
SembCorp Industries, Ltd.	29,617	53
SembCorp Marine, Ltd.	20,000	35
Singapore Airlines, Ltd.	18,000	124
Singapore Exchange, Ltd.	27,713	41
Singapore Land, Ltd.	6,000	19
Singapore Post, Ltd.	47,000	34
Singapore Press Holdings, Ltd.	53,622	147
Singapore Technologies Engineering, Ltd.	45,184	68
Singapore Telecommunications, Ltd.	228,560	329
STATS ChipPAC, Ltd. ‡	35,000	22
United Overseas Bank, Ltd.	40,219	336
United Overseas Land, Ltd. (Foreign Registered)	18,651	26
Venture Corp., Ltd.	7,879	68
Spain (2.7%)
Abertis Infraestructuras SA	7,768	227
Acciona SA	405	46
Acerinox SA	3,188	44
ACS Actividades de Construccion y Servicios SA	3,548	104
Altadis SA	7,584	341
Antena 3 de Television SA	716	13
Banco Bilbao Vizcaya Argentaria SA	34,831	613
Banco Popular Espanol SA	9,635	118
Banco Santander Central Hispano SA	48,784	643
Cintra Concesiones de Infraestructuras de Transporte SA ‡	2,511	35
Endesa SA	9,209	247
Fomento de Construcciones y Contratas SA	443	26
Gas Natural SDG SA	12,393	362
Grupo Ferrovial SA	905	76
Iberdrola SA	7,860	220
Inditex SA	2,758	81
Indra Sistemas SA	1,279	28
Repsol YPF SA	10,850	353
Sacyr Vallehermoso SA	993	28
Sociedad General de Aguas de Barcelona SA-Class B	2,411	59
Telefonica SA	71,687	1,177
Union Fenosa SA	1,877	62
Sweden (1.8%)
Alfa Laval AB	300	5
Assa Abloy AB-Class B	4,627	66
Atlas Copco AB-Class A	5,019	97
Atlas Copco AB-Class B	3,300	57
Electrolux AB-Class B	2,840	67
Eniro AB	1,500	18
Getinge AB	2,400	33
Hennes & Mauritz AB-Class B	4,530	162
Holmen AB-Class B	1,250	39
Modern Times Group AB-Class B ‡	450	17
Nordea Bank AB	43,737	439
Sandvik AB	2,891	144
Scania AB-Class B	1,400	51
Skandia Forsakrings AB	6,322	33
Skandinaviska Enskilda Banken AB-Class A	7,371	136
Skanska AB-Class B	5,344	79
SKF AB	3,632	47
Ssab Svenskt Stal AB-Class A	500	15
Svenska Cellulosa AB-Class B	3,300	116

Svenska Handelsbanken AB-Class A	12,360	$287
Swedish Match AB	4,600	55
Tele2 AB-Class B	1,950	20
Telefonaktiebolaget LM Ericsson-Class B	244,873	897
TeliaSonera AB	22,735	108
Volvo AB-Class A	1,409	60
Volvo AB-Class B †	3,042	133
WM-data AB-Class B	6,925	19
Switzerland (5.5%)
ABB, Ltd. ‡	26,490	194
Ciba Specialty Chemicals AG	1,338	79
Clariant AG ‡	4,570	66
Compagnie Financiere Richemont AG-Class A	6,759	269
Credit Suisse Group	10,362	461
Geberit AG	56	41
Givaudan	159	102
Holcim, Ltd.	3,472	231
Kudelski SA ‡	630	25
Logitech International SA ‡	1,362	55
Lonza Group AG	677	40
Nestle SA	8,128	2,389
Nobel Biocare Holding AG	500	118
Novartis AG	34,654	1,765
Roche Holding AG-Genusschein	10,506	1,465
Schindler Holding AG	124	48
Serono SA-Class B	137	90
Straumann Holding AG	211	57
Swatch Group AG	808	23
Swatch Group AG-Class B	398	55
Swiss Reinsurance	990	65
Swisscom AG	312	102
Syngenta AG ‡	2,644	278
UBS AG	20,451	1,745
Valora Holding AG ‡	28	5
Zurich Financial Services AG ‡	719	123
Turkey (0.5%)
Akbank TAS	19,128	127
Anadolu Efes Biracilik Ve Malt Sanayii AS	539	14
Arcelik AS	4,585	26
Dogan Sirketler Grubu Holdings ‡	9,922	28
Dogan Yayin Holding ‡	6,138	16
Eregli Demir ve Celik Fabrikalari TAS	10,736	71
Ford Otomotiv Sanayi AS	2,790	19
Haci Omer Sabanci Holding	11,180	58
Hurriyet Gazetecilik AS	3,487	10
KOC Holding AS	7,998	36
Migros Turk TAS	3,218	27
Trakya Cam Sanayii AS	1,158	4
Tupras-Turkiye Petrol Rafine	3,301	58
Turk Sise ve Cam Fabrikalari AS	3,454	11
Turkcell Iletisim Hizmet AS	11,160	61
Turkiye Garanti Bankasi ‡	29,073	87
Turkiye Is Bankasi	20,362	141
Yapi ve Kredi Bankasi ‡	9,749	41
United Kingdom (17.5%)
Aegis Group PLC	10,618	26
Amec PLC	3,204	21
Anglo American PLC	23,315	697
ARM Holdings PLC	11,035	23
Arriva PLC	1,921	20
Associated British Ports Holdings PLC	3,999	37
AstraZeneca PLC	22,120	1,031
Aviva PLC	27,997	308
BAA PLC	16,016	177
BAE Systems PLC	43,172	262
Balfour Beatty PLC	6,964	40
Barclays PLC	78,146	792

Barratt Developments PLC	2,360	$32
BBA Group PLC	6,827	36
Bellway PLC	1,058	16
BG Group PLC	46,084	438
BHP Billiton PLC	40,519	656
BOC Group PLC	8,720	178
Boots Group PLC	8,211	88
BP PLC	302,222	3,599
BPB PLC	7,425	97
British Airways PLC ‡	7,020	36
British American Tobacco PLC	19,604	413
British Land Co. PLC	11,308	188
British Sky Broadcasting PLC	10,736	106
BT Group PLC	109,220	429
Bunzl PLC	5,003	50
Cable & Wireless PLC	31,835	80
Cadbury Schweppes PLC	27,124	274
Carnival PLC	3,536	183
Centrica PLC	26,985	117
Cobham PLC	14,220	40
Compass Group PLC	42,645	156
Corus Group PLC	60,982	56
Daily Mail and General Trust NV-Class A	3,023	35
Diageo PLC	44,378	640
Dixons Group PLC	18,341	49
Electrocomponents PLC	6,075	26
Emap PLC	2,527	37
EMI Group PLC	7,963	34
Enterprise Inns PLC	7,260	108
Exel PLC	4,966	108
Filtrona PLC ‡	1	—	☐
FirstGroup PLC	5,075	30
Friends Provident PLC	20,786	69
GKN PLC	6,509	34
GlaxoSmithKline PLC	78,625	2,005
GUS PLC	9,076	137
Hammerson PLC	6,201	102
Hanson PLC	12,073	126
HBOS PLC	46,391	700
Hilton Group PLC	32,905	183
HSBC Holdings PLC	137,012	2,222
Imi PLC	5,554	42
Imperial Chemical Industries PLC	19,405	103
Imperial Tobacco Group PLC	8,322	239
Intercontinental Hotels Group PLC	9,619	122
J Sainsbury PLC	14,582	72
Johnson Matthey PLC	4,430	93
Kelda Group PLC	7,481	93
Kesa Electricals PLC	2,470	11
Kingfisher PLC	11,088	42
Land Securities Group PLC	10,120	265
Legal & General Group PLC	69,767	140
Liberty International PLC	5,467	96
Lloyds TSB Group PLC	67,058	554
LogicaCMG PLC	9,351	29
Marks & Spencer Group PLC	15,883	105
Meggitt PLC	6,644	38
Misys PLC	6,140	22
Mitchells & Butlers PLC	10,845	70
National Express Group PLC	1,908	28
National Grid PLC	40,333	379
Next PLC	2,496	61
Pearson PLC	7,726	90
Peninsular and Oriental Steam Navigation Co. (The)	10,487	62
Persimmon PLC	2,657	40
Pilkington PLC	23,470	58
Prudential PLC	18,878	172

Punch Taverns PLC	5,190	$73
Rank Group PLC	12,055	64
Reckitt Benckiser PLC	13,644	417
Reed Elsevier PLC	12,193	113
Reuters Group PLC	14,320	95
Rexam PLC	8,115	74
Rio Tinto PLC	17,580	721
Rolls-Royce Group PLC ‡	24,869	164
Royal & Sun Alliance Insurance Group PLC	28,011	48
Royal Bank of Scotland Group PLC	36,092	1,027
Royal Dutch Shell PLC-Class A	57,154	1,895
Royal Dutch Shell PLC-Class B	40,769	1,412
Sage Group PLC	15,418	63
Scottish & Southern Energy PLC	12,656	230
Scottish Power PLC	27,513	278
Serco Group PLC	3,788	17
Severn Trent PLC	6,508	114
Signet Group PLC	14,749	27
Slough Estates PLC	8,763	83
Smith & Nephew PLC	7,142	60
Smiths Group PLC	7,309	124
Stagecoach Group PLC	7,219	14
Tanjong PLC	10,400	40
Tate & Lyle PLC	9,452	76
Taylor Woodrow PLC	5,774	33
Tesco PLC	82,776	453
Tomkins PLC	12,394	63
Unilever PLC	39,639	415
United Business Media PLC	2,739	27
Vodafone Group PLC	837,437	2,184
Whitbread PLC	5,298	89
William Hill PLC	8,423	87
Wimpey (George) PLC	3,860	29
Wolseley PLC	7,759	164
WPP Group PLC	9,458	96
Yell Group PLC	6,135	52
United States (0.1%)
Synthes, Inc.	1,051	123
Total Common Stocks (cost: $134,482)		160,926

	Principal	Value
SECURITY LENDING COLLATERAL (3.3%)
Debt (2.7%)
Bank Notes (0.2%)
Bank of America
3.77%, due 10/18/2005 *	$56	$56
3.77%, due 11/28/2005 *	66	66
3.81%, due 08/10/2006 *	65	65
Bear Stearns & Co.
4.07%, due 12/06/2005 *	28	28
4.07%, due 03/07/2006 *	84	84
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	28	28
Certificates of Deposit (0.2%)
Barclays
3.70%, due 01/17/2006 *	127	127
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	31	31
3.99%, due 05/18/2006 *	70	70
Rabobank Nederland
3.94%, due 05/31/2006 *	70	70
Commercial Paper (0.4%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	56	56
Grampian Funding LLC-144A
3.76%, due 10/13/2005	14	14
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	59	59

Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	$42	$42
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	183	183
4.01%, due 12/09/2005 *	177	177
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	62	62
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	42	42
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	28	28
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	56	56
Euro Dollar Overnight (0.4%)
Barclays
3.62%, due 10/03/2005	84	84
Fortis Bank
3.81%, due 10/07/2005	56	56
Societe Generale
3.78%, due 10/03/2005	112	112
3.80%, due 10/04/2005	70	70
Svenska Handlesbanken
3.88%, due 10/03/2005	212	212
Wells Fargo
3.75%, due 10/07/2005	141	141
Euro Dollar Terms (0.7%)
Bank of Nova Scotia
3.66%, due 10/11/2005	190	190
3.77%, due 10/31/2005	112	112
Barclays
3.70%, due 10/14/2005	42	42
Branch Banker &Trust
3.84%, due 11/22/2005	141	141
Citigroup
3.87%, due 12/21/2005	141	141
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	141	141
Harris Trust & Savings Bank
3.75%, due 10/21/2005	223	223
Royal Bank of Canada
3.83%, due 11/22/2005	141	141
Royal Bank of Scotland
3.76%, due 11/01/2005	155	155
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	11	11
Repurchase Agreements (0.8%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $314 on 10/03/2005	314	314
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $673 on 10/03/2005	673	673
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $6 on 10/03/2005	6	6
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $431 on 10/03/2005	431	431
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $93 on 10/03/2005	93	93

	Shares	Value
Investment Companies (0.6%)
Money Market Funds (0.6%)
American Beacon Funds
1-day yield of 3.68%	56,236	$56
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	428,397	428
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	74,503	75
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	488,212	488
Total Security Lending Collateral (cost: $5,880)		5,880
Total Investment Securities (cost: $141,350)		$168,350

SUMMARY:
Investments, at value	94.4%	$168,350
Other Assets and Liabilities	5.6%	10,072
Net assets	100.0%	$178,422

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	3,638	11/17/2005	$2,787	$(15)
British Pound Sterling	4,139	11/17/2005	7,521	(207)
British Pound Sterling	2,842	12/15/2005	5,172	(152)
Euro Dollar	5,477	11/17/2005	6,868	(251)
Euro Dollar	4,226	12/15/2005	5,207	(95)
Hong Kong Dollar	(60,664)	11/17/2005	(7,810)	(9)
Japanese Yen	(908,249)	11/17/2005	(8,265)	209
Japanese Yen	401,639	12/15/2005	3,661	(87)
Singapore Dollar	(3,063)	11/17/2005	(1,850)	33
Singapore Dollar	1,108	12/15/2005	661	(3)
			$13,952	$(577)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
CAC 40 10 Euro	35	12/16/2005	$1,943	$43
Dax Index	(11)	12/19/2005	(1,680)	(53)
FTSE 100 Index	57	12/16/2005	5,528	79
Hang Seng Index	8	10/28/2005	796	6
IBEX 35 Index	2	10/17/2005	261	9
MSCI Singapore Index	20	10/30/2005	645	(5)
Topix Index	38	12/08/2005	4,726	439
			$12,219	$518

              At September 30, 2005, cash in the amount of $543 is segregated with the custodian to cover margin requirements for open future contracts.

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	17.0%	$30,325
Pharmaceuticals	5.9%	10,470
Petroleum Refining	5.7%	10,146
Telecommunications	5.0%	8,962
Chemicals & Allied Products	3.4%	5,979
Electric Services	3.3%	5,975
Automotive	3.1%	5,565
Oil & Gas Extraction	3.1%	5,440
Metal Mining	2.6%	4,622
Electronic Components & Accessories	2.3%	4,007
Insurance	2.1%	3,776
Communications Equipment	2.0%	3,642
Food & Kindred Products	2.0%	3,553
Holding & Other Investment Offices	1.7%	3,044
Business Services	1.6%	2,924
Real Estate	1.6%	2,841
Primary Metal Industries	1.3%	2,264
Industrial Machinery & Equipment	1.3%	2,246
Computer & Data Processing Services	1.3%	2,234
Life Insurance	1.2%	2,209
Wholesale Trade Durable Goods	1.2%	2,066
Computer & Office Equipment	1.1%	1,994
Residential Building Construction	1.1%	1,880
Security & Commodity Brokers	1.0%	1,849
Engineering & Management Services	1.0%	1,772
Beer, Wine & Distilled Beverages	1.0%	1,751
Lumber & Other Building Materials	1.0%	1,700
Gas Production & Distribution	0.8%	1,404
Tobacco Products	0.8%	1,366
Motor Vehicles, Parts & Supplies	0.7%	1,243
Instruments & Related Products	0.7%	1,242
Business Credit Institutions	0.7%	1,225
Wholesale Trade Nondurable Goods	0.7%	1,165
Railroads	0.6%	1,119
Food Stores	0.6%	1,107
Electronic & Other Electric Equipment	0.6%	1,080
Paper & Paper Products	0.6%	1,003
Department Stores	0.5%	984
Radio & Television Broadcasting	0.5%	958
Specialty- Real Estate	0.5%	950
Transportation & Public Utilities	0.5%	944
Rubber & Misc. Plastic Products	0.5%	937
Stone, Clay & Glass Products	0.5%	922
Printing & Publishing	0.5%	907
Personal Credit Institutions	0.4%	795
Aerospace	0.4%	706
Misc. General Merchandise Stores	0.4%	694

Construction	0.4%	$639
Medical Instruments & Supplies	0.4%	636
Restaurants	0.4%	619
Retail Trade	0.3%	562
Water Transportation	0.3%	527
Electric, Gas & Sanitary Services	0.3%	527
Shoe Stores	0.3%	512
Hotels & Other Lodging Places	0.3%	485
Amusement & Recreation Services	0.3%	454
Air Transportation	0.2%	350
Textile Mill Products	0.2%	319
Communication	0.2%	314
Manufacturing Industries	0.2%	295
Electrical Goods	0.1%	244
Metal Cans & Shipping Containers	0.1%	238
Trucking & Warehousing	0.1%	235
Transportation Equipment	0.1%	235
Radio, Television & Computer Stores	0.1%	228
Auto Repair, Services & Parking	0.1%	227
Public Administration	0.1%	204
Mining	0.1%	126
Beverages	0.1%	123
Drug Stores & Proprietary Stores	0.0%	88
Furniture & Fixtures	0.0%	87
Apparel Products	0.0%	75
Health Services	0.0%	28
Fabricated Metal Products	0.0%	27
Automotive Dealers & Service Stations	0.0%	26
Educational Services	0.0%	23
Management Services	0.0%	17
Motion Pictures	0.0%	13
Investments, at value	91.1%	162,470
Short-Term Investments	3.3%	5,880
Other Assets and Liabilities	5.6%	10,072
Net Assets	100.0%	$178,422

NOTES TO SCHEDULE OF INVESTMENTS:
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $5,569.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $1,548, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $359 or 0.2% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.5%)
Aerospace (1.6%)
Boeing Co. (The)	100,000	$6,795
Goodrich Corp.	80,000	3,547
Amusement & Recreation Services (0.6%)
Harrah’s Entertainment, Inc.	30,000	1,956
Penn National Gaming, Inc. ‡	60,000	1,867
Apparel & Accessory Stores (1.8%)
Chico’s FAS, Inc. ‡	120,000	4,416
Nordstrom, Inc. †	120,000	4,118
Urban Outfitters, Inc. ‡ †	120,000	3,528
Apparel Products (0.4%)
Polo Ralph Lauren Corp.	50,000	2,515
Automotive (0.7%)
ITT Industries, Inc.	40,000	4,544
Automotive Dealers & Service Stations (0.5%)
Advance Auto Parts, Inc. ‡ †	90,000	3,481
Beverages (0.9%)
Constellation Brands, Inc.-Class A ‡ †	85,000	2,210
PepsiCo, Inc.	60,000	3,403
Business Services (1.3%)
eBay, Inc. ‡	85,000	3,502
Getty Images, Inc. ‡ †	55,000	4,732
Chemicals & Allied Products (0.5%)
Monsanto Co.	50,000	3,137
Communication (1.3%)
American Tower Corp.-Class A ‡ †	180,000	4,491
XM Satellite Radio Holdings, Inc.-Class A ‡ †	120,000	4,309
Communications Equipment (5.2%)
Comverse Technology, Inc. ‡	180,000	4,729
Corning, Inc. ‡	300,000	5,799
Harris Corp.	75,000	3,135
Motorola, Inc.	300,000	6,627
QUALCOMM, Inc.	150,000	6,712
Rockwell Collins, Inc.	70,000	3,382
Scientific-Atlanta, Inc.	100,000	3,751
Computer & Data Processing Services (9.2%)
Activision, Inc. ‡	150,000	3,067
Adobe Systems, Inc.	120,000	3,582
Autodesk, Inc.	240,000	11,146
Cerner Corp. ‡ †	35,000	3,043
Cognizant Technology Solutions Corp. ‡	90,000	4,193
Fiserv, Inc. ‡	70,000	3,211
Google, Inc.-Class A ‡	30,000	9,494
Juniper Networks, Inc. ‡	140,000	3,331
McAfee, Inc. ‡	110,000	3,456
Microsoft Corp.	240,000	6,175
SAP AG, ADR	120,000	5,200
Yahoo!, Inc. ‡	120,000	4,061

Computer & Office Equipment (5.3%)
Apple Computer, Inc. ‡	300,000	$16,083
Dell, Inc. ‡	145,000	4,959
EMC Corp. ‡	245,000	3,170
Hewlett-Packard Co.	240,000	7,008
Jabil Circuit, Inc. ‡	120,000	3,710
Construction (0.6%)
KB Home †	50,000	3,660
Cosmetics/Personal Care (0.8%)
Gillette Co. (The)	90,000	5,238
Department Stores (0.6%)
JC Penney Co., Inc.	85,000	4,031
Drug Stores & Proprietary Stores (0.9%)
CVS Corp.	205,000	5,947
Electric Services (1.7%)
Edison International	95,000	4,492
TXU Corp.	60,000	6,773
Electric, Gas & Sanitary Services (0.8%)
Exelon Corp. †	95,000	5,077
Electronic & Other Electric Equipment (0.8%)
General Electric Co.	150,000	5,050
Electronic Components & Accessories (7.4%)
Advanced Micro Devices, Inc. ‡	150,000	3,780
Altera Corp. ‡ †	120,000	2,293
Broadcom Corp.-Class A ‡	150,000	7,036
Intel Corp.	240,000	5,916
Intersil Corp.-Class A	120,000	2,614
Marvell Technology Group, Ltd. ‡	210,000	9,683
National Semiconductor Corp.	180,000	4,734
NVIDIA Corp. ‡	60,000	2,057
Texas Instruments, Inc.	305,000	10,340
Food & Kindred Products (1.0%)
Hershey Co. (The)	70,000	3,942
Kellogg Co.	60,000	2,768
Health Services (2.0%)
Caremark Rx, Inc. ‡	150,000	7,490
Omnicare, Inc.	60,000	3,374
Quest Diagnostics, Inc. †	50,000	2,527
Hotels & Other Lodging Places (1.1%)
Hilton Hotels Corp.	120,000	2,678
Starwood Hotels & Resorts Worldwide, Inc.	80,000	4,574
Industrial Machinery & Equipment (3.5%)
Applied Materials, Inc.	240,000	4,070
Caterpillar, Inc.	85,000	4,994
Grant Prideco, Inc. ‡	60,000	2,439
Joy Global, Inc.	60,000	3,028
Lam Research Corp. ‡	105,000	3,199
National Oilwell Varco, Inc. ‡	80,000	5,264
Instruments & Related Products (1.3%)
Alcon, Inc.	40,000	5,115
Bausch & Lomb, Inc.	40,000	3,227
Insurance (3.9%)
ACE, Ltd.	40,000	1,883
Aetna, Inc.	60,000	5,168
PacifiCare Health Systems, Inc. ‡	50,000	3,989
UnitedHealth Group, Inc.	170,000	9,554
WellPoint, Inc. ‡	70,000	5,307
Insurance Agents, Brokers & Service (0.7%)
Humana, Inc. ‡	90,000	4,309

Iron & Steel Foundries (0.6%)
Precision Castparts Corp. †	70,000	$3,717
Leather & Leather Products (0.9%)
Coach, Inc. ‡	180,000	5,645
Life Insurance (0.9%)
Prudential Financial, Inc.	85,000	5,743
Lumber & Other Building Materials (0.8%)
Lowe’s Cos., Inc.	80,000	5,152
Medical Instruments & Supplies (1.8%)
Baxter International, Inc.	85,000	3,389
Lumenis, Ltd. ‡	352	1
St. Jude Medical, Inc. ‡	110,000	5,148
Stryker Corp.	60,000	2,966
Mining (1.0%)
Peabody Energy Corp.	80,000	6,748
Motion Pictures (0.6%)
News Corp., Inc.-Class B †	240,000	3,960
Oil & Gas Extraction (8.6%)
Burlington Resources, Inc.	110,000	8,945
Chesapeake Energy Corp. †	90,000	3,443
Devon Energy Corp.	80,000	5,491
Diamond Offshore Drilling, Inc. †	90,000	5,513
EOG Resources, Inc. †	90,000	6,741
GlobalSantaFe Corp.	70,000	3,193
Helmerich & Payne, Inc.	35,000	2,114
Noble Corp.	90,000	6,161
Noble Energy, Inc.	70,000	3,283
Patterson-UTI Energy, Inc.	120,000	4,330
Quicksilver Resources, Inc. ‡ †	72,500	3,465
Ultra Petroleum Corp. ‡ †	60,000	3,413
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	35,000	2,783
Petroleum Refining (1.2%)
Sunoco, Inc.	50,000	3,910
Valero Energy Corp.	35,000	3,957
Pharmaceuticals (12.0%)
Allergan, Inc.	50,000	4,581
Amgen, Inc. ‡	120,000	9,560
AstraZeneca PLC, ADR	60,000	2,826
Celgene Corp. ‡ †	95,000	5,160
Genentech, Inc. ‡	100,000	8,421
Genzyme Corp. ‡	90,000	6,448
Gilead Sciences, Inc. ‡	90,000	4,388
Invitrogen Corp. ‡	35,000	2,633
Johnson & Johnson	85,000	5,379
Kos Pharmaceuticals Inc. ‡	30,000	2,008
Novartis AG, ADR	95,000	4,845
Protein Design Labs, Inc. ‡ †	120,000	3,360
Roche Holding AG, ADR	100,000	6,973
Schering-Plough Corp.	90,000	1,895
Teva Pharmaceutical Industries, Ltd., ADR †	130,000	4,345
Wyeth	130,000	6,015
Printing & Publishing (0.4%)
McGraw-Hill Cos., Inc. (The)	60,000	2,882
Radio, Television & Computer Stores (0.8%)
Best Buy Co., Inc.	122,500	5,332
Railroads (1.1%)
Burlington Northern Santa Fe Corp.	120,000	7,176

Research & Testing Services (0.1%)
Pharmaceutical Product Development, Inc. ‡	10,000	$575
Residential Building Construction (1.1%)
DR Horton, Inc. †	120,000	4,346
Toll Brothers, Inc. ‡ †	60,000	2,680
Retail Trade (1.4%)
Michaels Stores, Inc.	70,000	2,314
Office Depot, Inc. ‡	120,000	3,564
Tiffany & Co.	85,000	3,380
Security & Commodity Brokers (4.4%)
American Express Co.	70,000	4,021
Bear Stearns Cos. Inc. (The)	50,000	5,488
Charles Schwab Corp. (The)	210,000	3,030
Chicago Mercantile Exchange	10,000	3,373
Franklin Resources, Inc.	55,000	4,618
Goldman Sachs Group, Inc. (The)	30,000	3,647
Lehman Brothers Holdings, Inc. †	40,000	4,659
Stone, Clay & Glass Products (0.3%)
USG Corp. ‡	25,000	1,718
Telecommunications (0.7%)
Adtran, Inc.	60,000	1,890
Nextel Partners, Inc.-Class A ‡ †	120,000	3,012
Transportation & Public Utilities (0.3%)
CH Robinson Worldwide, Inc.	35,000	2,244
Variety Stores (0.7%)
Target Corp.	90,000	4,674
Total Common Stocks (cost: $515,254)		631,866

	Principal	Value
SECURITY LENDING COLLATERAL (11.3%)
Debt (9.3%)
Bank Notes (0.6%)
Bank of America
3.77%, due 10/18/2005 *	$710	$710
3.77%, due 11/28/2005 *	827	827
3.81%, due 08/10/2006 *	816	816
Bear Stearns & Co.
4.07%, due 12/06/2005 *	355	355
4.07%, due 03/07/2006 *	1,064	1,064
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	355	355
Certificates Of Deposit (0.6%)
Barclays
3.70%, due 01/17/2006 *	1,596	1,596
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	386	386
3.99%, due 05/18/2006 *	887	887
Rabobank Nederland
3.94%, due 05/31/2006 *	887	887
Commercial Paper (1.4%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	705	705
Grampian Funding LLC-144A
3.76%, due 10/13/2005	173	173
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	740	740
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	532	532

Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	$2,306	$2,306
4.01%, due 12/09/2005 *	2,235	2,235
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	786	786
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	527	527
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	355	355
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	704	704
Euro Dollar Overnight (1.3%)
Barclays
3.62%, due 10/03/2005	1,064	1,064
Fortis Bank
3.81%, due 10/07/2005	710	710
Societe Generale
3.78%, due 10/03/2005	1,419	1,419
3.80%, due 10/04/2005	887	887
Svenska Handlesbanken
3.88%, due 10/03/2005	2,673	2,673
Wells Fargo
3.75%, due 10/07/2005	1,774	1,774
Euro Dollar Terms (2.5%)
Bank of Nova Scotia
3.66%, due 10/11/2005	2,391	2,391
3.77%, due 10/31/2005	1,419	1,419
Barclays
3.70%, due 10/14/2005	532	532
Branch Banker &Trust
3.84%, due 11/22/2005	1,774	1,774
Citigroup
3.87%, due 12/21/2005	1,774	1,774
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	1,774	1,774
Harris Trust & Savings Bank
3.75%, due 10/21/2005	2,820	2,820
Royal Bank of Canada
3.83%, due 11/22/2005	1,774	1,774
Royal Bank of Scotland
3.76%, due 11/01/2005	1,951	1,951
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	142	142
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,960 on 10/03/2005	3,959	3,959
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $8,493 on 10/03/2005	8,490	8,490
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $81 on 10/03/2005	81	81
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $5,444 on 10/03/2005	5,442	5,442
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,176 on 10/03/2005	1,175	1,175

	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds
1-day yield of 3.68%	$709,551	$710
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	5,405,279	5,405
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	940,040	940
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	6,159,988	6,160
Total Security Lending Collateral (cost: $74,186)		74,186

Total Investment Securities (cost: $589,440)		$706,052

SUMMARY:
Investments, at value	107.8%	$706,052
Liabilities in excess of other assets	(7.8)%	(51,195)
Net assets	100.0%	$654,857

NOTES TO SCHEDULE OF INVESTMENTS:
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $71,783.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
††

Cash collateral for the Repurchase Agreements, valued at $19,530, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $4,522 or .7% of the net assets of the Fund.

ADR	American Depositary Receipt

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS

At September 30, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	$1	$1
Total Corporate Debt Securities (cost: $1)		1

	Shares	Value
COMMON STOCKS (98.3%)
Air Transportation (0.2%)
Southwest Airlines Co.	23,400	$348
Amusement & Recreation Services (0.8%)
Disney (Walt) Co. (The)	66,730	1,610
Apparel Products (0.4%)
Jones Apparel Group, Inc.	27,278	777
Automotive (1.2%)
Harley-Davidson, Inc.	50,600	2,451
Beverages (0.9%)
Anheuser-Busch Cos., Inc.	7,110	306
Coca-Cola Co. (The)	34,300	1,481
Business Credit Institutions (2.0%)
Fannie Mae	7,980	358
Freddie Mac	66,540	3,757
Business Services (6.5%)
Clear Channel Communications, Inc.	71,160	2,340
eBay, Inc. ‡	126,610	5,216
First Data Corp.	12,600	504
Getty Images, Inc. ‡ †	25,303	2,177
Monster Worldwide, Inc. ‡	49,700	1,526
Moody’s Corp. †	32,713	1,671
Chemicals & Allied Products (3.2%)
Dow Chemical Co. (The)	21,490	896
du Pont (E.I.) de Nemours & Co.	46,900	1,837
Monsanto Co.	51,400	3,225
Rohm & Haas Co.	16,300	670
Commercial Banks (6.4%)
Bank of America Corp. †	72,114	3,036
Bank of New York Co., Inc. (The)	31,100	915
Citigroup, Inc.	68,790	3,131
JP Morgan Chase & Co.	24,400	828
PNC Financial Services Group, Inc.	27,440	1,592
SunTrust Banks, Inc.	900	63
Wachovia Corp.	27,581	1,313
Wells Fargo & Co.	37,900	2,220
Communication (1.3%)
Liberty Media Corp.-Class A ‡	160,900	1,295
Viacom, Inc.-Class B	42,600	1,406
Communications Equipment (1.7%)
Corning, Inc. ‡	47,700	922
Nokia Corp., ADR	18,200	308
QUALCOMM, Inc.	45,576	2,040
Telefonaktiebolaget LM Ericsson, ADR ‡ †	7,500	276
Computer & Data Processing Services (6.9%)
Affiliated Computer Services, Inc.-Class A ‡	16,300	890
Electronic Arts, Inc. ‡	55,300	3,146
Google, Inc.-Class A ‡	19,450	6,155
Microsoft Corp.	14,180	365
Yahoo!, Inc. ‡	104,296	3,529

Computer & Office Equipment (3.2%)
Cisco Systems, Inc. ‡	31,200	$559
Dell, Inc. ‡	143,791	4,918
Hewlett-Packard Co.	14,640	428
International Business Machines Corp.	5,260	422
Lexmark International, Inc. ‡	3,863	236
Seagate Technology, Inc. - Escrow Shares ‡	36,900	—	☐
Construction (0.9%)
Pulte Homes, Inc. †	44,400	1,906
Department Stores (0.4%)
Federated Department Stores, Inc.	13,379	895
Educational Services (1.4%)
Apollo Group, Inc.-Class A ‡	43,464	2,886
Electric Services (2.1%)
American Electric Power Co., Inc.	24,000	953
Constellation Energy Group, Inc.	13,400	825
Dominion Resources, Inc.	9,600	827
FirstEnergy Corp.	31,810	1,658
Electric, Gas & Sanitary Services (0.3%)
Public Service Enterprise Group, Inc.	8,500	547
Electronic Components & Accessories (1.8%)
Flextronics International, Ltd. ‡	31,800	409
Intel Corp.	3,200	79
Marvell Technology Group, Ltd. ‡	37,000	1,706
Novellus Systems, Inc.	909	23
Tyco International, Ltd. †	54,200	1,509
Entertainment (1.1%)
International Game Technology	86,400	2,333
Food & Kindred Products (4.0%)
Altria Group, Inc.	62,003	4,570
Kraft Foods, Inc.-Class A	43,820	1,340
Unilever NV-NY Shares †	33,400	2,386
Gas Production & Distribution (0.9%)
Questar Corp.	19,900	1,754
Instruments & Related Products (1.2%)
Alcon, Inc. †	18,900	2,417
Insurance (5.1%)
AFLAC, Inc.	6,400	290
American International Group, Inc.	12,500	775
Assurant, Inc.	4,800	183
Berkshire Hathaway, Inc.-Class B ‡	1,252	3,419
Chubb Corp.	21,950	1,966
St. Paul Travelers Cos., Inc. (The)	12,300	552
UnitedHealth Group, Inc.	59,500	3,344
Insurance Agents, Brokers & Service (0.9%)
Hartford Financial Services Group, Inc. (The)	2,100	162
Marsh & McLennan Cos., Inc.	53,600	1,629
Life Insurance (0.6%)
Genworth Financial, Inc.-Class A †	10,000	322
Metlife, Inc.	17,970	895
Lumber & Other Building Materials (1.7%)
Home Depot, Inc. (The)	90,125	3,437
Lumber & Wood Products (1.6%)
Georgia-Pacific Corp.	94,820	3,230
Management Services (1.7%)
Corporate Executive Board Co.	26,800	2,090
Paychex, Inc.	38,400	1,424
Medical Instruments & Supplies (1.4%)
Boston Scientific Corp. ‡	14,200	332
Guidant Corp.	16,500	1,137
St. Jude Medical, Inc. ‡	29,900	1,399
Mortgage Bankers & Brokers (0.5%)
Countrywide Financial Corp.	29,450	971
Motion Pictures (0.8%)
Time Warner, Inc.	94,900	1,719

Oil & Gas Extraction (3.4%)
GlobalSantaFe Corp.	3,400	$155
Halliburton Co.	6,209	425
Total SA, ADR	8,800	1,195
Ultra Petroleum Corp. ‡ †	91,660	5,214
Paper & Allied Products (2.3%)
International Paper Co.	98,050	2,922
Kimberly-Clark Corp.	31,318	1,864
Pharmaceuticals (10.0%)
AmerisourceBergen Corp. †	13,100	1,013
Bristol-Myers Squibb Co.	150,720	3,626
Cardinal Health, Inc.	9,000	571
Genentech, Inc. ‡	33,300	2,804
GlaxoSmithKline PLC, ADR	111,800	5,733
Pfizer, Inc.	55,200	1,378
Roche Holding AG, ADR	25,620	1,787
Sanofi-Aventis, ADR	22,700	943
Schering-Plough Corp.	60,020	1,263
Wyeth	29,300	1,356
Primary Metal Industries (0.9%)
Alcoa, Inc.	77,000	1,880
Printing & Publishing (0.3%)
Gannett Co., Inc.	4,200	289
Tribune Co.	8,200	278
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	9,600	418
Restaurants (0.3%)
McDonald’s Corp.	15,710	526
Retail Trade (0.9%)
Amazon.com, Inc. ‡ †	39,600	1,794
Security & Commodity Brokers (1.7%)
Chicago Mercantile Exchange	7,425	2,504
Lehman Brothers Holdings, Inc.	2,000	233
Merrill Lynch & Co., Inc.	12,900	791
Telecommunications (7.3%)
America Movil SA de CV-Class L, ADR	172,800	4,548
SBC Communications, Inc. †	138,500	3,320
Sprint Nextel Corp.	164,564	3,913
Verizon Communications, Inc.	98,130	3,208
Toys, Games & Hobbies (0.3%)
Mattel, Inc.	36,000	601
Transportation & Public Utilities (1.6%)
CH Robinson Worldwide, Inc.	26,185	1,679
Expeditors International of Washington, Inc. †	28,400	1,613
Variety Stores (4.0%)
Costco Wholesale Corp. †	82,200	3,542
Sears Holdings Corp. ‡	23,000	2,862
Wal-Mart Stores, Inc.	41,200	1,805
Water Transportation (2.0%)
Carnival Corp.	80,500	4,023
Total Common Stocks (cost: $183,764)		201,518

	Principal	Value
SECURITY LENDING COLLATERAL (12.9%)
Debt (10.6%)
Bank Notes (0.7%)
Bank of America
3.77%, due 10/18/2005 *	$252	$252
3.77%, due 11/28/2005 *	293	293
3.81%, due 08/10/2006 *	289	289
Bear Stearns & Co.
4.07%, due 12/06/2005 *	126	126
4.07%, due 03/07/2006 *	378	378
Credit Suisse First Boston Corp.
4.02%, due 03/10/2006 *	126	126

Certificates Of Deposit (0.7%)
Barclays
3.70%, due 01/17/2006 *	$566	$566
Canadian Imperial Bank of Commerce
3.98%, due 11/04/2005 *	137	137
3.99%, due 05/18/2006 *	315	315
Rabobank Nederland
3.94%, due 05/31/2006 *	315	315
Commercial Paper (1.6%)
Blue Ridge Asset Funding Corp.-144A
3.78%, due 10/20/2005	250	250
Grampian Funding LLC-144A
3.76%, due 10/13/2005	61	61
Greyhawk Funding LLC-144A
3.66%, due 10/05/2005	263	263
Lexington Parker Capital Co.-144A
3.77%, due 10/19/2005	189	189
Morgan Stanley Dean Witter & Co.
4.02%, due 12/07/2005 *	818	818
4.01%, due 12/09/2005 *	793	793
Paradigm Funding LLC-144A
3.77%, due 10/17/2005	279	279
Park Avenue Receivables Corp.-144A
3.64%, due 10/03/2005	187	187
Ranger Funding Co LLC-144A
3.79%, due 10/25/2005	126	126
Sheffield Receivables Corp.-144A
3.71%, due 10/13/2005	250	250
Euro Dollar Overnight (1.5%)
Barclays
3.62%, due 10/03/2005	378	378
Fortis Bank
3.81%, due 10/07/2005	252	252
Societe Generale
3.78%, due 10/03/2005	503	503
3.80%, due 10/04/2005	315	315
Svenska Handlesbanken
3.88%, due 10/03/2005	948	948
Wells Fargo
3.75%, due 10/07/2005	629	629
Euro Dollar Terms (2.8%)
Bank of Nova Scotia
3.66%, due 10/11/2005	848	848
3.77%, due 10/31/2005	503	503
Barclays
3.70%, due 10/14/2005	189	189
Branch Banker &Trust
3.84%, due 11/22/2005	629	629
Citigroup
3.87%, due 12/21/2005	629	629
Credit Suisse First Boston Corp.
3.88%, due 12/21/2005	629	629
Harris Trust & Savings Bank
3.75%, due 10/21/2005	1,000	1,000
Royal Bank of Canada
3.83%, due 11/22/2005	629	629
Royal Bank of Scotland
3.76%, due 11/01/2005	692	692
Promissory Notes (0.0%)
Goldman Sachs Group, Inc.
3.94%, due 12/28/2005	50	50

Repurchase Agreements (3.3%) ††
Credit Suisse First Boston Corp. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,405 on 10/03/2005	$1,405	$1,405
Goldman Sachs Group, Inc. (The) 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $3,013 on 10/03/2005	3,012	3,012
Lehman Brothers, Inc. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $29 on 10/03/2005	29	29
Merrill Lynch & Co. 3.98% Repurchase Agreement dated 09/30/2005 to be repurchased at $1,931 on 10/03/2005	1,931	1,931
Morgan Stanley Dean Witter & Co. 4.04% Repurchase Agreement dated 09/30/2005 to be repurchased at $417 on 10/03/2005	417	417

	Shares	Value
Investment Companies (2.3%)
Money Market Funds (2.3%)
American Beacon Funds
1-day yield of 3.68%	251,722	$252
Barclays Global Investors Institutional Money Market Fund
1-day yield of 3.78%	1,917,591	1,918
Dreyfus Cash Management Plus Fund
1-day yield of 3.64%	333,491	333
Merrimac Cash Fund, Premium Class
1-day yield of 3.55%	2,185,334	2,185
Total Security Lending Collateral (cost: $26,318)		26,318

Total Investment Securities (cost: $210,083)		$227,837

SUMMARY:
Investments, at value	111.2%	$227,837
Liabilities in excess of other assets	(11.2)%	(22,862)
Net assets	100.0%	$204,975

NOTES TO SCHEDULE OF INVESTMENTS:
‡	No dividends were paid during the preceding twelve months.
†	At September 30, 2005, all or a portion of this security is on loan. The value at September 30, 2005, of all securities on loan is $25,495.
☐	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of September 30, 2005.
† †

Cash collateral for the Repurchase Agreements, valued at $6,929, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.86% and 12/31/2005 - 08/19/2065, respectively.

Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities aggregated $1,605 or .8% of the net assets of the Fund.

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)     Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of September 30, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)    There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	November 16, 2005

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	November 16, 2005